UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

American Funds Insurance Series

[photo of a forest in fall - mountains in the background]

Semi-annual report for the six months ended June 30, 2006

Figures shown here for American Funds Insurance Series® are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Returns for periods ended June 30, 2006

			Cumulative total returns		Average annual total returns
Page			6 months	1 year	5 years	10 years	Lifetime

16	Global Discovery Fund	Class 1	+2.57%	+16.05%	—	—	+4.93%
	(since 7/5/01)	Class 2	+2.49	+15.80	—	—	+4.69

19	Global Growth Fund	Class 1	+6.31	+21.89	+8.43%	—	+11.33
	(since 4/30/97)	Class 2	+6.16	+21.53	+8.17	—	+11.05

22	Global Small Capitalization	Class 1	+9.45	+30.25	+13.99	—	+14.37
	Fund (since 4/30/98)	Class 2	+9.35	+29.97	+13.72	—	+14.10

26	Growth Fund (since 2/8/84)	Class 1	+2.56	+15.42	+4.61	+13.75%	+14.73
		Class 2	+2.44	+15.12	+4.35	+13.47	+14.42
		Class 3	+2.48	+15.21	+4.42	+13.54	+14.53

29	International Fund	Class 1	+6.01	+27.29	+10.02	+10.83	+10.48
	(since 5/1/90)	Class 2	+5.83	+26.94	+9.74	+10.55	+10.19
		Class 3	+5.87	+27.10	+9.82	+10.63	+10.28

32	New World Fund	Class 1	+8.97	+26.41	+14.74	—	+10.86
	(since 6/17/99)	Class 2	+8.92	+26.14	+14.45	—	+10.59

36	Blue Chip Income and	Class 1	+4.65	+11.71	—	—	+3.49
	Growth Fund (since 7/5/01)	Class 2	+4.56	+11.45	—	—	+3.21

39	Global Growth and Income	Class 1	—	—	—	—	-3.90*
	Fund (since 5/1/06)	Class 2	—	—	—	—	-4.00*

42	Growth-Income Fund	Class 1	+4.09	+10.51	+5.45	+10.42	+12.97
	(since 2/8/84)	Class 2	+3.96	+10.25	+5.19	+10.15	+12.65
		Class 3	+4.00	+10.31	+5.26	+10.22	+12.77

45	Asset Allocation Fund	Class 1	+5.60	+13.35	+5.98	+8.53	+9.45
	(since 8/1/89)	Class 2	+5.46	+13.12	+5.72	+8.26	+9.15
		Class 3	+5.44	+13.16	+5.78	+8.33	+9.25

50	Bond Fund (since 1/2/96)	Class 1	+1.41	+1.86	+ 5.90	+6.45	+5.99
		Class 2	+1.23	+1.59	+5.65	+6.18	+5.73

54	High-Income Bond Fund	Class 1	+3.32	+5.45	+ 8.83	+7.30	+10.35
	(since 2/8/84)	Class 2	+3.24	+5.29	+8.56	+ 7.04	+9.98
		Class 3	+3.27	+5.31	+8.64	+7.12	+10.15

59	U.S. Government/	Class 1	-0.69	-0.61	+4.34	+5.68	+6.96
	AAA-Rated Securities Fund	Class 2	-0.74	-0.82	+4.09	+5.42	+6.64
	(since 12/2/85)	Class 3	-0.75	-0.75	+4.15	+5.49	+6.77

61	Cash Management Fund†	Class 1	+2.20	+3.94	+ 1.87	+ 3.53	+4.92
	(since 2/8/84)	Class 2	+2.14	+3.71	+1.63	+3.28	+4.61
		Class 3	+2.12	+3.77	+1.68	+3.34	+4.73

*Cumulative total return from inception.
† As of June 30, 2006, Cash Management Fund’s annualized seven-day yield was 4.84%, which reflects a fee waiver (4.81% without the fee waiver), for Class 1 shares; 4.61%, which reflects a fee waiver (4.58% without the fee waiver), for Class 2 shares; and 4.67%, which reflects a fee waiver (4.63% without the fee waiver), for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline the report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, Class 2 and Class 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected here. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes shown in this report are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Fellow investors:
[photo of autumn leaves floating in water]

Investors in American Funds Insurance Series benefited as most of the investment options in the series gained value during the six-month period ended June 30, 2006.

As the year began, stock markets around the world continued to show strength. However, they lost some of their momentum in the spring, declining amid questions about the future of interest rates and inflation. In the U.S., economic growth remained healthy, leading to higher corporate profits, sustained consumer demand and relatively low unemployment. For the six-month period, Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, rose 2.7%, while the Nasdaq Composite Index, home to many of the nation’s technology companies, fell 1.5%.

In addition to the U.S., many markets around the world saw positive returns for the six-month period despite the recent downturn. All major European currencies strengthened against the U.S. dollar, contributing to double-digit market gains. The London FTSE 100 and the German DAX posted gains of 13.9% and 13.5%, respectively, when measured in U.S. dollars. Japan had the steepest drop among the larger developed markets during the period, returning -0.3% as calculated by the Nikkei 225 Stock Average when measured in U.S. dollars.

Most developing markets, which had been the biggest beneficiaries of the favorable economic conditions and supportive monetary global policy of the past few years, bore the brunt of the downturn and a reduced appetite for risk among investors. However, many countries, such as Brazil and China, still managed to finish the period with double-digits gains, returning 18.6%* and 23.7%, respectively. India also fared relatively well, returning 9.9% for the period.

Energy companies, bolstered by the continuing high price of oil, provided strong returns. Financial companies, benefiting from healthy balance sheets, also did quite well, despite recent interest rate trends. Small-capitalization stocks continued to outpace the broader market, returning 7.0% as measured by the S&P/Citigroup Global Index, which tracks stocks with market capitalizations less than $3 billion. However, many large-capitalization companies — the leaders of the industry — seem largely undervalued. Their solid market positions and strong balance sheets are selling at attractive prices and may offer unique long-term opportunities.

For many of the bond markets, especially investment grade, the environment was less favorable. During the six-month period, the Federal Reserve continued its measured course of interest rate hikes, increasing the federal funds rate four times to 5.25%, which is 4.25 percentage points higher than in June 2004, when the Fed began raising rates. As a result of these rising interest rates, bond yields, both on the short and long end, have continued to rise, generating satisfactory returns only for shorter term securities.

The high-yield market, driven by solid economic growth in the U.S., low default rates and healthy balance sheets and profits, did comparatively well for the period, returning 3.5% as measured by the Credit Suisse High Yield Index. In comparison, the investment-grade bond market as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index lost 0.8% for the first half of 2006.

We are very pleased to announce our 14th fund in the series, Global Growth and Income Fund. The fund, which seeks to provide long-term growth of capital with current income by investing in well-established companies located around the world, complements the current lineup of equity investment options in the series by offering a growth-and-income fund with a global emphasis. (For more information about the fund, please see the fund review page.)

Thank you for investing in American Funds Insurance Series. We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton

James K. Dunton
Vice Chairman of the Board
Principal Executive Officer

/s/ Donald D. O'Neal

Donald D. O’Neal
President

August 7, 2006

*Unless otherwise indicated, country returns are based on MSCI® indexes, assume reinvestment of dividends and are measured in U.S. dollars.

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For nearly 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Global Discovery Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Discovery Fund gained 2.5% during the six-month period ended June 30, 2006. The Global Service and Information Index,* which tracks the types of companies the fund invests in, gained 3.5% for the six months. The fund finished ahead of the 0.1% total return of its peer group, as measured by the Lipper Multi-Cap Growth Funds Index.

For most of the first half of the period, global stock markets advanced strongly. However, many markets, especially those in developing areas, dropped precipitously in May as central banks around the world began raising interest rates in response to rising concerns over inflation.

With energy prices remaining high, the energy sector continued to do well. The fund’s mandate is to invest in global services and information companies, which do not include energy companies, but do include energy-service businesses. These represented some of the portfolio’s highest gainers for the period. Baker Hughes and Schlumberger, two such oil-service companies, returned 34.7% and 34.0%, respectively.

The fund was hindered somewhat by its information technology holdings and its increased cash position of 17.5%, up from 13.3% at the start of the fund’s fiscal year.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
40.4%	The Americas
23.0%	Europe
19.1%	Asia/Pacific Basin
17.5%	Short-term securities & other assets less liabilities
[end pie chart]

The Americas
United States	37.5%
Mexico	2.2
Brazil	.7
40.4

Europe
Germany	4.9
France	2.8
United Kingdom	2.7
Finland	2.7
Spain	2.3
Switzerland	1.5
Austria	1.4
Luxembourg	1.3
Italy	1.2
Netherlands	1.2
Other	1.0
23.0

Asia/Pacific Basin
Japan	4.4
South Korea	3.5
Taiwan	3.3
Hong Kong	2.6
China	2.6
Other	2.7
19.1

Short-term securities & other
assets less liabilities	17.5
Total	100.0%

Objective: Seeks long-term growth of capital through investments in services and information companies in the U.S. and around the world.

Special characteristics: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

*Subset of MSCI World IndexSM and a market-capitalization weighted index that measures the returns of services and information industries in stock markets in 23 developed countries. The index, which is 70% U.S. weighted, consists specifically of services and industries that together represent approximately 60% of the MSCI World Index.

Global Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth Fund gained 6.2% for the period ended June 30, 2006, in line with its benchmark, the MSCI World Index,SM which rose 6.4%.

During most of the six-month period, global stock markets logged solid gains. In early May, however, growing concerns over interest rates, inflation and a weakening U.S. dollar sent stock prices lower, reducing worldwide gains, especially in developing markets.

Despite the downturn, many markets around the world saw positive returns for the six-month period. In the U.S., home to 24.2% of assets, the S&P 500 gained 2.7%. Returns from European markets, home to 30.6% of the fund’s assets, were magnified by currency trends. All major European currencies strengthened against the U.S. dollar, contributing to double-digit market gains. The London FTSE 100 and the German DAX posted gains of 13.9% and 13.5%, respectively, when measured in U.S. dollars.

Japan, home to 9.7% of the fund’s assets, had the steepest drop among the larger markets during the reporting period, returning -0.3% as calculated by the Nikkei 225 Stock Average when measured in U.S. dollars.

The fund’s investments in the energy sector, which constituted 7.1% of its assets, made the strongest contributions to its return as oil prices remained high globally.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
30.6%	Europe
28.9%	The Americas
22.7%	Asia/Pacific Basin
.4%	Other countries
17.4%	Short-term securities & other assets less liabilities
[begin pie chart]

Europe
United Kingdom	6.1%
Germany	4.4
France	4.0
Netherlands	4.0
Switzerland	2.5
Austria	2.0
Spain	1.9
Finland	1.4
Denmark	1.2
Italy	1.2
Other	1.9
30.6

The Americas
United States	24.2
Canada	2.7
Mexico	1.4
Brazil	.6
28.9

Asia/Pacific Basin
Japan	9.7
Taiwan	3.0
Australia	2.6
India	2.3
South Korea	2.0
Hong Kong	1.4
Other	1.7
22.7

Other countries	.4

Short-term securities & other
assets less liabilities	17.4

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Global Small Capitalization Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Small Capitalization Fund gained 9.4% for the first half of its fiscal year, ended June 30, 2006. It outpaced its benchmark, the S&P/Citigroup Global/World Indexes,* which rose 7.2%, as well as its peer group, as measured by the Lipper Global Small-Cap Funds Average, which gained 7.0% for the period.

The strong start to the 2006 fiscal year was tempered in May by a downturn in markets around the world as fears of inflation and higher interest rates across the globe spooked international markets.

In this environment, results for non-U.S. small-capitalization equities were strong, buffered by currency trends. All major European currencies, as well as the Japanese yen, strengthened against the U.S. dollar, which was down 7.4% versus the euro and 3.0% versus the yen. At the end of the six-month period, 29.5% of the fund’s assets were invested in the U.S.; while this remains the largest country concentration, it is among the lowest amount the fund has invested in the U.S. in its history. At the end of the period, 14.0% of assets were invested in Europe and 31.3% were invested in Asia and the Pacific Basin.

The biggest contributors to the fund’s result were its materials and energy holdings, while its consumer discretionary and information technology investments hindered its return for the period.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
39.9%	The Americas
31.3%	Asia/Pacific Basin
14.0%	Europe
.2%	Other countries
14.6%	Short-term securities & other assets less liabilities
[begin pie chart]

The Americas
United States	29.5%
Canada	8.1
Brazil	2.2
Argentina	.1
39.9

Asia/Pacific Basin
South Korea	12.8
Taiwan	3.4
Hong Kong	2.3
India	2.2
Australia	2.1
China	2.1
Thailand	1.7
Philippines	1.5
Singapore	1.4
Japan	1.1
Pakistan	.7
31.3

Europe
United Kingdom	6.4
Luxembourg	1.3
Netherlands	1.2
Norway	1.0
Other	4.1
14.0

Other countries	.2

Short-term securities & other	14.6
assets less liabilities

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in stocks of small companies around the world.

Special characteristics: Typically invests at least 80% of assets in stocks of companies with market capitalizations ranging from $50 million to $3.5 billion.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

*S&P/Citigroup Global/World Indexes reflect a combination of two S&P/Citigroup Global indexes and two S&P/ Citigroup World indexes that correspond to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global indexes, which track more than 8,000 publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to current and May 2004 to April 2006, respectively. These indexes better reflect the fund’s investments in developing countries during this period. The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from January 2000 to April 2004 and from April 1998 to December 1999, respectively.

Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth Fund rose 2.4% in the first half of 2006, slightly lagging its benchmark, the S&P 500, which gained 2.7% for the six months ended June 30, 2006.

The year began on a high note as stock markets around the world continued their upward trend. However, by mid-May, fears of inflation and higher interest rates in the U.S. caused a decline in markets throughout much of the world. It was a difficult period for growth investing as many traditional growth companies fell relatively out of favor with investors.

The fund was helped by its energy holdings — one of the fund’s largest sectors at 15.8% — which continued to benefit from high oil prices. Schlumberger, one of the fund’s top 10 holdings, returned 34.0% for the period.

Many of the fund’s technology holdings also positively affected results, though a few companies, such as Microsoft and eBay, did not fare as well. The fund was also hindered by some of its holdings in the health care providers and services industry.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
16.5%	Information technology
15.8%	Energy
14.2%	Consumer discretionary
12.3%	Health care
6.8%	Consumer staples
20.4%	Other industries
14.0%	Short-term securities & other assets less liabilities
[begin pie chart]

Objective: Seeks growth of capital by investing primarily in U.S. common stocks.

Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

International Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

International Fund gained 5.8% during the first half of 2006 (ended June 30), while the MSCI EAFE® (Europe, Australasia, Far East) Index posted a 10.5% return.

After a period of strong growth in stock markets around the world, investor enthusiasm waned amid mounting evidence of rising inflation, which raised expectations for higher interest rates in the U.S. and beyond. As a result, stock markets traded lower, and few countries were spared as the selloff extended into June. Although stock indexes in developing countries suffered the largest declines, markets around the globe were affected.

Japan (home to 16.1% of fund assets) had the steepest drop among the larger markets during the period, returning -0.3% as calculated by the Nikkei 225 Stock Average when measured in U.S. dollars. The fund’s European exposure (39.5% of fund assets) fared better, especially when measured in U.S. dollars, as all major European currencies strengthened against the dollar. The United Kingdom rose 13.6%,* while Switzerland and Germany gained 10.6% and 14.1%, respectively.

The fund was hindered by a few of its Japanese holdings, including retail giant Seven & I Holdings. Its information technology stocks were also a drag on results, while the continuing high energy prices helped boost returns for the fund’s holdings in oil, gas and consumable fuels.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
39.5%	Europe
36.6%	Asia/Pacific Basin
8.5%	The Americas
.1%	Other countries
15.3%	Short-term securities & other assets less liabilities
[begin pie chart]

Europe
Switzerland	7.8%
United Kingdom	7.5
Germany	7.2
France	5.8
Netherlands	2.8
Spain	2.0
Austria	1.6
Italy	1.5
Denmark	1.3
Other	2.0
39.5

Asia/Pacific Basin
Japan	16.1
South Korea	7.4
Hong Kong	2.9
Taiwan	2.8
India	2.6
Australia	2.6
Other	2.2
36.6

The Americas
Canada	3.9
Brazil	2.3
Mexico	1.5
United States	.8
8.5

Other countries
South Africa	.1
.1

Short-term securities & other
assets less liabilities	15.3

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.

Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

*Unless otherwise indicated, country returns are based on MSCI® indexes, assume reinvestment of dividends and are measured in U.S. dollars.

New World Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

New World Fund gained 8.9% in the first six months of 2006 (ended June 30), while the MSCI ACWI (All Country World Index) IndexSM gained 6.4%.

After touching a five-year high during the first half of the fund’s fiscal year, stock markets around the globe proved volatile. Uncertainty about inflation and the extent the Federal Reserve and other central banks would raise short-term interest rates sparked a correction in global markets. Many markets in developing nations and some developed countries, such as Japan (home to 3.7% of fund assets), took the biggest hit.

The fund’s unique mandate allows it to invest in the stocks of companies based in the developed world that have significant assets in developing countries. As a result, New World Fund was able to avoid some of the weaknesses in developing markets by increasing its exposure of developed world companies that are positioned to benefit from developing world growth, such as Tesco, Royal Dutch Shell and Nokia.

During the six-month period, the fund’s oil, gas and consumable fuel holdings positively impacted results, as did U.S.-based hospitality conglomerate Las Vegas Sands, which gained 97.3%. The fund’s position in certain telecommunication services companies was a drag on its return.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
29.1%	Asia/Pacific Basin
28.8%	The Americas
26.6%	Europe
7.3%	Other countries
8.2%	Short-term securities & other assets less liabilities
[begin pie chart]

Asia/Pacific Basin
India	6.9%
Taiwan	5.4
Indonesia	3.8
Japan	3.7
Thailand	2.2
South Korea	2.0
Hong Kong	1.5
China	1.4
Other	2.2
29.1

The Americas
United States	9.8
Brazil	8.9
Mexico	5.0
Argentina	1.4
Canada	1.2
Other	2.5
28.8

Europe
United Kingdom	6.0
Russia	3.3
Switzerland	3.2
Austria	3.2
Spain	2.2
Slovenia	1.6
Finland	1.2
Turkey	1.1
Denmark	1.0
Poland	1.0
Other	2.8
26.6

Other countries
South Africa	4.8
Oman	1.1
Israel	1.0
Other	.4
7.3

Short-term securities & other
assets less liabilities	8.2

Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Special characteristics: Invests in securities of issuers based in qualified developing countries and in the developed world with significant assets or revenues attributable to developing countries.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Blue Chip Income and Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Blue Chip Income and Growth Fund rose 4.6%, outpacing the S&P 500, which returned 2.7% for the six-month period ended June 30, 2006.

The fund celebrated its fifth anniversary just a few days after the end of the fiscal half-year. During its brief lifespan, Blue Chip Income and Growth Fund has experienced both a severe market decline — the fund was launched in 2001 — and a strong rebound. The fund’s mandate to have at least 90% of assets invested in high-quality, well-established U.S. companies has proved popular with investors. From its initial $10 million, the fund has grown to more than $3 billion at the end of the period.

During the first half of 2006, the U.S. stock market touched a five-year high before declining moderately late in the period amid growing concerns over interest rates and inflation. In this environment, the fund bested its benchmark with the help of its holdings in oil, gas and consumable fuels. The fund was also helped by its investments in financials. The fund’s information technology holdings hindered results.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
17.1%	Information technology
16.4%	Financials
13.6%	Consumer discretionary
12.4%	Industrials
12.2%	Health care
21.1%	Other industries
7.2%	Short-term securities & other assets less liabilities
[begin pie chart]

Objective: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

Special characteristics: Invests primarily in securities of well-established, high-quality U.S. companies.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Global Growth and Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth and Income Fund, the 14th investment portfolio in the series, commenced operations on May 1, 2006. The fund’s lifetime return (May 1, 2006, through June 30, 2006) was -4.0%, while its benchmark, the MSCI World Index,SM returned -3.4% for the same period. It must be noted that returns for a time period as short as this might not be reflective of fund and index performance.

The fund, which seeks to provide long-term growth of capital with current income by investing in well-established companies located around the world, complements the current lineup of equity investment options in the series by offering a growth-and-income fund with a global emphasis.

As befitting a fund that can invest in stocks and government and corporate bonds around the world, the fund’s portfolio counselors are located in Hong Kong and London, as well as the U.S.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
23.3%	The Americas
17.9%	Europe
16.5%	Asia/Pacific Basin
1.3%	Other countries
41.0%	Short-term securities & other assets less liabilities
[begin pie chart]

The Americas
United States	22.2%
Other	1.1
23.3

Europe
United Kingdom	5.1
Germany	3.0
France	1.6
Italy	1.5
Finland	1.4
Netherlands	1.2
Austria	1.0
Other	3.1
17.9

Asia/Pacific Basin
Taiwan	5.9
Japan	5.5
Australia	2.7
Hong Kong	1.6
Other	.8
16.5

Other
South Africa	1.3
1.3

Short-term securities & other
assets less liabilities
41.0
Total	100.0%

Objective: Seeks capital growth and income over time by investing primarily in stocks of well-established companies located around the world.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund tends to invest in stocks that are believed to be relatively resilient to market declines.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Growth-Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth-Income Fund rose 4.0% during the six-month period ended June 30, 2006, exceeding the S&P 500, which gained 2.7%. The fund has outpaced the S&P 500 over the three-, five- and 10-year periods.

As the year began, the stock market continued to rally, touching a five-year high. However, in May the market lost some of its momentum, declining amid questions about the future of interest rates and inflation. At the same time, investors did not panic as corporate balance sheets and profits remained healthy.

During the period, the fund’s portfolio counselors steered a steady course, maintaining its sizable holdings in energy companies (8.0% of assets). While this exposure, aided by the high price of oil, helped to boost results, the fund’s diversification among a variety of industry groups contributed to its overall return for the six-month period.

In addition to its energy holdings, the fund benefited from its investments in financial companies, while some of its semiconductor and semiconductor equipment holdings hindered the fund’s return.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
18.1%	Information technology
11.9%	Financials
11.9%	Health care
11.3%	Consumer discretionary
9.2%	Industrials
24.7%	Other industries
12.9%	Short-term securities & other assets less liabilities
[begin pie chart]

Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Asset Allocation Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Asset Allocation Fund rose 5.5% in value during the six-month period ended June 30, 2006. The gains surpassed the 2.7% return posted by stocks as measured by the S&P 500 and the -0.8% return generated by bonds as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index.

After a strong first quarter of 2006, investor enthusiasm waned amid mounting evidence of rising inflation, raising the expectation for higher interest rates in the U.S. and the rest of the world. As a result, stocks tumbled mid-May through mid-June after touching a five-year high earlier in the reporting period.

Designed to take advantage of opportunities by allocating its assets among stocks, bonds and cash, according to where the best opportunities are found, the fund’s exposure to equities dropped to 70.2% as of June 30, 2006, from 72.4% at the end of 2005, while its cash position increased to 8.0% from 5.0%. During the same period, the fund’s fixed-income holdings dropped to 21.8% from 22.6%.

The fund benefited from its holdings in energy and financial companies, which accounted for 12.7% and 10.6% of the fund’s portfolio, respectively. The fund’s fixed-income holdings lagged and were a drag on the fund’s return.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
70.2%	Equity securities
9.3%	Corporate bonds
6.0%	Mortgage-backed obligations
5.5%	U.S. government & government agency bonds & notes
.9%	Asset-backed obligations
.1%	Non-U.S. government bonds & notes
8.0%	Short-term securities & other assets less liabilities
[begin pie chart]

Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Bond Fund gained 1.2% for the six-month period ended June 30, 2006, surpassing the unmanaged Citigroup Broad Investment-Grade (BIG) Bond Index, which fell 0.8%.

The Federal Reserve maintained its measured course of interest rate hikes, increasing the federal funds rate four times during the first half of 2006 to 5.25%. As a result of these rising interest rates, bond yields, both on the short and long end, have continued to rise, generating satisfactory returns only for shorter term securities.

Lower rated corporate bonds did well for the period. Driven by solid economic growth in the U.S., low default rates, and healthy balance sheets and profits, high-yield securities, which are rated BB or lower in the credit spectrum, boosted the fund’s overall return. At the end of the first half of the fund’s fiscal year, 21.6% of its net assets were high yield.

The fund benefited from its credit selections, as well as many of its holdings in the automobile and airline industries. Its health care securities did not fare as well for the period.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
48.9%	Corporate bonds
11.5%	U.S. government & government agency bonds & notes
8.9%	Mortgage-backed obligations
6.3%	Non-U.S. government bonds & notes
2.9%	Preferred stocks
1.9%	Asset-backed obligations
.8%	Other
18.8%	Short-term securities & other assets less liabilities
[begin pie chart]

Objective: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

High-Income Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

High-Income Bond Fund rose 3.2% during the first half of 2006 (ended June 30), slightly lagging the Credit Suisse High Yield Index, which rose 3.5% for the period. The Citigroup Broad Investment-Grade (BIG) Bond Index, which measures higher quality bonds, fell 0.8%.

The Federal Reserve increased the federal funds rate four times during the six-month period, from 4.25% to 5.25%, and both longer and shorter term yields rose in accordance. The high-yield market continued to perform well, driven by solid economic growth in the U.S., low default rates and healthy corporate profits.

During the period, the fund was helped by its lower duration relative to the market as shorter term securities outpaced their longer term counterparts. Having less exposure in lodging companies was also beneficial. The fund’s asset-backed obligations and wireless telecommunication services securities hindered its return.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
81.9%	Corporate bonds
6.2%	Equity securities
1.0%	Non-U.S. government bonds & notes
1.0%	Other
9.9%	Short-term securities & other assets less liabilities
[begin pie chart]

Objective: Seeks to provide a high level of current income with capital preservation as a secondary goal.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

U.S. Government/AAA-Rated Securities Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund returned -0.7% for the six-month period ended June 30, 2006, but kept pace with the Citigroup Treasury/Government Sponsored/Mortgage Index, which fell 0.6% in the first half of the fiscal year.

The Federal Reserve continued its tightening cycle, increasing the federal funds rate to 5.25% during the period, which is 4.25 percentage points higher than when it started raising rates in June 2004. Although the yields on both short- and long-term bonds rose as a result of the Fed’s actions, shorter term bonds generally held up better overall.

Lower rated bonds also had the better returns as the strong economy, combined with demand for yield, led to a continued strength in high-yield markets. As a result, government bonds, which are backed by the full faith and credit of the U.S. government and are of the highest quality, did not fare as well.

Within the government bond sector, the fund benefited from its asset-backed obligations and mortgage-backed obligations, which were less affected by rising yields than Treasuries.

Where the fund’s assets were invested based on total net assets as of June 30, 2006
[begin pie chart]
47.1%	Mortgage-backed obligations
28.2%	U.S. Treasury bonds & notes
10.5%	Federal agency bonds & notes
9.3%	Asset-backed obligations
1.0%	Other bonds
3.9%	Short-term securities & other assets less liabilities
[begin pie chart]

Objective: Seeks to provide a high level of current income and preservation of capital.

Special characteristics: Designed for investors who want income and more price stability than offered by stocks and high-yield bonds.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Cash Management Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Cash Management Fund provided investors with a positive return for the six months ended June 30, 2006, a period of rising interest rates. The fund gained 2.1% with a portfolio of highly liquid, short-term money market instruments.

Many investors prefer to keep a portion of their investments in Cash Management Fund specifically as a balance to the more volatile stock and bond markets or as a strategic buying reserve that they can use when they see opportunities in the markets.

It is important to remember, though, that the fund is not managed to maintain a stable net asset value of $1 per share.

Where the fund’s assets were invested based on total investment securities as of June 30, 2006
[begin pie chart]
79.5%	Corporate short-term notes
19.3%	Federal agency discount notes
1.2%	U.S. Treasuries
[begin pie chart]

Objective: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Global Discovery Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets
Bayer	2.0%
Google	2.0
Xinao Gas Holdings	1.8
Schlumberger	1.8
Cisco Systems	1.7
Seagate Technology	1.6
eBay	1.5
Roche Holding	1.5
Millicom	1.3
Veolia Environnement	1.3

		Market	Percent
		value	of net
Common stocks - 82.13%	Shares	(000)	assets

Software & services - 10.07%
Google Inc., Class A (1)	6,500	$2,725	2.01%
eBay Inc. (1)	70,000	2,050	1.51
Microsoft Corp.	73,300	1,708	1.26
NHN Corp. (1)	4,500	1,566	1.16
Affiliated Computer Services, Inc., Class A (1)	30,300	1,564	1.15
NAVTEQ Corp. (1)	26,000	1,162.86
Yahoo! Inc. (1)	31,000	1,023.75
Other securities		1,850	1.37
		13,648	10.07

Banks - 8.84%
UniCredito Italiano SpA (Germany)	200,000	1,559
UniCredito Italiano SpA (Italy)	10,000	78	1.21
Erste Bank der oesterreichischen Sparkassen AG	25,000	1,405	1.04
BNP Paribas	11,110	1,063.78
Royal Bank of Scotland Group PLC	31,523	1,035.76
Other securities		6,840	5.05
		11,980	8.84

Health care equipment & services - 7.94%
Medtronic, Inc.	27,500	1,290.95
Smith & Nephew PLC	167,700	1,290.95
Psychiatric Solutions, Inc. (1)	40,000	1,147.85
Advanced Medical Optics, Inc. (1)	20,500	1,039.77
Other securities		5,992	4.42
		10,758	7.94

Media - 6.17%
Alma Media Corp.	120,000	1,127.83
XM Satellite Radio Holdings Inc., Class A (1)	70,000	1,025.76
Liberty Media Holding Corp., Liberty Capital, Series A (1)	8,200	687.51
Other securities		5,518	4.07
		8,357	6.17

Retailing - 5.70%
Lowe's Companies, Inc.	28,500	1,729	1.28
Stockmann OYJ ABP, Class B	40,000	1,622	1.20
Target Corp.	32,500	1,588	1.17
Liberty Media Holding Corp., Liberty Interactive, Series A (1)	41,000	708.52
Other securities		2,076	1.53
		7,723	5.70

Technology hardware & equipment - 5.17%
Cisco Systems, Inc. (1)	120,000	2,344	1.73
Seagate Technology (1)	95,000	2,151	1.59
Other securities		2,514	1.85
		7,009	5.17

Telecommunication services - 5.01%
Millicom International Cellular SA (1)	40,000	1,817	1.34
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	1,574,000	1,249.92
América Móvil SA de CV, Series L (ADR)	33,000	1,098.81
Other securities		2,627	1.94
		6,791	5.01

Pharmaceutical, biotechnology & life sciences - 4.47%
Roche Holding AG	12,000	1,980	1.46
QIAGEN NV (1)	100,242	1,351	1.00
Other securities		2,731	2.01
		6,062	4.47

Semiconductors & semiconductor equipment - 4.40%
Hynix Semiconductor Inc. (1)	55,000	1,783	1.32
Other securities		4,176	3.08
		5,959	4.40

Utilities - 4.13%
Xinao Gas Holdings Ltd.	2,610,000	2,487	1.84
Veolia Environnement	34,700	1,792	1.32
Hong Kong and China Gas Co. Ltd.	600,000	1,317.97
		5,596	4.13

Materials - 2.98%
Bayer AG	60,000	2,755	2.03
Nitto Denko Corp.	18,000	1,282.95
		4,037	2.98

Transportation - 2.73%
Nippon Express Co., Ltd.	284,000	1,534	1.13
Other securities		2,170	1.60
		3,704	2.73

Energy - 2.71%
Schlumberger Ltd.	37,600	2,448	1.81
Baker Hughes Inc.	15,000	1,228.90
		3,676	2.71

Food & staples retailing - 2.59%
Walgreen Co.	35,000	1,569	1.16
Other securities		1,945	1.43
		3,514	2.59

Consumer services - 2.12%
Shangri-La Asia Ltd.	800,000	1,540	1.14
Other securities		1,326.98
		2,866	2.12

Other - 2.59%
Citigroup Inc.	18,500	893.66
American International Group, Inc.	13,500	797.59
Other securities		1,812	1.34
		3,502	2.59
Miscellaneous - 4.51%
Other common stocks in initial period of acquisition		6,116	4.51

Total common stocks (cost: $97,637,000)		111,298	82.13

Convertible securities - 0.37%

Other - 0.37%
Other securities		504.37

Total convertible securities (cost: $513,000)		504.37

Short-term securities - 17.00%	Principal amount (000)

Freddie Mac 5.162% due 8/1/2006	$2,400	$2,389	1.76%
Federal Home Loan Bank 4.915% - 5.035% due 7/12-7/26/2006	2,000	1,994	1.47
Concentrate Manufacturing Co. of Ireland 5.17% due 7/21/2006 (2)	1,800	1,795	1.33
Ranger Funding Co. LLC 5.03% due 7/12/2006 (2)	1,700	1,697	1.25
BellSouth Corp. 5.04% due 7/17/2006 (2)	1,600	1,596	1.18
Variable Funding Capital Corp. 5.23% due 7/24/2006 (2)	1,600	1,594	1.18
Park Avenue Receivables Co., LLC 5.28% due 7/26/2006 (2)	1,500	1,494	1.10
Three Pillars Funding, LLC 5.28% due 7/3/2006 (2)	1,300	1,299.96
Tennessee Valley Authority 5.16% due 9/14/2006	1,300	1,287.95
CAFCO, LLC 5.06% due 7/25/2006 (2)	1,200	1,196.88
International Lease Finance Corp. 5.28% due 8/28/2006	1,000	991.73
Other securities		5,702	4.21
Total short-term securities (cost: $23,034,000)		23,034	17.00

Total investment securities (cost: $121,184,000)		134,836	99.50
Other assets less liabilities		678.50

Net assets		$135,514	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $15,475,000, which represented 11.42% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets
Sociéte Générale	1.8%
Koninklijke KPN	1.6
Reliance Industries	1.6
AstraZeneca	1.4
Telekom Austria	1.4
Macquarie Bank	1.3
IBM	1.3
Telefónica	1.3
Tyco	1.2
Novo Nordisk	1.2

		Market	Percent
		value	of net
Common stocks - 82.59%	Shares	(000)	assets

Information technology - 14.77%
International Business Machines Corp.	550,000	42,251	1.26
Murata Manufacturing Co., Ltd.	530,000	34,419	1.03
Cisco Systems, Inc. (1)	1,646,500	32,156.96
Samsung Electronics Co., Ltd.	48,440	30,795.92
Taiwan Semiconductor Manufacturing Co. Ltd.	11,731,127	21,189
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	6,517.83
Rohm Co., Ltd.	271,800	24,303.73
Microsoft Corp.	1,037,000	24,162.72
Nokia Corp.	1,075,000	21,920.66
Motorola, Inc.	1,050,000	21,157.63
Other securities		235,255	7.03
		494,124	14.77

Financials - 13.96%
Société Générale	419,400	61,620	1.84
Macquarie Bank Ltd.	856,791	43,907	1.31
HSBC Holdings PLC (United Kingdom)	1,967,769	34,582	1.03
Mizuho Financial Group, Inc.	3,750	31,761.95
Allianz AG	192,000	30,299.90
Mitsubishi UFJ Financial Group, Inc.	2,023	28,291.84
Commerzbank U.S. Finance, Inc.	677,500	24,617.74
Kookmin Bank	275,060	22,620.68
American International Group, Inc.	225,000	13,286.40
Westpac Banking Corp.	690,449	11,938.36
Other securities		164,147	4.91
		467,068	13.96

Consumer discretionary - 10.48%
News Corp. Inc., Class A	1,291,757	24,776
News Corp. Inc., Class B	427,507	8,627	1.00
Toyota Motor Corp.	435,000	22,775.68
Honda Motor Co., Ltd.	268,800	8,528.25
Other securities		285,974	8.55
		350,680	10.48

Health care - 8.79%
AstraZeneca PLC (United Kingdom)	443,960	26,765
AstraZeneca PLC (Sweden)	268,005	16,170
AstraZeneca PLC (ADR)	73,000	4,367	1.41
Novo Nordisk A/S, Class B	602,600	38,360	1.15
WellPoint, Inc. (1)	436,000	31,728.95
Roche Holding AG	168,500	27,806.83
Other securities		148,920	4.45
		294,116	8.79

Energy - 7.10%
Reliance Industries Ltd.	2,350,298	54,305	1.62
Royal Dutch Shell PLC, Class B	574,666	20,071
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,757.89
Canadian Natural Resources, Ltd.	456,000	25,219.76
Schlumberger Ltd.	380,000	24,742.74
Norsk Hydro ASA	875,000	23,183.69
Other securities		80,194	2.40
		237,471	7.10

Telecommunication services - 7.06%
Koninklijke KPN NV	4,875,830	54,756	1.63
Telekom Austria AG	2,101,200	46,737	1.40
Telefónica, SA	2,534,081	42,153	1.26
Other securities		92,753	2.77
		236,399	7.06

Consumer staples - 6.39%
Seven & I Holdings Co., Ltd.	1,032,000	34,006	1.02
Koninklijke Ahold NV (1)	3,577,000	31,030.93
Nestlé SA	83,900	26,307.79
Other securities		122,648	3.65
		213,991	6.39

Industrials - 5.00%
Tyco International Ltd.	1,465,000	40,288	1.20
General Electric Co.	1,125,455	37,095	1.11
Other securities		89,883	2.69
		167,266	5.00

Materials - 3.86%
UPM-Kymmene Corp.	1,090,000	23,465.70
Other securities		105,723	3.16
		129,188	3.86

Utilities - 2.27%
Veolia Environnement	562,771	29,055.87
Other securities		46,966	1.40
		76,021	2.27

Miscellaneous - 2.91%
Other common stocks in initial period of acquisition		97,245	2.91

Total common stocks (cost: $2,187,460,000)		2,763,569	82.59

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 17.07%	(000)	(000)	assets

Amsterdam Funding Corp. 5.01%-5.15% due 7/14-8/4/2006 (2)	36,200	36,068	1.08
American Honda Finance Corp. 5.00% due 7/24/2006	27,800	27,707.83
BASF AG 5.03%-5.30% due 8/2-8/21/2006 (2)	27,100	26,913.81
Fannie Mae 5.30% due 9/27/2006	26,200	25,869.77
Old Line Funding, LLC 5.03%-5.07% due 7/7-7/18/2006 (2)	25,100	25,056.75
Toyota Credit de Puerto Rico Corp. 5.10% due 8/15/2006	25,200	25,034.75
Abbey National North America LLC 5.00% due 7/21/2006	25,000	24,930.75
Alcon Capital Corp. 5.05% due 8/3/2006 (2)	25,000	24,881.74
International Lease Finance Corp. 5.04%-5.05% due 8/2-8/3/2006	23,700	23,587.70
Federal Home Loan Bank 4.95%-4.991% due 7/14-7/28/2006	22,200	22,143.66
Allied Irish Banks N.A. Inc. 5.325% due 8/28/2006 (2)	22,300	22,108.66
Westpac Banking Corp. 5.155% due 9/7/2006 (2)	22,000	21,785.65
Shell International Finance BV 4.98% due 8/1/2006	18,600	18,517.55
Barton Capital LLC 5.23%-5.32% due 7/3-8/11/2006 (2)	9,800	9,743.29
Other securities		236,809	7.08

Total short-term securities (cost: $571,129,000)		571,150	17.07

Total investment securities (cost: $2,758,589,000)		3,334,719	99.66
Other assets less liabilities		11,459.34

Net assets		$3,346,178	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $306,121,000, which represented 9.15% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Summary investment portfolio, June 30, 2006

unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Advanced Medical Optics	2.2%
Hyundai Mipo Dockyard	1.6
GS Engineering & Construction	1.4
CAMEC	1.3
ORCO PROPERTY GROUP	1.3
Xinao Gas Holdings	1.1
Kingboard Chemical Holdings	1.1
Varian Semiconductor Equipment Associates	1.1
Quicksilver Resources	1.1
Oilexco	1.0

		Market value	Percent of net
Common stocks - 85.27%	Shares	(000)	assets

Industrials - 15.00%
Hyundai Mipo Dockyard Co., Ltd.	418,450	$41,912	1.55%
GS Engineering & Construction Co. Ltd.	589,930	38,189	1.41
Samsung Engineering Co., Ltd.	597,550	26,649.99
TaeWoong Co., Ltd.	942,997	19,486.72
ALL - América Latina Logística, units	249,000	16,919.63
JetBlue Airways Corp. (1)	1,312,500	15,934.59
Corrections Corporation of America (1)	300,000	15,882.59
Kumho Industrial Co., Ltd.	1,000,000	15,656.58
Buhrmann NV	1,002,000	14,517.54
Koninklijke BAM Groep NV	715,000	14,195.53
Other securities		185,844	6.87
		405,183	15.00

Consumer discretionary - 14.68%
Schibsted ASA	741,000	19,752.73
Life Time Fitness, Inc. (1)	420,000	19,433.72
Integrated Distribution Services Group Ltd.	10,732,000	19,139.71
Lions Gate Entertainment Corp. (USA) (1)	1,100,000	9,405
Lions Gate Entertainment Corp. (1)	1,040,706	8,990.68
Citi Trends, Inc. (1)	412,697	17,618.65
Other securities		302,426	11.19
		396,763	14.68

Information technology - 14.38%
Kingboard Chemical Holdings Ltd.	10,816,000	30,499	1.13
Varian Semiconductor Equipment Associates, Inc. (1)	910,500	29,691	1.10
NHN Corp. (1)	80,000	27,834	1.03
CNET Networks, Inc. (1)	3,175,000	25,336.94
PMC-Sierra, Inc. (1)	1,900,000	17,860.66
Mentor Graphics Corp. (1)	1,155,000	14,992.55
Other securities		242,192	8.97
		388,404	14.38

Health care - 9.48%
Advanced Medical Optics, Inc. (1)	1,171,000	59,370	2.20
ArthroCare Corp. (1)	562,000	23,610.87
Kyphon Inc. (1)	607,000	23,284.86
Psychiatric Solutions, Inc. (1)	698,000	20,005.74
Wright Medical Group, Inc. (1)	824,000	17,246.64
Integra LifeSciences Holdings Corp. (1)	420,000	16,300.60
Other securities		96,363	3.57
		256,178	9.48

Materials - 8.74%
Central African Mining & Exploration Co. PLC (1)	29,705,000	34,291	1.27
Sierra Leone Diamond Co. Ltd. (1)	5,805,000	18,656.69
Sino-Forest Corp. (1)	3,245,000	16,719.62
Other securities		166,450	6.16
		236,116	8.74

Energy - 7.07%
Quicksilver Resources Inc. (1)	780,550	28,732	1.06
Oilexco Inc. (United Kingdom) (1) (2)	1,900,000	10,282
Oilexco Inc. (United Kingdom) (1)	1,755,000	9,497
Oilexco Inc. (1)	803,900	4,250
Oilexco Inc. (1) (2)	725,000	3,833	1.03
OPTI Canada Inc. (1)	1,231,100	25,207.93
First Calgary Petroleums Ltd. (1)	1,635,000	14,504
First Calgary Petroleums Ltd. (United Kingdom) (1)	760,000	6,738.79
Other securities		88,024	3.26
		191,067	7.07

Financials - 6.14%
ORCO PROPERTY GROUP SA	318,262	34,196	1.27
National Bank of Pakistan	5,100,000	18,287.68
Other securities		113,312	4.19
		165,795	6.14

Telecommunication services - 1.94%
LG Telecom Ltd. (1)	1,750,000	22,878.85
Other securities		29,609	1.09
		52,487	1.94

Utilities - 1.94%
Xinao Gas Holdings Ltd.	32,539,000	31,004	1.15
Other securities		21,326.79
		52,330	1.94

Consumer staples - 1.02%
Other securities		27,516	1.02

Miscellaneous - 4.88%
Other common stocks in initial period of acquisition		131,740	4.88

Total common stocks (cost: $1,764,261,000)		2,303,579	85.27

Rights & warrants - 0.07%

Other - 0.07%
Kingboard Chemical Holdings Ltd., warrants, expire 2006 (1)	666,000	214.01
Other securities		1,623.06

Total rights & warrants (cost: $24,000)		1,837.07

Convertible securities - 0.08%

Other - 0.08%
Other securities		2,293.08

Total convertible securities (cost: $3,237,000)		2,293.08

Short-term securities - 14.30%	Principal amount (000)

DaimlerChrysler Revolving Auto Conduit LLC II 5.04% due 7/18/2006	$15,400	15,361
DaimlerChrysler Revolving Auto Conduit LLC 5.07% due 7/18/2006	15,000	14,962	1.12
Westpac Banking Corp. 5.10%-5.155% due 8/18-9/7/2006 (2)	29,800	29,568	1.09
ING (U.S.) Funding LLC 5.11%-5.26% due 8/8/2006	25,100	24,959.92
Ranger Funding Co. LLC 5.01% due 7/7/2006 (2)	21,800	21,779.81
BMW U.S. Capital Corp. 5.20% due 7/27/2006 (2)	21,400	21,316.79
Amsterdam Funding Corp. 5.06%-5.15% due 7/18-8/4/2006 (2)	20,600	20,534.76
Clipper Receivables Co., LLC 5.07% due 7/20/2006 (2)	20,000	19,944.74
Thunder Bay Funding, LLC 5.05% 8/15/2006 (2)	13,200	13,112
Old Line Funding, LLC 5.03%-5.07% due 7/7-7/18/2006 (2)	6,422	6,406.72
Concentrate Manufacturing Co. of Ireland 5.02% due 7/14/2006 (2)	19,500	19,462.72
Swedish Export Credit Corp. 5.05% due 8/22/2006	18,200	18,060.67
Allied Irish Banks N.A. Inc. 5.015% due 7/17/2006 (2)	18,100	18,057.67
Export Development Corp. 4.98% due 7/13/2006	16,400	16,372.61
Total Capital SA 5.105% due 8/9/2006 (2)	15,000	14,918.55
Barclays U.S. Funding Corp. 5.105% due 8/8/2006	14,500	14,420.53
Other securities		97,014	3.60

Total short-term securities (cost: $386,234,000)		386,244	14.30

Total investment securities (cost: $2,153,756,000)		2,693,953	99.72
Other assets less liabilities		7,460.28

Net assets		$2,701,413	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income	Market value of affiliates at 6/30/06
					(000)	(000)

TaeWoong Co., Ltd.	-	942,997	-	942,997	$-	$19,486
Sierra Leone Diamond Co. Ltd. (1)	5,805,000	-	-	5,805,000	-	18,656
Korea Development Corp.	600,000	-	-	600,000	148	12,557
Jaguar Mining Inc. (1) (2) (3)	-	1,905,000	-	1,905,000	-	7,067
Jaguar Mining Inc. (1)	-	1,030,000	-	1,030,000	-	4,245
Jahwa Electronics Co., Ltd.	1,039,000	-	-	1,039,000	-	7,339
Min Aik Technology Co., Ltd.	5,586,000	-	-	5,586,000	500	6,651
Ondine Biopharma Corp. (1) (2)	1,660,000	-	-	1,660,000	-	2,201
Ondine Biopharma Corp. (United Kingdom) (1) (2)	490,000	-	-	490,000	-	679
Ondine Biopharma Corp. (1)	400,000	-	-	400,000	-	530
					$648	$79,411

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $291,042,000, which represented 10.77% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the board of trustees.

See Notes to Financial Statements

Growth Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets
Google	3.8%
Altria Group	2.5
Roche Holding	2.3
Microsoft	2.2
Lowe's Companies	2.1
Schlumberger	1.9
Target	1.6
Cisco Systems	1.5
Qwest Communications International	1.4
Kohl's	1.3

	Shares	Market	Percent
		value	of net
Common stocks - 86.04%		(000)	assets

Information technology - 16.53%
Google Inc., Class A (1)	2,231,400	$935,693	3.84%
Microsoft Corp.	23,155,000	539,511	2.22
Cisco Systems, Inc. (1)	18,433,000	359,996	1.48
Taiwan Semiconductor Manufacturing Co. Ltd.	81,019,112	146,337
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,158,433	65,714.87
Oracle Corp. (1)	14,622,800	211,884.87
Corning Inc. (1)	6,959,200	168,343.69
Samsung Electronics Co., Ltd.	235,000	149,401.61
Other securities		1,447,360	5.95
		4,024,239	16.53

Energy - 15.81%
Schlumberger Ltd.	7,219,600	470,068	1.93
Halliburton Co.	3,480,000	258,251	1.06
Canadian Natural Resources, Ltd.	4,625,700	255,823	1.05
Suncor Energy Inc.	3,002,076	243,018	1.00
EOG Resources, Inc.	3,265,000	226,395.93
Transocean Inc. (1)	2,731,400	219,386.90
Devon Energy Corp.	3,409,072	205,942.85
Newfield Exploration Co. (1)	3,917,200	191,708.79
Murphy Oil Corp.	2,698,800	150,755.62
Peabody Energy Corp.	2,653,000	147,905.61
Other securities		1,477,712	6.07
		3,846,963	15.81

Consumer discretionary - 14.18%
Lowe's Companies, Inc.	8,263,000	501,316	2.06
Target Corp.	7,890,000	385,584	1.58
Kohl's Corp. (1)	5,540,000	327,525	1.35
Carnival Corp., units	6,905,000	288,215	1.18
Starbucks Corp. (1)	6,920,000	261,299	1.07
Best Buy Co., Inc.	4,490,400	246,254	1.01
Harrah's Entertainment, Inc.	2,644,000	188,200.77
Johnson Controls, Inc.	2,250,000	184,995.76
Michaels Stores, Inc.	4,070,000	167,847.69
Garmin Ltd.	1,432,000	150,990.62
Other securities		749,235	3.09
		3,451,460	14.18

Health care - 12.26%
Roche Holding AG	3,460,000	570,969	2.35
AstraZeneca PLC (ADR)	2,715,000	162,411
AstraZeneca PLC (Sweden)	1,200,000	72,402.96
WellPoint, Inc. (1)	3,040,000	221,221.91
Zimmer Holdings, Inc. (1)	3,610,000	204,759.84
Sanofi-Aventis	2,023,900	197,292.81
Medtronic, Inc.	3,500,000	164,220.67
Other securities		1,392,028	5.72
		2,985,302	12.26

Consumer staples - 6.81%
Altria Group, Inc.	8,380,000	615,343	2.53
Walgreen Co.	6,000,000	269,040	1.11
Other securities		772,734	3.17
		1,657,117	6.81

Industrials - 5.17%
Boeing Co.	2,565,000	210,099.86
General Electric Co.	5,270,000	173,699.71
Other securities		873,943	3.60
		1,257,741	5.17

Financials - 4.92%
Fannie Mae	5,530,000	265,993	1.09
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	175,556.72
American International Group, Inc.	2,600,000	153,530.63
Freddie Mac	2,297,700	130,992.54
Other securities		470,784	1.94
		1,196,855	4.92

Materials - 2.85%
Barrick Gold Corp.	6,300,000	186,480.77
Other securities		507,319	2.08
		693,799	2.85

Telecommunication services - 2.24%
Qwest Communications International Inc. (1)	43,050,000	348,275	1.43
Other securities		196,995.81
		545,270	2.24

Utilities - 0.59%
Other securities		142,891.59

Miscellaneous - 4.68%
Other common stocks in initial period of acquisition		1,139,265	4.68

Total common stocks (cost: $16,278,780,000)		20,940,902	86.04

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 13.54%	(000)	(000)	assets

Federal Home Loan Bank 4.79%-5.29% due 7/5-9/27/2006	509,500	$506,061	2.08%
Fannie Mae 4.84%-5.15% due 7/12-9/13/2006	371,200	368,477	1.51
Clipper Receivables Co., LLC 5.00%-5.22% due 7/7-8/28/2006 (2)	230,864	229,943.95
Bank of America Corp. 5.23%-5.325% due 9/12-9/22/2006	131,800	130,315
Ranger Funding Co. LLC 5.03%-5.10% due 7/12-8/28/2006 (2)	99,000	98,464.94
CAFCO, LLC 5.03%-5.37% due 7/14-9/13/2006 (2)	194,700	193,383
Ciesco LLC 5.02% due 7/14/2006 (2)	26,000	25,951.90
Variable Funding Capital Corp. 5.025%-5.23% due 7/12-7/28/2006 (2)	216,700	216,032.89
Freddie Mac 4.91%-5.285% due 7/25-9/26/2006	179,400	178,007.73
Edison Asset Securitization LLC 5.02%-5.25% due 7/24-8/18/2006 (2)	100,450	99,958
General Electric Capital Services, Inc. 5.18% due 8/9/2006	50,000	49,712.62
International Lease Finance Corp. 5.08%-5.28% due 8/3-8/31/2006	97,600	96,915.40
Other securities		1,102,170	4.52
Total short-term securities (cost: $3,295,426,000)		3,295,388	13.54

Total investment securities (cost: $19,574,206,000)		24,236,290	99.58
Other assets less liabilities		102,093.42

Net assets		$24,338,383	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income	Market value of affiliates at 6/30/06
					(000)	(000)
Aveta, Inc. (1) (2)	3,918,000	-	-	3,918,000	-	$62,688
Rosetta Resources Inc. (1) (2)	2,980,000	-	-	2,980,000	-	49,527
DataPath, Inc. (1) (2) (3)	-	2,819,968	-	2,819,968	-	31,020
-						$143,235

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,684,420,000, which represented 6.92% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the board of trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

International Fund
Summary investment portfolio, June 30, 2006
unaudited
LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Bayer	2.2%
Roche Holding	2.1
Nestlé	1.8
Credit Suisse	1.6
Telekom Austria	1.6
Unibanco	1.6
Kookmin Bank	1.5
Seven & I Holdings	1.5
Société Générale	1.4
MUFG	1.4

		Market	Percent
		value	of net
Common stocks - 84.65%	Shares	(000)	assets

Financials - 22.75%
Credit Suisse Group	2,205,000	$123,150	1.63%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	119,635	1.58
Kookmin Bank	1,372,500	112,869	1.49
Société Générale	743,000	109,165	1.44
Mitsubishi UFJ Financial Group, Inc.	7,709	107,809	1.42
Sun Hung Kai Properties Ltd.	10,286,000	104,894	1.38
Macquarie Bank Ltd.	1,856,898	95,159	1.26
Hana Financial Holdings	1,398,422	65,757.87
ING Groep NV	1,549,310	60,827.80
Swire Pacific Ltd., Class A	5,720,000	59,031.78
BNP Paribas	577,090	55,186.73
Mizuho Financial Group, Inc.	5,870	49,716.66
Westpac Banking Corp.	962,514	16,642.22
Other securities		644,047	8.49
		1,723,887	22.75

Information technology - 8.70%
Samsung Electronics Co., Ltd.	168,064	106,846	1.41
Taiwan Semiconductor Manufacturing Co. Ltd.	27,308,177	49,324
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,879,319	17,252.88
Murata Manufacturing Co., Ltd.	855,000	55,525.73
Rohm Co., Ltd.	592,100	52,943.70
Toshiba Corp.	8,103,000	52,906.70
Other securities		324,444	4.28
		659,240	8.70

Consumer discretionary - 8.17%
Kingfisher PLC	15,603,645	68,736.90
Swatch Group Ltd, nonregistered shares	243,386	41,038
Swatch Group Ltd	597,444	20,830.82
Honda Motor Co., Ltd.	400,000	12,691.17
Other securities		475,783	6.28
		619,078	8.17

Health care - 7.73%
Roche Holding AG	949,500	156,686	2.07
AstraZeneca PLC (United Kingdom)	1,262,500	76,111
AstraZeneca PLC (Sweden)	510,500	30,801	1.41
Novo Nordisk A/S, Class B	1,589,900	101,209	1.34
Merck KGaA (1)	679,000	61,679.81
Other securities		158,805	2.10
		585,291	7.73

Energy - 7.63%
Royal Dutch Shell PLC, Class B	1,943,868	67,893
Royal Dutch Shell PLC, Class B (ADR)	275,839	19,273
Royal Dutch Shell PLC, Class A	522,000	17,540	1.38
Reliance Industries Ltd.	3,628,695	83,843	1.11
Husky Energy Inc.	1,035,000	64,975.86
Oil & Natural Gas Corp. Ltd.	2,452,230	59,237.78
Canadian Natural Resources, Ltd.	1,000,000	55,305.73
Norsk Hydro ASA	2,050,000	54,315.72
Petro-Canada	1,080,000	51,251.67
Other securities		104,813	1.38
		578,445	7.63

Consumer staples - 6.45%
Nestlé SA	436,920	136,995	1.81
Seven & I Holdings Co., Ltd.	3,327,000	109,630	1.45
METRO AG	1,003,000	56,793.75
Other securities		184,950	2.44
		488,368	6.45

Materials - 6.20%
Bayer AG	3,659,000	168,010	2.22
Nitto Denko Corp.	994,900	70,872.94
Barrick Gold Corp.	1,859,802	54,944.72
Other securities		176,031	2.32
		469,857	6.20

Telecommunication services - 5.34%
Telekom Austria AG	5,510,225	122,564	1.62
Koninklijke KPN NV	8,685,600	97,540	1.29
Other securities		183,981	2.43
		404,085	5.34

Industrials - 3.78%
Samsung Engineering Co., Ltd.	1,592,000	70,999.94
Asahi Glass Co., Ltd.	4,560,000	57,832.76
Siemens AG	575,000	49,976.66
Other securities		107,888	1.42
		286,695	3.78

Utilities - 2.99%
Veolia Environnement	1,755,900	90,653	1.20
E.ON AG	615,000	70,731.93
Other securities		65,056.86
		226,440	2.99

Miscellaneous - 4.91%
Other common stocks in initial period of acquisition		371,432	4.91

Total common stocks (cost: $4,826,998,000)		6,412,818	84.65

Rights & warrants - 0.01%

Miscellaneous - 0.01%
Other rights & warrants in initial period of acquisition		525.01

Total rights & warrants (cost: $0)		525.01

Short-term securities - 15.26%	Principal amount (000)

Stadshypotek Delaware Inc. 4.98%-5.02% due 7/12-7/25/2006 (2)	83,800	83,599	1.10
Federal Home Loan Bank 4.79%-5.21% due 7/5-9/13/2006	83,171	82,780	1.09
Westpac Banking Corp. 5.09%-5.25% due 8/22/2006 (2)	82,500	81,866	1.08
American Honda Finance Corp. 5.00%-5.01% due 7/18-7/24/2006	80,000	79,780	1.05
Amsterdam Funding Corp. 4.99%-5.18% due 7/10-9/11/2006 (2)	71,600	71,371.94
Freddie Mac 4.91%-5.285% due 7/25-9/26/2006	59,708	59,253.78
Alcon Capital Corp. 5.05% due 8/3/2006 (2)	50,000	49,761.66
Barton Capital LLC 5.01%-5.32% due 7/3-8/11/2006 (2)	36,400	36,280.48
ING (U.S.) Funding LLC 5.26%-5.30% due 8/8-8/30/2006	33,400	33,166.44
Other securities		578,626	7.64
		1,156,482	15.26

Total short-term securities (cost: $1,156,429,000)		1,156,482	15.26

Total investment securities (cost: $5,983,427,000)		7,569,825	99.92
Other assets less liabilities		6,446.08

Net assets		$7,576,271	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $649,600,000, which represented 8.57% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

New World Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Tesco	2.1%
Bank Rakyat	2.0
Royal Dutch Shell	1.6
Erste Bank	1.4
Murray & Roberts Holdings	1.4
KRKA	1.4
Nokia	1.2
Petrobras	1.2
Toyota Motor	1.2
Samsung Electronics	1.1

		Market	Percent
		value	of net
Common stocks - 82.83%	Shares	(000)	assets

Financials - 16.61%
PT Bank Rakyat Indonesia	43,069,650	$19,066	1.99%
Erste Bank der oesterreichischen Sparkassen AG	246,024	13,830	1.44
Housing Development Finance Corp. Ltd.	435,100	10,812	1.13
Bank Muscat (SAOG) (GDR)	1,065,125	10,651	1.11
Banco Santander Central Hispano, SA	535,782	7,817.82
Banco Itaú Holding Financeira SA, preferred nominative	258,800	7,553.79
Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	6,772.71
EFG International (1)	240,000	6,663.70
Piraeus Bank SA	276,250	6,565.68
Allied Irish Banks, PLC	250,000	5,992.63
Other securities		63,402	6.61
		159,123	16.61

Consumer staples - 8.99%
Tesco PLC	3,283,418	20,255	2.11
Nestlé SA	31,500	9,877	1.03
Pyaterochka Holding NV (GDR) (1) (2)	503,200	8,378.88
Fomento Económico Mexicano, SA de CV (ADR)	99,300	8,313.87
Avon Products, Inc.	210,200	6,516.68
Other securities		32,749	3.42
		86,088	8.99

Consumer discretionary - 8.91%
Toyota Motor Corp.	211,100	11,052	1.15
Kuoni Reisen Holding AG, Class B (1)	16,500	9,242.96
Honda Motor Co., Ltd.	254,000	8,059.84
Other securities		57,008	5.96
		85,361	8.91

Industrials - 7.91%
Murray & Roberts Holdings Ltd.	3,764,000	13,428	1.40
Wienerberger AG	194,000	9,208.96
Far Eastern Textile Ltd.	10,542,400	8,624.90
AGCO Corp. (1)	260,000	6,843.72
ALL - América Latina Logística, units	95,000	6,455.67
Other securities		31,216	3.26
		75,774	7.91

Materials - 7.80%
Taiwan Cement Corp.	13,330,000	9,812	1.02
Harmony Gold Mining Co. Ltd. (1)	590,000	9,455.99
Votorantim Celulose e Papel SA, preferred nominative (ADR)	555,000	8,647.90
Associated Cement Companies Ltd.	395,000	6,751.70
Aracruz Celulose SA, Class B, preferred nominative (ADR)	120,000	6,290.66
Other securities		33,774	3.53
		74,729	7.80

Energy - 7.04%
Royal Dutch Shell PLC, Class B	354,000	12,364
Royal Dutch Shell PLC, Class B (ADR)	39,949	2,791	1.58
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	86,000	7,681
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	53,000	4,231	1.24
Oil & Natural Gas Corp. Ltd.	428,969	10,362	1.08
FMC Technologies, Inc. (1)	149,600	10,092	1.05
Other securities		19,949	2.09
		67,470	7.04

Telecommunication services - 6.57%
América Móvil SA de CV, Series L (ADR)	310,000	10,311	1.08
Telekom Austria AG	345,500	7,685.80
Other securities		44,986	4.69
		62,982	6.57

Information technology - 6.38%
Nokia Corp. (ADR)	352,100	7,134
Nokia Corp.	236,900	4,830	1.25
Samsung Electronics Co., Ltd.	17,200	10,935	1.14
Mediatek Incorporation	808,472	7,501.78
Hon Hai Precision Industry Co., Ltd.	1,125,328	6,961.73
Other securities		23,790	2.48
		61,151	6.38

Utilities - 5.43%
AES Corp. (1)	560,000	10,332	1.08
Perusahaan Gas Negara (Persero) Tbk (1)	8,297,000	10,078	1.05
RAO Unified Energy System of Russia (GDR)	120,000	8,388.88
NTPC Ltd.	2,707,800	6,547.68
Other securities		16,677	1.74
		52,022	5.43

Health care - 3.38%
KRKA, d.d., Novo mesto (1)	16,864	13,134	1.37
Novo Nordisk A/S, Class B	155,160	9,877	1.03
Other securities		9,359.98
		32,370	3.38

Miscellaneous - 3.81%
Other common stocks in initial period of acquisition		36,514	3.81

Total common stocks (cost: $630,098,000)		793,584	82.83

		Market value	Percent of net
Rights & Warrants - 0.01%		(000)	assets

Other - 0.01%
Other securities		54.01

Total rights & warrants (cost: $0)		54.01

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 8.96%	(000)	(000)	assets

Non-U.S. government bonds & notes - 8.34%
Brazil (Federal Republic of) Global 12.50% 2016	R$ 1,650	753
Brazil (Federal Republic of) Global 8.00%-11.00% 2010-2040	$9,534	10,955
Brazilian Treasury Bill 0%-5.903% 2007-2010 (3)	R$ 3,700	2,205	1.45
Argentina (Republic of) 4.278% 2012 (5)	$2,000	1,625
Argentina (Republic of) 7.255% 2033 (3) (4)	ARS 32,570	9,130
Argentina (Republic of) 0.764%-2.326% 2014-2038 (3)	12,983	1,712
Argentina (Republic of) GDP-Linked 2035	43,865	1,131	1.42
Russian Federation 8.25% 2010	$6,400	6,663
Russian Federation 5.00%-8.25% 2010-2030 (2) (6)	4,659	4,956	1.21
United Mexican States Government Global 5.75%-11.375% 2009-2016 (5)	8,180	9,281
United Mexican States Government, Series MI10, 8.00%-9.50% 2013-2014	MXP 17,171	1,509
United Mexican States Government, Series M20, 8.00%-10.00% 2023-2024	6,830	621	1.19
Other securities		29,349	3.07
		79,890	8.34

Other - 0.62%
AES Gener SA 7.50% 2014	$400	402.04
Other securities		5,596.58
		5,998.62

Total bonds & notes (cost: $82,428,000)		85,888	8.96

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 7.21%	(000)	(000)	assets

BMW U.S. Capital Corp. 5.20% due 7/27/2006 (2)	13,100	13,049	1.36
Three Pillars Funding, LLC 5.28% due 7/3/2006 (2)	10,000	9,996	1.04
Freddie Mac 5.03% due 8/17/2006	8,000	7,944.83
ING (U.S.) Funding LLC 5.30% due 8/30/2006	8,000	7,928.83
DaimlerChrysler Revolving Auto Conduit LLC II 5.04% due 7/18/2006	6,200	6,184.65
Allied Irish Banks N.A. Inc. 5.015% due 7/17/2006 (2)	5,600	5,587.58
Other securities		18,345	1.92

Total short-term securities (cost: $69,033,000)		69,033	7.21

Total investment securities (cost: $781,559,000)		948,559	99.01
Other assets less liabilities		9,455.99

Net assets		$958,014	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $60,650,000, which represented 6.33% of the net assets of the fund.

(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Blue Chip Income and Growth Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

BellSouth	4.0%
Oracle	3.8
General Electric	3.7
Fannie Mae	3.4
Tyco	3.2
Hewlett-Packard	3.2
Lowe's Companies	2.8
JPMorgan Chase	2.7
Intel	2.5
Microsoft	2.4

	Shares	Market	Percent
		value	of net
Common stocks - 92.81%		(000)	assets

Information technology - 17.11%
Oracle Corp. (1)	9,200,000	$133,308	3.85%
Hewlett-Packard Co.	3,450,000	109,296	3.15
Intel Corp.	4,650,000	88,117	2.54
Microsoft Corp.	3,550,000	82,715	2.39
International Business Machines Corp.	925,000	71,058	2.05
Cisco Systems, Inc. (1)	2,400,000	46,872	1.35
Applied Materials, Inc.	1,800,000	29,304.85
Other securities		32,092.93
		592,762	17.11

Financials - 16.45%
Fannie Mae	2,430,000	116,883	3.37
J.P. Morgan Chase & Co.	2,200,000	92,400	2.67
American International Group, Inc.	1,300,000	76,765	2.22
Capital One Financial Corp.	700,000	59,815	1.73
Citigroup Inc.	1,225,000	59,094	1.71
Bank of America Corp.	1,176,395	56,584	1.63
Freddie Mac	700,000	39,907	1.15
Washington Mutual, Inc.	750,000	34,185.99
Other securities		34,047.98
		569,680	16.45

Consumer discretionary - 13.59%
Lowe's Companies, Inc.	1,620,000	98,285	2.84
Target Corp.	1,375,000	67,196	1.94
General Motors Corp.	1,750,000	52,133	1.51
Best Buy Co., Inc.	800,000	43,872	1.27
Clear Channel Communications, Inc.	1,400,000	43,330	1.25
Omnicom Group Inc.	400,000	35,636	1.03
Leggett & Platt, Inc.	1,350,000	33,723.97
TJX Companies, Inc.	1,350,000	30,861.89
Carnival Corp., units	575,000	24,001.69
Harley-Davidson Motor Co.	425,000	23,328.67
Other securities		18,161.53
		470,526	13.59

Industrials - 12.37%
General Electric Co.	3,900,000	128,544	3.71
Tyco International Ltd.	4,050,000	111,375	3.22
United Parcel Service, Inc., Class B	605,000	49,810	1.44
United Technologies Corp.	760,000	48,199	1.39
Norfolk Southern Corp.	592,800	31,549.91
Other securities		58,979	1.70
		428,456	12.37

Health care - 12.20%
Aetna Inc.	1,850,000	73,871	2.13
Cardinal Health, Inc.	1,000,000	64,330	1.86
AstraZeneca PLC (ADR) (United Kingdom)	950,000	56,829	1.64
Eli Lilly and Co.	825,000	45,598	1.32
Merck & Co., Inc.	1,000,000	36,430	1.05
Abbott Laboratories	800,000	34,888	1.01
Schering-Plough Corp.	1,600,000	30,448.88
HCA Inc.	600,000	25,890.75
Pfizer Inc	1,041,600	24,446.70
Other securities		29,797.86
		422,527	12.20

Telecommunication services - 6.41%
BellSouth Corp.	3,845,000	139,189	4.02
AT&T Inc.	2,125,000	59,266	1.71
Other securities		23,690.68
		222,145	6.41

Consumer staples - 4.77%
Wal-Mart Stores, Inc.	1,500,000	72,255	2.09
Kraft Foods Inc., Class A	1,153,100	35,631	1.03
Other securities		57,289	1.65
		165,175	4.77

Energy - 4.63%
Schlumberger Ltd.	1,040,000	67,714	1.96
ConocoPhillips	650,000	42,595	1.23
Royal Dutch Shell PLC, Class A (ADR)	500,000	33,490.97
Other securities		16,430.47
		160,229	4.63

Materials - 1.58%
Alcoa Inc.	850,000	27,506.79
Other securities		27,344.79
		54,850	1.58

Utilities - 0.88%
Other securities		30,387.88

Miscellaneous - 2.82%
Other common stocks in initial period of acquisition		97,726	2.82

Total common stocks (cost: $2,843,597,000)		3,214,463	92.81

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 7.55%	(000)	(000)	assets

Federal Home Loan Bank 4.915%-5.09% due 7/12-9/8/2006	$67,300	67,004	1.93
State Street Corp. 5.02% due 7/31/2006	25,000	24,892.72
Harley-Davidson Funding Corp. 5.00% due 7/6/2006 (2)	21,800	21,782.63
Other securities		147,842	4.27

Total short-term securities (cost: $261,514,000)		261,520	7.55

Total investment securities (cost: $3,105,111,000)		3,475,983	100.36
Other assets less liabilities		(12,427)	(0.36)

Net assets		$3,463,556	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $134,267,000, which represented 3.88% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
Summary investment portfolio, June 30, 2006

unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Chevron	1.7%
General Electric	1.6
Bayer	1.5
Altria Group	1.4
AstraZeneca	1.4
Toll Holdings	1.3
Cathay Financial Holding	1.3
Nokia	1.3
Royal Ahold	1.2
Telecom Italia	1.1
net assets

		Market	Percent
		value	of net
Common stocks - 58.99%	Shares	(000)	assets

Financials - 9.58%
Cathay Financial Holding Co., Ltd.	630,000	$1,380	1.34%
Citigroup Inc.	20,100	970.94
Fannie Mae	20,000	962.93
Commerzbank U.S. Finance, Inc.	23,900	868.84
AXA	24,222	794.77
Other securities		4,923	4.76
		9,897	9.58

Consumer discretionary - 8.70%
General Motors Corp.	27,800	828.80
NOK Corp.	27,000	783.76
Other securities		7,379	7.14
		8,990	8.70

Information technology - 8.52%
Nokia Corp.	64,100	1,307	1.26
International Business Machines Corp.	12,600	968.94
Cisco Systems, Inc. (1)	45,780	894.87
Other securities		5,638	5.45
		8,807	8.52

Materials - 7.41%
Bayer AG	32,700	1,502	1.45
Newcrest Mining Ltd.	53,850	843.82
Newmont Mining Corp.	15,000	794.77
Other securities		4,516	4.37
		7,655	7.41

Consumer staples - 6.36%
Altria Group, Inc.	20,000	1,468	1.42
Koninklijke Ahold NV (1)	141,000	1,223	1.19
Diageo PLC	58,200	978.95
ConAgra Foods, Inc.	37,400	827.80
Other securities		2,073	2.00
		6,569	6.36

Telecommunication services - 6.00%
Telecom Italia SpA, nonvoting	431,000	1,112	1.08
Verizon Communications Inc.	30,000	1,005.97
Telekom Austria AG	44,600	992.96
Vodafone Group PLC	385,000	820.79
Other securities		2,273	2.20
		6,202	6.00

Industrials - 5.01%
General Electric Co.	49,400	1,628	1.58
Toll Holdings Ltd.	133,500	1,393	1.34
Tyco International Ltd.	32,600	897.87
Other securities		1,265	1.22
		5,183	5.01

Energy - 3.13%
Chevron Corp.	27,800	1,725	1.67
Other securities		1,515	1.46
		3,240	3.13

Health care - 2.69%
AstraZeneca PLC (United Kingdom)	16,900	1,019
AstraZeneca PLC (Sweden)	7,300	440	1.41
Other securities		1,318	1.28
		2,777	2.69

Utilities - 1.59%
Other Securities		1,647	1.59

Total common stocks (cost: $61,462,000)		60,967	58.99

Short-term securities - 36.73%	Principal amount (000)

Freddie Mac 5.02% due 8/1/2006	2,100	2,091	2.02
U.S. Treasury Bills 4.721% due 7/6/2006	2,000	1,998	1.93
Fannie Mae 5.23% due 8/16/2006	2,000	1,986	1.92
Westpac Banking Corp. 5.34% due 9/7/2006 (2)	2,000	1,981	1.92
Tennessee Valley Authority 4.99% - 5.15% due 7/20 - 8/3/2006 (3)	1,900	1,894	1.83
AT&T Inc. 5.28% due 7/17/2006 (2)	1,800	1,796	1.74
Three Pillars Funding, LLC 5.28% due 7/3/2006 (2)	1,500	1,499	1.45
E.I. duPont de Nemours and Co. 5.16% due 7/10/2006 (2)	1,500	1,498	1.45
Nestlé Capital Corp. 5.20% due 7/13/2006 (2)	1,476	1,473	1.43
DaimlerChrysler Revolving Auto Conduit LLC II 5.13% due 7/12/2006	1,300	1,298	1.26
BASF AG 5.10% due 7/14/2006 (2)	1,300	1,298	1.26
Old Line Funding, LLC 5.15% due 8/1/2006 (2)	1,301	1,295	1.25
International Bank for Reconstruction and Development 4.97% due 7/5/2006	1,200	1,199	1.16
Hershey Co. 5.20% due 7/25/2006 (2)	1,200	1,196	1.16
Federal Farm Credit Banks 5.07% due 7/17/2006	1,100	1,097	1.06
Medtronic Inc. 5.10% due 7/19/2006 (2)	1,000	997.96
Ranger Funding Co. LLC 5.17% due 7/26/2006 (2)	1,000	996.96
BMW U.S. Capital Corp. 5.20% due 7/27/2006 (2)	1,000	996.96
Spintab AB (Swedmortgage) 5.19% due 8/4/2006	1,000	995.96
Total Capital SA 5.13% due 8/14/2006 (2)	1,000	994.96
Wal-Mart Stores Inc. 5.24% due 8/22/2006 (2)	1,000	992.96
Allied Irish Banks N.A. Inc. 5.285% due 8/22/2006 (2)	1,000	992.96
Mont Blanc Capital Corp. 5.19% due 9/7/2006 (2)	1,000	990.96
Amsterdam Funding Corp. 5.10% due 7/31/2006 (2)	800	797.77
CAFCO, LLC 5.31% due 8/16/2006 (2)	500	497.48
Other securities		5,124	4.96

Total short-term securities (cost: $37,968,000)		37,969	36.73

Total investment securities (cost: $99,430,000)		98,936	95.72
Other assets less liabilities		4,425	4.28

Net assets		$103,361	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $20,927,000, which represented 20.25% of the net assets of the fund.

(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Growth-Income Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Oracle	2.4%
Intel	1.8
General Electric	1.7
Cisco Systems	1.7
Lowe's Companies	1.7
Fannie Mae	1.6
American International Group	1.6
Tyco	1.6
Microsoft	1.5
Citigroup	1.4

	Shares	Market	Percent
		value	of net
Common stocks - 86.13%		(000)	assets

Information technology - 18.06%
Oracle Corp. (1)	39,105,000	$566,631	2.41%
Intel Corp.	22,870,000	433,387	1.84
Cisco Systems, Inc. (1)	20,340,000	397,240	1.69
Microsoft Corp.	14,735,000	343,326	1.46
International Business Machines Corp.	3,700,000	284,234	1.21
Hewlett-Packard Co.	8,400,000	266,112	1.13
Google Inc., Class A (1)	530,000	222,245.94
Flextronics International Ltd. (1)	16,000,000	169,920.72
First Data Corp.	3,350,000	150,884.64
Other securities		1,416,538	6.02
		4,250,517	18.06

Financials - 11.90%
Fannie Mae	8,050,000	387,205	1.64
American International Group, Inc.	6,500,000	383,825	1.63
Citigroup Inc.	6,625,000	319,590	1.36
Bank of America Corp.	5,380,000	258,778	1.10
J.P. Morgan Chase & Co.	4,147,900	174,212.74
Capital One Financial Corp.	1,900,000	162,355.69
Freddie Mac	2,265,000	129,128.55
Other securities		986,507	4.19
		2,801,600	11.90

Health care - 11.89%
Bristol-Myers Squibb Co.	8,960,000	231,706.98
AstraZeneca PLC (ADR)	3,210,150	192,031
AstraZeneca PLC (Sweden)	392,000	23,651.92
Eli Lilly and Co.	3,735,000	206,434.88
WellPoint, Inc. (1)	2,750,000	200,118.85
Cardinal Health, Inc.	3,100,000	199,423.85
Abbott Laboratories	4,190,000	182,726.77
Aetna Inc.	4,000,000	159,720.68
Merck & Co., Inc.	4,200,000	153,006.65
Medtronic, Inc.	3,050,000	143,106.61
Other securities		1,105,951	4.70
		2,797,872	11.89

Consumer discretionary - 11.28%
Lowe's Companies, Inc.	6,530,000	396,175	1.68
Target Corp.	5,750,000	281,002	1.19
News Corp., Class A	10,750,000	206,185.88
Time Warner Inc.	9,800,000	169,540.72
Carnival Corp., units	3,982,100	166,213.71
Other securities		1,436,611	6.10
		2,655,726	11.28

Industrials - 9.24%
General Electric Co.	12,300,000	405,408	1.72
Tyco International Ltd.	13,945,300	383,496	1.63
United Technologies Corp.	3,950,000	250,509	1.06
Norfolk Southern Corp.	3,326,500	177,036.75
United Parcel Service, Inc., Class B	2,021,300	166,414.71
Other securities		792,892	3.37
		2,175,755	9.24

Energy - 8.00%
Marathon Oil Corp.	3,335,000	277,805	1.18
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	133,960
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	125,095
Royal Dutch Shell PLC, Class B	139,816	4,883	1.12
Schlumberger Ltd.	3,840,000	250,022	1.06
Chevron Corp.	2,963,200	183,896.78
Petro-Canada	3,760,000	178,432.76
Husky Energy Inc.	2,742,800	172,187.73
Other securities		557,446	2.37
		1,883,726	8.00

Consumer staples - 5.90%
Altria Group, Inc.	2,975,000	218,454.93
Avon Products, Inc.	5,654,100	175,277.75
Coca-Cola Co.	3,740,000	160,895.68
Other securities		833,623	3.54
		1,388,249	5.90

Telecommunication services - 3.95%
AT&T Inc.	6,000,000	167,340.71
Sprint Nextel Corp., Series 1	7,400,000	147,926.63
Other securities		614,448	2.61
		929,714	3.95

Materials - 2.41%
Air Products and Chemicals, Inc.	2,660,000	170,027.72
Other securities		396,564	1.69
		566,591	2.41

Utilities - 0.96%
Other securities		225,824.96

Miscellaneous - 2.54%
Other common stocks in initial period of acquisition		598,252	2.54

Total common stocks (cost: $16,892,154,000)		20,273,826	86.13

Convertible securities - 0.64%

Other - 0.39%
Other securities		90,799.39

Miscellaneous - 0.25%
Other convertible securities in initial period of acquisition		59,165.25

Total convertible securities (cost: $140,462,000)		149,964.64

Bonds & notes - 0.28%

Other - 0.28%
Other securities		67,200.28

Total bonds & notes (cost: $58,363,000)		67,200.28

Short-term securities - 12.85%	Principal amount (000)

Fannie Mae 4.84%-5.29% due 7/12-9/27/2006	$365,400	362,193	1.54
Federal Home Loan Bank 4.79%-5.255% due 7/5-9/22/2006	345,375	343,109	1.46
Freddie Mac 4.91%-5.17% due 7/18-9/1/2006	275,641	273,829	1.16
CAFCO, LLC 5.03%-5.35% due 7/14-9/6/2006 (2)	149,400	148,880
Citigroup Funding Inc. 5.02%-5.14% due 7/14-8/30/2006	85,000	84,607.99
Clipper Receivables Co., LLC 4.96%-5.40% due 7/7-10/18/2006 (2)	233,400	232,508.99
Ranger Funding Co. LLC 5.03%-5.30% due 7/12-8/23/2006 (2)	82,784	82,385
Bank of America Corp 5.27% due 8/23/2006	44,700	44,360.54
International Lease Finance Corp. 4.94%-5.20% due 7/11-7/31/2006	125,000	124,643.53
Atlantic Industries 5.16% due 7/28/2006 (2)	60,520	60,277
Coca-Cola Co. 4.94%-5.19% due 7/6-8/14/2006	40,100	39,861.42
Preferred Receivables Funding Corp. 5.05%-5.23% due 7/7-8/8/2006 (2)	75,000	74,692.32
Edison Asset Securitization LLC 5.11% due 8/7/2006 (2)	50,000	49,731.21
Hewlett-Packard Co. 5.20% due 7/31/2006 (2)	25,000	24,888.11
IBM Capital Inc. 5.20% due 7/26/2006 (2)	15,700	15,641.07
Other securities		1,062,400	4.51
Total short-term securities (cost: $3,024,047,000)		3,024,004	12.85
Total investment securities (cost: $20,115,026,000)		23,514,994	99.90
Other assets less liabilities		23,457.10
Net assets		$23,538,451	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may belimited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,319,232,000, which represented 5.60% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Asset Allocation Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Microsoft	3.8%
Altria Group	3.5
Schlumberger	2.5
Suncor Energy	2.4
Boeing	2.0
Petro-Canada	1.6
Lowe's Companies	1.6
BHP Biliton	1.6
Medtronic	1.4
Fannie Mae	1.3

	Shares	Market	Percent
		value	of net
Common stocks - 69.99%		(000)	assets

Energy - 12.74%
Schlumberger Ltd.	2,459,800	$160,158	2.46%
Suncor Energy Inc.	1,958,788	158,564	2.44
Petro-Canada	2,200,000	104,401	1.61
Chevron Corp.	1,234,328	76,602	1.18
Marathon Oil Corp.	750,000	62,475.96
Aventine Renewable Energy, Inc. (1) (2)	1,350,000	52,515.81
Rosetta Resources Inc. (1) (2)	2,970,000	49,361.76
Cameco Corp.	1,200,000	47,817.74
Other securities		115,934	1.78
		827,827	12.74

Financials - 10.60%
Fannie Mae	1,800,000	86,580	1.33
State Street Corp.	1,250,000	72,612	1.12
Société Générale	465,000	68,320	1.05
J.P. Morgan Chase & Co.	1,500,000	63,000.97
Bank of America Corp.	1,250,000	60,125.93
Citigroup Inc.	1,200,000	57,888.89
Marshall & Ilsley Corp.	1,000,000	45,740.70
Freddie Mac	800,000	45,608.70
HSBC Holdings PLC (ADR)	500,000	44,175.68
Other securities		144,584	2.23
		688,632	10.60

Information technology - 9.37%
Microsoft Corp.	10,500,000	244,650	3.76
Hewlett-Packard Co.	1,800,000	57,024.88
International Business Machines Corp.	600,000	46,092.71
Oracle Corp. (2)	3,000,000	43,470.67
Other securities		217,887	3.35
		609,123	9.37

Health care - 8.70%
Medtronic, Inc.	2,000,000	93,840	1.44
Eli Lilly and Co.	1,200,000	66,324	1.02
Cardinal Health, Inc.	1,000,000	64,330.99
Bristol-Myers Squibb Co.	2,000,000	51,720.80
Roche Holding AG	300,000	49,506.76
Pfizer Inc	2,000,000	46,940.72
Other securities		192,953	2.97
		565,613	8.70

Consumer staples - 6.80%
Altria Group, Inc.	3,100,000	227,633	3.50
Walgreen Co.	1,708,900	76,627	1.18
Other securities		137,948	2.12
		442,208	6.80

Industrials - 5.76%
Boeing Co.	1,550,000	126,961	1.96
General Electric Co.	1,700,000	56,032.86
Deere & Co.	640,000	53,434.82
Lockheed Martin Corp.	700,000	50,218.77
Raytheon Co.	1,040,000	46,353.71
Other securities		41,206.64
		374,204	5.76

Consumer discretionary - 5.73%
Lowe's Companies, Inc.	1,700,000	103,139	1.59
Kohl's Corp. (2)	1,000,000	59,120.91
Target Corp.	1,150,000	56,201.87
Carnival Corp., units	1,200,000	50,088.77
Other securities		103,595	1.59
		372,143	5.73

Materials - 4.77%
BHP Billiton Ltd.	4,775,000	102,845	1.58
Rio Tinto PLC	1,112,230	58,732.91
Other securities		148,213	2.28
		309,790	4.77

Telecommunication services - 3.01%
BellSouth Corp.	2,190,000	79,278	1.22
Other securities		116,512	1.79
		195,790	3.01

Utilities - 0.74%
Reliant Energy, Inc. (2)	4,000,000	47,920.74

Miscellaneous - 1.77%
Other common stocks in initial period of acquisition		115,345	1.77
Total common stocks (cost: $3,600,832,000)		4,548,595	69.99

Preferred stocks - 0.16%

Other - 0.16%
Other securities		10,208.16
Total preferred stocks (cost: $10,209,000)		10,208.16

		Market	Percent
		value	of net
Rights & warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00%
Total rights & warrants (cost: $117,000)		-	.00

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 21.81%	(000)	(000)	assets

Mortgage-backed obligations (3) - 5.99%
Freddie Mac:
!6.00% 2036	$53,106	52,272
!4.789%-7.50% 2016-2036 (4)	24,938	24,332	1.18
Fannie Mae 0%-7.00% 2009-2041	52,890	50,926.78
Other securities		261,452	4.03
		388,982	5.99

U.S. government & government agency bonds & notes - 5.46%
U.S. Treasury:
!3.875% 2010	164,000	156,505
!5.25% 2029	50,000	49,789
!3.375%-9.25% 2006-2021	93,000	105,933	4.80
Federal Home Loan Bank 4.50%-5.625% 2012-2016	36,000	34,393.53
Fannie Mae 6.25% 2029	3,000	3,247.05
Freddie Mac 3.625% 2008	2,000	1,926.03
Other securities		2,925.05
		354,718	5.46

Consumer discretionary - 2.56%
Other securities		166,471	2.56

Financials - 1.38%
Other securities		89,366	1.38

Telecommunication services - 1.11%
BellSouth Corp. 4.20% 2009	3,000	2,862.04
Other securities		69,157	1.07
		72,019	1.11

Industrials - 1.09%
General Electric Capital Corp. 5.00% 2007	2,000	1,989.03
Other securities		69,127	1.06
		71,116	1.09

Other - 4.22%
Cardinal Health, Inc. 5.85% 2017	3,000	2,866.04
Other securities		271,693	4.18
		274,559	4.22
Total bonds & notes (cost: $1,451,344,000)		1,417,231	21.81

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 9.30%	(000)	(000)	assets

Federal Home Loan Bank 4.905%-5.25% due 7/26-9/13/2006 (5)	$80,751	80,148	1.23%
Park Avenue Receivables Co., LLC 5.21% due 7/20/2006 (1)	50,000	49,855
Preferred Receivables Funding Corp. 5.19% due 7/18/2006 (1)	10,290	10,263.92
Variable Funding Capital Corp. 5.02% due 7/6/2006 (1)	50,000	49,958.77
3M Co. 5.02% due 7/27/2006	50,000	49,812.77
CAFCO, LLC 5.04%-5.35% due 7/14-8/28/2006 (1)	33,500	33,313
Ciesco LLC 5.23% due 8/24/2006 (1) (5)	14,200	14,090.73
Ranger Funding Co. LLC 5.17%-5.28% due 7/26-8/9/2006 (1)	46,400	46,189.71
Chevron Funding Corp. 5.06% due 7/27/2006	25,000	24,905.38
Hewlett-Packard Co. 5.20% due 7/31/2006 (1)	25,000	24,888.38
BellSouth Corp. 5.00% due 7/13/2006 (1)	24,300	24,258.37
Edison Asset Securitization LLC 5.02% due 8/1/2006 (1) (5)	22,600	22,498.35
Clipper Receivables Co., LLC 5.08% due 7/10/2006 (1)	21,600	21,569.33
Medtronic Inc. 5.21% due 8/25/2006 (1)	20,000	19,843.31
Fannie Mae 4.94% due 8/2/2006 (5)	14,700	14,633.23
Other securities		118,221	1.82
Total short-term securities (cost: $604,426,000)		604,443	9.30
Total investment securities (cost: $5,666,928,000)		6,580,477	101.26
Other assets less liabilities		(82,109)	(1.26)

Net assets		$6,498,368	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2006, appear below.

					Dividend	Market value of affiliates
	Beginning			Ending	income	at 6/30/06
Company	shares	Purchases	Sales	Shares	(000)	(000)

Rosetta Resources Inc. (1) (2)	2,970,000	-	-	2,970,000	-	$49,361
Aventine Renewable Energy, Inc. (1) (2) (6)	2,000,000	-	650,000	1,350,000	-	-
					$-	$49,361

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the publicmay require registration. The total value of all such restricted securities,including those in "Other securities" in the summary investment portfolio, was $667,230,000, which represented 10.27% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Unaffiliated issuer at 6/30/2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

Bond Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST HOLDINGS BY ISSUER	Percent of net assets

U.S. Treasury	8.9%
Fannie Mae	2.7
Freddie Mac	2.5
General Motors	2.2
Sprint Nextel	1.3
Germany Federal Republic	1.1
Countrywide Alternative Loan Trust	1.1
Ford Motor	0.9
American International Group	0.9
Korean Government	0.8

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 77.79%	(000)	(000)	assets

Consumer discretionary - 12.49%
General Motors Corp.:
7.25% 2013	€ 1,000	$1,060
7.125%-9.40% 2011-2033	$26,335	22,240
General Motors Acceptance Corp.:
7.25% 2011	12,530	12,160
6.875%-7.75% 2010-2014 (1)	10,230	9,839
Residential Capital Corp. 6.00%-6.50% 2009-2013 (1)	15,200	14,918
General Motors Nova Scotia Finance Co. 6.85% 2008	3,500	3,334	2.17%
Ford Motor Credit Co.:
4.875% 2007	€ 1,350	1,714
7.375% 2009	$14,625	13,531
6.638%-9.75% 2010	13,045	12,093.93
Other securities		274,436	9.39
		365,325	12.49

U.S. government & government agency bonds & notes - 11.51%
U.S. Treasury:
6.25% 2007	33,455	33,638
3.625% 2009	55,250	52,945
5.00% 2011	45,490	45,362
4.25% 2013	33,250	31,551
4.00% 2014	22,970	21,341
4.50% 2036	50,615	45,396
3.25%-10.375% 2006-2012	28,815	28,661	8.86
Freddie Mac:
2.875% 2006	37,275	36,829
5.50% 2011	9,000	9,015	1.57
Fannie Mae:
2.625% 2006	6,225	6,159
5.25% 2007	12,750	12,698
1.75% 2008	¥ 640,000	5,693.84
Federal Home Loan Bank 5.625% 2016	$2,000	1,977.07
Other securities		5,176.17
		336,441	11.51

Financials - 11.03%
ILFC E-Capital Trust I 5.90% 2065 (1) (2)	6,000	5,854
ILFC E-Capital Trust II 6.25% 2065 (1) (2)	4,875	4,614
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,750
AIG SunAmerica Global Financing XII 5.30% 2007 (2)	4,000	3,985
AIG SunAmerica Global Financing VII 5.85% 2008 (2)	1,000	1,004
American General Finance Corp. 5.85% 2013	2,500	2,482
American International Group, Inc. 6.25% 2036 (2)	2,000	1,923.91
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (2)	18,920	17,676.61
J.P. Morgan Chase & Co. 4.75%-5.75% 2013-2015	9,050	8,605
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.649% 2027 (1)	5,000	4,821.46
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated) (1) (2)	11,476	10,909.37
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (2)	11,300	10,864.37
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,761.16
Other securities		238,218	8.15
		322,466	11.03

Mortgage-backed obligations (3) - 8.93%
Fannie Mae:
5.50% 2036	18,930	18,176
5.00%-12.009% 2010-2042 (1)	30,086	30,203	1.65
Countrywide Alternative Loan Trust, Series 5.00%-6.00% 2020-2036 (1)	32,760	32,083	1.10
Freddie Mac 0%-5.50% 2015-2036	29,284	25,999.89
Government National Mortgage Assn. 6.00% 2036	19,000	18,800.64
Other securities		135,985	4.65
		261,246	8.93

Non-U.S. government bonds & notes - 6.26%
German Government:
4.50% 2006	€ 12,330	15,780
4.25%-5.25% 2008-2014	12,930	16,947	1.12
Spanish Government 4.25% 2007	11,395	14,711.50
United Mexican States Government, Series MI10, 9.50% 2014	MXP 130,500	11,871.41
French Government O.A.T. Eurobond 4.75% 2035	€ 8,685	11,825.40
Polish Government 5.75% 2010	PLN 36,825	11,693.40
Korean Government 4.25% 2014	KRW 8,765,000	8,769.30
Other securities		91,408	3.13
		183,004	6.26

Telecommunication services - 5.94%
Nextel Communications, Inc.:
Series D, 7.375% 2015	$26,790	27,287
Series E, 6.875% 2013	6,410	6,455
Sprint Capital Corp. 4.78%-6.875% 2006-2028 (4)	2,750	2,761	1.25
Other securities		137,174	4.69
		173,677	5.94

Industrials - 5.30%
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014 (3)	10,798	10,917.37
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013 (3)	9,475	10,050.34
Other securities		134,129	4.59
		155,096	5.30

Materials - 3.64%
Other securities		106,425	3.64

Energy - 3.17%
Other securities		92,705	3.17

Utilities - 2.74%
Other securities		79,992	2.74

Asset-backed obligations - 1.86%
Other securities		54,518	1.86

Information technology - 1.73%
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)	10,025	9,904.34
Other securities		40,686	1.39
		50,590	1.73

Health care - 1.51%
Other securities		44,214	1.51

Consumer staples - 1.40%
Other securities		40,862	1.40

Other - 0.28%
Other securities		8,145.28

Total bonds & notes (cost: $2,311,813,000)		2,274,706	77.79

Convertible securities - 0.25%	Shares

Other - 0.25%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	378.01
Other securities		7,051.24
Total convertible securities (cost: $6,440,000)		7,429.25

Preferred stocks - 2.91%

Financials - 2.91%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (1) (2)	15,050,000	14,368.49
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (1) (2)	10,090,000	9,217.32
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (1) (2)	8,030,000	9,006.31
Fannie Mae, Series O, 7.065% preferred (2)	100,000	5,394.19
Wachovia Capital Trust III 5.80%	2,450,000	2,380.08
Other securities		44,539	1.52
		84,904	2.91

Other - 0.00%
Other securities		11.00

Total preferred stocks (cost: $85,940,000)		84,915	2.91

Common stocks - 0.21%

Other - 0.16%
Sprint Nextel Corp., Series 1	33,726	674.02
Other securities		3,980.14
		4,654.16

Miscellaneous - 0.05%
Other common stocks in initial period of acquisition		1,431.05

Total common stocks (cost: $3,173,000)		6,085.21

Rights & warrants - 0.00%

Other - 0.00%
Other securities		3.00

Total rights & warrants (cost: $52,000)		3.00

Short-term securities - 18.69%	Principal amount (000)

Federal Home Loan Bank 4.915%-5.02% due 7/12-8/4/2006	$75,900	75,642	2.59
Gannett Co. 5.00% due 7/7-7/13/2006 (2)	36,800	36,755	1.26
Coca-Cola Co. 5.00% due 8/14/2006	20,000	19,872
Atlantic Industries 4.92% due 7/6/2006 (2)	13,100	13,089	1.13
Variable Funding Capital Corp. 5.03%-5.23% due 7/14-7/24/2006 (2)	33,000	32,922	1.13
Hershey Co. 4.95%-5.05% due 7/5-7/21/2006 (2)	32,500	32,452	1.11
NetJets Inc. 4.98% due 7/12-7/18/2006 (2)	28,600	28,534.98
Clipper Receivables Co., LLC 5.05%-5.07% due 7/12-7/25/2006 (2)	28,600	28,534.97
3M Co. 5.00%-5.02% due 7/20-7/26/2006	28,300	28,205.96
E.I. duPont de Nemours and Co. 5.03% due 7/17/2006 (2)	25,000	24,941.85
Hewlett-Packard Co. 5.21% due 7/31/2006 (2)	25,000	24,888.85
Ranger Funding Co. LLC 5.30% due 8/11/2006 (2) (5)	25,000	24,845.85
Wal-Mart Stores Inc. 5.05% due 7/11/2006 (2)	23,500	23,464.80
Concentrate Manufacturing Co. of Ireland 5.20% due 7/20/2006 (2)	21,000	20,939.72
CAFCO, LLC 5.06% due 7/25/2006 (2)	14,400	14,350
Ciesco LLC 5.29% due 8/17/2006 (2)	6,600	6,553.71
International Lease Finance Corp. 5.28%-5.29% due 8/28/2006	20,800	20,622.70
Park Avenue Receivables Co., LLC 5.04% due 7/6/2006 (2)	20,000	19,983.68
Caterpillar Financial Services Corp. 5.20% due 8/3/2006 (5)	19,200	19,106.65
Harley-Davidson Funding Corp. 5.09% due 8/2/2006 (2) (5)	13,500	13,437.46
Target Corp. 5.20% due 7/10/2006	13,400	13,381.46
Scripps (E.W.) Co. 5.00%-5.28% due 7/3-7/6/2006 (2)	13,100	13,090.45
Three Pillars Funding, LLC 5.28% due 7/3/2006 (2)	9,300	9,296.32
FCAR Owner Trust I 5.04% due 7/14/2006	1,700	1,697.06

Total short-term securities (cost: $546,599,000)		546,597	18.69

Total investment securities (cost: $2,954,017,000)		2,919,735	99.85
Other assets less liabilities		4,279.15

Net assets
		$2,924,014	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $782,363,000, which represented 26.76% of the net assets of the fund.

(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Step bond; coupon rate will increase at a later date.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

High-Income Bond Fund
Summary investment portfolio, June 30, 2006
unaudited

LARGEST HOLDINGS BY ISSUER	Percent of net assets

General Motors	3.0%
American Tower	1.7
Edison International	1.6
AES	1.3
Continental Airlines	1.3
Dobson Communications	1.2
Qwest Communications International	1.2
Sprint Nextel	1.1
Charter Communications	1.1
Sanmina-SCI	1.1

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 83.86%	(000)	(000)	assets

Consumer discretionary - 24.85%
General Motors Acceptance Corp.:
7.25% 2011	$10,704	$10,388
6.125%-7.431% 2006-2014 (1)	6,590	6,382
General Motors Corp.:
7.25% 2013	€ 400	424
7.70% 2016	$8,125	6,703
7.125%-8.80% 2011-2033	7,335	6,285	3.01%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,058	3,977
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00%-8.375% 2012-2014 (2)	3,125	3,133
Charter Communications, Series B, 7.735% 2013 (1)	2,425	2,434
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%-13.50% 2011-2012 (3)	2,050	1,223
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	168	1.09
Young Broadcasting Inc. 10.00% 2011	7,467	6,683.67
Linens n' Things, Inc. 10.195% 2014 (1) (2)	6,650	6,334.63
CanWest Media Inc., Series B, 8.00% 2012	5,266	5,240.52
Cinemark USA, Inc. 9.00% 2013	4,545	4,795.48
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,705	4,458.44
Neiman Marcus Group, Inc. 9.00% 2015 (2) (4)	4,070	4,273.43
Emmis Operating Co. 6.875% 2012	4,250	4,186.42
Radio One, Inc., Series B, 8.875% 2011	4,000	4,165.42
Other securities		168,059	16.74
		249,310	24.85

Telecommunication services - 10.82%
American Tower Corp.:
7.125% 2012	8,115	8,135
7.25%-7.50% 2011-2012	5,600	5,730	1.38
Qwest Capital Funding, Inc. 7.00%-7.90% 2006-2031	8,390	8,254
U S WEST Capital Funding, Inc. 6.375%-6.875% 2008-2028	2,055	1,872
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,470	1.16
Dobson Cellular Systems, Inc.:
8.375% 2011 (2)	1,000	1,032
9.875% 2012	3,950	4,187
Dobson Communications Corp. 8.375% 2013	2,712	2,678
American Cellular Corp., Series B, 10.00% 2011	2,425	2,564	1.04
Nextel Communications, Inc.:
Series E, 6.875% 2013	505	509
Series D, 7.375% 2015	6,750	6,875
Nextel Partners, Inc. 8.125% 2011	1,000	1,051.84
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014 (2)	7,875	7,757.77
Triton PCS, Inc. 8.50% 2013	6,625	6,112.61
Other securities		50,342	5.02
		108,568	10.82

Industrials - 9.93%
Continental Airlines, Inc.:
Series 2003-ERJ1, Class A, 7.875% 2020 (5)	5,429	5,296
6.545%-8.388% 2018-2022 (5)	8,031	8,008	1.33
United Airlines, Series B, 8.986% 2012 (1)	4,850	4,917.49
Other securities		81,430	8.11
		99,651	9.93

Materials - 8.98%
JSG Holdings PLC 11.50% 2015 (4)	€ 5,285	6,723
JSG Funding PLC:
7.75% 2015	750	898
7.75%-9.625% 2012-2015	$2,526	2,489	1.01
Plastipak Holdings, Inc. 8.50% 2015 (2)	4,585	4,608.46
Other securities		75,404	7.51
		90,122	8.98

Information technology - 5.20%
Sanmina-SCI Corp.:
6.75% 2013	2,000	1,875
8.125% 2016	7,050	6,909.88
Celestica Inc. 7.875% 2011	5,350	5,283.53
SunGard Data Systems Inc. 9.125% 2013 (2)	4,250	4,431.44
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)	4,470	4,416.44
Serena Software, Inc. 10.375% 2016 (2)	4,199	4,230.42
Other securities		25,028	2.49
		52,172	5.20

Energy - 5.19%
Williams Companies, Inc. 6.375%-8.75% 2010-2032 (1) (2)	4,800	4,953
Williams Partners LP 7.50% 2011 (2)	3,825	3,854
Northwest Pipeline Corp. 8.125% 2010	1,375	1,437	1.02
Drummond Co., Inc. 7.375% 2016 (2)	4,650	4,336.43
Newfield Exploration Co. 6.625% 2016	4,250	4,027.40
Other securities		33,470	3.34
		52,077	5.19

Consumer staples - 4.35%
Dole Food Co., Inc. 8.875% 2011	4,388	4,136.41
Other securities		39,506	3.94
		43,642	4.35

Utilities - 4.30%
Edison Mission Energy:
7.73% 2009	6,325	6,420
7.50% 2013 (2)	4,200	4,137
7.75% 2016 (2)	1,300	1,284
Mission Energy Holding Co. 13.50% 2008	2,100	2,352
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,343	1.65
AES Corp.:
8.75% 2013 (2)	7,100	7,633
9.375%-9.50% 2009-2010	2,393	2,556
AES Gener SA 7.50% 2014	750	754
AES Red Oak, LLC, Series A, 8.54% 2019 (5)	455	483	1.14
Other securities		15,125	1.51
		43,087	4.30

Financials - 4.15%
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (2)	6,000	5,768.58
E*TRADE Financial Corp. 7.875% 2015	3,935	4,053.40
ILFC E-Capital Trust II 6.25% 2065 (1) (2)	2,000	1,893.19
Other securities		29,928	2.98
		41,642	4.15

Health care - 4.13%
Warner Chilcott Corp. 8.75% 2015	6,630	6,862.69
Select Medical Holdings Corp. 10.82% 2015 (1) (2)	7,000	6,405.64
HealthSouth Corp. 10.75% 2016 (2)	4,425	4,359.43
Concentra Operating Corp. 9.50% 2010	4,155	4,321.43
Other securities		19,424	1.94
		41,371	4.13

Other - 1.96%
Tower Ventures, LLC, Series 2006-1, Class F, 7.45% 2036 (2) (5)	5,970	5,889.59
Other securities		13,734	1.37
		19,623	1.96

Total bonds & notes (cost: $854,877,000)		841,265	83.86

	Shares or	Market	Percent
	principal	value	of net
Convertible securities - 1.60%	amount	(000)	assets

Other - 1.60%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,747.27
SCI Systems, Inc. 3.00% convertible debentures 2007	$2,000,000	1,945.19
AES Trust VII 6.00% convertible preferred 2008	40,000	1,930.19
Other securities		9,445.95
		16,067	1.60

Total convertible securities (cost: $14,506,000)		16,067	1.60

	Shares	Market	Percent
		value	of net
Preferred stocks - 2.95%		(000)	assets

Financials - 2.95%
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (1) (2)	6,114,000	6,561.65
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	5,500,000	5,892.59
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (1) (2)	5,370,000	5,127.51
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (2)	160,000	4,515.45
Other securities		7,407.75
		29,502	2.95

Other - 0.00%
Other securities		42.00

Total preferred stocks (cost: $26,737,000)		29,544	2.95

	Shares	Market	Percent
		value	of net
Common stocks - 1.72%		(000)	assets

Other - 1.68%
Drax Group PLC (6)	386,481	5,868.58
Sprint Nextel Corp., Series 1	127,382	2,546.25
Dobson Communications Corp., Class A (6)	237,211	1,834.18
Other securities		6,628.67
		16,876	1.68

Miscellaneous - 0.04%
Other common stocks in initial period of acquisition		371.04

Total common stocks (cost: $13,080,000)		17,247	1.72

	Shares	Market	Percent
		value	of net
Rights & warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		2.00

Total rights & warrants (cost: $428,000)		2.00

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 9.23%	(000)	(000)	assets

Park Avenue Receivables Co., LLC 5.08%-5.25% due 7/11-8/3/2006 (2) (7)	$15,600	15,555	1.55
Clipper Receivables Co., LLC 5.07% due 7/20/2006 (2)	13,300	13,262	1.32
3M Co. 4.98% due 7/24/2006	12,600	12,558	1.25
Ciesco LLC 5.02% due 7/14/2006 (2)	10,000	9,981.99
International Lease Finance Corp. 5.09% due 8/10/2006 (7)	10,000	9,944.99
Fannie Mae 5.20% due 8/31/2006 (7)	8,400	8,327.83
Three Pillars Funding, LLC 5.28% due 7/3/2006 (2)	8,000	7,996.80
Federal Home Loan Bank 4.925% due 7/19/2006	8,000	7,978.80
Other securities		7,040.70

Total short-term securities (cost: $92,638,000)		92,641	9.23

Total investment securities (cost: $1,002,266,000)		996,766	99.36
Other assets less liabilities		6,441.64

Net assets		$1,003,207	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $270,776,000, which represented 26.99% of the net assets of the fund.

(3) Step bond; coupon rate will increase at a later date.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(6) Security did not produce income during the last 12 months.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

U.S. Government / AAA-Rated Securities Fund
Summary investment portfolio, June 30, 2006
unaudited

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 96.06%	(000)	(000)	assets

Mortgage-backed obligations (1) - 47.06%
Fannie Mae:
5.00% 2017	$5,544	$5,361
Series 1997-M6, Class ZA, 6.85% 2026	9,818	9,929
6.00% 2034	16,734	16,509
5.00% 2035	6,428	6,009
5.50% 2035	14,969	14,420
6.00% 2035	4,426	4,367
5.50% 2036	16,765	16,098
5.50% 2036	5,978	5,740
5.592% 2036 (2)	3,894	3,845
6.00% 2036	9,194	9,047
4.178%-12.009% 2008-2042	37,689	37,506	20.78%
Government National Mortgage Assn.:
5.00% 2036	4,918	4,624
5.50% 2036	8,174	7,888
5.50% 2036	4,243	4,095
6.00% 2036	6,000	5,937
6.50% 2036	9,928	10,009
3.624%-9.50% 2009-2036	11,969	11,641	7.13
Freddie Mac:
4.649% 2035 (2)	9,008	8,735
5.00% 2035	3,907	3,649
6.00% 2036	6,427	6,326
4.00%-11.00% 2008-2035	12,372	11,860	4.93
Countrywide Alternative Loan Trust 5.00%-6.00% 2020-2036	10,660	10,487	1.69
J.P. Morgan Chase Commercial Mortgage Securities Corp. 3.972%- 4.79% 2034-2046	6,446	6,213	1.00
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,498	5,567.90
Other securities		65,926	10.63
		291,788	47.06

U.S. Treasury bonds & notes - 28.21%
U.S. Treasury:
3.625% 2009	14,750	14,135
4.00% 2010	9,000	8,668
5.75% 2010	21,300	21,828
5.00% 2011	4,000	3,989
3.875% 2013	11,000	10,242
4.25% 2013	25,500	24,197
Principal Strip 0% 2014	4,000	2,710
8.875% 2017	3,690	4,815
8.125% 2019	3,500	4,431
8.875% 2019 (3)	13,095	17,402
Principal Strip 0% 2019	8,635	4,434
8.50% 2020	3,250	4,251
7.875% 2021	3,000	3,774
6.50% 2026	10,000	11,473
5.375% 2031	10,639	10,825
4.50% 2036 (3)	26,850	24,081
4.25%-7.50% 2014-2016	3,500	3,659
		174,914	28.21

Federal agency bonds & notes - 10.51%
Small Business Investment Companies, Participating Securities, Series SBIC-PS 2006-10A, 5.408% 2016	5,995	5,739
Small Business Administration 4.75%-6.44% 2021-2023 (1)	13,283	12,918	3.01
Fannie Mae:
5.25% 2007	4,000	3,984
6.00% 2008	7,000	7,066
4.125% 2014	8,000	7,313	2.96
Freddie Mac:
6.625% 2009	6,575	6,797
4.125% 2010	2,750	2,616
5.50% 2011	4,000	4,007	2.16
Federal Home Loan Bank 3.75% 2007	5,410	5,304.86
Other securities		9,422	1.52
		65,166	10.51

Asset-backed obligations (1) - 9.26%
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	4,898.79
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010 (4)	4,982	4,828.78
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	3,966.64
Other securities		43,714	7.05
		57,406	9.26

Other - 1.02%
Other securities		6,319	1.02

Total bonds & notes (cost: $610,304,000)		595,593	96.06

Short-term securities - 7.73%

International Lease Finance Corp. 5.05% due 8/3/2006	10,000	9,953	1.61
Wal-Mart Stores Inc. 5.24% due 8/22/2006 (4)	10,000	9,923	1.60
BellSouth Corp. 5.12% due 7/13/2006 (4)	9,700	9,682	1.56
Three Pillars Funding, LLC 5.28% due 7/3/2006 (4)	9,500	9,496	1.53
Ranger Funding Co. LLC 5.17% due 7/26/2006 (4)	5,300	5,280.85
Ciesco LLC 5.02% due 7/14/2006 (4)	3,600	3,593.58

Total short-term securities (cost: $47,926,000)		47,927	7.73

Total investment securities (cost: $658,230,000)		643,520	103.79
Other assets less liabilities		(23,514)	(3.79)

Net assets		$620,006	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the publicmay require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $77,126,000, which represented 12.44% of the net assets of the fund.

See Notes to Financial Statements

Cash Management Fund
Investment portfolio, June 30, 2006			unaudited

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 102.32%	(000)	(000)	assets

Corporate short-term notes - 81.31%
Becton, Dickinson and Co. 5.18%-5.21% due 8/2-8/4/2006	$10,700	$10,649	3.00%
Kimberly-Clark Worldwide Inc. 5.21% due 7/27/2006 (1)	10,400	10,359	2.92
Gannett Co. 4.99%-5.00% due 7/10-7/13/2006 (1)	10,000	9,984	2.82
Export Development Corp. 5.03% due 7/13/2006	10,000	9,982	2.82
Variable Funding Capital Corp. 5.14% due 7/26/2006 (1)	10,000	9,963	2.81
Clipper Receivables Co., LLC 5.25% due 7/28/2006 (1)	10,000	9,959	2.81
Hewlett-Packard Co. 5.20% due 7/31/2006 (1)	10,000	9,955	2.81
Bank of America Corp. 5.165% due 8/11/2006	10,000	9,940	2.80
Medtronic Inc. 5.21% due 8/21/2006 (1)	10,000	9,925	2.80
International Lease Finance Corp. 5.26% due 8/24/2006	10,000	9,920	2.80
Spintab AB (Swedmortgage) 5.34% due 8/28/2006	10,000	9,914	2.80
HSBC Finance Corp. 5.29% due 8/28/2006	10,000	9,913	2.80
NetJets Inc. 5.20% due 8/14/2006 (1)	9,700	9,637	2.72
BASF AG 5.09% due 7/31/2006 (1)	9,000	8,960	2.53
Harley-Davidson Funding Corp. 5.10% due 8/3/2006 (1)	9,000	8,957	2.53
Anheuser-Busch Companies, Inc. 5.07%-5.09% due 8/15-8/17/2006 (1)	9,000	8,940	2.52
3M Co. 4.98% due 7/20/2006	8,800	8,776	2.48
UBS Finance (Delaware) LLC 5.215% due 8/3/2006	8,200	8,160	2.30
Wal-Mart Stores Inc. 4.94% due 7/6/2006 (1)	8,000	7,993	2.25
Park Avenue Receivables Co., LLC 5.13% due 7/12/2006 (1)	8,000	7,986	2.25
Emerson Electric Co. 5.07% due 7/5/2006 (1)	7,800	7,795	2.20
Sheffield Receivables Corp. 5.25% due 8/7/2006 (1)	7,600	7,558	2.13
Danske Corp. 5.205% due 8/16/2006 (1)	7,400	7,345	2.07
Amsterdam Funding Corp. 5.18% due 8/9/2006 (1)	7,200	7,159	2.02
IBM Capital Inc. 5.20% due 7/26/2006 (1)	6,600	6,575	1.85
IXIS Commercial Paper Corp. 4.95% due 7/7/2006 (1)	6,000	5,994	1.69
DaimlerChrysler Revolving Auto Conduit LLC II 5.05% due 7/18/2006	6,000	5,985	1.69
Hershey Co. 5.10% due 8/7/2006 (1)	6,000	5,968	1.68
Pitney Bowes Inc. 5.20% due 7/7/2006 (1)	5,800	5,794	1.63
Swedish Export Credit Corp. 5.00% due 7/13/2006	5,600	5,590	1.58
American Honda Finance Corp. 5.05% due 7/24/2006	5,600	5,581	1.57
Svenska Handelsbanken Inc. 5.155% due 8/7/2006	5,300	5,271	1.49
Coca-Cola Co. 4.94% due 7/6/2006	5,000	4,996	1.41
Triple-A One Funding Corp. 5.29% due 7/27/2006 (1)	5,000	4,980	1.40
Toyota Motor Credit Corp. 5.02% due 7/19/2006	4,000	3,989	1.13
Barton Capital LLC 5.09% due 7/20/2006 (1)	3,800	3,789	1.07
Caterpillar Financial Services Corp. 4.95% due 7/3/2006	3,500	3,499.99
ANZ National (International) Ltd. 5.09% due 8/7/2006 (1)	500	497.14
		288,237	81.31

Federal agency discount notes - 19.74%
Fannie Mae 4.82%-5.19% due 7/3-8/22/2006	19,700	19,631	5.53
Federal Home Loan Bank 4.925%-5.18% due 7/19-8/18/2006	19,000	18,923	5.34
International Bank for Reconstruction and Development 4.97%-5.10% due 7/5-7/17/2006	15,800	15,768	4.45
Tennessee Valley Authority 4.95%-5.15% due 7/13-8/3/2006	10,700	10,679	3.01
Freddie Mac 4.91% due 7/19/2006	5,000	4,986	1.41
		69,987	19.74

U.S. Treasuries - 1.27%
U.S. Treasury Bills 4.61%-4.70% due 7/6-7/20/2006	4,500	4,490	1.27

Total investment securities (cost: $362,718,000)		362,714	102.32
Other assets less liabilities		(8,207)	(2.32)

Net assets		$354,507	100.00%

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $176,072,000, which represented 49.67% of the net assets of the fund.

See Notes to Financial Statements

Financial Statements

Statements of assets and liabilities
at June 30, 2006
														unaudited
														(dollars and shares in thousands, except per-share amounts)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Assets:

Investment securities at market:
Unaffiliated issuers	$134,836	$3,334,719	$2,614,542	$24,093,055	$7,569,825	$948,559	$3,475,983	$98,936	$23,514,994	$6,531,116	$2,919,735	$996,766	$643,520	$362,714
Affiliated issuers	-	-	79,411	143,235	-	-	-	-	-	49,361	-	-	-	-
Cash denominated in non-U.S. currencies	21	2,690	1,336	4,325	6,197	818	-	16	4,272	-	-	-	-	-
Cash	77	236	124	1,728	287	70	108	470	522	2,008	7,411	5,695	148	410
Receivables for:
Sales of investments	865	4,219	22,450	136,311	4,818	3,819	5,347	-	38,707	38,340	1,388	3,636	5,654	-
Sales of fund's shares	324	3,034	3,155	22,713	7,522	2,137	1,959	6,335	7,270	4,098	2,121	3,375	755	124
Open forward currency contracts	-	-	-	-	-	-	-	-	-	19	392	16	-	-
Dividends and interest	145	6,391	1,758	23,180	11,759	4,173	3,586	94	30,950	24,729	34,881	17,698	5,412	-
	136,268	3,351,289	2,722,776	24,424,547	7,600,408	959,576	3,486,983	105,851	23,596,715	6,649,671	2,965,928	1,027,186	655,489	363,248
Liabilities:
Payables for:
Purchases of investments	619	2,443	16,948	70,125	16,239	-	20,596	2,442	40,288	147,523	40,145	22,649	34,755	-
Repurchases of fund's shares	53	44	302	5,358	2,670	537	1,065	-	8,539	843	17	389	382	8,577
Open forward currency contracts	-	-	-	-	-	-	-	-	-	98	267	124	-	-
Investment advisory services	56	1,338	1,407	5,694	2,712	560	1,072	35	4,633	1,536	887	357	210	83
Distribution services	22	624	493	4,125	1,177	172	672	12	3,978	1,123	554	143	79	52
Deferred trustees' compensation	1	40	21	625	279	7	20	-	723	166	33	70	57	29
Other fees and expenses	3	622	2,192	237	1,060	286	2	1	103	14	11	247	-*	-*
	754	5,111	21,363	86,164	24,137	1,562	23,427	2,490	58,264	151,303	41,914	23,979	35,483	8,741
Net assets at June 30, 2006 (total: $77,561,243)	$135,514	$3,346,178	$2,701,413	$24,338,383	$7,576,271	$958,014	$3,463,556	$103,361	$23,538,451	$6,498,368	$2,924,014	$1,003,207	$620,006	$354,507

Investment securities at cost
Unaffiliated issuers	$121,184	$2,758,589	$2,087,643	$19,440,548	$5,983,427	$781,559	$3,105,111	$99,430	$20,115,026	$5,618,447	$2,954,017	$1,002,266	$658,230	$362,718
Affiliated issuers	-	-	$66,113	$133,658	-	-	-	-	-	$48,481	-	-	-	-
Cash denominated in non-U.S. currencies at cost	$20	$2,659	$1,321	$4,338	$6,137	$815	-	$15	$4,018	-	-	-	-	-

Net assets consist of:
Capital paid in on shares of beneficial interest	$117,705	$2,664,757	$2,027,022	$18,351,261	$5,550,482	$721,840	$2,975,666	$103,657	$19,413,723	$5,366,389	$2,899,532	$1,104,389	$629,651	$348,769
Undistributed (distributions in excess of) net investment income	518	33,224	(19,487)	103,564	78,939	1,045	24,108	212	194,802	77,407	69,335	33,110	13,416	5,746
Undistributed (accumulated) net realized gain (loss)	3,636	72,534	155,756	1,221,378	361,084	68,362	92,910	(4)	529,671	141,096	(10,776)	(128,694)	(8,351)	(4)
Net unrealized appreciation (depreciation)	13,655	575,663	538,122	4,662,180	1,585,766	166,767	370,872	(504)	3,400,255	913,476	(34,077)	(5,598)	(14,710)	(4)
Net assets at June 30, 2006	$135,514	$3,346,178	$2,701,413	$24,338,383	$7,576,271	$958,014	$3,463,556	$103,361	$23,538,451	$6,498,368	$2,924,014	$1,003,207	$620,006	$354,507

Shares of beneficial interest issued and outstanding - unlimited shares authorized:
Class 1:
Net assets (total: $11,157,497)	$23,905	$214,609	$240,521	$3,490,659	$1,577,817	$96,938	$139,829	$13,577	$3,660,320	$903,248	$187,817	$289,221	$225,285	$93,751
Shares outstanding	2,013	10,399	10,986	57,813	79,496	5,482	13,136	1,413	94,402	52,575	17,074	24,057	19,865	8,277
Net asset value per share	$11.87	$20.64	$21.89	$60.38	$19.85	$17.68	$10.64	$9.61	$38.77	$17.18	$11.00	$12.02	$11.34	$11.33
Class 2:
Net assets (total: $65,221,819)	$111,609	$3,131,569	$2,460,892	$20,385,930	$5,885,481	$861,076	$3,323,727	$89,784	$19,431,329	$5,519,490	$2,736,197	$680,412	$363,159	$241,164
Shares outstanding	9,444	152,508	113,333	340,114	297,530	48,993	314,372	9,351	504,246	323,378	250,811	57,004	32,209	21,369
Net asset value per share	$11.82	$20.53	$21.71	$59.94	$19.78	$17.58	$10.57	$9.60	$38.54	$17.07	$10.91	$11.94	$11.28	$11.29
Class 3:
Net assets (total: $1,181,927)	-	-	-	$461,794	$112,973	-	-	-	$446,802	$75,630	-	$33,574	$31,562	$19,592
Shares outstanding	-	-	-	7,655	5,697	-	-	-	11,532	4,406	-	2,793	2,784	1,731
Net asset value per share	-	-	-	$60.33	$19.83	-	-	-	$38.74	$17.16	-	$12.02	$11.34	$11.32

* Amount less than one thousand

See Notes to Financial Statements

Statements of operations
for the six months ended June 30, 2006														unaudited
														(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund*	Growth-Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment income:
Income (net of non-U.S. taxes):
Dividends	$738	$34,509	$10,832	$118,613	$82,463	$9,908	$29,564	$134	$171,798	$42,570	$329	$799	$-	$-
Interest	372	11,885	6,763	51,547	26,356	5,172	5,654	144	78,002	52,240	78,520	36,755	15,352	6,485
	1,110	46,394	17,595	170,160	108,819	15,080	35,218	278	249,800	94,810	78,849	37,554	15,352	6,485
Fees and expenses:
Investment advisory services	361	8,777	9,450	38,583	18,073	3,761	7,118	54	30,936	10,390	5,618	2,340	1,416	441
Distribution services - Class 2	126	3,654	2,959	24,498	6,823	1,031	4,004	15	23,252	6,773	3,131	790	436	223
Distribution services - Class 3	-	-	-	437	104	-	-	-	413	69	-	32	31	15
Transfer agent services	-†	1	1	8	3	-†	1	-†	8	2	1	-†	-†	-†
Reports to shareholders	2	47	39	358	108	14	51	-†	346	96	41	15	9	4
Registration statement and prospectus	2	62	51	479	142	18	68	-†	461	130	53	20	13	5
Postage, stationery and supplies	-†	8	6	60	18	2	9	-	58	16	7	2	2	1
Trustees' compensation	1	13	10	132	47	3	13	-	137	35	11	9	7	3
Auditing and legal	5	6	4	21	7	5	2	-†	20	7	2	1	1	-†
Custodian	14	386	553	725	1,290	312	10	1	305	89	55	7	2	1
State and local taxes	1	28	24	220	66	9	31	-	212	60	25	9	6	2
Other	2	15	17	48	30	11	7	1	45	15	5	2	1	1
Total fees and expenses before waiver	514	12,997	13,114	65,569	26,711	5,166	11,314	71	56,193	17,682	8,949	3,227	1,924	696
Less waiver of fees and expenses:
Investment advisory services	36	878	945	3,858	1,807	376	712	5	3,094	1,039	562	234	142	44
Total fees and expenses after waiver	478	12,119	12,169	61,711	24,904	4,790	10,602	66	53,099	16,643	8,387	2,993	1,782	652
Net investment income	632	34,275	5,426	108,449	83,915	10,290	24,616	212	196,701	78,167	70,462	34,561	13,570	5,833

Net realized gain (loss) and unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments	3,671	135,390	156,801	1,227,220	366,887	68,682	96,323	-†	541,097	145,831	(2,595)	8,548	(1,518)	-†
Non-U.S. currency transactions	4	5,200	(591)	261	73	(240)	-	(4)	2,410	(466)	(3,677)	(625)	-	-
	3,675	140,590	156,210	1,227,481	366,960	68,442	96,323	(4)	543,507	145,365	(6,272)	7,923	(1,518)	-
Net unrealized appreciation (depreciation) on:
Investments	(1,793)	538	37,176	(795,483)	(66,615)	(14,037)	23,694	(494)	135,384	117,305	(31,900)	(11,766)	(16,589)	(7)
Non-U.S. currency translations	4	89	(40)	208	264	2	-	(10)	251	(97)	485	(89)	-	-
	(1,789)	627	37,136	(795,275)	(66,351)	(14,035)	23,694	(504)	135,635	117,208	(31,415)	(11,855)	(16,589)	(7)
Net realized gain (loss) and
unrealized appreciation (depreciation)
on investments and non-U.S. currency	1,886	141,217	193,346	432,206	300,609	54,407	120,017	(508)	679,142	262,573	(37,687)	(3,932)	(18,107)	(7)
Net increase (decrease) in net assets resulting
from operations	$2,518	$175,492	$198,772	$540,655	$384,524	$64,697	$144,633	$(296)	$875,843	$340,740	$32,775	$30,629	$(4,537)	$5,826

*For the period May 1, 2006, commencement of operations, through June 30, 2006.
†Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets

					Global Small								Blue Chip		Global Growth
	Global Discovery Fund		Global Growth Fund		Capitalization Fund		Growth Fund		International Fund		New World Fund		Income and Growth Fund		and Income Fund
	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Period
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1) (2)
Operations:
Net investment income	$632	$925	$34,275	$30,708	$5,426	$8,958	$108,449	$128,993	$83,915	$88,268	$10,290	$11,401	$24,616	$41,376	$212
Net realized gain (loss) on investments and
non-U.S. currency transactions	3,675	2,683	140,590	83,182	156,210	206,084	1,227,481	637,504	366,960	337,026	68,442	25,512	96,323	188,414	(4)
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	(1,789)	6,933	627	222,184	37,136	195,259	(795,275)	2,278,471	(66,351)	672,176	(14,035)	78,562	23,694	(18,550)	(504)
Net increase (decrease) in net assets
resulting from operations	2,518	10,541	175,492	336,074	198,772	410,301	540,655	3,044,968	384,524	1,097,470	64,697	115,475	144,633	211,240	(296)

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gains:
Class 1	(4)	(212)	(2,252)	(1,641)	(1,490)	(2,301)	(5,705)	(31,560)	(4,030)	(24,409)	(1,693)	(975)	(1,925)	(1,538)	-
Class 2	(18)	(650)	(27,641)	(14,177)	(11,446)	(14,454)	(25,853)	(112,734)	(13,115)	(61,960)	(13,873)	(5,908)	(39,240)	(26,306)	-
Class 3	-	-	-	-	-	-	(605)	(3,387)	(255)	(1,577)	-	-	-	-	-
Total dividends from net investment income
and non-U.S. currency gains	(22)	(862)	(29,893)	(15,818)	(12,936)	(16,755)	(32,163)	(147,681)	(17,400)	(87,946)	(15,566)	(6,883)	(41,165)	(27,844)	-
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(65)	(9)	-	-	(538)	-	-	-	-	-	-	-	(613)	-	-
Class 2	(296)	(36)	-	-	(5,511)	-	-	-	-	-	-	-	(14,642)	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	(46)	(444)	-	-	(11,953)	-	(21,900)	-	(14,699)	-	(777)	-	(6,818)	-	-
Class 2	(213)	(1,687)	-	-	(122,408)	-	(127,584)	-	(54,210)	-	(6,937)	-	(162,814)	-	-
Class 3	-	-	-	-	-	-	(2,908)	-	(1,054)	-	-	-	-	-	-
Total distributions from net realized gain on investments	(620)	(2,176)	-	-	(140,410)	-	(152,392)	-	(69,963)	-	(7,714)	-	(184,887)	-	-
Total dividends and distributions paid to shareholders	(642)	(3,038)	(29,893)	(15,818)	(153,346)	(16,755)	(184,555)	(147,681)	(87,363)	(87,946)	(23,280)	(6,883)	(226,052)	(27,844)	-

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-	-	-	10,000
Proceeds from shares sold	2,159	3,046	9,129	4,184	19,072	16,402	9,292	5,159	5,650	4,402	15,768	21,021	6,341	12,123	3,911
Proceeds from reinvestment of dividends and distributions	115	665	2,252	1,641	13,981	2,301	27,605	31,560	18,729	24,409	2,470	975	9,356	1,538	-
Cost of shares repurchased	(1,474)	(2,810)	(13,591)	(26,337)	(31,667)	(26,425)	(323,657)	(588,755)	(120,985)	(195,519)	(14,941)	(9,673)	(7,548)	(16,350)	-
Net increase (decrease) from Class 1 transactions	800	901	(2,210)	(20,512)	1,386	(7,722)	(286,760)	(552,036)	(96,606)	(166,708)	3,297	12,323	8,149	(2,689)	13,911
Class 2:
Proceeds from shares sold	23,557	32,398	373,544	541,733	403,105	464,270	1,846,045	4,085,834	907,082	1,320,757	164,789	221,690	221,625	528,383	89,746
Proceeds from reinvestment of dividends and distributions	527	2,373	27,641	14,177	139,365	14,454	153,437	112,734	67,325	61,960	20,810	5,908	216,696	26,306	-
Cost of shares repurchased	(2,714)	(2,945)	(21,874)	(30,170)	(96,221)	(47,394)	(235,018)	(220,641)	(95,493)	(63,602)	(37,650)	(19,028)	(65,525)	(49,060)	-
Net increase from Class 2 transactions	21,370	31,826	379,311	525,740	446,249	431,330	1,764,464	3,977,927	878,914	1,319,115	147,949	208,570	372,796	505,629	89,746
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	5,657	16,188	4,952	3,267	-	-	-	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	3,513	3,387	1,309	1,577	-	-	-	-	-
Cost of shares repurchased	-	-	-	-	-	-	(55,454)	(106,454)	(14,200)	(24,295)	-	-	-	-	-
Net increase (decrease) from Class 3 transactions	-	-	-	-	-	-	(46,284)	(86,879)	(7,939)	(19,451)	-	-	-	-	-
Net increase in net assets resulting from
capital share transactions	22,170	32,727	377,101	505,228	447,635	423,608	1,431,420	3,339,012	774,369	1,132,956	151,246	220,893	380,945	502,940	103,657

Total increase (decrease) in net assets	24,046	40,230	522,700	825,484	493,061	817,154	1,787,520	6,236,299	1,071,530	2,142,480	192,663	329,485	299,526	686,336	103,361

Net assets:
Beginning of period	111,468	71,238	2,823,478	1,997,994	2,208,352	1,391,198	22,550,863	16,314,564	6,504,741	4,362,261	765,351	435,866	3,164,030	2,477,694	-
End of period	$135,514	$111,468	$3,346,178	$2,823,478	$2,701,413	$2,208,352	$24,338,383	$22,550,863	$7,576,271	$6,504,741	$958,014	$765,351	$3,463,556	$3,164,030	$103,361

Undistributed (distributions in excess of) net investment income	$518	$(92)	$33,224	$28,842	$(19,487)	$(11,977)	$103,564	$27,278	$78,939	$12,424	$1,045	$6,321	$24,108	$40,657	$212

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1,000
Shares sold	176	283	438	233	811	884	153	94	281	261	858	1,409	560	1,181	413
Shares issued on reinvestment of dividends and distributions	10	58	114	95	668	129	477	549	995	1,338	146	68	896	148	-
Shares repurchased	(123)	(259)	(658)	(1,486)	(1,360)	(1,431)	(5,299)	(11,005)	(6,099)	(11,794)	(824)	(655)	(667)	(1,577)	-
Net increase (decrease) in shares outstanding	63	82	(106)	(1,158)	119	(418)	(4,669)	(10,362)	(4,823)	(10,195)	180	822	789	(248)	1,413
Class 2:
Shares sold	1,967	2,979	18,130	30,710	17,221	25,005	30,379	77,199	45,563	79,263	8,992	14,879	19,757	51,501	9,351
Shares issued on reinvestment of dividends and distributions	46	207	1,402	824	6,710	816	2,668	1,976	3,589	3,390	1,238	412	20,876	2,549	-
Shares repurchased	(228)	(276)	(1,077)	(1,695)	(4,211)	(2,568)	(3,920)	(4,104)	(4,845)	(3,679)	(2,119)	(1,288)	(5,856)	(4,760)	-
Net increase in shares outstanding	1,785	2,910	18,455	29,839	19,720	23,253	29,127	75,071	44,307	78,974	8,111	14,003	34,777	49,290	9,351
Class 3:
Shares sold	-	-	-	-	-	-	91	320	248	196	-	-	-	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	61	60	69	87	-	-	-	-	-
Shares repurchased	-	-	-	-	-	-	(912)	(2,009)	(719)	(1,460)	-	-	-	-	-
Net increase (decrease) in shares outstanding	-	-	-	-	-	-	(760)	(1,629)	(402)	(1,177)	-	-	-	-	-

									U.S. Government/
	Growth-Income Fund		Asset Allocation Fund		Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months		Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,		December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)		2005

Net investment income	$196,701	$292,034	$78,167	$126,432	$70,462	$110,408	$34,561	$58,237	$13,570	$23,930	$5,833		$6,739
Net realized gain (loss) on investments and
non-U.S. currency transactions	543,507	562,628	145,365	133,120	(6,272)	2,178	7,923	11,521	(1,518)	2,137	-	(3)	(1)
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	135,635	364,066	117,208	234,416	(31,415)	(77,663)	(11,855)	(49,267)	(16,589)	(10,709)	(7)		1
Net increase (decrease) in net assets
resulting from operations	875,843	1,218,728	340,740	493,968	32,775	34,923	30,629	20,491	(4,537)	15,358	5,826		6,739

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gains:
Class 1	(11,270)	(58,162)	(3,555)	(20,656)	(7,578)	(7,502)	(18,213)	(20,075)	(9,348)	(10,544)	(1,903)		(737)
Class 2	(52,273)	(221,139)	(19,628)	(106,102)	(106,551)	(73,453)	(41,173)	(29,252)	(14,236)	(11,720)	(4,485)		(1,087)
Class 3	(1,231)	(6,306)	(279)	(1,653)	-	-	(2,049)	(2,392)	(1,245)	(1,507)	(378)		(129)
Total dividends from net investment income
and non-U.S. currency gains	(64,774)	(285,607)	(23,462)	(128,411)	(114,129)	(80,955)	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)		(1,953)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(3,880)	-	-	-	-	-	-	-	-	-	-		-
Class 2	(20,518)	-	-	-	-	-	-	-	-	-	-		-
Class 3	(474)	-	-	-	-	-	-	-	-	-	-		-
Long-term net realized gains:
Class 1	(84,523)	(15,967)	(11,851)	-	-	-	-	-	-	-	-		-
Class 2	(447,010)	(62,034)	(72,811)	-	-	-	-	-	-	-	-		-
Class 3	(10,336)	(2,000)	(1,004)	-	-	-	-	-	-	-	-		-
Total distributions from net realized gain on investments	(566,741)	(80,001)	(85,666)	-	-	-	-	-	-	-	-		-
Total dividends and distributions paid to shareholders	(631,515)	(365,608)	(109,128)	(128,411)	(114,129)	(80,955)	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)		(1,953)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-		-
Proceeds from shares sold	844	2,448	25,104	6,110	12,562	10,970	998	12,164	1,646	5,194	43,980		49,253
Proceeds from reinvestment of dividends and distributions	99,672	74,129	15,406	20,656	7,578	7,502	18,213	20,075	9,348	10,544	1,903		737
Cost of shares repurchased	(318,946)	(614,621)	(50,269)	(104,648)	(9,822)	(26,416)	(30,889)	(74,615)	(26,626)	(46,452)	(26,701)		(54,892)
Net increase (decrease) from Class 1 transactions	(218,430)	(538,044)	(9,759)	(77,882)	10,318	(7,944)	(11,678)	(42,376)	(15,632)	(30,714)	19,182		(4,902)
Class 2:
Proceeds from shares sold	1,564,817	3,676,296	391,458	970,962	416,369	561,561	89,851	157,889	35,090	70,062	151,093		136,997
Proceeds from reinvestment of dividends and distributions	519,802	283,173	92,439	106,102	106,551	73,453	41,173	29,252	14,236	11,720	4,485		1,087
Cost of shares repurchased	(444,918)	(141,546)	(279,357)	(56,161)	(22,339)	(40,314)	(18,714)	(24,514)	(10,595)	(20,644)	(66,779)		(98,299)
Net increase from Class 2 transactions	1,639,701	3,817,923	204,540	1,020,903	500,581	594,700	112,310	162,627	38,731	61,138	88,799		39,785
Class 3:
Proceeds from shares sold	689	12,416	1,925	2,351	-	-	474	4,903	616	4,576	16,624		18,484
Proceeds from reinvestment of dividends and distributions	12,041	8,306	1,283	1,653	-	-	2,049	2,392	1,245	1,507	378		129
Cost of shares repurchased	(43,927)	(105,080)	(6,411)	(14,040)	-	-	(5,436)	(14,020)	(7,647)	(9,755)	(13,155)		(23,149)
Net increase (decrease) from Class 3 transactions	(31,197)	(84,358)	(3,203)	(10,036)	-	-	(2,913)	(6,725)	(5,786)	(3,672)	3,847		(4,536)
Net increase in net assets resulting from
capital share transactions	1,390,074	3,195,521	191,578	932,985	510,899	586,756	97,719	113,526	17,313	26,752	111,828		30,347

Total increase (decrease) in net assets	1,634,402	4,048,641	423,190	1,298,542	429,545	540,724	66,913	82,298	(12,053)	18,339	110,888		35,133

Net assets:
Beginning of period	21,904,049	17,855,408	6,075,178	4,776,636	2,494,469	1,953,745	936,294	853,996	632,059	613,720	243,619		208,486
End of period	$23,538,451	$21,904,049	$6,498,368	$6,075,178	$2,924,014	$2,494,469	$1,003,207	$936,294	$620,006	$632,059	$354,507		$243,619

Undistributed (distributions in excess of) net investment income	$194,802	$62,875	$77,407	$22,702	$69,335	$113,002	$33,110	$59,984	$13,416	$24,675	$5,746		$6,679

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-		-
Shares sold	21	67	1,454	385	1,109	962	78	969	139	435	3,844		4,414
Shares issued on reinvestment of dividends and distributions	2,632	1,958	920	1,258	691	670	1,518	1,660	826	891	168		66
Shares repurchased	(8,080)	(16,647)	(2,902)	(6,585)	(864)	(2,323)	(2,445)	(5,955)	(2,253)	(3,873)	(2,342)		(4,905)
Net increase (decrease) in shares outstanding	(5,427)	(14,622)	(528)	(4,942)	936	(691)	(849)	(3,326)	(1,288)	(2,547)	1,670		(425)
Class 2:
Shares sold	39,645	100,592	22,735	61,664	36,917	49,855	7,144	12,715	2,991	5,882	13,247		12,309
Shares issued on reinvestment of dividends and distributions	13,810	7,515	5,559	6,492	9,793	6,611	3,457	2,431	1,264	996	398		98
Shares repurchased	(11,163)	(3,852)	(15,780)	(3,564)	(1,984)	(3,572)	(1,477)	(1,965)	(904)	(1,739)	(5,871)		(8,815)
Net increase in shares outstanding	42,292	104,255	12,514	64,592	44,726	52,894	9,124	13,181	3,351	5,139	7,774		3,592
Class 3:
Shares sold	17	350	111	148	-	-	37	392	52	381	1,455		1,658
Shares issued on reinvestment of dividends and distributions	318	220	76	101	-	-	171	197	110	127	33		12
Shares repurchased	(1,115)	(2,863)	(370)	(887)	-	-	(431)	(1,121)	(647)	(812)	(1,153)		(2,074)
Net increase (decrease) in shares outstanding	(780)	(2,293)	(183)	(638)	-	-	(223)	(532)	(485)	(304)	335		(404)

(1) Unaudited.
(2) For the period May 1, 2006, commencement of operations, through June 30, 2006.
(3) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 14 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the U.S.
New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Global Growth and Income Fund	Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
High-Income Bond Fund
High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund
A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of December 31, 2005, the funds’ most recent fiscal year end. Tax-basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2006.

Additional tax basis disclosures are as follows:

														(dollars in thousands)
													U.S.
													Government/
	Global	Global	Global Small				Blue Chip	Global		Asset			AAA-Rated	Cash
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and	Growth-	Allocation	Bond	High-Income	Securities Fund	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund*	Income Fund	Fund	Fund	Bond Fund	Fund	Fund

As of December 31, 2005:
Undistributed ordinary income	$346	$29,555	$18,564	$31,502	$16,372	$15,463	$55,315	-	$87,449	$22,899	$113,791	$61,307	$24,726	$6,705
Undistributed long-term capital gains	239	-	134,137	151,590	69,272	7,634	168,898	-	540,973	85,106	-	-	-	-
Capital loss carryforwards	-	(66,686)	-	-	-	-	-	-	-	-	(3,617)	(136,617)	(6,070)	(4)

As of June 30, 2006:
Gross unrealized appreciation on investment securities	16,829	632,332	653,042	5,224,347	1,724,361	188,490	475,266	947	4,017,268	1,067,049	30,547	25,814	1,445	3
Gross unrealized depreciation on investment securities	(3,274)	(56,728)	(137,364)	(569,283)	(140,482)	(30,534)	(106,460)	(1,441)	(631,343)	(156,712)	(66,148)	(32,326)	(16,155)	(7)
Net unrealized appreciation (depreciation) on investment securities	13,555	575,604	515,678	4,655,064	1,583,879	157,956	368,806	(494)	3,385,925	910,337	(35,601)	(6,512)	(14,710)	(4)
Cost of portfolio securities	121,281	2,759,115	2,178,275	19,581,226	5,985,946	790,603	3,107,177	99,430	20,129,069	5,670,140	2,955,336	1,003,278	658,230	362,718

Capital loss carryforwards expire in:
2006	-	$-	-	-	-	-	-	-	-	-	$-	$-	$1,293	$-
2007	-	-	-	-	-	-	-	-	-	-	-	-	737	-
2008	-	-	-	-	-	-	-	-	-	-	-	-	4,040	-
2009	-	-	-	-	-	-	-	-	-	-	-	50,200	-	-
2010	-	10,546	-	-	-	-	-	-	-	-	-	50,900	-	-†
2011	-	56,140	-	-	-	-	-	-	-	-	3,029	35,517	-	-
2012	-	-	-	-	-	-	-	-	-	-	-	-	-	3
2013	-	-	-	-	-	-	-	-	-	-	588	-	-	1
-		$66,686	-	-	-	-	-	-	-	-	$3,617	$136,617	$6,070	$4

*For the period May 1, 2006, commencement of operations, through June 30, 2006.
†Amount less than one thousand.

4. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the series’ transfer agent, and American Funds Distributors, Inc. SM ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Growth-Income Fund and Global Small Capitalization Fund, effective April 1, 2006, and July 1, 2006, respectively, that provided for reduced annual rates as reflected in the chart below. During the six months ended June 30, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund. Additionally, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the six months ended June 30, 2006, total aggregate investment advisory services fees waived by CRMC were $13,732,000. As a result, the aggregate fees shown on the accompanying financial statements of $137,318,000 were reduced to $123,586,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2006, before waiver		For the six months ended June 30, 2006, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Discovery	.580%	.440%	$.5	$1.0	.58%		.52%
Global Growth	.690	.480	.6	3.0	.56		.50
Global Small Capitalization	.800	.650	.6	3.0	.72		.65
Growth	.500	.285	.6	27.0	.33		.29
International	.690	.430	.5	21.0	.50		.45
New World	.850	.710	.5	1.0	.81		.73
Blue Chip Income and Growth	.500	.370	.6	4.0	.43		.38
Global Growth and Income	.690		all		.12	*	.11 *
Growth-Income	.500	.222	.6	27.0	.27		.24
Asset Allocation	.500	.250	.6	8.0	.33		.29
Bond	.480	.360	.6	3.0	.42		.38
High-Income Bond	.500	.420	.6	2.0	.48		.44
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.46		.41
Cash Management	.320		all		.32		.29

*Results based on activity during the period May 1, 2006, commencement of operations, through June 30, 2006.

Transfer agent services - The aggregate fee of $25,000 was incurred during the six months ended June 30, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown on the accompanying financial statements, includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $177,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2006, distribution expenses under the plans for the series aggregated $77,715,000 for Class 2 and $1,101,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

As of June 30, 2006, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

				(dollars in thousands)

		Contract amount		U.S. valuation
					Unrealized
					(depreciation)
Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	appreciation

Asset Allocation	Euro, expiring 7/19-9/29/2006	€ 6,710	$8,520	$8,599	($79)
Bond	Euro, expiring 9/14/2006	€ 5,585	7,078	7,173	(95)
	Pound, expiring 7/13-8/23/2006	£ 5,780	12,125	11,905	220
High-Income Bond	Euro, expiring 7/19-9/29/2006	€ 8,638	10,978	11,086	(108)

The following table presents additional information for the six months ended June 30, 2006:

															(dollars in thousands)
														U.S.
														Government/
	Global	Global	Global Small				Blue Chip	Global		Asset				AAA-Rated	Cash
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and	Growth-	Allocation		Bond	High-Income	Securities Fund	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund (2)	Income Fund	Fund		Fund	Bond Fund	Fund	Fund

Purchases of investment securities (1)	$34,859	$615,964	$727,559	$5,156,655	$1,812,795	$308,167	$561,993	$61,406	$3,647,149	$1,231,288		$886,794	$266,843	$282,603	$1,337,631
Sales of investment securities (1)	21,649	451,141	646,116	5,061,567	1,163,806	166,933	400,721	-	3,034,666	1,240,593		608,522	156,442	271,570	1,222,849
Non-U.S taxes paid on dividend income	80	3,333	1,016	5,318	9,867	809	89	16	3,914	1,139		-	-	-	-
Non-U.S taxes paid on interest income	-	-	-	-	-	10	-	-	-	-	(3)	61	1	-	-
Non-U.S taxes paid on realized gains	-	132	160	-	612	912	-	-	-	-		-	-	-	-
Non-U.S taxes provided on unrealized gains as of June 30, 2006	-	541	2,102	17	813	233	-	-	-	-		-	-	-	-
Dividends from affiliated issuers	-	-	648	-	-	-	-	-	-	-		-	-	-	-
Realized gain on affiliated issuers	-	-	-	-	-	-	-	-	-	16,897		-	-	-	-

(1) Excludes short-term securities, except for Cash Management Fund.
(2) For the period May 1, 2006, commencement of operations, through June 30, 2006.
(3) Amount less than one thousand.

Financial Highlights	(1)

					Income (loss) from investment operations (2)				Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets

Global Discovery Fund (4)
Class 1
6/30/06 (5)		$11.63	$.07		$ .23		$ .30	$ -	$ (.06)	$ (.06)	$11.87	2.57%	$ 24.62		%(6)	.57	%(6)	1.20	%(6)
12/31/05		10.79	.14		1.05		1.19	(.11)	(.24)	(.35)	11.63	11.07	22.61			.56		1.27
12/31/04		9.94	.08		.98		1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61			.60		.81
12/31/03		7.26	.05		2.67		2.72	(.04)	-	(.04)	9.94	37.41	17.61			.61		.55
12/31/02		9.30	.06		(2.05)		(1.99)	(.05)	-	(.05)	7.26	(21.41)	10.61			.61		.69
12/31/01		10.00	.04		(.70)		(.66)	(.04)	-	(.04)	9.30	(6.65)	12.31			.31		.42
Class 2
6/30/06 (5)		11.59	.06		.23		.29	-	(.06)	(.06)	11.82	2.49	112.87		(6)	.82	(6)	.97	(6)
12/31/05		10.76	.11		1.05		1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86			.81		1.04
12/31/04		9.92	.06		.97		1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86			.85		.60
12/31/03		7.25	.02		2.67		2.69	(.02)	-	(.02)	9.92	37.11	24.86			.86		.28
12/31/02		9.30	.04		(2.05)		(2.01)	(.04)	-	(.04)	7.25	(21.67)	9.86			.86		.48
12/31/01		10.00	.02		(.69)		(.67)	(.03)	-	(.03)	9.30	(6.71)	4.42			.42		.21
Global Growth Fund
Class 1
6/30/06 (5)		$19.63	$.24		$ .99		$ 1.23	$ (.22)	$ -	$ (.22)	$20.64	6.31%	$ 215.60		%(6)	.54	%(6)	2.37	%(6)
12/31/05		17.31	.28		2.19		2.47	(.15)	-	(.15)	19.63	14.37	206.62			.57		1.56
12/31/04		15.30	.18		1.92		2.10	(.09)	-	(.09)	17.31	13.80	202.65			.64		1.15
12/31/03		11.35	.12		3.91		4.03	(.08)	-	(.08)	15.30	35.63	188.70			.70		.94
12/31/02		13.42	.09		(2.02)		(1.93)	(.14)	-	(.14)	11.35	(14.46)	152.71			.71		.73
12/31/01		17.25	.18		(2.50)		(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)	215.70			.70		1.24
Class 2
6/30/06 (5)		19.52	.22		.97		1.19	(.18)	$ -	(.18)	20.53	6.16	3,131.85		(6)	.79	(6)	2.17	(6)
12/31/05		17.23	.23		2.18		2.41	(.12)	-	(.12)	19.52	14.07	2,617.87			.82		1.30
12/31/04		15.25	.14		1.91		2.05	(.07)	-	(.07)	17.23	13.49	1,796.90			.89		.92
12/31/03		11.32	.09		3.89		3.98	(.05)	-	(.05)	15.25	35.27	1,082.95			.95		.68
12/31/02		13.38	.06		(2.01)		(1.95)	(.11)	-	(.11)	11.32	(14.64)	592.96			.96		.48
12/31/01		17.21	.13		(2.49)		(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)	600.95			.95		.88
Global Small Capitalization Fund
Class 1
6/30/06 (5)		$21.29	$.07		$ 1.88		$ 1.95	$ (.14)	$ (1.21)	$ (1.35)	$21.89	9.45%	$ 240.78		%(6)	.70	%(6)	.62	%(6)
12/31/05		17.14	.13		4.23		4.36	(.21)	-	(.21)	21.29	25.66	231.79			.73		.72
12/31/04		14.15	.02		2.97		2.99	-	-	-	17.14	21.13	193.81			.80		.15
12/31/03		9.27	-	(7)	4.97		4.97	(.09)	-	(.09)	14.15	53.92	163.83			.83		(.03)
12/31/02		11.52	-	(7)	(2.15)		(2.15)	(.10)	-	(.10)	9.27	(18.83)	108.84			.84		.04
12/31/01		14.28	.03		(1.81)		(1.78)	(.13)	(.85)	(.98)	11.52	(12.63)	149.83			.83		.21
Class 2
6/30/06 (5)		21.12	.05		1.86		1.91	(.11)	(1.21)	(1.32)	21.71	9.35	2,461	1.03	(6)	.95	(6)	.39	(6)
12/31/05		17.02	.09		4.19		4.28	(.18)	-	(.18)	21.12	25.35	1,977	1.04		.97		.49
12/31/04		14.08	(.01)		2.95		2.94	-	-	-	17.02	20.88	1,198	1.06		1.05		(.07)
12/31/03		9.23	(.03)		4.95		4.92	(.07)	-	(.07)	14.08	53.53	665	1.08		1.08		(.28)
12/31/02		11.48	(.02)		(2.15)		(2.17)	(.08)	-	(.08)	9.23	(19.05)	290	1.09		1.09		(.20)
12/31/01		14.24	-	(7)	(1.80)		(1.80)	(.11)	(.85)	(.96)	11.48	(12.85)	274	1.08		1.08		(.05)
Growth Fund
Class 1
6/30/06 (5)		$59.36	$.34		$ 1.16		$ 1.50	$ (.10)	$ (.38)	$ (.48)	$60.38	2.56%	$ 3,490.34		%(6)	.31	%(6)	1.12	%(6)
12/31/05		51.39	.46		8.00		8.46	(.49)	-	(.49)	59.36	16.50	3,709.35			.32		.87
12/31/04		45.74	.32		5.51		5.83	(.18)	-	(.18)	51.39	12.75	3,744.36			.36		.68
12/31/03		33.47	.16		12.26		12.42	(.15)	-	(.15)	45.74	37.15	3,877.39			.39		.41
12/31/02		44.30	.12		(10.87)		(10.75)	(.08)	-	(.08)	33.47	(24.27)	3,195.40			.40		.30
12/31/01		73.51	.18		(11.99)		(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)	5,207.38			.38		.34
Class 2
6/30/06 (5)		58.98	.27		1.15		1.42	(.08)	(.38)	(.46)	59.94	2.44	20,386.59		(6)	.56	(6)	.88	(6)
12/31/05		51.10	.34		7.92		8.26	(.38)	-	(.38)	58.98	16.19	18,343.60			.57		.64
12/31/04		45.50	.23		5.45		5.68	(.08)	-	(.08)	51.10	12.50	12,055.61			.61		.50
12/31/03		33.29	.06		12.19		12.25	(.04)	-	(.04)	45.50	36.80	7,107.64			.64		.16
12/31/02		44.09	.03		(10.82)		(10.79)	(.01)	-	(.01)	33.29	(24.46)	3,009.65			.65		.07
12/31/01		73.28	.04		(11.94)		(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)	2,937.63			.63		.07
Class 3
6/30/06 (5)		59.34	.28		1.17		1.45	(.08)	(.38)	(.46)	60.33	2.48	462.52		(6)	.49	(6)	.94	(6)
12/31/05		51.38	.37		7.98		8.35	(.39)	-	(.39)	59.34	16.28	499.53			.50		.69
12/31/04 (8)		47.74	.24		3.50		3.74	(.10)	-	(.10)	51.38	7.85	516.54		(6)	.53	(6)	.54	(6)
International Fund
Class 1
6/30/06 (5)		$18.96	$.25		$ .88		$ 1.13	$ (.05)	$ (.19)	$ (.24)	$19.85	6.01%	$ 1,578.55		%(6)	.50	%(6)	2.47	%(6)
12/31/05		15.82	.32		3.11		3.43	(.29)	-	(.29)	18.96	21.75	1,599.57			.52		1.92
12/31/04		13.41	.22		2.41		2.63	(.22)	-	(.22)	15.82	19.66	1,495.60			.59		1.54
12/31/03		10.07	.15		3.38		3.53	(.19)	-	(.19)	13.41	35.12	1,431.63			.63		1.40
12/31/02		12.02	.15		(1.90)		(1.75)	(.20)	-	(.20)	10.07	(14.58)	1,236.63			.63		1.35
12/31/01		20.59	.22		(3.79)		(3.57)	(.20)	(4.80)	(5.00)	12.02	(19.73)	1,772.61			.61		1.41
Class 2
6/30/06 (5)		18.92	.23		.86		1.09	(.04)	(.19)	(.23)	19.78	5.83	5,885.80		(6)	.75	(6)	2.29	(6)
12/31/05		15.79	.28		3.11		3.39	(.26)	-	(.26)	18.92	21.50	4,790.82			.77		1.64
12/31/04		13.39	.18		2.41		2.59	(.19)	-	(.19)	15.79	19.32	2,752.84			.83		1.27
12/31/03		10.05	.12		3.37		3.49	(.15)	-	(.15)	13.39	34.85	1,385.88			.88		1.08
12/31/02		11.97	.12		(1.89)		(1.77)	(.15)	-	(.15)	10.05	(14.84)	636.88			.88		1.05
12/31/01		20.54	.15		(3.76)		(3.61)	(.16)	(4.80)	(4.96)	11.97	(19.89)	628.86			.86		1.04
Class 3
6/30/06 (5)		18.96	.23		.87		1.10	(.04)	(.19)	(.23)	19.83	5.87	113.73		(6)	.68	(6)	2.30	(6)
12/31/05		15.82	.29		3.11		3.40	(.26)	-	(.26)	18.96	21.54	116.75			.70		1.74
12/31/04 (8)		13.76	.20		2.05		2.25	(.19)	-	(.19)	15.82	16.45	115.77		(6)	.77	(6)	1.45	(6)
New World Fund
Class 1
6/30/06 (5)		$16.67	$.22		$ 1.26		$ 1.48	$ (.32)	$ (.15)	$ (.47)	$17.68	8.97%	$ 97.89		%(6)	.81	%(6)	2.42	%(6)
12/31/05		13.96	.33		2.58		2.91	(.20)	-	(.20)	16.67	21.10	88.92			.85		2.22
12/31/04		11.99	.23		2.01		2.24	(.27)	-	(.27)	13.96	19.07	63.93			.92		1.81
12/31/03		8.76	.21		3.21		3.42	(.19)	-	(.19)	11.99	39.56	47.92			.92		2.15
12/31/02		9.44	.20		(.70)		(.50)	(.18)	-	(.18)	8.76	(5.45)	35.91			.91		2.14
12/31/01		9.85	.24		(.63)		(.39)	(.02)	-	(.02)	9.44	(3.99)	37.91			.91		2.54
Class 2
6/30/06 (5)		16.56	.20		1.26		1.46	(.29)	(.15)	(.44)	17.58	8.92	861	1.14	(6)	1.06	(6)	2.20	(6)
12/31/05		13.89	.29		2.56		2.85	(.18)	-	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04		11.94	.19		2.01		2.20	(.25)	-	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03		8.73	.19		3.19		3.38	(.17)	-	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02		9.41	.18		(.70)		(.52)	(.16)	-	(.16)	8.73	(5.66)	124	1.16		1.16		1.89
12/31/01		9.84	.21		(.62)		(.41)	(.02)	-	(.02)	9.41	(4.19)	116	1.16		1.16		2.25
Blue Chip Income and Growth Fund (4)
Class 1
6/30/06 (5)		$10.91	$.10		$ .40		$ .50	$ (.16)	$ (.61)	$ (.77)	$10.64	4.65%	$ 140.44		%(6)	.39	%(6)	1.72	%(6)
12/31/05		10.26	.18		.59		.77	(.12)	-	(.12)	10.91	7.57	135.45			.41		1.73
12/31/04		9.41	.15		.78		.93	(.08)	-	(.08)	10.26	9.94	129.46			.46		1.60
12/31/03		7.17	.13		2.11		2.24	-	-	-	9.41	31.24	107.52			.50		1.67
12/31/02		9.43	.16		(2.32)		(2.16)	(.10)	-	(.10)	7.17	(22.93)	54.52			.52		1.89
12/31/01		10.00	.09		(.61)		(.52)	(.05)	-	(.05)	9.43	(5.23)	49.25			.25		.93
Class 2
6/30/06 (5)		10.83	.08		.40		.48	(.13)	(.61)	(.74)	10.57	4.56	3,324.69		(6)	.64	(6)	1.46	(6)
12/31/05		10.20	.15		.58		.73	(.10)	-	(.10)	10.83	7.24	3,029.70			.66		1.48
12/31/04		9.36	.13		.78		.91	(.07)	-	(.07)	10.20	9.74	2,349.71			.70		1.37
12/31/03		7.16	.11		2.09		2.20	-	-	-	9.36	30.73	1,490.76			.74		1.41
12/31/02		9.41	.14		(2.30)		(2.16)	(.09)	-	(.09)	7.16	(23.07)	426.77			.77		1.76
12/31/01		10.00	.08		(.63)		(.55)	(.04)	-	(.04)	9.41	(5.38)	111.37			.37		.82
Global Growth and Income Fund (9)
Class 1
6/30/06 (5)		$10.00	$.05		$ (.44)		$ (.39)	$ -	$ -	$ -	$9.61	(3.90)%	$ 13.12%			.11%		.53%
Class 2
6/30/06 (5)		10.00	.04		(.44)		(.40)	-	-	-	9.60	(4.00)	90.16			.15		.43
Growth-Income Fund
Class 1
6/30/06 (5)		$38.31	$.38		$ 1.16		$ 1.54	$ (.12)	$ (.96)	$ (1.08)	$38.77	4.09%	$ 3,660.29		%(6)	.26	%(6)	1.93	%(6)
12/31/05		36.81	.62		1.61		2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825.29			.27		1.68
12/31/04		33.61	.48		3.09		3.57	(.37)	-	(.37)	36.81	10.66	4,213.31			.30		1.39
12/31/03		25.63	.42		7.96		8.38	(.40)	-	(.40)	33.61	32.76	4,402.34			.34		1.45
12/31/02		31.70	.41		(6.16)		(5.75)	(.32)	-	(.32)	25.63	(18.15)	3,741.35			.35		1.43
12/31/01		35.23	.51		.49		1.00	(.73)	(3.80)	(4.53)	31.70	2.78	5,428.35			.35		1.53
Class 2
6/30/06 (5)		38.12	.33		1.16		1.49	(.11)	(.96)	(1.07)	38.54	3.96	19,431.54		(6)	.51	(6)	1.68	(6)
12/31/05		36.64	.53		1.60		2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54			.52		1.44
12/31/04		33.48	.41		3.06		3.47	(.31)	-	(.31)	36.64	10.37	13,105.56			.55		1.19
12/31/03		25.52	.34		7.92		8.26	(.30)	-	(.30)	33.48	32.43	7,824.59			.59		1.18
12/31/02		31.58	.35		(6.14)		(5.79)	(.27)	-	(.27)	25.52	(18.34)	3,632.60			.60		1.22
12/31/01		35.13	.41		.52		.93	(.68)	(3.80)	(4.48)	31.58	2.56	3,187.60			.60		1.25
Class 3
6/30/06 (5)		38.31	.34		1.16		1.50	(.11)	(.96)	(1.07)	38.74	4.00	447.47		(6)	.44	(6)	1.74	(6)
12/31/05		36.80	.56		1.61		2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47			.45		1.50
12/31/04 (8)		34.64	.41		2.07		2.48	(.32)	-	(.32)	36.80	7.18	537.49		(6)	.48	(6)	1.24	(6)
Asset Allocation Fund
Class 1
6/30/06 (5)		$16.56	$.23		$ .69		$ .92	$ (.07)	$ (.23)	$ (.30)	$17.18	5.60%	$ 903.34		%(6)	.31	%(6)	2.66	%(6)
12/31/05		15.49	.41		1.05		1.46	(.39)	-	(.39)	16.56	9.45	879.35			.32		2.57
12/31/04		14.58	.39		.84		1.23	(.32)	-	(.32)	15.49	8.50	899.38			.37		2.64
12/31/03		12.23	.41		2.29		2.70	(.35)	-	(.35)	14.58	22.14	911.42			.42		3.12
12/31/02		14.30	.45		(2.19)		(1.74)	(.33)	-	(.33)	12.23	(12.19)	797.45			.45		3.31
12/31/01		15.71	.49		(.37)		.12	(.59)	(.94)	(1.53)	14.30	.77	1,012.45			.45		3.30
Class 2
6/30/06 (5)		16.47	.21		.68		.89	(.06)	(.23)	(.29)	17.07	5.46	5,519.59		(6)	.56	(6)	2.41	(6)
12/31/05		15.42	.37		1.04		1.41	(.36)	-	(.36)	16.47	9.14	5,120.60			.57		2.31
12/31/04		14.51	.36		.84		1.20	(.29)	-	(.29)	15.42	8.34	3,797.62			.62		2.42
12/31/03		12.18	.37		2.27		2.64	(.31)	-	(.31)	14.51	21.74	2,314.67			.67		2.81
12/31/02		14.25	.42		(2.18)		(1.76)	(.31)	-	(.31)	12.18	(12.38)	1,056.70			.70		3.11
12/31/01		15.67	.45		(.36)		.09	(.57)	(.94)	(1.51)	14.25	.52	730.70			.70		3.03
Class 3
6/30/06 (5)		16.56	.21		.68		.89	(.06)	(.23)	(.29)	17.16	5.44	76.52		(6)	.49	(6)	2.48	(6)
12/31/05		15.49	.38		1.05		1.43	(.36)	-	(.36)	16.56	9.26	76.53			.50		2.39
12/31/04 (8)		14.85	.36		.58		.94	(.30)	-	(.30)	15.49	6.38	81.55		(6)	.55	(6)	2.50	(6)
Bond Fund
Class 1
6/30/06 (5)		$11.31	$.31		$ (.15)		$ .16	$ (.47)	$ -	$ (.47)	$11.00	1.41%	$ 188.43		%(6)	.39	%(6)	5.48	%(6)
12/31/05		11.57	.60		(.40)		.20	(.46)	-	(.46)	11.31	1.77	182.44			.40		5.30
12/31/04		11.34	.56		.10		.66	(.43)	-	(.43)	11.57	6.04	195.45			.44		4.94
12/31/03		10.41	.57		.78		1.35	(.42)	-	(.42)	11.34	13.07	213.47			.47		5.19
12/31/02		10.44	.67		(.24)		.43	(.46)	-	(.46)	10.41	4.26	218.49			.49		6.60
12/31/01		10.18	.77		.08		.85	(.59)	-	(.59)	10.44	8.48	194.49			.49		7.38
Class 2
6/30/06 (5)		11.22	.29		(.15)		.14	(.45)	-	(.45)	10.91	1.23	2,736.68		(6)	.64	(6)	5.23	(6)
12/31/05		11.48	.57		(.39)		.18	(.44)	-	(.44)	11.22	1.59	2,312.69			.65		5.06
12/31/04		11.27	.53		.09		.62	(.41)	-	(.41)	11.48	5.72	1,759.70			.69		4.68
12/31/03		10.36	.53		.78		1.31	(.40)	-	(.40)	11.27	12.80	1,280.72			.72		4.88
12/31/02		10.40	.64		(.24)		.40	(.44)	-	(.44)	10.36	4.05	697.74			.74		6.34
12/31/01		10.16	.73		.08		.81	(.57)	-	(.57)	10.40	8.15	349.74			.74		7.06
High-Income Bond Fund
Class 1
6/30/06 (5)		$12.41	$.46		$ (.05)		$ .41	$ (.80)	$ -	$ (.80)	$12.02	3.32%	$ 289.50		%(6)	.45	%(6)	7.32	%(6)
12/31/05		12.89	.85		(.55)		.30	(.78)	-	(.78)	12.41	2.46	309.50			.46		6.76
12/31/04		12.54	.84		.32		1.16	(.81)	-	(.81)	12.89	9.83	364.50			.50		6.74
12/31/03		10.44	.90		2.12		3.02	(.92)	-	(.92)	12.54	29.79	411.51			.51		7.74
12/31/02		11.78	1.01		(1.25)		(.24)	(1.10)	-	(1.10)	10.44	(1.51)	335.52			.52		9.55
12/31/01		12.25	1.17		(.23)		.94	(1.41)	-	(1.41)	11.78	8.02	403.51			.51		9.60
Class 2
6/30/06 (5)		12.32	.44		(.04)		.40	(.78)	-	(.78)	11.94	3.24	680.75		(6)	.70	(6)	7.08	(6)
12/31/05		12.81	.81		(.55)		.26	(.75)	-	(.75)	12.32	2.20	590.75			.71		6.55
12/31/04		12.47	.81		.32		1.13	(.79)	-	(.79)	12.81	9.59	444.75			.74		6.48
12/31/03		10.39	.86		2.12		2.98	(.90)	-	(.90)	12.47	29.51	319.76			.76		7.41
12/31/02		11.74	.97		(1.25)		(.28)	(1.07)	-	(1.07)	10.39	(1.83)	183.77			.77		9.28
12/31/01		12.22	1.13		(.23)		.90	(1.38)	-	(1.38)	11.74	7.73	156.76			.76		9.37
Class 3
6/30/06 (5)		12.39	.45		(.05)		.40	(.77)	-	(.77)	12.02	3.27	34.68		(6)	.63	(6)	7.14	(6)
12/31/05		12.87	.82		(.55)		.27	(.75)	-	(.75)	12.39	2.25	37.68			.64		6.58
12/31/04 (8)		12.79	.78		.11		.89	(.81)	-	(.81)	12.87	7.52	46.68		(6)	.68	(6)	6.57	(6)
U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/06 (5)		$11.91	$.27		$ (.35)		$ (.08)	$ (.49)	$ -	$ (.49)	$11.34	(.69)%	$ 225.47		%(6)	.43	%(6)	4.53	%(6)
12/31/05		12.07	.48		(.16)		.32	(.48)	-	(.48)	11.91	2.70	252.47			.43		3.99
12/31/04		12.24	.45		(.03)		.42	(.59)	-	(.59)	12.07	3.58	286.47			.46		3.68
12/31/03		12.37	.46		(.15)		.31	(.44)	-	(.44)	12.24	2.51	373.46			.46		3.71
12/31/02		11.87	.54		.55		1.09	(.59)	-	(.59)	12.37	9.45	517.47			.47		4.45
12/31/01		11.73	.66		.17		.83	(.69)	-	(.69)	11.87	7.24	386.47			.47		5.58
Class 2
6/30/06 (5)		11.83	.25		(.34)		(.09)	(.46)	-	(.46)	11.28	(.74)	363.72		(6)	.67	(6)	4.29	(6)
12/31/05		12.00	.45		(.16)		.29	(.46)	-	(.46)	11.83	2.41	341.72			.68		3.75
12/31/04		12.17	.41		(.03)		.38	(.55)	-	(.55)	12.00	3.30	285.72			.71		3.42
12/31/03		12.31	.42		(.14)		.28	(.42)	-	(.42)	12.17	2.28	273.71			.71		3.43
12/31/02		11.83	.50		.55		1.05	(.57)	-	(.57)	12.31	9.15	288.72			.72		4.14
12/31/01		11.70	.62		.18		.80	(.67)	-	(.67)	11.83	7.02	137.72			.72		5.27
Class 3
6/30/06 (5)		11.89	.25		(.34)		(.09)	(.46)	-	(.46)	11.34	(.75)	32.65		(6)	.61	(6)	4.34	(6)
12/31/05		12.05	.46		(.16)		.30	(.46)	-	(.46)	11.89	2.50	39.65			.61		3.81
12/31/04 (8)		12.34	.41		(.11)		.30	(.59)	-	(.59)	12.05	2.58	43.65		(6)	.65	(6)	3.51	(6)
Cash Management Fund
Class 1
6/30/06 (5)		$11.31	$.25		$ -	(7)	$ .25	$ (.23)	$ -	$ (.23)	$11.33	2.20%	$ 94.33		%(6)	.30	%(6)	4.39	%(6)
12/31/05		11.09	.33		-	(7)	.33	(.11)	-	(.11)	11.31	2.97	75.33			.30		2.91
12/31/04		11.07	.11		-	(7)	.11	(.09)	-	(.09)	11.09	.96	78.37			.36		.96
12/31/03		11.17	.07		-	(7)	.07	(.17)	-	(.17)	11.07	.67	103.47			.47		.68
12/31/02		11.41	.14		-	(7)	.14	(.38)	-	(.38)	11.17	1.24	203.46			.46		1.25
12/31/01		11.65	.41		.01		.42	(.66)	-	(.66)	11.41	3.66	218.46			.46		3.52
Class 2
6/30/06 (5)		11.26	.24		-	(7)	.24	(.21)	-	(.21)	11.29	2.14	241.58		(6)	.55	(6)	4.16	(6)
12/31/05		11.05	.30		-	(7)	.30	(.09)	-	(.09)	11.26	2.68	153.58			.55		2.71
12/31/04		11.03	.08		-	(7)	.08	(.06)	-	(.06)	11.05	.70	110.61			.61		.76
12/31/03		11.12	.05		-	(7)	.05	(.14)	-	(.14)	11.03	.47	99.72			.72		.42
12/31/02		11.37	.11		-	(7)	.11	(.36)	-	(.36)	11.12	1.00	133.71			.71		1.00
12/31/01		11.62	.34		.05		.39	(.64)	-	(.64)	11.37	3.43	127.71			.71		2.99
Class 3
6/30/06 (5)		11.29	.24		-	(7)	.24	(.21)	-	(.21)	11.32	2.12	20.51		(6)	.48	(6)	4.21	(6)
12/31/05		11.07	.30		-	(7)	.30	(.08)	-	(.08)	11.29	2.74	16.51			.48		2.70
12/31/04 (8)		11.07	.09		-	(7)	.09	(.09)	-	(.09)	11.07	.78	20.54		(6)	.54	(6)	.80	(6)

Portfolio turnover rate for all classes of shares
	Six months ended June 30, 2006(5)	Year Ended December 31
		2005	2004	2003	2002	2001
Global Discovery Fund (4)	20%	53%	28%	30%	25%	4%
Global Growth Fund	17	26	24	27	30	38
Global Small Capitalization Fund	28	47	49	51	66	65
Growth Fund	23	29	30	34	34	31
International Fund	19	40	37	40	30	40
New World Fund	20	26	18	19	22	31
Blue Chip Income and Growth Fund (4)	13	33	13	12	8	12
Global Growth and Income Fund (9)	-	-	-	-	-	-
Growth-Income Fund	15	20	21	21	26	34
Asset Allocation Fund	21	23	20	20	25	32
Bond Fund	29	46	34	20	29	59
High-Income Bond Fund	18	35	38	48	45	42
U.S. Government/AAA-Rated Securities Fund	45	86	68	63	53	84
Cash Management Fund	-	-	-	-	-	-

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4) Commenced operations July 5, 2001.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) From January 16, 2004, when Class 3 shares were first issued.
(9) Commenced operations May 1, 2006.

See Notes to Financial Statements

Expense example            unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 -- actual return	$1,000.00	$1,025.73	$2.86	.57%
Class 1 -- assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 -- actual return	1,000.00	1,024.95	4.12	.82
Class 2 -- assumed 5% return	1,000.00	1,020.73	4.11	.82
Global Growth Fund
Class 1 -- actual return	$1,000.00	$1,063.06	$2.76	.54%
Class 1 -- assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 -- actual return	1,000.00	1,061.57	4.04	.79
Class 2 -- assumed 5% return	1,000.00	1,020.88	3.96	.79
Global Small Capitalization Fund
Class 1 -- actual return	$1,000.00	$1,094.50	$3.64	.70%
Class 1 -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 -- actual return	1,000.00	1,093.52	4.93	.95
Class 2 -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Growth Fund
Class 1 -- actual return	$1,000.00	$1,025.61	$1.56	.31%
Class 1 -- assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 -- actual return	1,000.00	1,024.37	2.81	.56
Class 2 -- assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 -- actual return	1,000.00	1,024.77	2.46	.49
Class 3 -- assumed 5% return	1,000.00	1,022.36	2.46	.49
International Fund
Class 1 -- actual return	$1,000.00	$1,060.13	$2.55	.50%
Class 1 -- assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 -- actual return	1,000.00	1,058.33	3.83	.75
Class 2 -- assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 3 -- actual return	1,000.00	1,058.74	3.47	.68
Class 3 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
New World Fund
Class 1 -- actual return	$1,000.00	$1,089.69	$4.20	.81%
Class 1 -- assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 2 -- actual return	1,000.00	1,089.24	5.49	1.06
Class 2 -- assumed 5% return	1,000.00	1,019.54	5.31	1.06
Blue Chip Income and Growth Fund
Class 1 -- actual return	$1,000.00	$1,046.45	$1.98	.39%
Class 1 -- assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 -- actual return	1,000.00	1,045.57	3.25	.64
Class 2 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Global Growth and Income Fund†
Class 1 -- actual return	$1,000.00	$961.00	$1.05	.65%
Class 1 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 2 -- actual return	1,000.00	960.00	1.45	.90
Class 2 -- assumed 5% return	1,000.00	1,020.33	4.51	.90
Growth-Income Fund
Class 1 -- actual return	$1,000.00	$1,040.86	$1.32	.26%
Class 1 -- assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 2 -- actual return	1,000.00	1,039.62	2.58	.51
Class 2 -- assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 3 -- actual return	1,000.00	1,039.98	2.23	.44
Class 3 -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Asset Allocation Fund
Class 1 -- actual return	$1,000.00	$1,055.97	$1.58	.31%
Class 1 -- assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 -- actual return	1,000.00	1,054.62	2.85	.56
Class 2 -- assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 -- actual return	1,000.00	1,054.43	2.50	.49
Class 3 -- assumed 5% return	1,000.00	1,022.36	2.46	.49
Bond Fund
Class 1 -- actual return	$1,000.00	$1,014.08	$1.95	.39%
Class 1 -- assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 -- actual return	1,000.00	1,012.33	3.19	.64
Class 2 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
High-Income Bond Fund
Class 1 -- actual return	$1,000.00	$1,033.23	$2.27	.45%
Class 1 -- assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 -- actual return	1,000.00	1032.38	3.53	.70
Class 2 -- assumed 5% return	1,000.00	1021.32	3.51	.70
Class 3 -- actual return	1,000.00	1,032.67	3.18	.63
Class 3 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
U.S. Government/AAA-Rated Securities Fund
Class 1 -- actual return	$1,000.00	$993.10	$2.12	.43%
Class 1 -- assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 2 -- actual return	1,000.00	992.63	3.31	.67
Class 2 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 3 -- actual return	1,000.00	992.50	3.01	.61
Class 3 -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Cash Management Fund
Class 1 -- actual return	$1,000.00	$1,021.95	$1.50	.30%
Class 1 -- assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 -- actual return	1,000.00	1,021.44	2.76	.55
Class 2 -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 -- actual return	1,000.00	1,021.19	2.41	.48
Class 3 -- assumed 5% return	1,000.00	1,022.41	2.41	.48

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

† The annualized expense ratio and the information in the first line of each share class are based on operations for the period May 1, 2006 (when the fund commenced operations), through June 30, 2006, and, accordingly, are not representative of a full period.

Approval of Investment Advisory and Service Agreement

The series’ board members have approved the Investment Advisory and Service Agreement (the “agreement”) in respect of Growth Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund of the series (collectively, the “funds”) with Capital Research and Management Company (“CRMC”) for an additional six-month term through December 31, 2006. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is comprised of all of the series’ independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on each of the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the funds.
In addition, the committee requests and reviews supplementary information that includes extensive materials regarding each fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the funds.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with independent counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board also considered the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the series. The board and the committee also considered the nature, extent, quality, and cost of administrative, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They also considered information regarding the selection of indexes and funds comparable to each fund that was used to evaluate relative investment results.

Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth Funds Index (the Lipper category that includes the fund), (ii) the Lipper Capital Appreciation Funds Index, (iii) a comparison group of other funds in the Lipper Growth Funds Index and (iv) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to both Lipper indexes, the S&P 500 index and the median of the comparison group. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than all three indexes.

Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Growth and Income Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and one- and three-year periods ending April 30, 2006, and noted that the fund’s investment results were superior to both indexes over each period. The board and the committee also noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were superior to the S&P 500 index, though lower than the Lipper index.

Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Growth and Income Funds Index and (iiii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to the S&P 500 index over each of the periods and superior to the Lipper index over the five- and 10-year periods, although lower than the Lipper index over the four-month and three-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than both indexes.

Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Balanced Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Balanced Funds Index and (iii) the Citigroup Broad Investment-Grade (BIG) Bond Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to both indexes over each period and superior to the median of the comparison group over each period other than the 10-year period. The board and the committee further noted that over the lifetime of the fund since August 1, 1989, the fund’s investment results were significantly higher than both indexes.

Bond Fund seeks to maximize current income and preserve your capital by investing primarily in bonds. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper BBB-Rated Fund Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper BBB-Rated Fund Index and (iii) the Citigroup Broad Investment-Grade (BIG) Bond Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were significantly superior to both indexes over each period, superior to the median of the comparison group over the four-month period and comparable to the median of the comparison group over the five- and 10-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper High Current Yield Bond Fund Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper High Current Yield Bond Fund Index and (iii) the Credit Suisse High Yield Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were higher than the Lipper index and the median of the comparison group, and comparable to the Credit Suisse index over each period.

4. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expenses of the funds (each as a percentage of average net assets) with the median fee and expense levels of all other funds in the applicable Lipper index as of December 31, 2005.

The board and the committee observed that the funds’ advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all funds in each fund’s comparison group, and in each case below the median. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

In addition, the board approved an additional advisory fee breakpoint (the “additional breakpoint”) in respect of Global Small Capitalization Fund of the series. The board approved the additional breakpoint following the recommendation of the committee. The board and the committee last approved additional advisory fee breakpoints for the fund in 2004. CRMC reported that the fund’s assets had exceeded the final fee breakpoint of 0.67% on net assets in excess of $2 billion. Based on the current rate of asset growth in the fund, CRMC recommended adoption of an additional advisory fee breakpoint of 0.65% on assets over $3 billion. The board and the committee reviewed comparable advisory fee data and discussed the amount of the proposed breakpoint as a reflection of economies of scale in managing the fund at its larger asset size. The board and the committee also discussed the benefits to shareholders of reducing the overall advisory fee rate for the fund. Based on their review and discussion, the board and the committee concluded that the additional breakpoint was appropriate and reasonable, and that approval of the additional breakpoint was in the best interests of the fund and its shareholders.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

The board and the committee also considered indirect benefits that the adviser might be deemed to have received, such as access to research of brokers who execute portfolio transactions for the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee noted that its members had also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s need to invest in technology, infrastructure, and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered the impact of each fund’s asset growth on advisory fee levels, noting that total fees paid to the adviser increase as assets increase, and then considered the extent to which such fees are reduced through breakpoint discounts in each fund’s advisory fee structure and the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded, with respect to each fund, that the agreement is fair and reasonable to each fund and its shareholders, that each fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund, and that approval of the agreement was in the best interests of each fund and its shareholders. The board and the committee concluded that each of the factors discussed above supported such approval.

Board of trustees

“Non-interested” trustees

	Year first
	elected
	a trustee
Name and age	of the series[1]	Principal occupation(s) during past five years

Lee A. Ault III, 70	1999	Chairman of the Board, In-Q-Tel, Inc. (an independent
Chairman of the Board		technology venture company funded principally by the
(Independent and		Central Intelligence Agency); former Chairman of the
Non-Executive)		Board, President and CEO, Telecredit, Inc.

H. Frederick Christie, 73	1994	Private investor; former President and CEO,
		The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Joe E. Davis, 72	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.

Martin Fenton, 71	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 60	1999	President and CEO, Fuller Consulting (financial management consulting firm)

Mary Myers Kauppila, 52	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

Kirk P. Pendleton, 66	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Non-interested” trustees

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Lee A. Ault III, 70	1	Anworth Mortgage Asset Corporation;
Chairman of the Board		Office Depot, Inc.
(Independent and
Non-Executive)

H. Frederick Christie, 73	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 72	1	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 71	16	None

Leonard R. Fuller, 60	14	None

Mary Myers Kauppila, 52	5	None

Kirk P. Pendleton, 66	6	None

“Interested” trustees[4]

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with series	the series[1]	underwriter of the series

James K. Dunton, 68	1993	Senior Vice President and Director, Capital
Vice Chairman of the Board		Research and Management Company

Donald D. O’Neal, 46	1998	Senior Vice President, Capital Research and
President		Management Company

“Interested” trustees[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with series	trustee	Other directorships[3] held by trustee

James K. Dunton, 68	2	None
Vice Chairman of the Board

Donald D. O’Neal, 46	3	None
President

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with series	of the series[1]	the principal underwriter of the series

Alan N. Berro, 45	1998	Vice President, Capital Research and Management
Senior Vice President		Company; Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51	1991	Vice President and Secretary, Capital Research and
Senior Vice President		Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Abner D. Goldstine, 76	1993	Senior Vice President and Director, Capital Research
Senior Vice President		and Management Company

John H. Smet, 49	1994	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 54	1994	Senior Vice President, Capital Research and
Vice President		Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 43	1997	Senior Vice President, Capital Research and
Vice President		Management Company; Chairman of the Board, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 44	1999	Senior Vice President, Capital Research Company[5]
Vice President

Chad L. Norton, 46	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

David A. Pritchett, 40	1999	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 42	2003	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Karl C. Grauman, 38	2006	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Sheryl F. Johnson, 38	1997	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1 Trustees and officers of the series serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
5 Company affiliated with Capital Research and Management Company.

[logo - American Funds®]

The right choice for the long term®

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2804

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete June 30, 2006, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2006, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds           Capital Research and Management             Capital International                Capital Guardian                   Capital Bank and Trust

Lit. No. INGESR-995-0806P

Litho in USA RCG/L/6311-S7178

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 82.13%	Shares	Market value (000)

SOFTWARE & SERVICES — 10.07%
Google Inc., Class A1	6,500	$2,725
eBay Inc.[1]	70,000	2,050
Microsoft Corp.	73,300	1,708
NHN Corp.[1]	4,500	1,566
Affiliated Computer Services, Inc., Class A1	30,300	1,564
NAVTEQ Corp.[1]	26,000	1,162
Yahoo! Inc.[1]	31,000	1,023
Intuit Inc.[1]	16,000	966
Oracle Corp.[1]	61,000	884
		13,648

BANKS — 8.84%
UniCredito Italiano SpA (Germany)	200,000	1,559
UniCredito Italiano SpA (Italy)	10,000	78
Erste Bank der oesterreichischen Sparkassen AG	25,000	1,405
BNP Paribas	11,110	1,063
Royal Bank of Scotland Group PLC	31,523	1,035
Banco Bradesco SA, preferred nominative	30,000	939
Banco Bilbao Vizcaya Argentaria, SA	45,600	937
Mitsui Trust Holdings, Inc.	77,000	925
SinoPac Financial Holdings Co. Ltd.[1]	1,710,000	865
Grupo Financiero Banorte, SA de CV	280,000	652
Mizuho Financial Group, Inc.	75	635
Siam City Bank PCL	1,045,000	513
DEPFA BANK PLC	27,000	447
Banco Santander Central Hispano, SA	29,558	431
City National Corp.	4,200	273
Malayan Banking Bhd.	76,500	223
		11,980

HEALTH CARE EQUIPMENT & SERVICES — 7.94%
Medtronic, Inc.	27,500	1,290
Smith & Nephew PLC	167,700	1,290
Psychiatric Solutions, Inc.[1]	40,000	1,147
Advanced Medical Optics, Inc.[1]	20,500	1,039
Zimmer Holdings, Inc.[1]	18,000	1,021
Caremark Rx, Inc.	20,000	997
Medco Health Solutions, Inc.[1]	16,000	917
Kyphon Inc.[1]	21,000	806
St. Jude Medical, Inc.[1]	24,000	778
Apria Healthcare Group Inc.[1]	40,000	756
Express Scripts, Inc.[1]	10,000	717
		10,758

MEDIA — 6.17%
Alma Media Corp.	120,000	1,127
XM Satellite Radio Holdings Inc., Class A1	70,000	1,025
Walt Disney Co.	33,000	990
Vivendi Universal	27,000	945
Time Warner Inc.	50,000	865
Grupo Televisa, SA, ordinary participation certificates (ADR)	44,000	850
E.W. Scripps Co., Class A	16,500	712
Liberty Media Holding Corp., Liberty Capital, Series A1	8,200	687
Next Media Ltd.	1,157,000	644
Discovery Holding Co.[1]	35,000	512
		8,357

RETAILING — 5.70%
Lowe’s Companies, Inc.	28,500	1,729
Stockmann OYJ ABP, Class B	40,000	1,622
Target Corp.	32,500	1,588
Industria de Diseno Textil, SA	19,200	809
Liberty Media Holding Corp., Liberty Interactive, Series A1	41,000	708
Amazon.com, Inc.[1]	17,000	658
Takashimaya Co., Ltd.	46,000	577
SA D’Ieteren NV	100	32
		7,723

TECHNOLOGY HARDWARE & EQUIPMENT — 5.17%
Cisco Systems, Inc.[1]	120,000	2,344
Seagate Technology[1]	95,000	2,151
Nokia Corp.	44,000	897
Nidec Corp.	11,000	788
Acer Inc.	252,000	444
Wintek Corp.	421,368	385
		7,009

TELECOMMUNICATION SERVICES — 5.01%
Millicom International Cellular SA1	40,000	1,817
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	1,574,000	1,249
América Móvil SA de CV, Series L (ADR)	33,000	1,098
Koninklijke KPN N.V.	80,000	898
Vodafone Group PLC	297,000	632
Mobile Telesystems OJSC (ADR)	20,000	589
LG Telecom Ltd.[1]	38,855	508
		6,791

PHARMACEUTICAL, BIOTECHNOLOGY & LIFE SCIENCES — 4.47%
Roche Holding AG	12,000	1,980
QIAGEN NV1	100,242	1,351
Forest Laboratories, Inc.[1]	24,000	929
Bristol-Myers Squibb Co.	35,000	905
Millennium Pharmaceuticals, Inc.[1]	90,000	897
		6,062

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.40%
Hynix Semiconductor Inc.[1]	55,000	1,783
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	77,249	709
Taiwan Semiconductor Manufacturing Co. Ltd.	139,915	253
Maxim Integrated Products, Inc.	27,000	867
Novellus Systems, Inc.[1]	35,000	864
Texas Instruments Inc.	27,000	818
Siliconware Precision Industries Co., Ltd.	540,000	665
		5,959

UTILITIES — 4.13%
Xinao Gas Holdings Ltd.	2,610,000	2,487
Veolia Environnement	34,700	1,792
Hong Kong and China Gas Co. Ltd.	600,000	1,317
		5,596

MATERIALS — 2.98%
Bayer AG	60,000	2,755
Nitto Denko Corp.	18,000	1,282
		4,037

TRANSPORTATION — 2.73%
Nippon Express Co., Ltd.	284,000	1,534
Cintra, Concesiones de Infraestructuras de Transporte, SA	70,000	914
Singapore Post Private Ltd.	1,000,000	682
Qantas Airways Ltd.	147,399	324
Ryanair Holdings PLC (ADR)[1]	3,100	164
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	2,700	86
		3,704

ENERGY — 2.71%
Schlumberger Ltd.	37,600	2,448
Baker Hughes Inc.	15,000	1,228
		3,676

FOOD & STAPLES RETAILING — 2.59%
Walgreen Co.	35,000	1,569
Costco Wholesale Corp.	16,000	914
Koninklijke Ahold NV1	81,000	703
Wal-Mart de México, SA de CV, Series V	118,600	328
		3,514

CONSUMER SERVICES — 2.12%
Shangri-La Asia Ltd.	800,000	1,540
Greek Organization of Football Prognostics SA	18,490	669
OSI Restaurant Partners, Inc.	19,000	657
		2,866

DIVERSIFIED FINANCIALS — 0.66%
Citigroup Inc.	18,500	893

CAPITAL GOODS — 0.64%
Samsung Techwin Co., Ltd.	31,340	861

INSURANCE — 0.59%
American International Group, Inc.	13,500	797

COMMERCIAL SERVICES & SUPPLIES — 0.53%
Rentokil Initial PLC	250,000	720

REAL ESTATE — 0.17%
AEON Mall Co., Ltd.	5,500	231

MISCELLANEOUS — 4.51%
Other common stocks in initial period of acquisition		6,116

Total common stocks (cost: $97,637,000)		111,298

Convertible securities — 0.37%	Principal amount (000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.37%
Lucent Technologies Inc. 8.00% convertible notes 2031	$500	504

Total convertible securities (cost: $513,000)		504

Short-term securities — 17.00%	Shares	Market value (000)

Freddie Mac 5.162% due 8/1/2006	2,400	2,389
Federal Home Loan Bank 4.915%-5.035% due 7/12-7/26/2006	2,000	1,994
Concentrate Manufacturing Co. of Ireland 5.17% due 7/21/2006[2]	1,800	1,795
Ranger Funding Co. LLC 5.03% due 7/12/2006[2]	1,700	1,697
BellSouth Corp. 5.04% due 7/17/2006[2]	1,600	1,596
Variable Funding Capital Corp. 5.23% due 7/24/2006[2]	1,600	1,594
Park Avenue Receivables Co., LLC 5.28% due 7/26/2006[2]	1,500	1,494
Three Pillars Funding, LLC 5.28% due 7/3/2006[2]	1,300	1,299
Tennessee Valley Authority 5.16% due 9/14/2006	1,300	1,287
CAFCO, LLC 5.06% due 7/25/2006[2]	1,200	1,196
Triple-A One Funding Corp. 5.28% due 7/13/2006[2]	1,016	1,014
AT&T Inc. 5.12% due 7/10/2006[2]	1,000	999
Kimberly-Clark Worldwide Inc. 5.22% due 7/24/2006[2]	1,000	997
International Lease Finance Corp. 5.28% due 8/28/2006	1,000	991
FCAR Owner Trust I 5.04% due 7/14/2006	900	898
Clipper Receivables Co., LLC 5.07% due 7/25/2006[2]	900	897
NetJets Inc. 5.20% due 7/27/2006[2]	900	897

Total short-term securities (cost: $23,034,000)		23,034

Total investment securities (cost: $121,184,000)		134,836
Other assets less liabilities		678

Net assets		$135,514

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $15,475,000, which represented 11.42% of the net assets of the fund.

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 82.59%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 14.77%
International Business Machines Corp.	550,000	$42,251
Murata Manufacturing Co., Ltd.	530,000	34,419
Cisco Systems, Inc.[1]	1,646,500	32,156
Samsung Electronics Co., Ltd.	48,440	30,795
Taiwan Semiconductor Manufacturing Co. Ltd.	11,731,127	21,189
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	6,517
Rohm Co., Ltd.	271,800	24,303
Microsoft Corp.	1,037,000	24,162
Nokia Corp.	1,075,000	21,920
Motorola, Inc.	1,050,000	21,157
ASML Holding NV (New York registered)[1]	771,800	15,606
ASML Holding NV1	125,000	2,530
Powerchip Semiconductor Corp.[1]	27,350,000	17,975
Molex Inc.	520,000	17,456
AU Optronics Corp.	11,935,500	16,870
Hon Hai Precision Industry Co., Ltd.	2,682,425	16,592
Oracle Corp.[1]	1,100,000	15,939
Chartered Semiconductor Manufacturing Ltd[1]	18,250,000	15,567
Chi Mei Optoelectronics Corp.	13,443,318	14,947
Applied Materials, Inc.	700,000	11,396
Google Inc., Class A1	25,000	10,483
Xilinx, Inc.	440,000	9,966
Altera Corp.[1]	550,000	9,652
Yahoo! Inc.[1]	275,000	9,075
Citizen Watch Co., Ltd.	1,000,000	9,064
eBay Inc.[1]	300,000	8,787
Nintendo Co., Ltd.	50,000	8,391
Texas Instruments Inc.	250,000	7,572
Tokyo Electron Ltd.	96,100	6,720
Venture Corp. Ltd.	680,000	4,554
Mediatek Incorporation	489,018	4,537
KLA-Tencor Corp.	37,921	1,576
		494,124

FINANCIALS — 13.96%
Société Générale	419,400	61,620
Macquarie Bank Ltd.	856,791	43,907
HSBC Holdings PLC (United Kingdom)	1,967,769	34,582
Mizuho Financial Group, Inc.	3,750	31,761
Allianz AG	192,000	30,299
Mitsubishi UFJ Financial Group, Inc.	2,023	28,291
Commerzbank U.S. Finance, Inc.	677,500	24,617
Kookmin Bank	275,060	22,620
Erste Bank der oesterreichischen Sparkassen AG	352,480	19,814
Sun Hung Kai Properties Ltd.	1,750,000	17,846
Hypo Real Estate Holding AG	285,000	17,292
Shanghai Forte Land Co., Ltd., Class H	34,776,000	14,105
Hana Financial Holdings	296,200	13,928
American International Group, Inc.	225,000	13,286
Westpac Banking Corp.	690,449	11,938
Willis Group Holdings Ltd.	350,000	11,235
ING Groep NV	272,172	10,686
Lloyds TSB Group PLC	1,000,000	9,817
UniCredito Italiano SpA	1,125,000	8,801
Banco Santander Central Hispano, SA	503,914	7,352
Citigroup Inc.	150,000	7,236
Marsh & McLennan Companies, Inc.	250,000	6,722
Bank of Nova Scotia	140,000	5,547
Westfield Group	412,507	5,309
Mitsui Sumitomo Insurance Co., Ltd.	350,000	4,396
Royal Bank of Canada	100,000	4,061
		467,068

CONSUMER DISCRETIONARY — 10.48%
News Corp. Inc., Class A	1,291,757	24,776
News Corp. Inc., Class B	427,507	8,627
Toyota Motor Corp.	435,000	22,775
Kohl’s Corp.[1]	350,000	20,692
Carnival Corp., units	470,000	19,618
Target Corp.	370,000	18,082
Esprit Holdings Ltd.	2,100,500	17,148
Starbucks Corp.[1]	440,000	16,614
Michaels Stores, Inc.	390,000	16,084
Mediaset SpA	1,364,500	16,073
Discovery Holding Co., Class A1	1,080,500	15,808
Time Warner Inc.	900,000	15,570
GOME Electrical Appliances Holding Ltd.	17,430,000	14,700
H & M Hennes & Mauritz AB, Class B	376,000	14,567
Viacom Inc., Class B1	389,500	13,960
Kesa Electricals PLC	2,473,400	13,203
Lowe’s Companies, Inc.	190,000	11,527
Kingfisher PLC	2,349,422	10,349
Limited Brands, Inc.	370,000	9,468
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	8,883
Honda Motor Co., Ltd.	268,800	8,528
Cie. Financière Richemont AG, Class A, units	152,893	6,991
Suzuki Motor Corp.	313,000	6,771
Greek Organization of Football Prognostics SA	169,790	6,139
DSG International PLC	1,691,929	5,969
Swatch Group Ltd, non-registered shares	11,936	2,013
Swatch Group Ltd	35,521	1,238
Univision Communications Inc., Class A1	70,000	2,345
IAC/InterActiveCorp[1]	30,000	795
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	155,973	606
Expedia, Inc.[1]	30,000	449
SET India Ltd.[1,2,3]	6,400	312
		350,680

HEALTH CARE — 8.79%
AstraZeneca PLC (United Kingdom)	443,960	$26,765
AstraZeneca PLC (Sweden)	268,005	16,170
AstraZeneca PLC (ADR)	73,000	4,367
Novo Nordisk A/S, Class B	602,600	38,360
WellPoint, Inc.[1]	436,000	31,728
Roche Holding AG	168,500	27,806
Shionogi & Co., Ltd.	1,163,000	20,737
Rhön-Klinikum AG	427,824	19,038
UCB NV	343,020	18,538
CIGNA Corp.	185,000	18,224
Smith & Nephew PLC	1,630,500	12,543
Chugai Pharmaceutical Co., Ltd.	596,100	12,166
Synthes, Inc.	100,500	12,104
Aetna Inc.	300,000	11,979
Pfizer Inc	500,000	11,735
Sanofi-Aventis	84,000	8,188
Forest Laboratories, Inc.[1]	94,800	3,668
		294,116

ENERGY — 7.10%
Reliance Industries Ltd.	2,350,298	54,305
Royal Dutch Shell PLC, Class B	574,666	20,071
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,757
Canadian Natural Resources, Ltd.	456,000	25,219
Schlumberger Ltd.	380,000	24,742
Norsk Hydro ASA	875,000	23,183
Technip SA	325,000	17,979
ENI SpA	550,000	16,169
Halliburton Co.	140,000	10,389
Baker Hughes Inc.	125,000	10,231
Imperial Oil Ltd.	257,928	9,425
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	100,000	8,931
Noble Corp.	95,000	7,070
		237,471

TELECOMMUNICATION SERVICES — 7.06%
Koninklijke KPN NV	4,875,830	54,756
Telekom Austria AG	2,101,200	46,737
Telefónica, SA	2,534,081	42,153
Vodafone Group PLC (ADR)	500,000	10,650
Vodafone Group PLC	4,550,000	9,685
Qwest Communications International Inc.[1]	2,500,000	20,225
América Móvil SA de CV, Series L (ADR)	585,000	19,457
AT&T Inc.	600,000	16,734
Sprint Nextel Corp., Series 1	601,750	12,029
France Télécom, SA	185,000	3,973
		236,399

CONSUMER STAPLES — 6.39%
Seven & I Holdings Co., Ltd.	1,032,000	34,006
Koninklijke Ahold NV1	3,577,000	31,030
Nestlé SA	83,900	26,307
Avon Products, Inc.	550,800	17,075
PepsiCo, Inc.	197,000	11,828
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	10,148
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,610
METRO AG	200,000	11,325
Groupe Danone	72,500	9,202
Altria Group, Inc.	125,000	9,179
Coca-Cola Co.	200,000	8,604
Anheuser-Busch Companies, Inc.	175,000	7,978
Procter & Gamble Co.	135,000	7,506
Unilever NV	300,000	6,796
Woolworths Ltd.	450,040	6,735
Wal-Mart de México, SA de CV, Series V (ADR)	200,000	5,490
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	4,904
Unilever PLC	190,043	4,268
		213,991

INDUSTRIALS — 5.00%
Tyco International Ltd.	1,465,000	40,288
General Electric Co.	1,125,455	37,095
Deutsche Post AG	705,000	18,879
Macquarie Infrastructure Group	7,326,774	18,284
3M Co.	160,000	12,923
FANUC LTD	126,600	11,375
Asahi Glass Co., Ltd.	826,000	10,476
Bombardier Inc., Class B1	2,500,000	6,967
SMC Corp.	42,000	5,943
Siemens AG	50,000	4,346
MISC Berhad	329,000	690
		167,266

MATERIALS — 3.86%
UPM-Kymmene Corp.	1,090,000	23,465
Ivanhoe Mines Ltd.[1]	2,475,000	16,766
Barrick Gold Corp.	557,174	16,461
Nitto Denko Corp.	196,400	13,991
Akzo Nobel NV	258,000	13,897
Galaxy Entertainment Group Ltd.[1]	13,000,000	12,638
Bayer AG	250,000	11,479
Holcim Ltd.	100,000	7,651
Alcoa Inc.	183,100	5,925
Gold Fields Ltd.	163,100	3,711
L’Air Liquide	8,470	1,648
Weyerhaeuser Co.	25,000	1,556
		129,188

UTILITIES — 2.27%
Veolia Environnement	562,771	29,055
Endesa, SA	405,000	14,069
NTPC Ltd.	4,951,000	11,970
E.ON AG	100,000	11,501
Scottish Power PLC	875,397	9,426
		76,021

MISCELLANEOUS — 2.91%
Other common stocks in initial period of acquisition		97,245

Total common stocks (cost: $2,187,460,000)		2,763,569

	Principal Amount	Market value
Short-term securities — 17.07%	(000)	(000)

Amsterdam Funding Corp. 5.01%-5.15% due 7/14-8/4/2006[2]	$36,200	$36,068
American Honda Finance Corp. 5.00% due 7/24/2006	27,800	27,707
BASF AG 5.03%-5.30% due 8/2-8/21/2006[2]	27,100	26,913
Fannie Mae 5.30% due 9/27/2006	26,200	25,869
Old Line Funding, LLC 5.03%-5.07% due 7/7-7/18/2006[2]	25,100	25,056
Toyota Credit de Puerto Rico Corp. 5.10% due 8/15/2006	25,200	25,034
Abbey National North America LLC 5.00% due 7/21/2006	25,000	24,930
Alcon Capital Corp. 5.05% due 8/3/2006[2]	25,000	24,881
International Lease Finance Corp. 5.04%-5.05% due 8/2-8/3/2006	23,700	23,587
Federal Home Loan Bank 4.95%-4.991% due 7/14-7/28/2006	22,200	22,143
Allied Irish Banks N.A. Inc. 5.325% due 8/28/2006[2]	22,300	22,108
Westpac Banking Corp. 5.155% due 9/7/2006[2]	22,000	21,785
Variable Funding Capital Corp. 5.02% due 7/7/2006[2]	20,000	19,980
Freddie Mac 5.02% due 8/22/2006	18,800	18,654
Shell International Finance BV 4.98% due 8/1/2006	18,600	18,517
CAFCO, LLC 5.04% due 7/14/2006[2]	18,500	18,464
Rabobank USA Financial Corp. 5.08% due 8/2/2006	18,100	18,019
Stadshypotek Delaware Inc. 4.98% due 7/25/2006[2]	17,400	17,340
Concentrate Manufacturing Co. of Ireland 5.02% due 7/11/2006[2]	17,000	16,974
Swedish Export Credit Corp. 5.02% due 7/17/2006	17,000	16,960
Three Pillars Funding, LLC 5.28% due 7/3/2006[2]	15,600	15,593
Toronto-Dominion Holdings USA Inc. 5.06% due 7/24/2006[2]	15,000	14,950
Export Development Corp. 4.98%-5.00% due 7/13-7/24/2006	13,700	13,661
Danske Corp. 5.05% due 7/18/2006[2]	13,400	13,366
International Bank for Reconstruction and Development 5.15% due 8/15/2006	12,200	12,120
Total Capital SA 5.13% due 8/14/2006[2]	12,000	11,923
Spintab AB (Swedmortgage) 5.09%-5.29% due 8/4-8/23/2006	12,000	11,914
ING (U.S.) Funding LLC CP 5.30% due 8/30/2006	10,000	9,910
Barton Capital LLC 5.23%-5.32% due 7/3-8/11/2006[2]	9,800	9,743
Medtronic Inc. 5.10% due 7/19/2006[2]	7,000	6,981

Total short-term securities (cost: $571,129,000)		571,150

Total investment securities (cost: $2,758,589,000)		3,334,719
Other assets less liabilities		11,459

Net assets		$3,346,178

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $306,121,000, which represented 9.15% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees.

ADR = American Depositary Receipts

Global Small Capitalization Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 85.27%	Shares	Market value (000)

INDUSTRIALS — 15.00%
Hyundai Mipo Dockyard Co., Ltd.	418,450	$41,912
GS Engineering & Construction Co. Ltd.	589,930	38,189
Samsung Engineering Co., Ltd.	597,550	26,649
TaeWoong Co., Ltd.[1]	942,997	19,486
ALL — América Latina Logística, units	249,000	16,919
JetBlue Airways Corp.[2]	1,312,500	15,934
Corrections Corporation of America[2]	300,000	15,882
Kumho Industrial Co., Ltd.	1,000,000	15,656
Buhrmann NV	1,002,000	14,517
Koninklijke BAM Groep NV	715,000	14,195
Korea Development Corp.[1]	600,000	12,557
STX Shipbuilding Co., Ltd.	1,130,276	12,155
International Container Terminal Services, Inc.	47,285,000	12,049
Downer EDI Ltd.	2,000,000	11,051
Harbin Power Equipment Co. Ltd., Class H	8,000,000	9,528
MSC Industrial Direct Co., Inc., Class A	175,000	8,325
Container Corp. of India Ltd.	240,763	7,558
Silitech Technology Corp.	1,300,000	6,895
Italian-Thai Development PCL	45,750,000	6,064
Obrascon Huarte Lain Brasil SA, ordinary nominative[2]	522,000	5,792
Latécoère SA	150,801	5,483
LS Industrial Systems Co., Ltd.	150,000	5,266
Goodpack Ltd.[2]	4,940,000	5,088
Aker American Shipping ASA[2]	285,000	5,034
SembCorp Marine Ltd.	2,524,000	4,784
Aboitiz Equity Ventures	48,700,000	4,780
Hyunjin Materials Co., Ltd.[2]	325,000	4,694
Mine Safety Appliances Co.	110,000	4,422
Rollins, Inc.	200,000	3,928
Krones AG	31,000	3,881
United Stationers Inc.[2]	78,000	3,847
Aditya Birla Nuvo[2]	225,000	3,519
Tetra Tech, Inc.[2]	189,900	3,369
Acuity Brands, Inc.	86,000	3,346
Uponor Oyj	120,000	3,243
Ballast Nedam NV	74,687	3,168
Trakya Cam Sanayii AS	1,020,000	2,755
Steelcase Inc., Class A	155,000	2,550
Geberit AG	2,050	2,367
NEPES Corp.[2]	291,163	2,333
Permasteelisa SpA[2]	120,000	2,131
Lincoln Electric Holdings, Inc.	33,000	2,067
Royal Boskalis Westminster NV	27,500	1,864
Federal Signal Corp.	116,500	1,764
Northgate PLC	80,000	1,546
Hi-P International Ltd.	2,607,000	1,367
Hudson Highland Group, Inc.[2]	124,000	1,338
Moatech Co., Ltd.	334,400	1,303
Ultraframe PLC[2]	2,285,000	1,245
Techem AG	22,215	1,027
Max India Ltd.[2]	21,100	361
		405,183

CONSUMER DISCRETIONARY — 14.68%
Schibsted ASA	741,000	19,752
Life Time Fitness, Inc.[2]	420,000	19,433
Integrated Distribution Services Group Ltd.	10,732,000	19,139
Lions Gate Entertainment Corp. (USA)[2]	1,100,000	9,405
Lions Gate Entertainment Corp.[2]	1,040,706	8,990
Citi Trends, Inc.[2]	412,697	17,618
Rambler Media Ltd.[2]	539,000	13,879
Cheil Industries Inc.	390,000	13,610
Pantaloon Retail (India) Ltd.	442,990	13,038
Unibet Group PLC (SDR)	480,000	13,031
Fourlis	860,000	12,196
CarMax, Inc.[2]	310,000	10,993
REX HOLDINGS CO., LTD	3,224	10,398
Pinnacle Entertainment, Inc.[2]	300,000	9,195
Central European Media Enterprises Ltd., Class A2	135,000	8,531
Laureate Education, Inc.[2]	184,400	7,861
Debenhams PLC[2]	2,220,000	7,709
YBM Sisa.com Inc.	300,000	7,575
Cheil Communications Inc.	37,100	7,412
Aristocrat Leisure Ltd.	713,842	6,829
Cyrela Brazil Realty SA, ordinary nominative	410,000	6,798
Blue Nile, Inc.[2]	204,400	6,573
Orient-Express Hotels Ltd., Class A	167,000	6,486
JUMBO SA	516,840	6,458
Bright Horizons Family Solutions, Inc.[2]	161,000	6,068
Children’s Place Retail Stores, Inc.[2]	100,000	6,005
Lifestyle International Holdings Ltd.	3,200,000	5,851
Kuoni Reisen Holding AG, Class B2	10,250	5,741
Gafisa SA, ordinary nominative[2]	500,000	5,458
Restaurant Group PLC	1,288,888	4,827
Photo-Me International PLC	2,400,000	4,699
SEEK Ltd.	1,142,700	4,540
Denny’s Corp.[2]	1,200,000	4,428
Largan Precision Co., Ltd.[3]	200,000	4,394
Tractor Supply Co.[2]	78,700	4,350
SA D’Ieteren NV	13,354	4,308
Sonic Corp.[2]	200,000	4,158
Fossil, Inc.[2]	230,000	4,142
Hürriyet Gazetecilik ve Matbaacilik AS	1,928,972	3,944
Ameristar Casinos, Inc.	200,000	3,890
Applebee’s International, Inc.	200,000	3,844
Restoration Hardware, Inc.[2]	500,000	3,590
Alma Media Corp.	363,274	3,411
Nien Made Enterprise Co., Ltd.	3,030,000	3,411
CKE Restaurants, Inc.	200,000	3,322
Lupatech SA, ordinary nominative[2]	326,200	3,199
GEOX SpA	257,000	3,048
Rightmove PLC[2]	436,450	2,850
GOME Electrical Appliances Holding Ltd.	3,260,000	2,749
Hyatt Regency SA	190,000	2,627
Parkson Retail Group Ltd.	920,500	2,619
Next Media Ltd.	4,534,000	2,525
OSIM International Ltd.	2,490,000	2,423
Bloomsbury Publishing PLC	400,000	2,394
Progressive Gaming International Corp.[2]	300,000	2,340
Blyth, Inc.	115,000	2,123
Sanctuary Group PLC[2]	5,758,856	2,101
GSI Commerce, Inc.[2]	140,300	1,898
LKQ Corp.[2]	92,000	1,748
Ekornes ASA	82,800	1,602
Gaming VC Holdings SA	200,000	1,190
Cheng Shin Rubber (Xiamen) Ind., Ltd.	921,555	808
Golden Land Property Development PLC, nonvoting depositary receipt[2]	5,265,943	767
Build-A-Bear Workshop, Inc.[2]	21,500	462
		396,763

INFORMATION TECHNOLOGY — 14.38%
Kingboard Chemical Holdings Ltd.	10,816,000	30,499
Varian Semiconductor Equipment Associates, Inc.[2]	910,500	29,691
NHN Corp.[2]	80,000	27,834
CNET Networks, Inc.[2]	3,175,000	25,336
PMC-Sierra, Inc.[2]	1,900,000	17,860
Mentor Graphics Corp.[2]	1,155,000	14,992
Semtech Corp.[2]	900,000	13,005
Intersil Corp., Class A	550,443	12,798
Marchex, Inc., Class B2	750,000	12,322
Cymer, Inc.[2]	250,000	11,615
ValueClick, Inc.[2]	750,000	11,512
Unimicron Technology Corp.	8,176,000	10,671
NCsoft Corp.[2]	140,500	8,073
ProMOS Technologies Inc.[2]	21,977,000	7,987
Simmtech Co., Ltd.	715,000	7,614
Jahwa Electronics Co., Ltd.[1]	1,039,000	7,339
Fairchild Semiconductor International, Inc.[2]	391,000	7,104
TTM Technologies, Inc.[2]	484,000	7,003
Min Aik Technology Co., Ltd.[1]	5,586,000	6,651
GES International	10,000,000	6,508
Internet Capital Group, Inc.[2]	700,000	6,300
SFA Engineering Corp.	175,000	6,126
Hana Microelectronics PCL	9,208,200	6,042
Cogent, Inc.[2]	400,000	6,028
Sunplus Technology Co., Ltd.	4,873,000	5,403
Tripod Technology Corp.	1,500,000	5,103
TIBCO Software Inc.[2]	715,000	5,041
Spark Networks PLC (GDR)[2]	600,000	3,679
Spark Networks PLC (ADR)[2]	258,580	1,319
Integrated Device Technology, Inc.[2]	349,000	4,949
SupportSoft, Inc.[2]	1,225,000	4,827
Unisteel Technology Ltd.	3,815,000	4,411
Knot, Inc.[2]	100,000	2,093
Knot, Inc.[2,4]	100,000	2,093
Wintek Corp.	4,576,747	4,183
Radiant Op-to Electronics Corp.	2,375,000	3,842
Billing Services Group PLC[2]	3,819,500	3,739
Moser Baer India Ltd.	820,000	3,346
Stratasys, Inc.[2]	100,000	2,946
Kontron AG2	250,000	2,881
Phoenix PDE Co., Ltd.	590,000	2,650
King Yuan Electronics Co., Ltd.	2,953,371	2,485
Taiflex Scientific Co., Ltd.	1,874,210	2,481
Siliconware Precision Industries Co., Ltd.	1,906,000	2,346
Rotork PLC	167,340	2,117
Novell, Inc.[2]	318,800	2,114
Sanken Electric Co., Ltd.	165,000	2,100
Venture Corp. Ltd.	258,000	1,728
AAC Acoustic Technologies Holdings Inc.[2]	1,892,500	1,694
Ichia Technologies, Inc.[2]	1,309,386	1,490
Kakaku.com, Inc.	464	1,468
Kiryung Electronics Co., Ltd.[2]	398,519	1,466
LoopNet, Inc.[2]	60,700	1,130
KEC Corp.	450,700	746
DK UIL Co., Ltd.	86,000	701
Interflex Co., Ltd.	82,000	512
China GrenTech Corp. Ltd. (ADR)[2]	19,100	204
Avid Technology, Inc.[2]	4,922	164
Infoteria Corp.[2,3,4]	123	43
		388,404

HEALTH CARE — 9.48%
Advanced Medical Optics, Inc.[2]	1,171,000	59,370
ArthroCare Corp.[2]	562,000	23,610
Kyphon Inc.[2]	607,000	23,284
Psychiatric Solutions, Inc.[2]	698,000	20,005
Wright Medical Group, Inc.[2]	824,000	17,246
Integra LifeSciences Holdings Corp.[2]	420,000	16,300
Greatbatch, Inc.[2]	405,200	9,563
DCA Group Ltd.	4,000,000	8,289
NuVasive, Inc.[2]	447,500	8,158
Cochlear Ltd.	167,389	6,792
Tecan Group Ltd., Männedorf	125,855	6,772
Eclipsys Corp.[2]	350,000	6,356
BIOLASE Technology, Inc.[2]	745,000	6,258
Beckman Coulter, Inc.	100,000	5,555
Sirona Dental Systems, Inc.[2]	125,000	4,952
Adeza Biomedical Corp.[2]	289,000	4,052
Vital Signs, Inc.	80,000	3,962
Toho Pharmaceutical Co., Ltd.	220,000	3,894
Apria Healthcare Group Inc.[2]	200,000	3,780
Volcano Corp.[2]	400,000	3,620
Invacare Corp.	140,000	3,483
Ondine Biopharma Corp.[1,2,4]	1,660,000	2,201
Ondine Biopharma Corp. (United Kingdom)[1,2,4]	490,000	679
Ondine Biopharma Corp.[1,2]	400,000	530
QIAGEN NV2	187,404	2,526
Selcuk Ecza Deposu Ticaret ve Sanayi AS, Class B2	768,575	2,251
Nuvelo, Inc.[2]	106,121	1,767
Grifols, SA2	112,400	923
		256,178

MATERIALS — 8.74%
Central African Mining & Exploration Co. PLC[2]	29,705,000	34,291
Sierra Leone Diamond Co. Ltd.[1,2]	5,805,000	18,656
Sino-Forest Corp.[2]	3,245,000	16,719
European Goldfields Ltd.[2]	4,691,100	13,647
Yamana Gold Inc.[2]	1,275,000	12,521
Jaguar Mining Inc.[1,2,3,4]	1,905,000	7,067
Jaguar Mining Inc.[1,2]	1,030,000	4,245
Kenmare Resources PLC[2]	15,317,759	10,963
Dongkuk Steel Mill Co., Ltd.	517,998	8,902
Adastra Minerals Inc.[2]	1,250,000	3,618
Adastra Minerals Inc.[2,4]	875,000	2,532
Adastra Minerals Inc. (United Kingdom)[2,4]	800,000	2,216
European Nickel PLC[2]	13,000,000	8,284
Banro Corp.[2,3,4]	600,000	4,931
Banro Corp.[2]	294,000	2,843
Bema Gold Corp.[2]	1,500,000	7,487
Golden Star Resources Ltd.[2]	2,325,000	6,792
African Platinum PLC[2]	10,000,000	6,095
Mwana Africa PLC[2]	7,000,000	4,978
Ballarat Goldfields NL2	12,745,000	2,650
Ballarat Goldfields NL2,4	10,250,000	2,132
Hecla Mining Co.[2]	900,000	4,725
Finetec Corp.	380,000	4,687
Oxus Gold PLC[2]	4,605,000	4,465
Avocet Mining PLC[2]	1,400,000	4,318
Anadolu Cam Sanayii AS	1,300,000	4,037
Apex Silver Mines Ltd.[2]	260,000	3,913
Galaxy Entertainment Group Ltd.[2]	4,000,000	3,889
Taiwan Cement Corp.	4,920,000	3,622
Aricom PLC[2]	4,000,000	3,325
Gemfields Resources PLC[2,4]	2,666,000	1,871
Gemfields Resources PLC[2]	2,000,000	1,404
Northern Orion Resources Inc.[2,4]	666,600	3,273
Neo Material Technologies Inc.[2,4]	1,600,000	2,509
Neo Material Technologies Inc.[2]	400,000	627
Energem Resources Inc.[2]	4,065,000	3,023
Uruguay Mineral Exploration Inc.[2]	700,000	2,666
Hanwha Chemical Corp.	241,660	2,191
Thistle Mining Inc. (United Kingdom)[2]	10,500	2
Thistle Mining Inc.[2,3]	18,300	—
		236,116

ENERGY — 7.07%
Quicksilver Resources Inc.[2]	780,550	28,732
Oilexco Inc. (United Kingdom)[2,4]	1,900,000	10,282
Oilexco Inc. (United Kingdom)[2]	1,755,000	9,497
Oilexco Inc.[2]	803,900	4,250
Oilexco Inc.[2,4]	725,000	3,833
OPTI Canada Inc.[2]	1,231,100	25,207
First Calgary Petroleums Ltd.[2]	1,635,000	14,504
First Calgary Petroleums Ltd. (United Kingdom)[2]	760,000	6,738
WorleyParsons Ltd.	700,000	10,450
Asia Energy PLC[2]	1,500,000	9,898
CARBO Ceramics Inc.	200,000	9,826
Southwestern Energy Co.[2]	308,000	9,597
Delta Petroleum Corp.[2]	360,000	6,167
Indago Petroleum Ltd.[2]	5,834,306	5,593
Solana Resources Ltd.[2]	3,500,000	4,704
China Oilfield Services Ltd., Class H	9,099,900	4,628
Equator Exploration Ltd.[2]	2,000,000	4,544
White Nile Ltd.[2]	2,400,000	4,455
FirstAfrica Oil PLC[2]	70,802,800	4,054
Ithaca Energy Inc.[2,4]	2,121,500	3,605
Bankers Petroleum Ltd.[2,4]	3,000,000	2,016
Bankers Petroleum Ltd.[2]	2,086,000	1,402
GeoPark Holdings Ltd.[2]	525,000	2,647
Regal Petroleum PLC[2]	2,463,000	2,252
Caspian Energy Inc.[2]	1,000,000	2,186
		191,067

FINANCIALS — 6.14%
ORCO PROPERTY GROUP SA	318,262	34,196
National Bank of Pakistan	5,100,000	18,287
Sumitomo Real Estate Sales Co., Ltd.	155,000	11,773
Daegu Bank, Ltd.	612,500	10,978
Jeonbuk Bank	1,219,368	10,285
Kotak Mahindra Bank Ltd.	1,888,345	10,045
First Regional Bancorp[2,4]	89,900	7,911
Thanachart Capital PCL	20,593,000	7,783
Pusan Bank	575,000	7,335
Central Pattana PCL	11,818,000	5,894
HDFC Bank Ltd.	326,300	5,662
UTI Bank Ltd.	926,000	5,409
Ticon Industrial Connection PCL	12,500,000	5,348
Mizrahi Tefahot Bank Ltd.[2,3]	840,000	4,954
United Bankshares, Inc.	105,000	3,846
CapitaCommercial Trust Management Ltd.	3,317,000	3,479
Allgreen Properties Ltd.	4,250,000	3,384
Banco Nossa Caixa SA, ordinary nominative	127,000	2,702
Saxon Capital, Inc.	200,000	2,288
Ascendas Real Estate Investment Trust	1,844,000	2,237
Siam City Bank PCL	3,150,000	1,546
Wing Tai Holdings Ltd.	505,000	453
		165,795

TELECOMMUNICATION SERVICES — 1.94%
LG Telecom Ltd.[2]	1,750,000	22,878
TIM Participações SA, preferred nominative (ADR)	317,500	8,747
NeuStar, Inc., Class A2	250,000	8,438
Telemig Celular Participações SA, preferred nominative	1,617,616,000	2,903
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	2,832
Vivo Participações SA, preferred nominative[2]	802,680	1,953
Vivo Participações SA, preferred nominative (ADR)[2]	399,248	982
Vivo Participações SA, ordinary nominative[2]	25,131	111
WiderThan Co., Ltd. (ADR)[2]	240,000	2,470
Unwired Group Ltd.[2]	6,072,334	1,173
		52,487

UTILITIES — 1.94%
Xinao Gas Holdings Ltd.	32,539,000	31,004
First Philippine Holdings Corp.	8,150,000	6,923
Glow Energy PCL	8,385,000	5,832
First Gen Corp.	4,400,000	3,571
Reliance Energy Ltd.	207,300	2,050
Tata Power Co. Ltd.	178,953	1,882
Electricity Generating PCL	550,000	1,068
		52,330

CONSUMER STAPLES — 1.02%
Herbalife Ltd.[2]	227,000	9,057
Universal Robina Corp.	15,765,000	5,356
CP Seven Eleven PCL	23,580,000	4,456
Crown Confectionery Co., Ltd.	37,988	3,985
China Mengniu Dairy Co.[3]	2,987,000	3,738
Cawachi Ltd.	15,600	536
Coca-Cola West Japan Co. Ltd.	18,300	388
		27,516

MISCELLANEOUS — 4.88%
Other common stocks in initial period of acquisition		131,740

Total common stocks (cost: $1,764,261,000)		2,303,579

Rights & warrants — 0.07%

MATERIALS — 0.06%
Northern Orion Resources Inc., warrants, expire 2008[2,4]	333,000	1,149
Neo Material Technologies Inc., warrants, expire 2008[2,4]	800,000	265
Kenmare Resources PLC, warrants, expire 2009[2]	525,000	209
		1,623

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[2]	666,000	214

Total rights & warrants (cost: $24,000)		1,837

Convertible securities — 0.08%	Shares or principal amount	Market value (000)

ENERGY — 0.08%
FirstAfrica Oil PLC 20.00% convertible notes 2006[3,4]	£1,500,000	$2,293

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[2,3,4]	125,000	—

Total convertible securities (cost: $3,237,000)		2,293

Short-term securities — 14.30%	Principal amount (000)

DaimlerChrysler Revolving Auto Conduit LLC II 5.04% due 7/18/2006	$15,400	15,361
DaimlerChrysler Revolving Auto Conduit LLC 5.07% due 7/18/2006	15,000	14,962
Westpac Banking Corp. 5.10%-5.155% due 8/18-9/7/2006[4]	29,800	29,568
ING (U.S.) Funding LLC 5.11%-5.26% due 8/8/2006	25,100	24,959
Ranger Funding Co. LLC 5.01% due 7/7/2006[4]	21,800	21,779
BMW U.S. Capital Corp. 5.20% due 7/27/2006[4]	21,400	21,316
Amsterdam Funding Corp. 5.06%-5.15% due 7/18-8/4/2006[4]	20,600	20,534
Clipper Receivables Co., LLC 5.07% due 7/20/2006[4]	20,000	19,944
Thunder Bay Funding, LLC 5.05% due 8/15/2006[4]	13,200	13,112
Old Line Funding, LLC 5.03%-5.07% due 7/7-7/18/2006[4]	6,422	6,406
Concentrate Manufacturing Co. of Ireland 5.02% due 7/14/2006[4]	19,500	19,462
Swedish Export Credit Corp. 5.05% due 8/22/2006	18,200	18,060
Allied Irish Banks N.A. Inc. 5.015% due 7/17/2006[4]	18,100	18,057
Export Development Corp. 4.98% due 7/13/2006	16,400	16,372
Total Capital SA 5.105% due 8/9/2006[4]	15,000	14,918
Barclays U.S. Funding Corp. 5.105% due 8/8/2006	14,500	14,420
Danske Corp. 5.05% due 7/18/2006[4]	13,000	12,967
Three Pillars Funding, LLC 5.28% due 7/3/2006[4]	10,800	10,795
Canadian Imperial Holdings Inc. 5.11% due 8/7/2006	10,500	10,444
International Lease Finance Corp. 5.03% due 7/18/2006	10,400	10,374
CAFCO, LLC 5.37% due 9/13/2006[4]	10,200	10,090
American Honda Finance Corp. 5.00% due 7/18/2006	10,000	9,975
Rabobank USA Financial Corp. 5.08% due 8/2/2006	8,900	8,860
Barton Capital LLC 5.01% due 7/6/2006[4]	8,800	8,793
Shell International Finance BV 4.98% due 8/1/2006	8,100	8,064
Fannie Mae 5.23% due 9/1/2006	5,000	4,954
Freddie Mac 4.88% due 7/11/2006	1,300	1,298
Park Avenue Receivables Co., LLC 5.06% due 7/6/2006[4]	400	400

Total short-term securities (cost: $386,234,000)		386,244

Total investment securities (cost: $2,153,756,000)		2,693,953
Other assets less liabilities		7,460

Net assets		$2,701,413

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Represents an affiliated company as defined under the Investment Company Act of 1940.
2 Security did not produce income during the last 12 months.
3 Valued under fair value procedures adopted by authority of the board of trustees.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $291,042,000, which represented 10.77% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Growth Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 86.04%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 16.53%
Google Inc., Class A1	2,231,400	$935,693
Microsoft Corp.	23,155,000	539,511
Cisco Systems, Inc.[1]	18,433,000	359,996
Taiwan Semiconductor Manufacturing Co. Ltd.	81,019,112	146,337
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,158,433	65,714
Oracle Corp.[1]	14,622,800	211,884
Corning Inc.[1]	6,959,200	168,343
Samsung Electronics Co., Ltd.	235,000	149,401
Maxim Integrated Products, Inc.	4,005,000	128,601
eBay Inc.[1]	4,000,000	117,160
Seagate Technology[1]	5,000,000	113,200
Linear Technology Corp.	2,895,000	96,954
Texas Instruments Inc.	3,151,000	95,444
Xilinx, Inc.	3,200,900	72,500
KLA-Tencor Corp.	1,705,000	70,877
Altera Corp.[1]	3,750,000	65,813
Hynix Semiconductor Inc.[1]	2,000,000	64,840
Novell, Inc.[1]	9,500,000	62,985
Yahoo! Inc.[1]	1,750,000	57,750
Novellus Systems, Inc.[1]	1,990,000	49,153
AU Optronics Corp.	31,944,120	45,150
CDW Corp.	765,000	41,807
Iron Mountain Inc.[1]	1,100,000	41,118
Nokia Corp. (ADR)	2,000,000	40,520
International Business Machines Corp.	500,000	38,410
DataPath, Inc.[1,2,3,4]	2,819,968	31,020
Dell Inc.[1]	1,270,000	31,001
Mediatek Incorporation	2,965,000	27,511
Ceridian Corp.[1]	1,100,000	26,884
Applied Materials, Inc.	1,605,000	26,129
LG.Philips LCD Co., Ltd. (ADR)[1]	1,400,000	25,368
Hon Hai Precision Industry Co., Ltd.	3,919,135	24,242
Micron Technology, Inc.[1]	1,600,000	24,096
Automatic Data Processing, Inc.	400,000	18,140
Sanmina-SCI Corp.[1]	1,430,000	6,578
Microchip Technology Inc.	122,475	4,109
		4,024,239

ENERGY — 15.81%
Schlumberger Ltd.	7,219,600	470,068
Halliburton Co.	3,480,000	258,251
Canadian Natural Resources, Ltd.	4,625,700	255,823
Suncor Energy Inc.	3,002,076	243,018
EOG Resources, Inc.	3,265,000	226,395
Transocean Inc.[1]	2,731,400	219,386
Devon Energy Corp.	3,409,072	205,942
Newfield Exploration Co.[1]	3,917,200	191,708
Murphy Oil Corp.	2,698,800	150,755
Peabody Energy Corp.	2,653,000	147,905
Hess Corp.	2,640,000	139,524
Petro-Canada	2,660,300	126,245
Southwestern Energy Co.[1]	3,081,200	96,010
Saipem SpA, Class S	4,035,000	91,601
OPTI Canada Inc.[1]	4,280,000	87,633
Diamond Offshore Drilling, Inc.	1,025,000	86,028
Cameco Corp.	2,150,000	85,935
ConocoPhillips	1,298,520	85,092
Arch Coal, Inc.	2,000,000	84,740
Core Laboratories NV1	1,197,700	73,108
Quicksilver Resources Inc.[1]	1,974,150	72,668
Norsk Hydro ASA	2,450,000	64,914
FMC Technologies, Inc.[1]	850,000	57,341
Bill Barrett Corp.[1]	1,933,000	57,236
Rosetta Resources Inc.[1,3,4]	2,980,000	49,527
Denbury Resources Inc.[1]	1,400,000	44,338
Talisman Energy Inc.	2,400,000	41,952
BG Group PLC	3,050,000	40,701
Exxon Mobil Corp.	550,000	33,742
ENSCO International Inc.	725,000	33,365
Caltex Australia Ltd.	1,484,030	26,012
		3,846,963

CONSUMER DISCRETIONARY — 14.18%
Lowe’s Companies, Inc.	8,263,000	501,316
Target Corp.	7,890,000	385,584
Kohl’s Corp.[1]	5,540,000	327,525
Carnival Corp., units	6,905,000	288,215
Starbucks Corp.[1]	6,920,000	261,299
Best Buy Co., Inc.	4,490,400	246,254
Harrah’s Entertainment, Inc.	2,644,000	188,200
Johnson Controls, Inc.	2,250,000	184,995
Michaels Stores, Inc.	4,070,000	167,847
Garmin Ltd.	1,432,000	150,990
News Corp., Class A	6,500,000	124,670
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,500,000	43,150
Liberty Media Holding Corp., Liberty Capital, Series A1	500,000	41,885
International Game Technology	1,881,000	71,365
Time Warner Inc.	3,750,000	64,875
Getty Images, Inc.[1]	1,000,000	63,510
Magna International Inc., Class A	725,000	52,178
Clear Channel Communications, Inc.	1,375,000	42,556
Toyota Motor Corp.	765,000	40,052
Royal Caribbean Cruises Ltd.	1,000,000	38,250
Gentex Corp.	2,700,000	37,800
Apollo Group, Inc., Class A1	695,000	35,911
Shangri-La Asia Ltd.	18,000,000	34,649
Limited Brands, Inc.	1,087,457	27,828
OSI Restaurant Partners, Inc.	600,000	20,760
Liberty Global, Inc., Class A1	257,731	5,541
Takashimaya Co., Ltd.	339,000	4,255
		3,451,460

HEALTH CARE — 12.26%
Roche Holding AG	3,460,000	570,969
AstraZeneca PLC (ADR)	2,715,000	162,411
AstraZeneca PLC (Sweden)	1,200,000	72,402
WellPoint, Inc.[1]	3,040,000	221,221
Zimmer Holdings, Inc.[1]	3,610,000	204,759
Sanofi-Aventis	2,023,900	197,292
Medtronic, Inc.	3,500,000	164,220
Cardinal Health, Inc.	2,150,000	138,310
Vertex Pharmaceuticals Inc.[1]	3,000,000	110,130
Forest Laboratories, Inc.[1]	2,710,000	104,850
UnitedHealth Group Inc.	2,115,000	94,710
Shire PLC (ADR)	2,000,000	88,460
Sepracor Inc.[1]	1,500,000	85,710
Amgen Inc.[1]	1,300,000	84,799
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	82,450
Medco Health Solutions, Inc.[1]	1,419,000	81,280
Gilead Sciences, Inc.[1]	1,120,000	66,259
Aveta, Inc.[1,3,4]	3,918,000	62,688
Biogen Idec Inc.[1]	1,335,000	61,851
Triad Hospitals, Inc.[1]	1,480,000	58,578
Eli Lilly and Co.	970,000	53,612
MedImmune, Inc.[1]	1,765,000	47,831
Boston Scientific Corp.[1]	2,314,398	38,974
Schering-Plough Corp.	2,000,000	38,060
McKesson Corp.	665,000	31,441
Martek Biosciences Corp.[1]	1,000,000	28,950
Allergan, Inc.	160,000	17,162
Abraxis BioScience, Inc.[1]	667,900	15,923
		2,985,302

CONSUMER STAPLES — 6.81%
Altria Group, Inc.	8,380,000	615,343
Walgreen Co.	6,000,000	269,040
Seven & I Holdings Co., Ltd.	3,942,000	129,896
Coca-Cola Co.	2,645,000	113,788
PepsiCo, Inc.	1,845,000	110,774
Bunge Ltd.	1,961,000	98,540
Wm. Wrigley Jr. Co.	1,916,500	86,932
Constellation Brands, Inc., Class A1	2,624,000	65,600
Diageo PLC	2,650,000	44,516
SUPERVALU INC.	1,300,000	39,910
Avon Products, Inc.	775,000	24,025
Anheuser-Busch Companies, Inc.	525,000	23,935
Procter & Gamble Co.	380,000	21,128
General Mills, Inc.	265,000	13,690
		1,657,117

INDUSTRIALS — 5.17%
Boeing Co.	2,565,000	210,099
General Electric Co.	5,270,000	173,699
Southwest Airlines Co.	7,670,300	125,563
Monster Worldwide Inc.[1]	2,202,300	93,950
General Dynamics Corp.	1,300,000	85,098
Lockheed Martin Corp.	1,150,000	82,501
Northrop Grumman Corp.	1,150,000	73,669
Mitsubishi Heavy Industries, Ltd.	16,100,000	69,517
Tyco International Ltd.	2,396,500	65,904
UAL Corp.[1]	2,000,000	62,040
MSC Industrial Direct Co., Inc., Class A	1,000,000	47,570
Allied Waste Industries, Inc.[1]	4,100,000	46,576
Illinois Tool Works Inc.	949,200	45,087
Robert Half International Inc.	800,000	33,600
3M Co.	395,000	31,904
Raytheon Co.	246,000	10,964
		1,257,741

FINANCIALS — 4.92%
Fannie Mae	5,530,000	265,993
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	175,556
American International Group, Inc.	2,600,000	153,530
Freddie Mac	2,297,700	130,992
Mellon Financial Corp.	3,520,700	121,218
Wells Fargo & Co.	1,400,000	93,912
Mitsui Trust Holdings, Inc.	5,443,000	65,415
Bank of New York Co., Inc.	1,529,300	49,243
Hudson City Bancorp. Inc.	3,000,000	39,990
Commerce Bancorp, Inc.	1,100,000	39,237
HDFC Bank Ltd.	1,296,700	22,501
Mitsubishi UFJ Financial Group, Inc.	1,457	20,376
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,4]	2,390,758	12,073
Marsh & McLennan Companies, Inc.	253,600	6,819
		1,196,855

MATERIALS — 2.85%
Barrick Gold Corp.	6,300,000	186,480
Potash Corp. of Saskatchewan Inc.	1,500,000	128,955
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	77,823
Rio Tinto PLC	1,437,852	75,927
Monsanto Co.	858,100	72,244
CRH PLC	1,716,565	55,748
Newmont Mining Corp.	1,015,000	53,724
Newcrest Mining Ltd.	2,740,000	42,898
		693,799

TELECOMMUNICATION SERVICES — 2.24%
Qwest Communications International Inc.[1]	43,050,000	348,275
Sprint Nextel Corp., Series 1	3,850,000	76,961
Bharti Airtel Ltd.[1]	7,499,800	60,495
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	46,291
Telephone and Data Systems, Inc.	320,000	13,248
		545,270

UTILITIES — 0.59%
Reliant Energy, Inc.[1]	9,240,000	$110,695
Questar Corp.	400,000	32,196
		142,891

MISCELLANEOUS — 4.68%
Other common stocks in initial period of acquisition		1,139,265

Total common stocks (cost: $16,278,780,000)		20,940,902

Short-term securities — 13.54%	Principal amount (000)

Federal Home Loan Bank 4.905%-5.29% due 7/5-9/27/2006	$509,500	506,061
Fannie Mae 4.84%-5.23% due 7/12-9/13/2006	371,200	368,477
Clipper Receivables Co., LLC 5.00%-5.22% due 7/7-8/28/2006[4]	230,864	229,943
Bank of America Corp. 5.23%-5.325% due 9/12-9/22/2006	131,800	130,315
Ranger Funding Co. LLC 5.03%-5.10% due 7/12-8/28/2006[4]	99,000	98,464
CAFCO, LLC 5.03%-5.37% due 7/14-9/13/2006[4]	194,700	193,383
Ciesco LLC 5.02% due 7/14/2006[4]	26,000	25,951
Variable Funding Capital Corp. 5.025%-5.23% due 7/12-7/28/2006[4]	216,700	216,032
Freddie Mac 4.91%-5.285% due 7/25-9/26/2006	179,400	178,007
General Electric Capital Services, Inc. 5.18% due 8/9/2006	50,000	49,712
Edison Asset Securitization LLC 5.02%-5.25% due 7/24-8/18/2006[4]	100,450	99,958
Preferred Receivables Funding Corp. 5.19%-5.28% due 7/18-8/4/2006[4]	75,000	74,742
Park Avenue Receivables Co., LLC 5.08%-5.25% due 7/11-8/3/2006[4]	57,200	56,944
Wal-Mart Stores Inc. 4.96%-5.01% due 7/11-8/22/2006[4]	110,300	109,818
International Lease Finance Corp. 5.08%-5.28% due 8/3-8/31/2006	97,600	96,915
FCAR Owner Trust I 5.04% due 7/17/2006	50,000	49,882
FCAR Owner Trust II 4.97% due 7/10/2006	27,300	27,262
International Bank for Reconstruction and Development 5.15% due 8/15-8/24/2006	73,700	73,168
Coca-Cola Co. 4.95%-5.00% due 7/24-8/7/2006	61,400	61,131
Atlantic Industries 5.22% due 8/14/2006[4]	8,700	8,643
Concentrate Manufacturing Co. of Ireland 5.02%-5.17% due 7/11-7/21/2006[4]	64,400	64,259
UnionBanCal Commercial Funding Corp. 5.00%-5.30% due 7/25-8/25/2006	59,500	59,426
3M Co. 5.09%-5.18% due 8/28/2006	59,800	59,288
Three Pillars Funding, LLC 5.06% due 7/3/2006[4]	54,900	54,877
Hewlett-Packard Co. 5.20%-5.21% due 7/28-7/31/2006[4]	50,000	49,787
Caterpillar Financial Services Corp. 5.11% due 7/31/2006	50,000	49,780
General Dynamics Corp. 5.10% due 8/9/2006[4]	50,000	49,726
IBM Capital Inc. 5.14% due 9/11/2006[4]	42,400	41,957
Hershey Co. 5.00%-5.01% due 7/10-8/11/2006[4]	32,100	32,020
HSBC Finance Corp. 5.32% due 9/14/2006	32,300	31,948
Anheuser-Busch Companies, Inc. 4.89% due 7/17/2006[4]	25,000	24,941
Chevron Funding Corp. 5.06% due 7/27/2006	25,000	24,905
AT&T Inc. 5.12% due 7/13/2006[4]	22,500	22,458
Medtronic Inc. 5.10% due 7/19/2006[4]	22,000	21,941
BellSouth Corp. 5.12% due 7/13/2006[4]	20,000	19,963
Triple-A One Funding Corp. 5.08% due 8/22/2006[4]	17,672	17,535
Gannett Co. 5.01% due 7/14/2006[4]	15,800	15,769

Total short-term securities (cost: $3,295,426,000)		3,295,388

Total investment securities (cost: $19,574,206,000)		$24,236,290
Other assets less liabilities		102,093

Net assets		$24,338,383

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the Board of Trustees.
3 Represents an affiliated company as defined under the Investment Company Act of 1940.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,684,420,000, which represented 6.92% of the net assets of the fund.

ADR = American Depositary Receipts

International Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 84.65%	Shares	Market value (000)

FINANCIALS — 22.75%
Credit Suisse Group	2,205,000	$123,150
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	119,635
Kookmin Bank	1,372,500	112,869
Société Générale	743,000	109,165
Mitsubishi UFJ Financial Group, Inc.	7,709	107,809
Sun Hung Kai Properties Ltd.	10,286,000	104,894
Macquarie Bank Ltd.	1,856,898	95,159
Hana Financial Holdings	1,398,422	65,757
ING Groep NV	1,549,310	60,827
Swire Pacific Ltd., Class A	5,720,000	59,031
BNP Paribas	577,090	55,186
Mizuho Financial Group, Inc.	5,870	49,716
UniCredito Italiano SpA	6,305,000	49,322
ICICI Bank Ltd.	4,400,000	46,801
Banco Bilbao Vizcaya Argentaria, SA	2,072,500	42,577
Sumitomo Mitsui Financial Group, Inc.	3,960	41,881
Crédit Agricole SA	1,100,000	41,809
Hongkong Land Holdings Ltd.	10,500,000	38,430
Banco Santander Central Hispano, SA	2,475,731	36,121
Siam Commercial Bank PCL	20,816,200	31,416
UBS AG	285,000	31,183
Shinhan Financial Group Co., Ltd.	634,670	29,777
Hypo Real Estate Holding AG	487,400	29,572
Takefuji Corp.	465,000	27,719
PartnerRe Holdings Ltd.	416,300	26,664
HSBC Holdings PLC (United Kingdom)	767,460	13,488
HSBC Holdings PLC (Hong Kong)	650,000	11,391
Sumitomo Realty & Development Co., Ltd.	980,000	24,155
Samsung Fire & Marine Insurance Co., Ltd.	160,610	21,590
AXA	611,111	20,034
Bank of Nova Scotia	500,000	19,812
Westpac Banking Corp.	962,514	16,642
Mitsui Sumitomo Insurance Co., Ltd.	1,280,000	16,077
DnB NOR ASA	1,217,800	15,106
St. George Bank Ltd.	650,000	14,159
Cathay Financial Holding Co., Ltd.	4,100,000	8,978
Westfield Group	465,000	5,985
		1,723,887

INFORMATION TECHNOLOGY — 8.70%
Samsung Electronics Co., Ltd.	168,064	$106,846
Taiwan Semiconductor Manufacturing Co. Ltd.	27,308,177	49,324
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,879,319	17,252
Murata Manufacturing Co., Ltd.	855,000	55,525
Rohm Co., Ltd.	592,100	52,943
Toshiba Corp.	8,103,000	52,906
AU Optronics Corp.	28,428,000	40,181
Chi Mei Optoelectronics Corp.	35,712,212	39,707
Sanken Electric Co., Ltd.	3,100,000	39,451
Nippon Electric Glass Co., Ltd.	1,580,000	31,694
Tokyo Electron Ltd.	435,000	30,417
Hirose Electric Co., Ltd.	238,300	28,952
Mediatek Incorporation	2,992,000	27,761
Hoya Corp.	733,600	26,097
Nidec Corp.	329,500	23,616
Hon Hai Precision Industry Co., Ltd.	3,300,324	20,414
LG.Philips LCD Co., Ltd.[1]	434,050	16,154
		659,240

CONSUMER DISCRETIONARY — 8.17%
Kingfisher PLC	15,603,645	68,736
Swatch Group Ltd, non-registered shares	243,386	41,038
Swatch Group Ltd	597,444	20,830
Mediaset SpA	4,050,000	47,707
Hyundai Motor Co.	540,000	45,888
NOK Corp.	1,536,000	44,572
Industria de Diseno Textil, SA	869,577	36,640
News Corp. Inc., Class B	974,283	19,661
News Corp., Class A	687,292	13,182
LG Electronics Inc.	538,000	32,615
Nikon Corp.	1,856,000	32,412
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,440,000	27,806
Carnival PLC	665,000	27,058
Rakuten, Inc.	41,530	24,683
JCDecaux SA	835,000	22,040
Greek Organization of Football Prognostics SA	429,330	15,523
Suzuki Motor Corp.	700,000	15,143
Cie. Financière Richemont AG, Class A, units	325,000	14,861
Sony Corp.	305,000	13,463
Honda Motor Co., Ltd.	400,000	12,691
Toyota Motor Corp.	230,000	12,042
Kesa Electricals PLC	1,973,300	10,533
Pearson PLC	750,000	10,202
Publishing & Broadcasting Ltd.	375,000	5,072
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	800,276	3,109
SET India Ltd.[1,2,3]	32,200	1,571
		619,078

HEALTH CARE — 7.73%
Roche Holding AG	949,500	156,686
AstraZeneca PLC (United Kingdom)	1,262,500	76,111
AstraZeneca PLC (Sweden)	510,500	30,801
Novo Nordisk A/S, Class B	1,589,900	101,209
Merck KGaA[1]	679,000	61,679
UCB NV	858,924	46,418
SCHWARZ PHARMA AG	345,200	30,951
Straumann Holding AG	90,950	23,152
Shionogi & Co., Ltd.	1,200,000	21,397
Smith & Nephew PLC	2,393,000	18,409
Chugai Pharmaceutical Co., Ltd.	602,600	12,299
Elan Corp., PLC (ADR)[1]	370,000	6,179
		585,291

ENERGY — 7.63%
Royal Dutch Shell PLC, Class B	1,943,868	67,893
Royal Dutch Shell PLC, Class B (ADR)	275,839	19,273
Royal Dutch Shell PLC, Class A	522,000	17,540
Reliance Industries Ltd.	3,628,695	83,843
Husky Energy Inc.	1,035,000	64,975
Oil & Natural Gas Corp. Ltd.	2,452,230	59,237
Canadian Natural Resources, Ltd.	1,000,000	55,305
Norsk Hydro ASA	2,050,000	54,315
Petro-Canada	1,080,000	51,251
Nexen Inc.	859,625	48,450
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	22,774
PetroChina Co. Ltd., Class H	16,300,000	17,420
ENI SpA	550,000	16,169
		578,445

CONSUMER STAPLES — 6.45%
Nestlé SA	436,920	136,995
Seven & I Holdings Co., Ltd.	3,327,000	109,630
METRO AG	1,003,000	56,793
Koninklijke Ahold NV1	5,205,000	45,153
Shinsegae Co., Ltd.	86,000	43,068
Groupe Danone	242,400	30,768
Woolworths Ltd.	1,245,733	18,643
Wal-Mart de México, SA de CV, Series V	6,180,240	17,080
Tesco PLC	2,263,260	13,962
Unilever NV	390,000	8,834
Coca-Cola HBC SA	250,000	7,442
		488,368

MATERIALS — 6.20%
Bayer AG	3,659,000	168,010
Nitto Denko Corp.	994,900	70,872
Barrick Gold Corp.	1,859,802	54,944
BHP Billiton PLC	1,500,000	29,062
Kuraray Co., Ltd.	2,538,000	28,395
Siam Cement PCL	4,020,000	24,268
Holcim Ltd.	285,714	21,859
Rio Tinto PLC	337,500	17,822
Cemex, SA de CV, ordinary participation certificates, units (ADR)[1]	308,501	17,575
L’Air Liquide	79,200	15,411
Cía. Vale do Rio Doce, ordinary nominative (ADR)	600,000	14,424
Gold Fields Ltd.	317,100	7,215
		469,857

TELECOMMUNICATION SERVICES — 5.34%
Telekom Austria AG	5,510,225	$122,564
Koninklijke KPN NV	8,685,600	97,540
América Móvil SA de CV, Series L (ADR)	1,440,000	47,895
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	59,925,000	47,554
Vodafone Group PLC	12,870,000	27,396
Tele Norte Leste Participações SA, preferred nominative	1,640,714	21,097
Telefónica, SA	832,000	13,840
KDDI Corp.	2,130	13,088
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	307,200	10,801
Singapore Telecommunications Ltd.	1,439,290	2,310
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		404,085

INDUSTRIALS — 3.78%
Samsung Engineering Co., Ltd.	1,592,000	70,999
Asahi Glass Co., Ltd.	4,560,000	57,832
Siemens AG	575,000	49,976
Nippon Express Co., Ltd.	7,062,800	38,151
Mitsubishi Corp.	1,500,000	29,958
Capita Group PLC	2,700,000	23,014
FANUC LTD	162,000	14,556
Qantas Airways Ltd.	1,004,702	2,209
		286,695

UTILITIES — 2.99%
Veolia Environnement	1,755,900	90,653
E.ON AG	615,000	70,731
National Grid PLC	1,842,857	19,912
Hong Kong and China Gas Co. Ltd.	7,000,000	15,368
Gas Natural SDG, SA	500,000	15,248
Scottish Power PLC	1,349,207	14,528
		226,440

MISCELLANEOUS — 4.91%
Other common stocks in initial period of acquisition		371,432

Total common stocks (cost: $4,826,998,000)		6,412,818

Rights & warrants — 0.01%

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		525

Total rights & warrants (cost: $0)		525

	Principal amount	Market value
Short-term securities — 15.26%	(000)	(000)

Stadshypotek Delaware Inc. 4.98%-5.02% due 7/12-7/25/2006[2]	$83,800	$83,599
Federal Home Loan Bank 4.79%-5.21% due 7/5-9/13/2006	83,171	82,780
Westpac Banking Corp. 5.09%-5.25% due 8/22/2006[2]	82,500	81,866
American Honda Finance Corp. 5.00%-5.01% due 7/18-7/24/2006	80,000	79,780
Amsterdam Funding Corp. 4.99%-5.18% due 7/10-9/11/2006[2]	71,600	71,371
Freddie Mac 4.91%-5.285% due 7/25-9/26/2006	59,708	59,253
Alcon Capital Corp. 5.05% due 8/3/2006[2]	50,000	49,761
Danske Corp. 5.00%-5.05% due 7/11-7/18/2006[2]	47,950	47,860
Fannie Mae 4.94%-5.14% due 8/2-9/13/2006	47,200	46,844
Old Line Funding, LLC 5.07%-5.13% due 7/18-7/20/2006[2]	46,300	46,177
CAFCO, LLC 5.04%-5.37% due 7/14-9/13/2006[2]	39,100	38,788
BASF AG 5.03%-5.35% due 8/2-9/11/2006[2]	38,000	37,792
Barton Capital LLC 5.01%-5.32% due 7/3-8/11/2006[2]	36,400	36,280
Three Pillars Funding, LLC 5.28% due 7/3/2006[2]	35,400	35,384
Export Development Corp. 4.98%-5.26% due 7/12-8/30/2006	35,500	35,353
Barclays U.S. Funding Corp. 5.05% due 8/10/2006	20,000	19,888
Sheffield Receivables Corp. 5.21% due 7/18/2006[2]	14,000	13,963
ING (U.S.) Funding LLC 5.26%-5.30% due 8/8-8/30/2006	33,400	33,166
Allied Irish Banks N.A. Inc. 5.285%-5.36% due 8/22-9/26/2006[2]	31,100	30,759
Abbey National North America LLC 5.00% due 7/21/2006	30,000	29,916
HSBC USA Inc. 5.31% due 8/29/2006	30,000	29,737
Swedish Export Credit Corp. 5.02%-5.37% due 7/13-9/27/2006	29,600	29,326
Rabobank USA Financial Corp. 5.08% due 8/2/2006	25,400	25,287
IXIS Commercial Paper Corp. 4.97% due 7/17/2006[2]	24,200	24,143
International Bank for Reconstruction and Development 5.15% due 8/15-8/24/2006[4]	20,500	20,347
HBOS Treasury Services PLC 5.05% due 8/11/2006	20,000	19,885
Bank of Ireland 5.035% due 8/7/2006[2]	19,600	19,495
Wal-Mart Stores Inc. 5.24% due 8/22/2006[2]	14,800	14,686
Depfa Bank PLC 5.365% due 9/26/2006[2]	6,800	6,714
Clipper Receivables Co., LLC 5.07% due 7/20/2006[2]	6,300	6,282

Total short-term securities (cost: $1,156,429,000)		1,156,482

Total investment securities (cost: $5,983,427,000)		7,569,825
Other assets less liabilities		6,446

Net assets		$7,576,271

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $649,600,000, which represented 8.57% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 82.83%	Shares	Market value (000)

FINANCIALS — 16.61%
PT Bank Rakyat Indonesia	43,069,650	$19,066
Erste Bank der oesterreichischen Sparkassen AG	246,024	13,830
Housing Development Finance Corp. Ltd.	435,100	10,812
Bank Muscat (SAOG) (GDR)	1,065,125	10,651
Banco Santander Central Hispano, SA	535,782	7,817
Banco Itaú Holding Financeira SA, preferred nominative	258,800	7,553
Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	6,772
EFG International[1]	240,000	6,663
Piraeus Bank SA	276,250	6,565
Allied Irish Banks, PLC	250,000	5,992
HSBC Holdings PLC	325,000	5,695
Bank Polska Kasa Opieki SA	88,000	5,261
Citigroup Inc.	107,000	5,162
National Bank of Pakistan	1,260,000	4,518
Bank of the Philippine Islands	4,613,539	4,354
Grupo Financiero Banorte, SA de CV	1,800,000	4,188
Itaúsa — Investimentos Itaú SA, preferred nominative	993,396	4,007
Kotak Mahindra Bank Ltd.	418,643	2,227
Kotak Mahindra Bank Ltd. (GDR)[1,2,3]	311,000	1,654
Banco Latinoamericano de Exportaciones, SA, Class E	235,000	3,673
ICICI Bank Ltd.	282,174	3,001
ICICI Bank Ltd. (ADR)	8,000	189
Siam Commercial Bank PCL	2,000,000	3,018
PT Bank Danamon Indonesia Tbk	6,530,000	2,803
Bank Hapoalim Ltd.[3]	650,000	2,798
FirstRand Ltd.	1,130,000	2,682
African Bank Investments Ltd.	500,000	1,966
American International Group, Inc.	33,000	1,949
Kookmin Bank	23,000	1,891
Türkiye Garanti Bankasi AS	697,000	1,733
HDFC Bank Ltd.	36,500	633
China Construction Bank Corp., Class H	500	—
		159,123

CONSUMER STAPLES — 8.99%
Tesco PLC	3,283,418	20,255
Nestlé SA	31,500	9,877
Pyaterochka Holding NV (GDR)[1,2]	503,200	8,378
Fomento Económico Mexicano, SA de CV (ADR)	99,300	8,313
Avon Products, Inc.	210,200	6,516
PepsiCo, Inc.	84,000	5,043
Coca-Cola Co.	100,000	4,302
Wal-Mart de México, SA de CV, Series V (ADR)	88,000	2,416
Wal-Mart de México, SA de CV, Series V	400,000	1,105
Migros Türk TAS[1]	425,669	3,412
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	2,475
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	439
Bunge Ltd.	50,000	2,513
Massmart Holdings Ltd.	320,000	2,112
Anheuser-Busch Companies, Inc.	45,000	2,052
Groupe Danone	14,982	1,902
Coca-Cola HBC SA	60,000	1,786
Oriflame Cosmetics SA (SDR)	50,000	1,663
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	480,000	1,529
		86,088

CONSUMER DISCRETIONARY — 8.91%
Toyota Motor Corp.	211,100	11,052
Kuoni Reisen Holding AG, Class B1	16,500	9,242
Honda Motor Co., Ltd.	254,000	8,059
Central European Media Enterprises Ltd., Class A (USA — Incorporated in Bermuda)[1]	96,600	6,104
Las Vegas Sands Corp.[1]	72,000	5,606
NOK Corp.	177,500	5,151
Yue Yuen Industrial (Holdings) Ltd.	1,830,000	5,031
Merry Electronics Co., Ltd.	1,460,000	4,452
Truworths International Ltd.	1,450,000	4,379
GOME Electrical Appliances Holding Ltd.	5,140,000	4,335
Premier Image Technology Corp.	2,858,000	4,287
Makita Corp.	110,000	3,480
Maruti Udyog Ltd.	200,000	3,474
Motor Industries Co. Ltd.	50,000	2,882
Grupo Televisa, SA, ordinary participation certificates (ADR)	140,000	2,703
Swatch Group Ltd	70,000	2,441
Li & Fung Ltd.	886,600	1,792
LG Electronics Inc.	14,700	891
		85,361

INDUSTRIALS — 7.91%
Murray & Roberts Holdings Ltd.	3,764,000	13,428
Wienerberger AG	194,000	9,208
Far Eastern Textile Ltd.	10,542,400	8,624
AGCO Corp.[1]	260,000	6,843
ALL — América Latina Logística, units	95,000	6,455
3M Co.	74,000	5,977
Imperial Holdings Ltd.	286,000	5,423
Thai Airways International PCL	5,147,500	5,303
Italian-Thai Development PCL	33,285,800	4,412
Asahi Glass Co., Ltd.	272,000	3,449
Bharat Heavy Electricals Ltd.	50,000	2,125
Barloworld Ltd.	120,000	2,039
Bidvest Group Ltd.	125,000	1,734
Daelim Industrial Co., Ltd.	12,000	754
		75,774

MATERIALS — 7.80%
Taiwan Cement Corp.	13,330,000	$9,812
Harmony Gold Mining Co. Ltd.[1]	590,000	9,455
Votorantim Celulose e Papel SA, preferred nominative (ADR)	555,000	8,647
Associated Cement Companies Ltd.	395,000	6,751
Aracruz Celulose SA, Class B, preferred nominative (ADR)	120,000	6,290
Hindalco Industries Ltd.	1,350,000	5,165
Siam Cement PCL	833,000	5,029
Phelps Dodge Corp.	50,000	4,108
Potash Corp. of Saskatchewan Inc.	40,000	3,439
Cemex, SA de CV, ordinary participation certificates, units (ADR)[1]	57,982	3,303
BHP Billiton PLC	142,664	2,764
Cía. Vale do Rio Doce, Class A, preferred nominative	126,000	2,569
AngloGold Ashanti Ltd.	49,500	2,468
Holcim Ltd.	31,500	2,410
Ivanhoe Mines Ltd.[1]	303,100	2,053
Siam City Cement PCL	80,000	466
		74,729

ENERGY — 7.04%
Royal Dutch Shell PLC, Class B	354,000	12,364
Royal Dutch Shell PLC, Class B (ADR)	39,949	2,791
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	86,000	7,681
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	4,231
Oil & Natural Gas Corp. Ltd.	428,969	10,362
FMC Technologies, Inc.[1]	149,600	10,092
MOL Magyar Olaj- és Gázipari Rt., Class A	40,841	4,205
Nexen Inc.	63,428	3,575
Harvest Natural Resources, Inc.[1]	217,800	2,949
PTT Exploration and Production PCL	1,000,000	2,782
Reliance Industries Ltd.	110,000	2,542
Noble Energy, Inc.	46,000	2,156
China Shenhua Energy Co. Ltd., Class H	590,000	1,090
China Oilfield Services Ltd., Class H	1,277,300	650
		67,470

TELECOMMUNICATION SERVICES — 6.57%
América Móvil SA de CV, Series L (ADR)	310,000	10,311
Telekom Austria AG	345,500	7,685
Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	5,537
Telemig Celular Participações SA, preferred nominative (ADR)	152,900	5,413
Partner Communications Co. Ltd.[3]	571,500	4,716
Partner Communications Co. Ltd. (ADR)	10,000	82
Telefónica, SA	286,632	4,768
China Unicom Ltd.	5,038,000	4,508
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	4,317
Telekomunikacja Polska SA	685,000	4,311
Maxis Communications Bhd.	1,734,000	4,037
Vodafone Group PLC	1,400,000	2,980
Pakistan Telecommunication Corp.	3,900,000	2,635
Tele Norte Leste Participações SA, preferred nominative	130,797	1,682
		62,982

INFORMATION TECHNOLOGY — 6.38%
Nokia Corp. (ADR)	352,100	$7,134
Nokia Corp.	236,900	4,830
Samsung Electronics Co., Ltd.	17,200	10,935
Mediatek Incorporation	808,472	7,501
Hon Hai Precision Industry Co., Ltd.	1,125,328	6,961
Acer Inc.	3,200,000	5,631
ASUSTeK Computer Inc.	2,100,000	5,163
Kingboard Chemical Holdings Ltd.	1,690,000	4,766
Hoya Corp.	114,400	4,070
NetEase.com, Inc. (ADR)[1]	120,000	2,680
Venture Corp. Ltd.	221,000	1,480
		61,151

UTILITIES — 5.43%
AES Corp.[1]	560,000	10,332
Perusahaan Gas Negara (Persero) Tbk[1]	8,297,000	10,078
RAO Unified Energy System of Russia (GDR)	120,000	8,388
NTPC Ltd.	2,707,800	6,547
Gas Natural SDG, SA	160,600	4,898
Endesa, SA	100,000	3,474
Cheung Kong Infrastructure Holdings Ltd.	1,066,000	3,081
Veolia Environnement	49,000	2,530
Reliance Energy Ltd.	241,500	2,387
CPFL Energia SA (ADR)	8,400	307
		52,022

HEALTH CARE — 3.38%
KRKA, d.d., Novo mesto[1]	16,864	13,134
Novo Nordisk A/S, Class B	155,160	9,877
Dr. Reddy’s Laboratories Ltd.	120,000	3,317
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	2,211
Ranbaxy Laboratories Ltd.	219,000	1,702
Richter Gedeon RT	7,400	1,363
AstraZeneca PLC	12,700	766
		32,370

MISCELLANEOUS — 3.81%
Other common stocks in initial period of acquisition		36,514

Total common stocks (cost: $630,098,000)		793,584

Rights & Warrants — 0.01%

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	169,000	54

Total rights & warrants (cost: $0)		54

	Principal amount	Market value
Bonds & notes — 8.96%	(000)	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 8.34%
Brazilian Treasury Bill 0% 2007	R$ 700	$302
Brazilian Treasury Bill 5.903% 2010[4]	3,000	1,903
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,431
Brazil (Federal Republic of) Global 12.50% 2016	R$1,650	753
Brazil (Federal Republic of) Global 8.00% 2018	$2,434	2,574
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,117
Brazil (Federal Republic of) Global 8.875% 2024	100	111
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,774
Brazil (Federal Republic of) Global 11.00% 2040	2,375	2,948
Argentina (Republic of) 4.278% 2012[5]	2,000	1,625
Argentina (Republic of) 2.326% 2014[4]	ARS 1,163	310
Argentina (Republic of) 7.255% 2033[4,6]	32,570	9,130
Argentina (Republic of) GDP-Linked 2035	43,865	1,131
Argentina (Republic of) 0.764% 2038[4]	11,820	1,402
Russian Federation 8.25% 2010	$6,400	6,663
Russian Federation 8.25% 2010[2]	503	524
Russian Federation 5.00%/7.50% 2030[2,7]	3,406	3,632
Russian Federation 5.00%/7.50% 2030[7]	750	800
United Mexican States Government Global 5.75% 2009[5]	1,250	1,262
United Mexican States Government Global 10.375% 2009	397	441
United Mexican States Government Global 9.875% 2010	4,125	4,651
United Mexican States Government Global 6.375% 2013	1,000	1,005
United Mexican States Government, Series MI10, 8.00% 2013	MXP7,671	645
United Mexican States Government, Series MI10, 9.50% 2014	9,500	864
United Mexican States Government Global 11.375% 2016	$1,408	1,922
United Mexican States Government, Series M20, 8.00% 2023	MXP 830	64
United Mexican States Government, Series M20, 10.00% 2024	6,000	557
Colombia (Republic of) Global 10.00% 2012	$2,100	2,384
Colombia (Republic of) Global 10.75% 2013	1,360	1,608
Columbia (Republic of) Global 8.25% 2014	400	422
Colombia (Republic of) Global 12.00% 2015	COP1,790,000	781
Colombia (Republic of) Global 11.75% 2020	$650	858
Columbia (Republic of) Global 8.125% 2024	500	509
Peru (Republic of) 9.125% 2012	2,800	3,108
Peru (Republic of) 8.375% 2016	1,725	1,872
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[5]	849	828
Peru (Republic of) 7.35% 2025	500	483
Turkey (Republic of) 20.00% 2007	TRY1,775	1,094
Turkey (Republic of) 15.00% 2010	3,880	2,202
Turkey (Republic of) 11.875% 2030	$1,225	1,680
Panama (Republic of) Global 9.625% 2011	219	244
Panama (Republic of) Global 9.375% 2012	790	885
Panama (Republic of) Global 7.125% 2026	890	863
Panama (Republic of) Global 8.875% 2027	300	341
Panama (Republic of) Global 9.375% 2029	905	1,072
Panama (Republic of) Global 6.70% 2036	1,239	1,140
Philippines (Republic of) 8.375% 2009	1,665	1,727
Philippines (Republic of) 9.875% 2019	700	810
Philippines (Republic of) Global 10.625% 2025	1,200	1,488
Philippines (Republic of) 9.50% 2030	390	448
Dominican Republic 8.625% 2027[2]	1,550	1,533
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP4,300	710
Venezuela (Republic of) Global 8.50% 2014	$55	58
Venezuela (Republic of) 9.25% 2027	170	201
		79,890

INFORMATION TECHNOLOGY — 0.28%
Amkor Technology, Inc. 10.50% 2009	$173	$178
Amkor Technology, Inc. 7.125% 2011	2,730	2,488
		2,666

ENERGY — 0.19%
Pemex Project Funding Master Trust 8.00% 2011	200	212
Pemex Project Funding Master Trust 6.625% 2035[2]	1,800	1,631
		1,843

UTILITIES — 0.11%
Enersis SA 7.375% 2014	650	659
AES Gener SA 7.50% 2014	400	402
		1,061

INDUSTRIALS — 0.04%
TFM, SA de CV 9.375% 2012	400	428

Total bonds & notes (cost: $82,428,000)		85,888

Short-term securities — 7.21%

BMW U.S. Capital Corp. 5.20% due 7/27/2006[2]	13,100	13,049
Three Pillars Funding, LLC 5.28% due 7/3/2006[2]	10,000	9,996
Freddie Mac 5.03% due 8/17/2006	8,000	7,944
ING (U.S.) Funding LLC 5.30% due 8/30/2006	8,000	7,928
DaimlerChrysler Revolving Auto Conduit LLC II 5.04% due 7/18/2006	6,200	6,184
Barton Capital LLC 5.01% due 7/6/2006[2]	6,000	5,995
Allied Irish Banks N.A. Inc. 5.015% due 7/17/2006[2]	5,600	5,587
Old Line Funding, LLC 5.03% due 7/7/2006[2]	5,000	4,995
International Lease Finance Corp. 5.09% due 8/10/2006	3,700	3,679
Westpac Banking Corp. 5.34% due 9/7/2006[2]	2,000	1,981
CAFCO, LLC 5.05% due 7/21/2006[2]	1,700	1,695

Total short-term securities (cost: $69,033,000)		69,033

Total investment securities (cost: $781,559,000)		948,559
Other assets less liabilities		9,455

Net assets		$958,014

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $60,650,000, which represented 6.33% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees.
4 Index-linked bond whose principal amount moves with a government retail price index.
5 Coupon rate may change periodically.
6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7 Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Blue Chip Income and Growth Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 92.81%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 17.11%
Oracle Corp.[1]	9,200,000	$133,308
Hewlett-Packard Co.	3,450,000	109,296
Intel Corp.	4,650,000	88,117
Microsoft Corp.	3,550,000	82,715
International Business Machines Corp.	925,000	71,058
Cisco Systems, Inc.[1]	2,400,000	46,872
Applied Materials, Inc.	1,800,000	29,304
Linear Technology Corp.	495,000	16,578
Automatic Data Processing, Inc.	250,000	11,337
Analog Devices, Inc.	70,000	2,250
Maxim Integrated Products, Inc.	60,000	1,927
		592,762

FINANCIALS — 16.45%
Fannie Mae	2,430,000	116,883
J.P. Morgan Chase & Co.	2,200,000	92,400
American International Group, Inc.	1,300,000	76,765
Capital One Financial Corp.	700,000	59,815
Citigroup Inc.	1,225,000	59,094
Bank of America Corp.	1,176,395	56,584
Freddie Mac	700,000	39,907
Washington Mutual, Inc.	750,000	34,185
HSBC Holdings PLC (ADR) (United Kingdom)	225,000	19,879
Bank of New York Co., Inc.	440,000	14,168
		569,680

CONSUMER DISCRETIONARY — 13.59%
Lowe’s Companies, Inc.	1,620,000	98,285
Target Corp.	1,375,000	67,196
General Motors Corp.	1,750,000	52,133
Best Buy Co., Inc.	800,000	43,872
Clear Channel Communications, Inc.	1,400,000	43,330
Omnicom Group Inc.	400,000	35,636
Leggett & Platt, Inc.	1,350,000	33,723
TJX Companies, Inc.	1,350,000	30,861
Carnival Corp., units	575,000	24,001
Harley-Davidson Motor Co.	425,000	23,328
Mattel, Inc.	1,100,000	18,161
		470,526

INDUSTRIALS — 12.37%
General Electric Co.	3,900,000	128,544
Tyco International Ltd.	4,050,000	111,375
United Parcel Service, Inc., Class B	605,000	49,810
United Technologies Corp.	760,000	48,199
Norfolk Southern Corp.	592,800	31,549
Emerson Electric Co.	250,000	20,952
Waste Management, Inc.	500,000	17,940
Southwest Airlines Co.	1,000,000	16,370
Pitney Bowes Inc.	90,000	3,717
		428,456

HEALTH CARE — 12.20%
Aetna Inc.	1,850,000	73,871
Cardinal Health, Inc.	1,000,000	64,330
AstraZeneca PLC (ADR) (United Kingdom)	950,000	56,829
Eli Lilly and Co.	825,000	45,598
Merck & Co., Inc.	1,000,000	36,430
Abbott Laboratories	800,000	34,888
Schering-Plough Corp.	1,600,000	30,448
HCA Inc.	600,000	25,890
Pfizer Inc	1,041,600	24,446
Bristol-Myers Squibb Co.	900,000	23,274
Amgen Inc.[1]	100,000	6,523
		422,527

TELECOMMUNICATION SERVICES — 6.41%
BellSouth Corp.	3,845,000	139,189
AT&T Inc.	2,125,000	59,266
Sprint Nextel Corp., Series 1	850,000	16,992
Verizon Communications Inc.	200,000	6,698
		222,145

CONSUMER STAPLES — 4.77%
Wal-Mart Stores, Inc.	1,500,000	72,255
Kraft Foods Inc., Class A	1,153,100	35,631
Walgreen Co.	480,000	21,523
PepsiCo, Inc.	250,000	15,010
Avon Products, Inc.	453,700	14,065
Kimberly-Clark Corp.	55,000	3,393
H.J. Heinz Co.	80,000	3,298
		165,175

ENERGY — 4.63%
Schlumberger Ltd.	1,040,000	67,714
ConocoPhillips	650,000	42,595
Royal Dutch Shell PLC, Class A (ADR)	500,000	33,490
Exxon Mobil Corp.	200,000	12,270
EOG Resources, Inc.	60,000	4,160
		160,229

MATERIALS — 1.58%
Alcoa Inc.	850,000	27,506
E.I. du Pont de Nemours and Co.	350,000	14,560
Air Products and Chemicals, Inc.	200,000	12,784
		54,850

UTILITIES — 0.88%
FPL Group, Inc.	400,000	$16,552
Duke Energy Corp.	260,000	7,636
Xcel Energy Inc.	250,000	4,795
FirstEnergy Corp.	25,901	1,404
		30,387

MISCELLANEOUS — 2.82%
Other common stocks in initial period of acquisition		97,726

Total common stocks (cost: $2,843,597,000)		3,214,463

Short-term securities — 7.55%	Principal amount (000)

Federal Home Loan Bank 4.915%-5.09% due 7/12-9/8/2006	$67,300	67,004
State Street Corp. 5.02% due 7/31/2006	25,000	24,892
Clipper Receivables Co., LLC 5.05% due 7/12/2006[2]	9,400	9,384
Harley-Davidson Funding Corp. 5.00% due 7/6/2006[2]	21,800	21,782
Three Pillars Funding, LLC 5.21%-5.28% due 7/3-7/20/2006[2]	21,600	21,575
Concentrate Manufacturing Co. of Ireland 5.20% due 7/21/2006[2]	15,000	14,955
Triple-A One Funding Corp. 5.05% due 7/6/2006[2]	14,723	14,711
Medtronic Inc. 5.18% due 8/14/2006[2]	14,100	14,009
Gannett Co. 5.21% due 7/25/2006[2]	13,700	13,650
3M Co. 5.19% due 8/14/2006	13,000	12,916
NetJets Inc. 4.98% due 7/18/2006[2]	12,800	12,768
Tennessee Valley Authority 5.16% due 9/14/2006	12,000	11,876
Caterpillar Financial Services Corp. 5.00% due 7/24/2006	10,600	10,565
Anheuser-Busch Companies, Inc. 5.13%-5.16% due 8/15-8/16/2006[2]	9,000	8,940
E.I. duPont de Nemours and Co. 5.06% due 7/20/2006[2]	2,500	2,493

Total short-term securities (cost: $261,514,000)		261,520

Total investment securities (cost: $3,105,111,000)		3,475,983
Other assets less liabilities		(12,427)

Net assets		$3,463,556

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $134,267,000, which represented 3.88% of the net assets of the fund.

Global Growth and Income Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 58.99%	Shares	Market value (000)

FINANCIALS — 9.58%
Cathay Financial Holding Co., Ltd.	630,000	$1,380
Citigroup Inc.	20,100	970
Fannie Mae	20,000	962
Commerzbank U.S. Finance, Inc.	23,900	868
AXA	24,222	794
Sun Hung Kai Properties Ltd.	75,000	764
Fubon Financial Holding Co., Ltd.	862,000	746
AEON Mall Co., Ltd.	15,000	631
Berkshire Hathaway Inc., Class B1	203	618
Allco Commercial REIT[1]	1,165,000	596
UniCredito Italiano SpA	57,000	446
AFLAC Inc.	8,800	408
FirstRand Ltd.	160,000	380
PT Bank Rakyat Indonesia	400,000	177
Fortis	4,600	157
		9,897

CONSUMER DISCRETIONARY — 8.70%
General Motors Corp.	27,800	828
NOK Corp.	27,000	783
Pioneer Corp.	48,300	779
Time Warner Inc.	40,000	692
Ford Motor Co.	91,900	637
Target Corp.	12,600	616
Yue Yuen Industrial (Holdings) Ltd.	222,000	610
Pou Chen Corp.	687,000	606
Viacom Inc., Class B1	16,700	599
Lowe’s Companies, Inc.	9,800	595
Truworths International Ltd.	180,000	543
Kohl’s Corp.[1]	7,800	461
Industria de Diseno Textil, SA	10,300	434
Honda Motor Co., Ltd.	13,600	431
Yamaha Corp.	20,000	376
		8,990

INFORMATION TECHNOLOGY — 8.52%
Nokia Corp.	64,100	1,307
International Business Machines Corp.	12,600	968
Cisco Systems, Inc.[1]	45,780	894
Microsoft Corp.	29,600	690
Nintendo Co., Ltd.	4,000	671
Quanta Computer Inc.	417,000	668
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	70,760	650
Lite-On Technology Corp.	436,000	647
Powerchip Semiconductor Corp.[1]	950,000	624
Hon Hai Precision Industry Co., Ltd.	100,000	619
EMC Corp.[1]	38,500	422
Citizen Watch Co., Ltd.	44,500	403
Yahoo! Inc.[1]	7,400	244
		8,807

MATERIALS — 7.41%
Bayer AG	32,700	1,502
Newcrest Mining Ltd.	53,850	843
Newmont Mining Corp.	15,000	794
Evraz Group SA (GDR)	30,000	749
Lonmin PLC	14,300	743
Ivanhoe Mines Ltd.[1]	94,500	640
MeadWestvaco Corp.	20,100	561
Kuraray Co., Ltd.	38,000	425
Gold Fields Ltd.	18,600	423
Phelps Dodge Corp.	4,500	370
Barrick Gold Corp.	10,000	296
Dow Chemical Co.	5,600	219
UPM-Kymmene Corp.	4,200	90
		7,655

CONSUMER STAPLES — 6.36%
Altria Group, Inc.	20,000	1,468
Koninklijke Ahold NV1	141,000	1,223
Diageo PLC	58,200	978
ConAgra Foods, Inc.	37,400	827
Seven & I Holdings Co., Ltd.	22,700	748
Tesco PLC	110,200	680
Coca-Cola Co.	15,000	645
		6,569

TELECOMMUNICATION SERVICES — 6.00%
Telecom Italia SpA, nonvoting	431,000	1,112
Verizon Communications Inc.	30,000	1,005
Telekom Austria AG	44,600	992
Vodafone Group PLC	385,000	820
France Télécom, SA	31,500	676
KT Corp.	14,800	611
Telekomunikacja Polska SA	94,200	593
Tele Norte Leste Participações SA, preferred nominative	16,200	208
Chunghwa Telecom Co., Ltd. (ADR)	10,000	185
		6,202

INDUSTRIALS — 5.01%
General Electric Co.	49,400	1,628
Toll Holdings Ltd.	133,500	1,393
Tyco International Ltd.	32,600	897
UAL Corp.[1]	14,500	450
Ryanair Holdings PLC (ADR)[1]	8,300	437
Nippon Express Co., Ltd.	70,000	378
		5,183

ENERGY — 3.13%
Chevron Corp.	27,800	$1,725
Royal Dutch Shell PLC, Class A	12,800	430
Royal Dutch Shell PLC, Class A (ADR)	3,000	201
Anadarko Petroleum Corp.	10,000	477
Technip SA	3,800	210
ConocoPhillips	3,000	197
		3,240

HEALTH CARE — 2.69%
AstraZeneca PLC (United Kingdom)	16,900	1,019
AstraZeneca PLC (Sweden)	7,300	440
Roche Holding AG	4,342	717
WellPoint, Inc.[1]	8,260	601
		2,777

UTILITIES — 1.59%
E.ON AG	5,900	679
AES Corp.[1]	26,300	485
Endesa, SA	4,000	139
Hongkong Electric Holdings Ltd.	30,000	136
China Light & Power Co., Ltd.	20,000	117
RWE AG	1,100	91
		1,647

Total common stocks (cost: $61,462,000)		60,967

Short-term securities — 36.73%	Principal amount (000)

Freddie Mac 5.02% due 8/1/2006	$2,100	2,091
U.S. Treasury Bills 4.721% due 7/6/2006	2,000	1,998
Fannie Mae 5.23% due 8/16/2006	2,000	1,986
Westpac Banking Corp. 5.34% due 9/7/2006[2]	2,000	1,981
Tennessee Valley Authority 4.99% due 7/20/2006	1,600	1,596
Tennessee Valley Authority 5.15% due 8/3/2006[3]	300	298
AT&T Inc. 5.28% due 7/17/2006[2]	1,800	1,796
Three Pillars Funding, LLC 5.28% due 7/3/2006[2]	1,500	1,499
E.I. duPont de Nemours and Co. 5.16% due 7/10/2006[2]	1,500	1,498
Nestlé Capital Corp. 5.20% due 7/13/2006[2]	1,476	1,473
DaimlerChrysler Revolving Auto Conduit LLC II 5.13% due 7/12/2006	1,300	1,298
BASF AG 5.10% due 7/14/2006[2]	1,300	1,298
Old Line Funding, LLC 5.15% due 8/1/2006[2]	1,301	1,295
International Bank for Reconstruction and Development 4.97% due 7/5/2006	1,200	1,199
Hershey Co. 5.20% due 7/25/2006[2]	1,200	1,196
Federal Farm Credit Banks 5.07% due 7/17/2006	1,100	1,097
Medtronic Inc. 5.10% due 7/19/2006[2]	1,000	997
Ranger Funding Co. LLC 5.17% due 7/26/2006[2]	1,000	996
BMW U.S. Capital Corp. 5.20% due 7/27/2006[2]	1,000	996
Spintab AB (Swedmortgage) 5.19% due 8/4/2006	1,000	995
Total Capital SA 5.13% due 8/14/2006[2]	1,000	994
Wal-Mart Stores Inc. 5.24% due 8/22/2006[2]	1,000	992
Allied Irish Banks N.A. Inc. 5.285% due 8/22/2006[2]	1,000	992
Mont Blanc Capital Corp. 5.19% due 9/7/2006[2]	1,000	990
Amsterdam Funding Corp. 5.10% due 7/31/2006[2]	800	797
Swedish Export Credit Corp. 5.02% due 7/13/2006	700	699
ANZ National (International) Ltd. 5.06% due 7/12/2006[2]	641	640
BNP Paribas Finance Inc. 5.29% due 7/13/2006	600	599
International Lease Finance Corp. 5.03% due 7/18/2006	500	499
HBOS Treasury Services PLC 5.13% due 7/28/2006	500	498
Barclays U.S. Funding Corp. 5.105% due 8/8/2006	500	497
CAFCO, LLC 5.31% due 8/16/2006[2]	500	497
CBA (Delaware) Finance Inc. 5.09% due 8/21/2006	500	496
Export Development Corp. 4.98% due 7/13/2006	400	399
3M Co. 4.98% due 7/24/2006	400	399
American Honda Finance Corp. 5.00% due 7/24/2006	400	398

Total short-term securities (cost: $37,968,000)		37,969

Total investment securities (cost: $99,430,000)		98,936
Other assets less liabilities		4,425

Net assets		$103,361

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $20,927,000, which represented 20.25% of the net assets of the fund.

[3]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Growth-Income Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 86.13%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 18.06%
Oracle Corp.[1]	39,105,000	$566,631
Intel Corp.	22,870,000	433,387
Cisco Systems, Inc.[1]	20,340,000	397,240
Microsoft Corp.	14,735,000	343,326
International Business Machines Corp.	3,700,000	284,234
Hewlett-Packard Co.	8,400,000	266,112
Google Inc., Class A1	530,000	222,245
Flextronics International Ltd.[1]	16,000,000	169,920
First Data Corp.	3,350,000	150,884
Samsung Electronics Co., Ltd.	225,000	143,043
Nokia Corp. (ADR)	6,500,000	131,690
Yahoo! Inc.[1]	3,900,000	128,700
Texas Instruments Inc.	4,000,000	121,160
Taiwan Semiconductor Manufacturing Co. Ltd.	56,102,049	101,332
Dell Inc.[1]	3,500,000	85,435
ASML Holding NV1	4,000,000	80,949
Automatic Data Processing, Inc.	1,455,000	65,984
Lexmark International, Inc., Class A1	1,150,000	64,205
Linear Technology Corp.	1,500,000	50,235
Corning Inc.[1]	1,975,000	47,775
Micron Technology, Inc.[1]	3,000,000	45,180
Advanced Micro Devices, Inc.[1]	1,750,000	42,735
Intuit Inc.[1]	691,380	41,752
Applied Materials, Inc.	2,500,000	40,700
Xilinx, Inc.	1,750,000	39,638
KLA-Tencor Corp.	950,000	39,491
Analog Devices, Inc.	1,200,000	38,568
Jabil Circuit, Inc.	1,000,000	25,600
Sanmina-SCI Corp.[1]	5,500,000	25,300
Solectron Corp.[1]	6,000,000	20,520
EMC Corp.[1]	1,475,000	16,181
Altera Corp.[1]	700,000	12,285
Avnet, Inc.[1]	403,600	8,080
		4,250,517

FINANCIALS — 11.90%
Fannie Mae	8,050,000	387,205
American International Group, Inc.	6,500,000	383,825
Citigroup Inc.	6,625,000	319,590
Bank of America Corp.	5,380,000	258,778
J.P. Morgan Chase & Co.	4,147,900	174,212
Capital One Financial Corp.	1,900,000	162,355
Freddie Mac	2,265,000	129,128
St. Paul Travelers Companies, Inc.	2,800,000	124,824
Bank of New York Co., Inc.	3,575,000	115,115
Washington Mutual, Inc.	2,440,550	111,240
HSBC Holdings PLC (ADR)	1,086,050	95,952
Golden West Financial Corp.	1,265,800	93,922
XL Capital Ltd., Class A	1,380,000	84,594
Marsh & McLennan Companies, Inc.	2,455,000	66,015
Genworth Financial, Inc., Class A	1,800,000	62,712
Wells Fargo & Co.	920,000	61,714
North Fork Bancorporation, Inc.	2,000,000	60,340
SunTrust Banks, Inc.	750,000	57,195
Allstate Corp.	635,000	34,754
UnumProvident Corp.	1,000,000	18,130
		2,801,600

HEALTH CARE — 11.89%
Bristol-Myers Squibb Co.	8,960,000	231,706
AstraZeneca PLC (ADR)	3,210,150	192,031
AstraZeneca PLC (Sweden)	392,000	23,651
Eli Lilly and Co.	3,735,000	206,434
WellPoint, Inc.[1]	2,750,000	200,118
Cardinal Health, Inc.	3,100,000	199,423
Abbott Laboratories	4,190,000	182,726
Aetna Inc.	4,000,000	159,720
Merck & Co., Inc.	4,200,000	153,006
Medtronic, Inc.	3,050,000	143,106
Biogen Idec Inc.[1]	2,447,250	113,381
McKesson Corp.	2,156,500	101,959
CIGNA Corp.	1,000,000	98,510
Schering-Plough Corp.	4,994,800	95,051
St. Jude Medical, Inc.[1]	2,900,000	94,018
Novo Nordisk A/S, Class B	1,266,500	80,623
Medco Health Solutions, Inc.[1]	1,400,000	80,192
Johnson & Johnson	1,300,000	77,896
Pfizer Inc	3,200,000	75,104
AmerisourceBergen Corp.	1,499,000	62,838
Smith & Nephew PLC	7,639,700	58,770
Amgen Inc.[1]	900,000	58,707
Forest Laboratories, Inc.[1]	1,429,000	55,288
Sanofi-Aventis	550,000	53,614
		2,797,872

CONSUMER DISCRETIONARY — 11.28%
Lowe’s Companies, Inc.	6,530,000	396,175
Target Corp.	5,750,000	281,002
News Corp., Class A	10,750,000	206,185
Time Warner Inc.	9,800,000	169,540
Carnival Corp., units	3,982,100	166,213
Carnival PLC	3,250,000	132,241
Magna International Inc., Class A	1,595,100	114,799
General Motors Corp.	3,600,000	107,244
Walt Disney Co.	3,535,000	106,050
Harley-Davidson Motor Co.	1,850,000	101,546
Vivendi SA	2,600,000	91,016
Best Buy Co., Inc.	1,500,000	82,260
Amazon.com, Inc.[1]	2,000,000	77,360
Starbucks Corp.[1]	1,900,000	71,744
Toyota Motor Corp.	1,200,000	62,827
VF Corp.	800,000	54,336
Ross Stores, Inc.	1,850,000	51,893
Gap, Inc.	2,604,300	45,315
Limited Brands, Inc.	1,725,000	44,143
Clear Channel Communications, Inc.	1,360,000	42,092
Gentex Corp.	3,000,000	42,000
E.W. Scripps Co., Class A	900,000	38,826
Mattel, Inc.	2,000,000	33,020
Kohl’s Corp.[1]	550,000	32,516
IAC/InterActiveCorp[1]	1,045,000	27,682
Expedia, Inc.[1]	1,741,000	26,063
Clear Channel Outdoor Holdings, Inc., Class A1	1,149,400	24,091
ServiceMaster Co.	2,020,000	20,867
Interpublic Group of Companies, Inc.[1]	800,000	6,680
		2,655,726

INDUSTRIALS — 9.24%
General Electric Co.	12,300,000	405,408
Tyco International Ltd.	13,945,300	383,496
United Technologies Corp.	3,950,000	250,509
Norfolk Southern Corp.	3,326,500	177,036
United Parcel Service, Inc., Class B	2,021,300	166,414
Avery Dennison Corp.	2,457,300	142,671
General Dynamics Corp.	2,100,000	137,466
Lockheed Martin Corp.	1,700,000	121,958
Waste Management, Inc.	2,150,000	77,142
Pitney Bowes Inc.	1,552,200	64,106
Emerson Electric Co.	700,000	58,667
Illinois Tool Works Inc.	1,180,600	56,078
Ingersoll-Rand Co. Ltd., Class A	1,290,000	55,186
Allied Waste Industries, Inc.[1]	3,403,496	38,664
Southwest Airlines Co.	1,650,000	27,010
Union Pacific Corp.	150,000	13,944
		2,175,755

ENERGY — 8.00%
Marathon Oil Corp.	3,335,000	277,805
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	133,960
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	125,095
Royal Dutch Shell PLC, Class B	139,816	4,883
Schlumberger Ltd.	3,840,000	250,022
Chevron Corp.	2,963,200	183,896
Petro-Canada	3,760,000	178,432
Husky Energy Inc.	2,742,800	172,187
Exxon Mobil Corp.	2,050,000	125,768
ConocoPhillips	1,900,000	124,507
Murphy Oil Corp.	2,000,000	111,720
Devon Energy Corp.	1,340,000	80,949
Baker Hughes Inc.	800,000	65,480
Halliburton Co.	390,000	28,942
Transocean Inc.[1]	250,000	20,080
		1,883,726

CONSUMER STAPLES — 5.90%
Altria Group, Inc.	2,975,000	218,454
Avon Products, Inc.	5,654,100	175,277
Coca-Cola Co.	3,740,000	160,895
Wal-Mart Stores, Inc.	2,825,000	136,080
Walgreen Co.	2,100,000	94,164
Kraft Foods Inc., Class A	3,000,000	92,700
Nestlé SA	250,000	78,386
L’Oréal SA	820,000	77,368
Bunge Ltd.	1,400,000	70,350
Sara Lee Corp.	3,800,000	60,876
Anheuser-Busch Companies, Inc.	1,335,000	60,863
Constellation Brands, Inc., Class A1	2,380,000	59,500
PepsiCo, Inc.	870,000	52,235
Unilever NV (New York registered)	1,500,000	33,825
Kimberly-Clark Corp.	280,000	17,276
		1,388,249

TELECOMMUNICATION SERVICES — 3.95%
AT&T Inc.	6,000,000	167,340
Sprint Nextel Corp., Series 1	7,400,000	147,926
Telephone and Data Systems, Inc., Special Common Shares	1,900,000	73,910
Telephone and Data Systems, Inc.	1,650,000	68,310
Qwest Communications International Inc.[1]	16,000,000	129,440
BellSouth Corp.	3,550,000	128,510
Vodafone Group PLC	50,000,000	106,433
Koninklijke KPN NV	5,129,960	57,610
Verizon Communications Inc.	1,500,000	50,235
		929,714

MATERIALS — 2.41%
Air Products and Chemicals, Inc.	2,660,000	170,027
Dow Chemical Co.	2,150,000	83,914
International Paper Co.	1,950,000	62,985
E.I. du Pont de Nemours and Co.	1,500,000	62,400
Alcoa Inc.	1,500,000	48,540
Sealed Air Corp.	710,000	36,977
Weyerhaeuser Co.	525,000	32,681
Sonoco Products Co.	800,000	25,320
Bowater Inc.	945,000	21,499
Rohm and Haas Co.	300,000	15,036
MeadWestvaco Corp.	258,200	7,212
		566,591

UTILITIES — 0.96%
Exelon Corp.	1,185,000	67,344
Dominion Resources, Inc.	700,000	52,353
FirstEnergy Corp.	650,000	35,236
Duke Energy Corp.	1,165,000	34,216
FPL Group, Inc.	600,000	24,828
American Electric Power Co., Inc.	345,900	11,847
		225,824

MISCELLANEOUS — 2.54%
Other common stocks in initial period of acquisition		598,252

Total common stocks (cost: $16,892,154,000)		20,273,826

	Principal amount	Market value
Convertible securities — 0.64%	(000)	(000)

INFORMATION TECHNOLOGY — 0.39%
Lucent Technologies Inc. 8.00% convertible notes 2031	$90,123,000	$90,799

MISCELLANEOUS — 0.25%
Other convertible securities in initial period of acquisition		59,165

Total convertible securities (cost: $140,462,000)		149,964

Bonds & notes — 0.28%

CONSUMER DISCRETIONARY — 0.28%
General Motors Corp. 7.125% 2013	80,000	67,200

Total bonds & notes (cost: $58,363,000)		67,200

Short-term securities — 12.85%

Fannie Mae 4.84%-5.29% due 7/12-9/27/2006	365,400	362,193
Federal Home Loan Bank 4.79%-5.255% due 7/5-9/22/2006	345,375	343,109
Freddie Mac 4.91%-5.17% due 7/18-9/1/2006	275,641	273,829
CAFCO, LLC 5.03%-5.35% due 7/14-9/6/2006[2]	149,400	148,880
Citigroup Funding Inc. 5.02%-5.14% due 7/14-8/30/2006	85,000	84,607
Clipper Receivables Co., LLC 4.96%-5.40% due 7/7-10/18/2006[2]	233,400	232,508
Ranger Funding Co. LLC 5.03%-5.30% due 7/12-8/11/2006[2]	82,784	82,385
Bank of America Corp 5.27% due 8/23/2006	44,700	44,360
International Lease Finance Corp. 4.94%-5.20% due 7/11-7/31/2006	125,000	124,643
Caterpillar Financial Services Corp. 4.95%-5.00% due 7/3-7/24/2006	108,200	108,068
Variable Funding Capital Corp. 5.02%-5.025% due 7/20-7/27/2006[2]	105,100	104,793
Atlantic Industries 5.16% due 7/28/2006[2]	60,520	60,277
Coca-Cola Co. 4.94%-5.19% due 7/6-8/14/2006	40,100	39,861
FCAR Owner Trust II 4.97%-5.05% due 7/10-7/17/2006	86,700	86,541
U.S. Treasury Bills 4.70% due 7/6-7/20/2006	85,950	85,884
Gannett Co. 5.00%-5.18% due 7/10-7/27/2006[2]	81,000	80,822
HSBC Finance Corp. 4.99% due 7/13/2006	75,000	74,869
Preferred Receivables Funding Corp. 5.05%-5.23% due 7/7-8/8/2006[2]	75,000	74,692
Three Pillars Funding, LLC 5.06%-5.12% due 7/3-7/10/2006[2]	74,103	74,040
Wal-Mart Stores Inc. 4.97%-5.24% due 7/18-8/22/2006[2]	72,800	72,387
NetJets Inc. 4.98%-5.02% due 7/14-7/27/2006[2]	66,600	66,391
BellSouth Corporation 5.24%-5.29% due 8/8-8/14/2006[2]	66,100	65,679
AT&T Inc. 5.12% due 7/13/2006[2]	56,000	55,896
Edison Asset Securitization LLC 5.11% due 8/7/2006[2]	50,000	49,731
Concentrate Manufacturing Co. of Ireland 5.04% due 7/11/2006[2]	32,600	32,550
UnionBanCal Commercial Funding Corp. 5.00% due 7/20/2006	32,200	32,113
Hershey Co. 4.99% due 7/11/2006[2]	30,000	29,954
Anheuser-Busch Companies, Inc. 4.89% due 7/17/2006[2]	25,000	24,941
Hewlett-Packard Co. 5.20% due 7/31/2006[2]	25,000	24,888
3M Co. 5.09% due 8/24/2006	25,000	24,807
Triple-A One Funding Corp. 5.27%-5.29% due 7/24-7/27/2006[2]	22,862	22,777
Federal Farm Credit Banks 5.16% due 8/8/2006	20,000	19,888
IBM Capital Inc. 5.20% due 7/26/2006[2]	15,700	15,641

Total short-term securities (cost: $3,024,047,000)		3,024,004

Total investment securities (cost: $20,115,026,000)		$23,514,994
Other assets less liabilities		23,457

Net assets		$23,538,451

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,319,232,000, which represented 5.60% of the net assets of the fund.

ADR = American Depositary Receipts

Asset Allocation Fund
Investment portfolio

June 30, 2006
unaudited

Common stocks — 69.99%	Shares	Market value (000)

ENERGY — 12.74%
Schlumberger Ltd.	2,459,800	$160,158
Suncor Energy Inc.	1,958,788	158,564
Petro-Canada	2,200,000	104,401
Chevron Corp.	1,234,328	76,602
Marathon Oil Corp.	750,000	62,475
Aventine Renewable Energy, Inc.[1,2]	1,350,000	52,515
Rosetta Resources Inc.[1,2,3]	2,970,000	49,361
Cameco Corp.	1,200,000	47,817
Arch Coal, Inc.	1,000,000	42,370
Royal Dutch Shell PLC, Class A (ADR)	600,000	40,188
CONSOL Energy Inc.	395,000	18,454
Murphy Oil Corp.	200,000	11,172
CNX Gas Corp.[1,2]	125,000	3,750
		827,827

FINANCIALS — 10.60%
Fannie Mae	1,800,000	86,580
State Street Corp.	1,250,000	72,612
Société Générale	465,000	68,320
J.P. Morgan Chase & Co.	1,500,000	63,000
Bank of America Corp.	1,250,000	60,125
Citigroup Inc.	1,200,000	57,888
Marshall & Ilsley Corp.	1,000,000	45,740
Freddie Mac	800,000	45,608
HSBC Holdings PLC (ADR)	500,000	44,175
Mellon Financial Corp.	1,200,000	41,316
Commerce Bancorp, Inc.	1,000,000	35,670
AFLAC Inc.	700,000	32,445
Allstate Corp.	540,000	29,554
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,2]	1,108,618	5,599
		688,632

INFORMATION TECHNOLOGY — 9.37%
Microsoft Corp.	10,500,000	244,650
Hewlett-Packard Co.	1,800,000	57,024
International Business Machines Corp.	600,000	46,092
Oracle Corp.[2]	3,000,000	43,470
Applied Materials, Inc.	2,500,000	40,700
Cisco Systems, Inc.[2]	2,000,000	39,060
Intel Corp.	2,022,725	38,331
Symantec Corp.[2]	2,000,000	31,080
Avnet, Inc.[2]	1,400,000	28,028
CDW Corp.	300,000	16,395
DataPath, Inc.[1,2,4]	1,193,063	13,124
Ceridian Corp.[2]	457,000	11,169
		609,123

HEALTH CARE — 8.70%
Medtronic, Inc.	2,000,000	93,840
Eli Lilly and Co.	1,200,000	66,324
Cardinal Health, Inc.	1,000,000	64,330
Bristol-Myers Squibb Co.	2,000,000	51,720
Roche Holding AG	300,000	49,506
AstraZeneca PLC (ADR) (United Kingdom)	700,000	41,874
AstraZeneca PLC (Sweden)	106,000	6,395
Pfizer Inc	2,000,000	46,940
Sanofi-Aventis	360,000	35,093
Abbott Laboratories	750,000	32,708
Johnson & Johnson	500,000	29,960
CIGNA Corp.	300,000	29,553
Martek Biosciences Corp.[2]	600,000	17,370
		565,613

CONSUMER STAPLES — 6.80%
Altria Group, Inc.	3,100,000	227,633
Walgreen Co.	1,708,900	76,627
C&C Group PLC	4,234,622	36,735
PepsiCo, Inc.	600,000	36,024
Anheuser-Busch Companies, Inc.	750,000	34,193
General Mills, Inc.	600,000	30,996
		442,208

INDUSTRIALS — 5.76%
Boeing Co.	1,550,000	126,961
General Electric Co.	1,700,000	56,032
Deere & Co.	640,000	53,434
Lockheed Martin Corp.	700,000	50,218
Raytheon Co.	1,040,000	46,353
Mitsubishi Corp.	2,000,000	39,944
DigitalGlobe Inc.[1,2,4]	1,225,858	1,226
Delta Air Lines, Inc.[1,2]	48,101	36
		374,204

CONSUMER DISCRETIONARY — 5.73%
Lowe’s Companies, Inc.	1,700,000	103,139
Kohl’s Corp.[2]	1,000,000	59,120
Target Corp.	1,150,000	56,201
Carnival Corp., units	1,200,000	50,088
Toyota Motor Corp.	800,000	41,884
Best Buy Co., Inc.	705,350	38,681
Magna International Inc., Class A	320,000	23,030
		372,143

MATERIALS — 4.77%
BHP Billiton Ltd.	4,775,000	102,845
Rio Tinto PLC	1,112,230	58,732
Sealed Air Corp.	800,000	41,664
Alcan Inc.	875,000	41,073
Alcoa Inc.	1,100,000	35,596
Weyerhaeuser Co.	480,000	29,880
		309,790

TELECOMMUNICATION SERVICES — 3.01%
BellSouth Corp.	2,190,000	79,278
Telephone and Data Systems, Inc.	575,000	23,805
Telephone and Data Systems, Inc., Special Common Shares	575,000	22,368
Verizon Communications Inc.	1,200,000	40,188
Sprint Nextel Corp., Series 1	1,500,000	29,985
COLT Telecom Group SA2,4	51,200	166
		195,790

UTILITIES — 0.74%
Reliant Energy, Inc.[2]	4,000,000	47,920

MISCELLANEOUS — 1.77%
Other common stocks in initial period of acquisition		115,345

Total common stocks (cost: $3,600,832,000)		4,548,595

Preferred stocks — 0.16%

FINANCIALS — 0.16%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,5]	3,905,000	3,728
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,5]	2,250,000	2,365
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,5]	250,000	268
BNP Paribas 5.186% noncumulative[1,5]	2,500,000	2,271
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	60,000	1,576

Total preferred stocks (cost: $10,209,000)		10,208

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	2,250	—

Total rights & warrants (cost: $117,000)		—

	Principal amount	Market value
Bonds & notes — 21.81%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 5.99%
Freddie Mac 6.50% 2016	$1,244	$1,259
Freddie Mac 5.00% 2018	2,885	2,786
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,176	1,207
Freddie Mac 4.789% 2035[5]	8,920	8,683
Freddie Mac 5.00% 2035	3,733	3,487
Freddie Mac 5.802% 2036[5]	6,980	6,910
Freddie Mac 6.00% 2036	53,106	52,272
Government National Mortgage Assn. 8.50% 2021	97	103
Government National Mortgage Assn. 4.00% 2035[5]	5,396	5,257
Government National Mortgage Assn. 4.00% 2035[5]	1,649	1,601
Government National Mortgage Assn. 4.00% 2035[5]	1,530	1,486
Government National Mortgage Assn. 5.50% 2036	24,961	24,087
Government National Mortgage Assn. 6.00% 2036	15,000	14,847
Government National Mortgage Assn. 6.00% 2036	5,000	4,947
Fannie Mae 7.00% 2009	46	46
Fannie Mae 4.89% 2012	10,000	9,577
Fannie Mae 4.00% 2015	7,995	7,443
Fannie Mae 5.50% 2017	3,222	3,169
Fannie Mae 5.00% 2018	8,092	7,825
Fannie Mae 6.00% 2021	1,250	1,254
Fannie Mae 7.00% 2032	682	698
Fannie Mae 5.50% 2033	6,700	6,459
Fannie Mae 5.50% 2036	4,880	4,686
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,842	3,844
Fannie Mae 6.50% 2036	4,092	4,114
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	997	699
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,092	1,112
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.991% 2036[5]	10,063	9,937
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.995% 2036[5]	6,079	5,997
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	7,634	7,564
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,241	2,138
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.663% 2034[5]	1,538	1,505
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,415	2,358
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,709	1,717
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,154
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	2,000	1,968
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,124
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,467	4,261
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	9,842	9,671
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.284% 2036[5]	7,237	7,243
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	7,467	7,123
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	12,939	12,774
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.704% 2033[5]	879	835
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.149% 2034[5]	4,691	4,626
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.71% 2035[5]	8,774	8,625
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,722	7,635
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	1,071	1,044
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	2,217	2,164
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.572% 2034[5]	3,975	3,863
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,597
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,030
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,115
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,671
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034[5]	2,541	2,485
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.251% 2034[5]	3,114	2,996
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,417
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,370	5,171
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[5]	5,000	4,893
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	4,889
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,986	4,867
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,444	4,480
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,347	4,244
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	3,946
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	4,000	3,934
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	4,000	3,773
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1]	3,800	3,702
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,420
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1]	2,000	1,957
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	1,460	1,440
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,546	2,577
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	1,908	2,000
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,909
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,881	1,828
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	1,622	1,560
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,168	1,226
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,056
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[1,5]	611	615
		388,982

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.46%
U.S. Treasury 7.00% 2006	25,000	25,014
U.S. Treasury 3.375% 2008	6,500	6,246
U.S. Treasury 3.875% 2010	164,000	156,505
U.S. Treasury 5.75% 2010	2,500	2,562
U.S. Treasury 4.25% 2013	10,000	9,489
U.S. Treasury 7.25% 2016	2,000	2,316
U.S. Treasury 9.25% 2016	5,000	6,527
U.S. Treasury 8.875% 2017	20,000	26,100
U.S. Treasury 7.875% 2021	22,000	27,679
U.S. Treasury 5.25% 2029	50,000	49,789
Federal Home Loan Bank 4.50% 2012	30,000	28,461
Federal Home Loan Bank 5.625% 2016	6,000	5,932
Fannie Mae 6.25% 2029	3,000	3,247
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,925
Freddie Mac 3.625% 2008	2,000	1,926
		354,718

CONSUMER DISCRETIONARY — 2.56%
General Motors Acceptance Corp. 6.125% 2006	2,810	2,806
Residential Capital Corp. 6.375% 2010	1,000	987
Residential Capital Corp. 6.00% 2011	3,000	2,910
General Motors Corp. 7.20% 2011	1,865	1,660
General Motors Acceptance Corp. 7.25% 2011	3,500	3,397
General Motors Acceptance Corp. 7.00% 2012	3,250	3,088
General Motors Corp. 7.70% 2016	2,875	2,372
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	3,750	3,675
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	2,750	2,767
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,118
Comcast Corp. 5.85% 2015	2,000	1,930
Neiman Marcus Group, Inc. 9.00% 2015[1,7]	4,150	4,357
Cox Communications, Inc. 7.875% 2009	4,000	4,205
LBI Media, Inc. 10.125% 2012	3,900	4,173
Pulte Homes, Inc. 4.875% 2009	3,000	2,896
Pulte Homes, Inc. 7.875% 2011	1,000	1,051
Fisher Communications, Inc. 8.625% 2014	3,750	3,900
American Media Operations, Inc., Series B, 10.25% 2009	2,325	2,180
American Media Operations, Inc. 8.875% 2011	1,715	1,526
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,669
Toll Brothers, Inc. 4.95% 2014	3,750	3,282
William Lyon Homes, Inc. 10.75% 2013	2,500	2,412
William Lyon Homes, Inc. 7.50% 2014	1,000	835
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,122
Young Broadcasting Inc. 10.00% 2011	3,367	3,013
Tenneco Automotive Inc. 8.625% 2014	2,990	2,997
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	2,937
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,896
MGM MIRAGE 6.00% 2009	1,575	1,540
MGM MIRAGE 6.75% 2013[1]	870	834
MGM MIRAGE 6.625% 2015	425	398
Sealy Mattress Co. 8.25% 2014	2,750	2,764
Telenet Communications NV 9.00% 2013	€1,419	1,995
Telenet Group Holding NV 0%/11.50% 2014[1,8]	$844	720
Dollarama Group LP 8.875% 2012[1]	2,650	2,676
Liberty Media Corp. 7.875% 2009	1,250	1,300
Liberty Media Corp. 5.70% 2013	1,500	1,370
Cinemark USA, Inc. 9.00% 2013	2,325	2,453
Warner Music Group 7.375% 2014	2,500	2,437
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,436
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,412
Six Flags, Inc. 9.75% 2013	2,605	2,406
Linens n’ Things, Inc. 10.702% 2014[1,5]	2,500	2,381
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	2,250	2,250
Burlington Coat Factory Holdings, Inc. 11.125% 2014[1]	2,250	2,194
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,173
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,250	2,149
WDAC Subsidiary Corp. 8.375% 2014[1]	1,675	1,654
WDAC Subsidiary Corp. 8.50% 2014	€375	477
Gray Communications Systems, Inc. 9.25% 2011	$2,000	2,090
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,032
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,057
Vidéotron Ltée 6.875% 2014	1,225	1,167
Vidéotron Ltée 6.375% 2015	1,000	917
Buffets, Inc. 11.25% 2010	2,000	2,077
XM Satellite Radio Holdings Inc. 9.75% 2014[1]	2,250	2,070
Seneca Gaming Corp. 7.25% 2012	2,100	2,045
Sun Media Corp. 7.625% 2013	2,000	2,022
Radio One, Inc., Series B, 8.875% 2011	1,935	2,015
Grupo Posadas, SA de CV 8.75% 2011[1]	2,000	2,010
Gaylord Entertainment Co. 8.00% 2013	2,000	2,007
NTL Cable PLC 8.75% 2014	2,000	1,995
Emmis Operating Co. 6.875% 2012	2,000	1,970
Viacom Inc. 6.25% 2016[1]	2,000	1,945
Stoneridge, Inc. 11.50% 2012	2,000	1,930
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	780
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,147
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,767
Aztar Corp. 7.875% 2014	1,500	1,594
AMC Entertainment Inc. 9.50% 2011	1,080	1,066
AMC Entertainment Inc. 9.875% 2012	500	500
Reader’s Digest Assn., Inc. 6.50% 2011	1,500	1,455
WCI Communities, Inc. 9.125% 2012	1,500	1,414
Payless ShoeSource, Inc. 8.25% 2013	1,350	1,402
Cooper-Standard Automotive Inc. 7.00% 2012	1,530	1,377
Lighthouse International Co. SA 8.00% 2014	€975	1,319
Mohegan Tribal Gaming Authority 6.375% 2009	$1,280	1,253
Iesy Repository GmbH 10.125% 2015	€1,000	1,233
News America Inc. 5.30% 2014	$1,165	1,107
Boyd Gaming Corp. 7.75% 2012	1,000	1,014
Delphi Corp. 6.50% 2013[9]	985	773
Carmike Cinemas, Inc., Series B, 7.937% 2012[5]	475	476
PETCO Animal Supplies, Inc. 10.75% 2011	250	265
		166,471

FINANCIALS — 1.38%
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,5]	8,155	7,619
Washington Mutual, Inc. 5.25% 2017	2,000	1,831
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,5]	5,500	5,288
HBOS PLC, Series B, 5.92% (undated)[1,5]	6,500	5,999
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,926
Prudential Holdings, LLC, Series C, 8.695% 2023[1,6]	3,000	3,570
International Lease Finance Corp. 4.35% 2008	1,500	1,457
International Lease Finance Corp. 4.50% 2008	2,000	1,959
International Lease Finance Corp. 5.00% 2012	1,500	1,430
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,857
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,886
SLM Corp., Series A, 4.00% 2010	2,500	2,363
SLM Corp., Series A, 4.50% 2010	2,000	1,908
iStar Financial, Inc. 6.05% 2015	4,000	3,918
Lincoln National Corp. 7.00% 2066[5]	3,515	3,494
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]	3,500	3,306
EOP Operating LP 7.75% 2007	1,000	1,025
EOP Operating LP 4.65% 2010	1,000	949
EOP Operating LP 7.25% 2018	1,000	1,073
HVB Funding Trust I 8.741% 2031[1]	900	1,063
HVB Funding Trust III 9.00% 2031[1]	1,600	1,938
E*TRADE Financial Corp. 7.875% 2015	2,560	2,637
ACE Capital Trust II 9.70% 2030	2,000	2,470
FelCor Lodging LP 8.50% 2011[5]	2,072	2,207
LaBranche & Co Inc. 11.00% 2012	2,000	2,200
Bank of Ireland 6.107% (undated)[1,5]	2,250	2,099
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,045
Wells Fargo & Co. 3.50% 2008	2,000	1,930
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,914
CNA Financial Corp. 7.25% 2023	1,800	1,801
St. Paul Travelers Companies, Inc. 6.25% 2016	1,800	1,796
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,295
Host Marriott, LP, Series I, 9.50% 2007	350	360
Assurant, Inc. 5.625% 2014	1,500	1,441
Fairfax Financial Holdings Ltd. 7.75% 2012	1,550	1,356
Liberty Mutual Group Inc. 6.50% 2035[1]	1,335	1,169
Hospitality Properties Trust 6.75% 2013	1,000	1,025
Federal Realty Investment Trust 6.125% 2007	1,000	1,002
Brandywine Operating Partnership, LP 5.75% 2012	1,000	980
ProLogis 5.625% 2015[1]	1,000	957
Resona Bank, Ltd. 5.85% (undated)[1,5]	1,000	932
Lazard Group LLC 7.125% 2015	880	891
		89,366

TELECOMMUNICATION SERVICES — 1.11%
American Tower Corp. 7.125% 2012	7,840	7,860
American Tower Corp. 7.50% 2012	250	254
Dobson Cellular Systems, Inc. 8.375% 2011[1]	1,500	1,549
American Cellular Corp., Series B, 10.00% 2011	2,250	2,379
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,325
Dobson Communications Corp. 8.875% 2013	1,750	1,728
Qwest Capital Funding, Inc. 7.75% 2006	1,260	1,266
U S WEST Capital Funding, Inc. 6.375% 2008	720	713
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,493
U S WEST Capital Funding, Inc. 6.875% 2028	275	239
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,288
Triton PCS, Inc. 8.50% 2013	5,800	5,350
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,560
Centennial Communications Corp. 10.74% 2013[5]	1,000	1,025
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	1,725	1,669
Koninklijke KPN NV 8.00% 2010	4,000	4,247
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	3,996
SBC Communications Inc. 4.125% 2009	2,250	2,139
AT&T Corp. 7.30% 2011[5]	686	729
SBC Communications Inc. 5.10% 2014	1,125	1,045
Telecom Italia Capital SA 5.25% 2015	4,000	3,627
Windstream Corp. 8.125% 2013[1]	3,250	3,331
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,273
BellSouth Corp. 4.20% 2009	3,000	2,862
Rural Cellular Corp. 9.75% 2010	1,500	1,502
Rural Cellular Corp. 10.899% 2012[1,5]	1,300	1,341
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[1]	2,750	2,709
Millicom International Cellular SA 10.00% 2013	2,010	2,251
Intelsat (Bermuda), Ltd. 8.25% 2013	2,030	2,025
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,720	1,759
Hawaiian Telcom Communications, Inc. 10.789% 2013[5]	175	178
Intelsat PanAmSat Opco 9.00% 2016[1]	1,750	1,785
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,338
MetroPCS, Inc. 12.00% 2007[5]	1,125	1,184
		72,019

INDUSTRIALS — 1.09%
Allied Waste North America, Inc. 8.50% 2008	875	910
Allied Waste North America, Inc., Series B, 5.75% 2011	750	703
Allied Waste North America, Inc., Series B, 6.125% 2014	750	679
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,715
United Air Lines, Inc., Series B, 8.986% 2012[5]	3,750	3,802
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[6,9]	920	537
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,9]	2,246	1,404
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,6]	4,782	4,904
TFM, SA de CV 10.25% 2007	475	492
TFM, SA de CV 9.375% 2012	2,500	2,675
TFM, SA de CV 12.50% 2012	435	482
THL Buildco, Inc. 8.50% 2014	3,230	3,141
Cendant Corp. 6.875% 2006	1,000	1,001
Cendant Corp. 6.25% 2008	2,000	2,019
Raytheon Co. 4.85% 2011	3,000	2,892
Goodman Global Holdings, Inc., Series B, 7.875% 2012	2,960	2,842
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,528	2,642
DRS Technologies, Inc. 6.875% 2013	1,350	1,306
DRS Technologies, Inc. 6.625% 2016	850	827
DRS Technologies, Inc. 7.625% 2018	275	275
Argo-Tech Corp. 9.25% 2011	2,285	2,365
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	811	815
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[6]	426	415
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,132	1,103
CCMG Acquisition Corp. 10.50% 2016[1]	2,125	2,263
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,210
Williams Scotsman, Inc. 8.50% 2015	2,200	2,183
Ahern Rentals, Inc. 9.25% 2013	2,075	2,106
Waste Management, Inc. 6.875% 2009	2,000	2,058
General Electric Capital Corp., Series A, 5.00% 2007	2,000	1,989
UCAR Finance Inc. 10.25% 2012	1,850	1,961
John Deere Capital Corp., Series D, 4.125% 2010	2,000	1,901
K&F Industries, Inc. 7.75% 2014	1,800	1,782
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,745
Accuride Corp. 8.50% 2015	1,740	1,679
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	1,490	1,580
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	100	91
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,663
Jacuzzi Brands, Inc. 9.625% 2010	1,500	1,592
General Dynamics Corp. 4.50% 2010	1,000	961
ACIH, Inc. 0%/11.50% 2012[1,8]	1,060	848
Ashtead Group PLC 8.625% 2015[1]	550	558
		71,116

ASSET-BACKED OBLIGATIONS[6]— 0.90%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.397% 2013[5]	9,860	9,849
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.553% 2035[5]	6,948	6,961
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,074
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,657
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1]	6,860	6,581
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.073% 2033[5]	5,000	5,059
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]	728	710
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]	3,632	3,585
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.552% 2019[1,5]	3,917	3,917
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	518	508
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[1]	1,967	1,931
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[1]	700	687
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	2,992
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,940	2,866
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	2,130	2,108
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.723% 2034[5]	1,079	1,089
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[1]	1,000	1,016
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	955	961
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	750	726
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,9]	5,000	138
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	120	121
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	115	115
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 5.923% 2024[5]	72	72
		58,723

MATERIALS — 0.68%
JSG Funding PLC 9.625% 2012	1,565	1,620
JSG Holdings PLC 11.50% 2015[7]	€3,107	3,953
Graphic Packaging International, Inc. 8.50% 2011	$1,250	1,253
Graphic Packaging International, Inc. 9.50% 2013	1,980	1,970
Covalence Specialty Materials Corp. 10.25% 2016[1]	3,175	3,064
Building Materials Corp. of America, Series B, 8.00% 2007	250	253
Building Materials Corp. of America 8.00% 2008	420	425
Building Materials Corp. of America 7.75% 2014	2,275	2,184
Owens-Illinois, Inc. 7.35% 2008	750	759
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,025
Plastipak Holdings, Inc. 8.50% 2015[1]	2,750	2,764
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	858
Stone Container Corp. 8.375% 2012	500	475
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,305
Equistar Chemicals, LP 10.125% 2008	2,100	2,221
Nalco Co. 7.75% 2011	1,190	1,193
Nalco Co. 8.875% 2013	1,000	1,013
Associated Materials Inc. 9.75% 2012	1,020	1,020
AMH Holdings, Inc. 0%/11.25% 2014[8]	1,860	1,130
Oregon Steel Mills, Inc. 10.00% 2009	2,000	2,100
Weyerhaeuser Co. 7.375% 2032	2,000	2,031
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,255	2,007
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,733
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[6]	1,560	1,257
Earle M. Jorgensen Co. 9.75% 2012	1,100	1,177
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,148
Georgia-Pacific Corp. 8.30% 2013[5]	850	859
Huntsman LLC 11.50% 2012	759	852
Abitibi-Consolidated Co. of Canada 6.00% 2013	950	774
Neenah Paper, Inc. 7.375% 2014	775	717
		44,140

ENERGY — 0.63%
Newfield Exploration Co. 6.625% 2014	1,225	1,173
Newfield Exploration Co. 6.625% 2016	3,925	3,719
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,6]	5,000	4,669
El Paso Corp. 6.375% 2009[1]	150	148
El Paso Energy Corp. 7.75% 2010[1]	875	893
Sonat Inc. 7.625% 2011	125	127
El Paso Energy Corp. 7.375% 2012	2,245	2,239
El Paso Corp. 7.875% 2012	1,125	1,150
Pogo Producing Co. 7.875% 2013[1]	2,075	2,091
Pogo Producing Co. 6.625% 2015	150	139
Pogo Producing Co. 6.875% 2017	1,750	1,630
Northwest Pipeline Corp. 8.125% 2010	1,850	1,933
Williams Companies, Inc. 8.75% 2032	1,660	1,814
Drummond Co., Inc. 7.375% 2016[1]	3,375	3,147
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,425	3,108
Enterprise Products Operating LP 6.875% 2033	2,600	2,550
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[1]	2,060	1,998
Energy Transfer Partners, LP 5.95% 2015	2,000	1,929
Encore Acquisition Co. 6.00% 2015	2,000	1,810
Premcor Refining Group Inc. 7.50% 2015	1,500	1,551
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,481
International Coal Group, Inc. 10.25% 2014[1]	1,250	1,255
Teekay Shipping Corp. 8.875% 2011	625	658
		41,212

UTILITIES — 0.55%
Edison Mission Energy 7.73% 2009	6,750	6,851
Edison Mission Energy 7.50% 2013[1]	3,725	3,669
AES Corp. 9.50% 2009	2,800	2,982
AES Corp. 9.375% 2010	112	120
AES Corp. 8.75% 2013[1]	2,200	2,365
Exelon Corp. 4.45% 2010	1,500	1,429
Exelon Generation Co., LLC 6.95% 2011	1,680	1,753
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,111
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,184
Sierra Pacific Resources 8.625% 2014	550	585
MidAmerican Energy Holdings Co. 6.125% 2036[1]	3,000	2,814
NRG Energy, Inc. 7.25% 2014	2,250	2,199
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,828
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,6]	1,500	1,472
Scottish Power PLC 5.375% 2015	1,500	1,426
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,425
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,353
Electricidad de Caracas Finance BV 10.25% 2014[1]	1,280	1,334
		35,900

INFORMATION TECHNOLOGY — 0.48%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	5,105	5,043
Electronic Data Systems Corp. 7.45% 2029	1,885	1,947
Sanmina-SCI Corp. 6.75% 2013	1,500	1,406
Sanmina-SCI Corp. 8.125% 2016	4,000	3,920
Celestica Inc. 7.875% 2011	3,655	3,609
Celestica Inc. 7.625% 2013	1,145	1,116
SunGard Data Systems Inc. 9.125% 2013[1]	3,140	3,273
Iron Mountain Inc. 7.75% 2015	1,590	1,526
Iron Mountain Inc. 6.625% 2016	980	887
Cisco Systems, Inc. 5.25% 2011	2,375	2,333
Nortel Networks Ltd. 10.125% 2013[1]	1,975	2,019
Sensata Technologies BV 8.00% 2014[1]	2,010	1,950
Solectron Global Finance Ltd 8.00% 2016[1]	1,250	1,238
Serena Software, Inc. 10.375% 2016[1]	658	663
		30,930

CONSUMER STAPLES — 0.45%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,658
Rite Aid Corp. 6.125% 2008[1]	2,125	2,067
Rite Aid Corp. 6.875% 2013	2,500	2,175
Rite Aid Corp. 7.70% 2027	250	206
Vitamin Shoppe Industries, Inc. 12.67% 2012[1,5]	3,130	3,216
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,176
Pathmark Stores, Inc. 8.75% 2012	2,975	2,841
Albertson’s, Inc. 7.45% 2029	2,500	2,160
Dole Food Co., Inc. 7.25% 2010	1,000	900
Dole Food Co., Inc. 8.875% 2011	1,160	1,093
Gold Kist Inc. 10.25% 2014	1,804	1,890
Playtex Products, Inc. 8.00% 2011	1,500	1,560
Playtex Products, Inc. 9.375% 2011	250	262
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,650
Elizabeth Arden, Inc. 7.75% 2014	1,455	1,437
		29,291

HEALTH CARE — 0.41%
Tenet Healthcare Corp. 6.375% 2011	4,850	4,353
Tenet Healthcare Corp. 7.375% 2013	2,440	2,239
Tenet Healthcare Corp. 9.25% 2015[1]	1,550	1,527
Warner Chilcott Corp. 8.75% 2015	2,840	2,939
Cardinal Health, Inc. 5.85% 2017	3,000	2,866
Concentra Operating Corp. 9.50% 2010	2,750	2,860
Accellent Inc. 10.50% 2013	2,540	2,610
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,147
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,000	2,100
HealthSouth Corp. 10.75% 2016[1]	1,500	1,478
Select Medical Corp. 7.625% 2015	1,650	1,444
		26,563

NON-U.S. GOVERNMENT BONDS & NOTES — 0.12%
United Mexican States Government Global 6.75% 2034	8,000	7,800

Total bonds & notes (cost: $1,451,344,000)		1,417,231

Short-term securities — 9.30%

Federal Home Loan Bank 4.905%-5.25% due 7/26-9/13/2006[10]	80,751	80,148
Park Avenue Receivables Co., LLC 5.21% due 7/20/2006[1]	50,000	49,855
Preferred Receivables Funding Corp. 5.19% due 7/18/2006[1]	10,290	10,263
Variable Funding Capital Corp. 5.02% due 7/6/2006[1]	50,000	49,958
3M Co. 5.02% due 7/27/2006	50,000	49,812
CAFCO, LLC 5.04%-5.35% due 7/14-8/28/2006[1]	33,500	33,313
Ciesco LLC 5.23% due 8/24/2006[1,10]	14,200	14,090
Ranger Funding Co. LLC 5.17% due 7/26-8/9/2006[1]	46,400	46,189
Coca-Cola Co. 4.95% due 7/24/2006	20,000	19,933
Atlantic Industries 5.22% due 8/14/2006[1,10]	20,000	19,869
International Lease Finance Corp. 5.04%-5.26% due 8/2-8/10/2006[10]	27,700	27,560
Chevron Funding Corp. 5.06% due 7/27/2006	25,000	24,905
Hewlett-Packard Co. 5.20% due 7/31/2006[1]	25,000	24,888
BellSouth Corp. 5.00% due 7/13/2006[1]	24,300	24,258
Edison Asset Securitization LLC 5.02% due 8/1/2006[1,10]	22,600	22,498
Clipper Receivables Co., LLC 5.08% due 7/10/2006[1]	21,600	21,569
Medtronic Inc. 5.21% due 8/25/2006[1]	20,000	19,843
Hershey Co. 5.23% due 8/29/2006[1]	18,000	17,843
Three Pillars Funding LLC 5.06% due 7/3/2006[1]	15,100	15,094
Fannie Mae 4.94% due 8/2/2006[10]	14,700	14,633
Tennessee Valley Authority 5.15% due 8/3/2006	13,200	13,136
Concentrate Manufacturing Co. of Ireland 5.17% due 7/21/2006[1]	4,800	4,786

Total short-term securities (cost: $604,426,000)		604,443

Total investment securities (cost: $5,666,928,000)		6,580,477
Other assets less liabilities		(82,109)

Net assets		$6,498,368

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $667,230,000, which represented 10.27% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Valued under fair value procedures adopted by authority of the board of trustees.
5Coupon rate may change periodically.
6Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Bond Fund
Investment portfolio

June 30, 2006
unaudited

Bonds & notes — 77.79%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 12.49%
General Motors Nova Scotia Finance Co. 6.85% 2008	$3,500	$3,334
Residential Capital Corp. 6.168% 2009[1]	2,700	2,695
Residential Capital Corp. 6.375% 2010	3,500	3,455
General Motors Acceptance Corp. 7.75% 2010	530	528
Residential Capital Corp. 6.00% 2011	6,000	5,820
General Motors Corp. 7.20% 2011	4,540	4,041
General Motors Acceptance Corp. 7.25% 2011	12,530	12,160
General Motors Acceptance Corp. 6.875% 2012	1,000	943
General Motors Acceptance Corp. 7.00% 2012	3,700	3,516
Residential Capital Corp. 6.50% 2013	3,000	2,948
General Motors Corp. 7.125% 2013	7,710	6,476
General Motors Corp. 7.25% 2013	€1,000	1,060
General Motors Acceptance Corp. 7.431% 2014[1]	$5,000	4,853
General Motors Corp. 7.70% 2016	9,585	7,908
General Motors Corp. 8.80% 2021	2,500	2,137
General Motors Corp. 9.40% 2021	1,000	872
General Motors Corp. 8.375% 2033	1,000	805
Ford Motor Credit Co. 4.875% 2007	€1,350	1,714
Ford Motor Credit Co. 7.375% 2009	$14,625	13,531
Ford Motor Credit Co. 6.638% 2010[1]	3,670	3,346
Ford Motor Credit Co. 7.875% 2010	7,625	7,040
Ford Motor Credit Co. 9.75% 2010[2]	1,750	1,707
DaimlerChrysler North America Holding Corp. 5.74% 2009[1]	5,000	5,007
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,097
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,392
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,721
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,434
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,192
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	1,970
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,889
Royal Caribbean Cruises Ltd. 7.00% 2013	5,615	5,592
Royal Caribbean Cruises Ltd. 7.25% 2016	2,000	1,991
News America Inc. 4.75% 2010	2,000	1,928
News America Holding Inc. 9.25% 2013	2,500	2,898
News America Holding Inc. 8.25% 2018	3,885	4,458
News America Inc. 6.40% 2035	3,000	2,783
News America Inc. 6.75% 2038	1,000	1,018
Clear Channel Communications, Inc. 4.625% 2008	875	857
Clear Channel Communications, Inc. 6.625% 2008	750	756
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,421
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,480
Clear Channel Communications, Inc. 5.50% 2014	5,425	4,919
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,869
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,852
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,088
MGM MIRAGE 6.00% 2009	4,750	4,643
MGM MIRAGE 6.75% 2012	4,000	3,870
MGM MIRAGE 6.75% 2013[2]	1,250	1,198
MGM MIRAGE 5.875% 2014	1,700	1,532
Comcast Cable Communications, Inc. 8.375% 2007	750	766
Tele-Communications, Inc. 9.80% 2012	2,000	2,310
Comcast Corp. 5.85% 2015	5,825	5,620
Comcast Corp. 6.50% 2015	1,750	1,767
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	766
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	278
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	4,000	4,000
Charter Communications, Series B, 7.755% 2013[1]	1,175	1,179
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,377
Delphi Automotive Systems Corp. 6.55% 2006[3]	500	417
Delphi Automotive Systems Corp. 6.50% 2009[3]	7,500	6,300
Delphi Corp. 6.50% 2013[3]	480	377
Delphi Automotive Systems Corp. 7.125% 2029[3]	1,750	1,374
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,394
Harrah’s Operating Co., Inc. 5.625% 2015	4,250	3,938
Cox Communications, Inc. 5.869% 2007[1]	1,750	1,759
Cox Communications, Inc. 7.875% 2009	1,500	1,577
Cox Communications, Inc. 4.625% 2010	1,750	1,671
Cox Communications, Inc. 5.45% 2014	3,500	3,241
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,138
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,702
Liberty Media Corp. 7.75% 2009	1,750	1,812
Liberty Media Corp. 7.875% 2009	2,200	2,289
Liberty Media Corp. 8.25% 2030	2,375	2,285
D.R. Horton, Inc. 8.00% 2009	2,700	2,809
D.R. Horton, Inc. 7.875% 2011	1,100	1,156
Schuler Homes, Inc. 10.50% 2011	250	263
D.R. Horton, Inc. 6.875% 2013	600	599
D.R. Horton, Inc. 6.50% 2016	855	824
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,700	5,401
Radio One, Inc., Series B, 8.875% 2011	4,600	4,790
Radio One, Inc. 6.375% 2013	525	483
Vidéotron Ltée 6.875% 2014	4,125	3,929
Vidéotron Ltée 6.375% 2015	1,000	918
Visteon Corp. 8.25% 2010	3,200	3,008
Visteon Corp. 7.00% 2014	2,000	1,643
NTL Cable PLC 8.75% 2014	1,825	1,820
NTL Cable PLC 8.75% 2014	€1,000	1,305
NTL Cable PLC 9.75% 2014	£700	1,296
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	$2,730	2,761
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	1,575	1,652
K. Hovnanian Enterprises, Inc. 10.50% 2007	1,000	1,051
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,040
K. Hovnanian Enterprises, Inc. 7.50% 2016	225	210
Cinemark USA, Inc. 9.00% 2013	4,000	4,220
Hilton Hotels Corp. 7.625% 2008	695	713
Hilton Hotels Corp. 7.20% 2009	825	843
Hilton Hotels Corp. 8.25% 2011	2,522	2,656
Dex Media, Inc., Series B, 0%/9.00% 2013[4]	1,400	1,186
Dex Media, Inc., Series B, 0%/9.00% 2013[4]	1,250	1,059
R.H. Donnelley Corp., Series A-1, 6.875% 2013[2]	425	393
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,263
R.H. Donnelley Corp., Series A-3, 8.875% 2016[2]	200	203
Grupo Posadas, SA de CV 8.75% 2011[2]	4,000	4,020
AOL Time Warner Inc. 6.875% 2012	1,250	1,293
AOL Time Warner Inc. 7.625% 2031	2,250	2,430
MDC Holdings, Inc. 5.50% 2013	3,885	3,551
Thomson Corp. 6.20% 2012	1,035	1,047
Thomson Corp. 5.50% 2035	2,680	2,324
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,094
Centex Corp. 5.25% 2015	650	585
Centex Corp. 6.50% 2016	2,500	2,434
Kabel Deutschland GmbH 10.625% 2014[2]	2,625	2,782
Toll Brothers, Inc. 4.95% 2014	580	508
Toll Brothers, Inc. 5.15% 2015	2,600	2,273
CSC Holdings, Inc., Series B, 8.125% 2009	750	767
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,005
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	991
American Media Operations, Inc. 8.875% 2011	3,030	2,697
Telenet Communications NV 9.00% 2013	€747	1,050
Telenet Group Holding NV 0%/11.50% 2014[2,4]	$1,635	1,394
American Honda Finance Corp. 5.125% 2010[2]	2,500	2,441
Young Broadcasting Inc. 10.00% 2011	2,716	2,431
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,394
Viacom Inc. 6.25% 2016[2]	2,040	1,984
Viacom Inc. 6.875% 2036[2]	260	252
Dillard’s, Inc. 6.625% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,515
Ryland Group, Inc. 5.375% 2012	2,400	2,219
Staples, Inc. 7.375% 2012	2,000	2,138
Tenneco Automotive Inc. 8.625% 2014	2,000	2,005
Neiman Marcus Group, Inc. 9.00% 2015[2,5]	1,900	1,995
Reader’s Digest Assn., Inc. 6.50% 2011	2,000	1,940
Seminole Tribe of Florida 5.798% 2013[2]	2,000	1,940
Standard Pacific Corp. 5.125% 2009	2,000	1,885
KB Home 6.25% 2015	2,000	1,788
Hyatt Equities, LLC 6.875% 2007[2]	1,500	1,509
Pulte Homes, Inc. 8.125% 2011	1,395	1,478
TRW Automotive Acquisition Corp. 9.375% 2013	1,375	1,468
Adelphia Communications Corp. 10.25% 2006[3]	1,000	540
Adelphia Communications Corp. 10.25% 2011[3]	1,450	841
CanWest Media Inc., Series B, 8.00% 2012	1,358	1,351
LBI Media, Inc. 10.125% 2012	1,250	1,337
Quebecor Media Inc. 7.75% 2016[2]	1,325	1,305
William Lyon Homes, Inc. 7.625% 2012	1,500	1,252
Carnival Corp. 3.75% 2007	500	486
Carnival Corp. 6.15% 2008	750	754
Viacom Inc. 5.625% 2007	1,200	1,199
YUM! Brands, Inc. 7.70% 2012	1,000	1,077
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,061
Six Flags, Inc. 8.875% 2010	1,000	955
Omnicom Group Inc. 5.90% 2016	995	955
Gray Communications Systems, Inc. 9.25% 2011	875	914
Boyd Gaming Corp. 7.75% 2012	750	760
AMC Entertainment Inc. 8.00% 2014	675	622
Toys “R” Us, Inc. 7.875% 2013	525	416
British Sky Broadcasting Group PLC 8.20% 2009	375	398
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	189	195
		365,325

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 11.51%
U.S. Treasury 7.00% 2006	4,000	4,002
U.S. Treasury 3.25% 2007	7,000	6,847
U.S. Treasury 6.25% 2007	33,455	33,638
U.S. Treasury 3.625% 2009	55,250	52,945
U.S. Treasury 3.875% 2009	7,500	7,250
U.S. Treasury 6.00% 2009	7,315	7,498
U.S. Treasury 5.00% 2011	45,490	45,362
U.S. Treasury 5.00% 2011	2,000	1,995
U.S. Treasury 10.375% 2012	1,000	1,068
U.S. Treasury 4.25% 2013	33,250	31,551
U.S. Treasury 4.00% 2014	22,970	21,341
U.S. Treasury 4.50% 2036	50,615	45,396
Freddie Mac 2.875% 2006	37,275	36,829
Freddie Mac 5.50% 2011	9,000	9,015
Fannie Mae 2.625% 2006	6,225	6,159
Fannie Mae 5.25% 2007	12,750	12,698
Fannie Mae 1.75% 2008	¥640,000	5,693
United States Agency for International Development, Republic of Egypt 4.45% 2015	$5,000	4,637
Federal Home Loan Bank 5.625% 2016	2,000	1,977
Small Business Administration, Series 2001-20J, 5.76% 2021[7]	538	540
		336,441

FINANCIALS — 11.03%
AIG SunAmerica Global Financing XII 5.30% 2007[2]	4,000	3,985
AIG SunAmerica Global Financing VII 5.85% 2008[2]	1,000	1,004
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,750
American General Finance Corp. 5.85% 2013	2,500	2,482
American International Group, Inc. 6.25% 2036[2]	2,000	1,923
ILFC E-Capital Trust I 5.90% 2065[1,2]	6,000	5,854
ILFC E-Capital Trust II 6.25% 2065[1,2]	4,875	4,614
Sumitomo Mitsui Banking Corp. 4.375% 2014[1]	€1,645	2,110
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	$18,920	17,676
Washington Mutual, Inc. 5.737% 2012[1]	6,850	6,836
Providian Financial Corp., Series A, 9.525% 2027[2]	750	797
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	11,300	10,864
Santander Issuances, SA Unipersonal 5.805% 2016[2]	7,300	7,247
Abbey National PLC 6.70% (undated)[1]	5,600	5,678
Abbey National PLC 7.35% (undated)[1]	3,000	3,018
J.P. Morgan Chase & Co. 5.75% 2013	750	743
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,754
J.P. Morgan Chase & Co. 4.891% 2015	5,300	5,108
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.649% 2027[1]	5,000	4,821
CIT Group Inc. 3.65% 2007	3,585	3,487
CIT Group Inc. 5.75% 2007	1,500	1,500
CIT Group Inc. 6.875% 2009	2,500	2,578
CIT Group Inc. 7.75% 2012	750	814
CIT Group Inc. 5.40% 2013	4,000	3,875
HBOS PLC 5.375% (undated)[1,2]	2,750	2,608
HBOS PLC, Series B, 5.92% (undated)[1,2]	9,200	8,490
Bank of Scotland 7.00% (undated)[1,2]	480	486
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,2]	11,476	10,909
Resona Bank, Ltd. 3.75% 2015[1]	€1,015	1,266
Resona Bank, Ltd. 4.125% (undated)[1]	970	1,180
Resona Bank, Ltd. 5.85% (undated)[1,2]	$6,465	6,026
Household Finance Corp. 4.125% 2009	2,000	1,905
HSBC Finance Corp. 4.625% 2010	1,500	1,439
Household Finance Corp. 6.375% 2011	1,000	1,023
HSBC Finance Capital Trust IX 5.911% 2035[1]	4,000	3,824
Lazard Group LLC 7.125% 2015	6,840	6,924
ZFS Finance (USA) Trust I 6.15% 2065[1,2]	5,000	4,795
ZFS Finance (USA) Trust II 6.45% 2065[2]	2,000	1,833
Rouse Co. 3.625% 2009	1,140	1,065
Rouse Co. 7.20% 2012	3,860	3,890
Rouse Co. (TRC) 6.75% 2013[2]	1,500	1,468
iStar Financial, Inc. 7.00% 2008	950	965
iStar Financial, Inc. 8.75% 2008	309	325
iStar Financial, Inc. 5.375% 2010	3,500	3,420
iStar Financial, Inc. 6.00% 2010	750	748
iStar Financial, Inc., Series B, 5.125% 2011	1,000	958
Citigroup Inc. 4.25% 2009	3,000	2,889
Citigroup Inc. 4.125% 2010	3,000	2,855
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,035
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,502
Nationwide Life Insurance Co. 5.35% 2007[2]	1,000	998
North Front Pass Through Trust 5.81% 2024[1,2]	3,125	2,976
Nationwide Mutual Insurance Co. 7.875% 2033[2]	750	834
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,761
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,634
ProLogis Trust 7.05% 2006	250	250
ProLogis 5.50% 2012	2,500	2,437
ProLogis 5.50% 2013	2,000	1,944
Lincoln National Corp. 7.00% 2066[1]	4,650	4,622
New York Life Global Funding 3.875% 2009[2]	2,250	2,157
New York Life Global Funding 4.625% 2010[2]	2,500	2,405
HVB Funding Trust I 8.741% 2031[2]	1,245	1,470
HVB Funding Trust III 9.00% 2031[2]	2,500	3,029
CNA Financial Corp. 6.75% 2006	230	231
CNA Financial Corp. 6.60% 2008	1,736	1,764
CNA Financial Corp. 5.85% 2014	2,575	2,433
Downey Financial Corp. 6.50% 2014	4,500	4,424
Bank of America Corp. 4.375% 2010	3,000	2,853
MBNA Corp., Series F, 6.125% 2013	1,500	1,524
Development Bank of Singapore Ltd. 7.875% 2009[2]	4,000	4,214
Met Life Global Funding I 2.60% 2008[2]	4,450	4,192
PRICOA Global Funding I 4.20% 2010[2]	2,750	2,614
Prudential Holdings, LLC, Series C, 8.695% 2023[2,7]	1,250	1,488
Capital One Financial Corp. 4.738% 2007	3,000	2,972
Capital One Financial Corp. 8.75% 2007	800	813
Capital One Capital I 6.699% 2027[1,2]	250	252
XL Capital Ltd. 5.25% 2014	1,130	1,044
Twin Reefs Asset Trust (XLFA), Series B, 6.17% (undated)[1,2]	2,500	2,500
Simon Property Group, LP 4.875% 2010	1,000	965
Simon Property Group, LP 5.375% 2011	2,500	2,440
USA Education, Inc. 5.625% 2007	3,250	3,247
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	3,000	3,064
ERP Operating LP 4.75% 2009	1,000	974
ERP Operating LP 6.625% 2012	2,000	2,072
ACE INA Holdings Inc. 5.875% 2014	1,080	1,045
ACE INA Holdings Inc. 6.70% 2036	2,050	1,972
E*TRADE Financial Corp. 7.375% 2013	1,900	1,909
E*TRADE Financial Corp. 7.875% 2015	1,050	1,082
US Bank National Assn. 4.40% 2008	3,000	2,936
Hospitality Properties Trust 6.75% 2013	1,500	1,537
Hospitality Properties Trust 6.30% 2016	1,300	1,283
Kimco Realty Corp. 6.00% 2012	500	502
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,292
Kazkommerts International BV 7.00% 2009[2]	500	496
Kazkommerts International BV 7.875% 2014[2]	800	790
Kazkommerts International BV 8.00% 2015[2]	1,250	1,219
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	489
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,030
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	947
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,379
EOP Operating LP 8.10% 2010	500	538
EOP Operating LP 6.75% 2012	750	775
EOP Operating LP 4.75% 2014	1,000	908
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,192
Shinsei Bank, Ltd. 3.75% 2016	€1,030	1,266
Shinsei Bank, Ltd. 3.75% 2016[1]	675	830
Liberty Mutual Group Inc. 6.50% 2035[2]	$2,380	2,084
Allstate Financial Global Funding LLC 5.25% 2007[2]	750	749
Allstate Financial Global Funding LLC 4.25% 2008[2]	1,250	1,215
Rodamco Europe Finace BV 3.75% 2012	€1,600	1,946
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	1,595	1,935
Plum Creek Timberlands, LP 5.875% 2015	$2,000	1,914
Developers Diversified Realty Corp. 3.875% 2009	1,000	952
Developers Diversified Realty Corp. 4.625% 2010	1,000	953
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	2,000	1,903
Marsh & McLennan Companies, Inc. 5.75% 2015	1,800	1,702
Zions Bancorporation 5.50% 2015	740	707
Zions Bancorporation 6.00% 2015	1,000	993
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,500	1,477
City National Corp. 5.125% 2013	1,500	1,434
Banco Santander-Chile 5.375% 2014[2]	1,500	1,429
TuranAlem Finance BV 7.75% 2013[2]	1,000	976
TuranAlem Finance BV 8.50% 2015[2]	375	370
First Industrial, LP 6.875% 2012	1,250	1,288
ReliaStar Financial Corp. 8.00% 2006	250	252
ING Security Life Institutional Funding 2.70% 2007[2]	1,000	980
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,005
Chohung Bank 4.50% 2014[1]	1,030	971
Assurant, Inc. 5.625% 2014	1,000	961
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	750	748
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]	750	670
Bank of Ireland 6.107% (undated)[1,2]	600	560
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	500	519
Advanta Capital Trust I, Series B, 8.99% 2026	500	506
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	380
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	271
National Westminster Bank PLC 7.75% (undated)[1]	250	256
		322,466

MORTGAGE-BACKED OBLIGATIONS[7]— 8.93%
Fannie Mae, Series 2000-T5B, 7.30% 2010	6,500	6,907
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	4,983
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,885
Fannie Mae 10.00% 2018	15	17
Fannie Mae 6.00% 2021	910	913
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[1]	183	201
Fannie Mae 7.00% 2026	68	70
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	225	231
Fannie Mae 7.50% 2031	36	37
Fannie Mae, Series 2001-20, Class C, 12.009% 2031[1]	120	133
Fannie Mae 5.00% 2035	3,301	3,087
Fannie Mae 5.50% 2035	1,663	1,602
Fannie Mae 5.50% 2036	18,930	18,176
Fannie Mae 5.50% 2036	4,757	4,568
Fannie Mae 6.50% 2036	21	21
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	164	167
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	148	151
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	225	230
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,780	5,515
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.011% 2035[1]	2,960	2,962
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,740	2,617
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,580	2,547
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,586	2,540
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,089	2,063
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	4,163	4,101
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,804	3,785
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	3,161	3,087
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,897	2,867
Freddie Mac 4.00% 2015	2,383	2,209
Freddie Mac 5.00% 2035	6,113	5,708
Freddie Mac 5.00% 2035	6,105	5,701
Freddie Mac 5.50% 2035	3,027	2,907
Freddie Mac 5.50% 2035	3,025	2,905
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,157	2,120
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,481	2,354
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,993	2,094
Government National Mortgage Assn. 6.00% 2036	19,000	18,800
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,074
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	1,719	1,671
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	6,731
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,170	1,184
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,497
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,878
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	3,250	3,065
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	3,000	2,875
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	6,300	6,138
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.982% 2036[1]	8,162	8,117
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.557% 2037[2]	2,000	1,934
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,450
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,382
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,601
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,131	2,056
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	771
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,893
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	496	483
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 2037[1]	3,894	3,818
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.583% 2045[1]	2,789	2,798
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	500	491
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	6,000	5,948
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,801	1,775
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	4,307	4,226
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,086
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	1,750	1,716
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	3,000	2,970
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.118% 2033[1]	848	830
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034[1]	1,016	994
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	3,000	2,859
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	2,953	2,901
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	1,212	1,205
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036[1]	3,921	3,868
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,840
Nykredit 4.00% 2035	DKr23,923	3,714
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	$707	716
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	892	901
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,572	1,651
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.038% 2035[1]	3,150	3,118
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	2,933
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,421	1,478
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.595% 2034[1]	1,306	1,276
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,623
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	2,503	2,623
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.42% 2030[1]	1,250	1,288
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.42% 2030[1]	1,000	1,030
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034[1]	2,035	1,946
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.067% 2045[1]	1,682	1,699
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	279	282
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,284
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,265
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	968	994
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	849	859
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	790
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	744	729
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	716	715
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	712	711
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	534
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	509
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[1,2]	108	109
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	83	83
		261,246

NON-U.S. GOVERNMENT BONDS & NOTES — 6.26%
German Government 4.50% 2006	€12,330	$15,780
German Government 5.25% 2008	5,650	7,397
German Government 5.25% 2011	1,750	2,364
German Government 4.25% 2014	5,530	7,186
Korean Government 4.00% 2010	KRW7,540,000	7,674
Korean Government 5.00% 2011	7,685,000	8,082
Korean Government 4.25% 2014	8,765,000	8,769
United Mexican States Government Global 9.875% 2010	$1,000	1,127
United Mexican States Government, Series MI10, 9.50% 2014	MXP130,500	11,871
United Mexican States Government Global 11.375% 2016	$1,920	2,621
United Mexican States Government Global 5.625% 2017	1,500	1,399
United Mexican States Government, Series M20, 10.00% 2024	MXP22,000	2,043
United Mexican States Government Global 7.50% 2033	$1,080	1,150
United Kingdom 7.50% 2006	£2,980	5,570
United Kingdom 4.75% 2015	2,030	3,757
United Kingdom 4.75% 2020	1,340	2,498
United Kingdom 4.75% 2038	2,240	4,451
Spanish Government 4.25% 2007	€11,395	14,711
French Government O.A.T. Eurobond 4.75% 2035	8,685	11,825
Polish Government 5.75% 2010	PLN36,825	11,693
Japanese Government 0.50% 2007	¥872,300	7,627
Japanese Government 2.30% 2035	380,400	3,176
Thai Government 4.125% 2009	THB146,380	3,684
Thai Government 5.00% 2014	68,105	1,717
Thai Government 5.40% 2016	83,125	2,136
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,159
Israeli Government 7.50% 2014	ILS21,870	5,202
Russian Federation 8.25% 2010	$3,111	3,239
Russian Federation 8.25% 2010[2]	1,778	1,851
Panama (Republic of) Global 7.125% 2026	390	378
Panama (Republic of) Global 9.375% 2029	1,000	1,185
Panama (Republic of) Global 6.70% 2036	2,805	2,581
Singapore (Republic of) 3.125% 2011	S$3,060	1,915
Singapore (Republic of) 3.75% 2016	2,985	1,913
Argentina (Republic of) 4.278% 2012[1]	$2,000	1,625
Canadian Government 4.25% 2026[8]	C$1,000	1,556
El Salvador (Republic of) 7.65% 2035[2]	$1,250	1,206
Dominican Republic 9.04% 2018[2,5]	1,069	1,122
Brazil (Federal Republic of) Global 10.25% 2013	375	445
Brazil (Federal Republic of) Global 11.00% 2040	500	621
State of Qatar 9.75% 2030	500	698
		183,004

TELECOMMUNICATION SERVICES — 5.94%
Sprint Capital Corp. 4.78% 2006	1,500	1,498
Nextel Communications, Inc., Series E, 6.875% 2013	6,410	6,455
Nextel Communications, Inc., Series D, 7.375% 2015	26,790	27,287
Sprint Capital Corp. 6.875% 2028	1,250	1,263
SBC Communications Inc. 5.38% 2008[1]	1,625	1,629
SBC Communications Inc. 4.125% 2009	2,500	2,377
AT&T Corp. 7.30% 2011[1]	6,580	6,993
SBC Communications Inc. 5.10% 2014	2,700	2,509
SBC Communications Inc. 5.625% 2016	1,750	1,662
Qwest Capital Funding, Inc. 7.75% 2006	625	628
U S WEST Capital Funding, Inc. 6.375% 2008	100	99
Qwest Capital Funding, Inc. 7.90% 2010	3,820	3,820
Qwest Capital Funding, Inc. 7.25% 2011	3,950	3,861
Qwest Corp. 8.875% 2012	1,250	1,325
Qwest Capital Funding, Inc. 7.625% 2021	500	466
U S WEST Capital Funding, Inc. 6.875% 2028	2,300	1,995
American Tower Corp. 7.25% 2011	1,825	1,875
American Tower Corp. 7.125% 2012	5,250	5,263
American Tower Corp. 7.50% 2012	4,500	4,567
Dobson Cellular Systems, Inc. 8.375% 2011[2]	2,500	2,581
American Cellular Corp., Series B, 10.00% 2011	4,750	5,023
Dobson Cellular Systems, Inc. 9.875% 2012	500	530
Dobson Communications Corp. 8.875% 2013	688	679
Telefónica Emisiones, SAU 5.984% 2011	5,000	4,987
Telefónica Emisiones, SAU 7.045% 2036	3,000	3,008
France Télécom 7.75% 2011[1]	6,500	6,989
Telecom Italia SpA 6.25% 2012	€920	1,258
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,546
Telecom Italia Capital SA 4.95% 2014	2,500	2,242
Telecom Italia Capital SA 5.25% 2015	1,000	907
Rogers Wireless Inc. 7.25% 2012	3,825	3,873
Rogers Wireless Inc. 7.50% 2015	1,975	2,005
Rogers Cantel Inc. 9.75% 2016	500	579
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,935
Hawaiian Telcom Communications, Inc. 10.789% 2013[1]	2,195	2,228
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,184
Cingular Wireless LLC 5.625% 2006	1,000	1,000
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,038
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,140
Windstream Corp. 8.625% 2016[2]	5,100	5,240
Cincinnati Bell Inc. 7.25% 2013	5,250	5,197
Intelsat (Bermuda), Ltd. 9.614% 2012[1]	3,325	3,375
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,771
BellSouth Corp. 4.75% 2012	1,250	1,161
BellSouth Corp. 6.55% 2034	3,000	2,866
MetroPCS, Inc. 12.00% 2007[1]	900	947
MetroPCS, Inc. 9.25% 2011[1]	3,000	3,060
Centennial Cellular Corp. 10.75% 2008	324	330
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,058
Centennial Communications Corp. 10.74% 2013[1]	500	513
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	2,000	1,935
Triton PCS, Inc. 9.375% 2011	1,000	720
Triton PCS, Inc. 8.50% 2013	3,250	2,998
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,087
Deutsche Telekom International Finance BV 8.125% 2012[1]	€835	1,257
Deutsche Telekom International Finance BV 8.25% 2030[1]	$1,250	1,447
Intelsat PanAmSat Opco 9.00% 2016[2]	2,500	2,550
NTELOS Inc., Series B, 7.48% 2011[1]	2,494	2,497
ALLTEL Corp. 4.656% 2007	1,600	1,589
Verizon Global Funding Corp. 7.75% 2030	1,230	1,330
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	1,000	1,072
TELUS Corp. 8.00% 2011	750	813
Koninklijke KPN NV 8.00% 2010	750	796
Singapore Telecommunications Ltd. 6.375% 2011[2]	750	764
		173,677

INDUSTRIALS — 5.30%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	$1,000	$999
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[7]	3,570	3,661
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	1,684	1,576
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	2,746	2,733
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	3,316	3,331
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	1,204	1,193
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[7]	1,703	1,662
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	744	740
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,419	2,529
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	2,338	2,468
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,490	2,538
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	9,475	10,050
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	1,091	999
AMR Corp. 10.00% 2021	1,200	1,125
Delta Air Lines, Inc. 8.00% 2007[2,3]	1,500	420
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012	1,000	931
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[7]	328	304
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	10,798	10,917
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	1,837	1,869
Allied Waste North America, Inc. 8.50% 2008	4,750	4,940
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,182
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	937
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,810
Allied Waste North America, Inc. 7.25% 2015	2,000	1,920
Cendant Corp. 6.25% 2008	4,200	4,239
Cendant Corp. 7.375% 2013	5,405	5,921
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,249
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,013
General Electric Co. 5.00% 2013	2,750	2,638
General Electric Capital Corp., Series A, 5.223% 2016[1]	2,000	2,003
General Electric Capital Corp., Series A, 5.53% 2026[1]	3,000	3,010
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,7]	246	123
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	1,100	1,101
United Air Lines, Inc., Series B, 8.986% 2012[1]	5,275	5,348
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	894	893
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,584	1,591
Hutchison Whampoa International Ltd. 7.00% 2011[2]	500	520
Hutchison Whampoa International Ltd. 6.50% 2013[2]	6,750	6,844
Terex Corp. 9.25% 2011	1,250	1,334
Terex Corp. 7.375% 2014	6,000	6,000
TFM, SA de CV 10.25% 2007	2,445	2,531
TFM, SA de CV 9.375% 2012	3,150	3,370
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[7]	990	939
BNSF Funding Trust I 6.613% 2055[1]	4,900	4,615
American Standard Inc. 8.25% 2009	1,700	1,794
American Standard Inc. 7.625% 2010	2,300	2,403
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,7]	1,232	1,264
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,7]	2,041	2,103
THL Buildco, Inc. 8.50% 2014	3,225	3,136
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,947
Kansas City Southern Railway Co. 7.50% 2009	750	754
Tyco International Group SA 6.125% 2008	2,375	2,391
Northwest Airlines, Inc. 9.875% 2007[3]	1,000	510
Northwest Airlines, Inc. 7.875% 2008[3]	1,000	505
Northwest Airlines, Inc. 10.00% 2009[3]	2,750	1,341
H-Lines Finance Holding Corp. 0%/11.00% 2013[4]	2,600	2,242
Waste Management, Inc. 7.00% 2006	1,000	1,003
Waste Management, Inc. 7.375% 2010	650	686
WMX Technologies, Inc. 7.10% 2026	500	526
CCMG Acquisition Corp. 8.875% 2014[2]	2,000	2,060
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[7]	493	503
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[7]	1,488	1,366
Bombardier Inc. 6.30% 2014[2]	2,100	1,837
Williams Scotsman, Inc. 8.50% 2015	1,500	1,489
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,469
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,369	1,431
Standard Aero Holdings, Inc. 8.25% 2014	1,575	1,410
K&F Industries, Inc. 7.75% 2014	1,400	1,386
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[7]	1,000	1,002
Qantas Airways Ltd. 6.05% 2016[2]	900	873
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,7]	563	549
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,3]	250	—
		155,096

MATERIALS — 3.64%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,410
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,707
Abitibi-Consolidated Co. of Canada 8.829% 2011[1]	3,500	3,430
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,175	7,501
JSG Funding PLC 9.625% 2012	575	595
JSG Funding PLC 7.75% 2015	€3,000	3,593
JSG Funding PLC 7.75% 2015	$2,000	1,820
JSG Holdings PLC 11.50% 2015[5]	€3,420	4,351
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$8,275	7,365
Owens-Brockway Glass Container Inc. 8.875% 2009	2,500	2,588
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,354
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,581
Stone Container Corp. 9.75% 2011	$816	843
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,885
Stone Container Corp. 8.375% 2012	250	237
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,520
Norske Skogindustrier ASA 7.625% 2011[2]	4,000	4,044
Norske Skogindustrier ASA 6.125% 2015[2]	1,500	1,344
Rhodia SA 8.00% 2010	€1,300	1,731
Rhodia 10.25% 2010	$1,625	1,743
Rhodia SA 9.25% 2011	€1,172	1,565
UPM-Kymmene Corp. 5.625% 2014[2]	$4,500	4,258
Georgia-Pacific Corp. 7.449% 2012[1]	1,020	1,021
Georgia-Pacific Corp. 8.30% 2013[1]	3,075	3,106
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,484
Graphic Packaging International, Inc. 9.50% 2013	500	497
Lyondell Chemical Co. 9.50% 2008	1,355	1,399
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	778
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,500	1,618
International Paper Co. 5.85% 2012	3,640	3,588
Weyerhaeuser Co. 5.95% 2008	533	534
Weyerhaeuser Co. 7.375% 2032	2,565	2,604
Stora Enso Oyj 6.404% 2016[2]	700	680
Stora Enso Oyj 7.25% 2036[2]	2,265	2,218
United States Steel Corp. 9.75% 2010	2,103	2,250
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	309
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,530
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	383
Neenah Paper, Inc. 7.375% 2014	2,325	2,151
Plastipak Holdings, Inc. 8.50% 2015[2]	2,000	2,010
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,990
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,950
Building Materials Corp. of America 7.75% 2014	$2,000	1,920
Airgas, Inc. 6.25% 2014	2,000	1,880
Steel Dynamics, Inc. 9.50% 2009	1,750	1,805
Associated Materials Inc. 9.75% 2012	1,750	1,750
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[4]	1,044	822
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	708
Domtar Inc. 7.125% 2015	1,500	1,312
Cytec Industries Inc. 6.00% 2015	1,150	1,094
Oregon Steel Mills, Inc. 10.00% 2009	1,000	1,050
Allegheny Technologies, Inc. 8.375% 2011	500	519
		106,425

ENERGY — 3.17%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,7]	4,534	4,355
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	63	60
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	675	742
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,7]	360	396
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	7,500	7,006
Premcor Refining Group Inc. 9.25% 2010	3,750	3,992
Premcor Refining Group Inc. 6.125% 2011	2,000	2,009
Premcor Refining Group Inc. 6.75% 2011	2,700	2,771
Premcor Refining Group Inc. 9.50% 2013	650	711
Premcor Refining Group Inc. 6.75% 2014	2,000	2,023
Premcor Refining Group Inc. 7.50% 2015	275	284
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,7]	6,250	6,070
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	3,000	2,914
Williams Companies, Inc. 6.375% 2010[2]	1,000	980
Williams Companies, Inc. 7.125% 2011	500	503
Williams Partners LP 7.50% 2011[2]	2,950	2,972
Williams Companies, Inc. 8.125% 2012	4,030	4,201
Energy Transfer Partners, LP 5.95% 2015	8,555	8,252
El Paso Corp. 6.375% 2009[2]	150	148
El Paso Energy Corp. 7.75% 2010[2]	1,500	1,530
El Paso Energy Corp. 7.375% 2012	100	100
El Paso Natural Gas Co. 7.50% 2026	175	172
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,862
Southern Natural Gas Co. 7.35% 2031	1,000	964
Southern Natural Gas Co. 8.00% 2032	1,325	1,376
Qatar Petroleum 5.579% 2011[2]	5,500	5,475
Pogo Producing Co. 7.875% 2013[2]	1,325	1,335
Pogo Producing Co. 6.625% 2015	100	93
Pogo Producing Co. 6.875% 2017	4,000	3,725
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,7]	4,302	4,181
Newfield Exploration Co. 6.625% 2014	1,000	958
Newfield Exploration Co. 6.625% 2016	3,250	3,079
Petroleum Export Ltd., Class A-3, 5.265% 2011[2,7]	3,969	3,851
Teekay Shipping Corp. 8.875% 2011	3,100	3,263
Encore Acquisition Co. 6.00% 2015	2,500	2,262
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,045
Pemex Project Funding Master Trust 6.625% 2035[2]	2,000	1,812
Gulfstream Natural Gas System LLC 6.19% 2025[2]	1,220	1,182
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	954
Drummond Co., Inc. 7.375% 2016[2]	950	886
Reliance Industries Ltd., Series B, 10.25% 2097	500	664
Overseas Shipholding Group, Inc. 8.25% 2013	525	547
		92,705

UTILITIES — 2.74%
AES Corp. 9.50% 2009	695	740
AES Corp. 9.375% 2010	4,019	4,320
AES Corp. 8.75% 2013[2]	6,350	6,826
AES Corp. 9.00% 2015[2]	350	378
AES Red Oak, LLC, Series A, 8.54% 2019[7]	911	965
AES Ironwood, LLC 8.857% 2025[7]	1,154	1,252
AES Red Oak, LLC, Series B, 9.20% 2029[7]	2,500	2,713
Mission Energy Holding Co. 13.50% 2008	1,525	1,708
Edison Mission Energy 7.73% 2009	1,500	1,523
Edison Mission Energy 7.75% 2016[2]	6,000	5,925
Midwest Generation, LLC, Series B, 8.56% 2016[7]	1,691	1,777
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,461
Southern Power Co., Series B, 6.25% 2012	6,000	6,055
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,873
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	143
Nevada Power Co., Series M, 5.95% 2016[2]	1,450	1,382
American Electric Power Co., Inc. 5.75%/4.709% 2007[1]	5,000	4,940
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,743
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,464
NRG Energy, Inc. 7.25% 2014	725	709
NRG Energy, Inc. 7.375% 2016	3,275	3,201
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,569
Constellation Energy Group, Inc. 4.55% 2015	1,080	958
MidAmerican Energy Holdings Co. 5.00% 2014	2,200	2,059
MidAmerican Energy Holdings Co. 6.125% 2036[2]	1,500	1,407
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,453
Exelon Generation Co., LLC 6.95% 2011	1,300	1,357
Cilcorp Inc. 8.70% 2009	1,000	1,079
Union Electric Co. 5.25% 2012	1,495	1,448
Veolia Environnement 4.875% 2013	€1,630	2,109
Duke Capital Corp. 6.25% 2013	$1,000	1,011
Duke Capital Corp. 5.50% 2014	1,000	964
SP PowerAssets Ltd. 3.80% 2008[2]	2,000	1,916
Mirant Americas Generation, Inc. 8.30% 2011	1,500	1,489
Scottish Power PLC 5.375% 2015	1,230	1,169
Israel Electric Corp. Ltd. 7.70% 2018[2]	1,000	1,068
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,030
Oncor Electric Delivery Co. 6.375% 2012	800	808
		79,992

ASSET-BACKED OBLIGATIONS[7]— 1.86%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	3,000	2,925
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	3,250	3,103
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	5,000	4,863
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,061
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,607
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	4,500	4,439
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	4,000	3,980
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	923	928
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	2,880	2,940
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	146	145
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	3,000	2,966
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,876
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,665
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.633% 2035[1]	2,500	2,507
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,166
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.553% 2035[1]	2,070	2,074
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	2,000	1,947
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[3]	1,686	1,652
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,500	1,524
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	1,072	1,046
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.603% 2033[1]	908	909
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.899% 2010[1,2]	750	754
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	364	355
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	86	86
		54,518

INFORMATION TECHNOLOGY — 1.73%
Electronic Data Systems Corp. 6.334% 2006	2,000	2,001
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	10,025	9,904
Electronic Data Systems Corp. 7.45% 2029	1,250	1,291
Celestica Inc. 7.875% 2011	5,650	5,579
Celestica Inc. 7.625% 2013	3,450	3,364
Sanmina-SCI Corp. 6.75% 2013	5,500	5,156
Sanmina-SCI Corp. 8.125% 2016	425	417
Xerox Corp. 7.125% 2010	5,000	5,063
Motorola, Inc. 7.625% 2010	239	256
Motorola, Inc. 8.00% 2011	2,000	2,195
Motorola, Inc. 7.50% 2025	500	548
Motorola, Inc. 5.22% 2097	250	189
SunGard Data Systems Inc. 9.125% 2013[2]	3,000	3,127
Jabil Circuit, Inc. 5.875% 2010	3,060	3,037
Sabre Holdings Corp. 6.35% 2016	3,180	2,980
Freescale Semiconductor, Inc. 6.875% 2011	2,400	2,424
Nortel Networks Ltd.10.75% 2016[2]	1,550	1,585
Cisco Systems, Inc. 5.25% 2011	1,500	1,474
Exodus Communications, Inc. 11.625% 2010[3,6]	377	—
		50,590

HEALTH CARE — 1.51%
Columbia/HCA Healthcare Corp. 7.00% 2007	2,500	2,527
HCA Inc. 5.50% 2009	6,150	5,957
HCA Inc. 6.50% 2016	2,000	1,859
Concentra Operating Corp. 9.50% 2010	4,000	4,160
Concentra Operating Corp. 9.125% 2012	3,250	3,380
Tenet Healthcare Corp. 6.375% 2011	1,000	897
Tenet Healthcare Corp. 9.875% 2014	1,600	1,608
Tenet Healthcare Corp. 9.25% 2015[2]	750	739
Humana Inc. 7.25% 2006	1,500	1,501
Humana Inc. 6.45% 2016	1,500	1,487
Aetna Inc. 5.75% 2011	3,000	2,982
Mylan Laboratories Inc. 5.75% 2010	3,000	2,873
Wyeth 5.50% 2016	3,000	2,869
Amgen Inc. 4.00% 2009	2,500	2,378
Triad Hospitals, Inc. 7.00% 2012	2,250	2,250
HealthSouth Corp. 11.418% 2014[1,2]	875	877
HealthSouth Corp. 10.75% 2016[2]	875	862
Universal Health Services, Inc. 7.125% 2016	1,200	1,208
Cardinal Health, Inc. 5.85% 2017	1,235	1,180
Warner Chilcott Corp. 8.75% 2015	1,000	1,035
UnitedHealth Group Inc. 5.20% 2007	1,000	998
WellPoint, Inc. 5.25% 2016	625	587
		44,214

CONSUMER STAPLES — 1.40%
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	780
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,475	5,989
Delhaize America, Inc. 8.125% 2011	6,100	6,446
Spectrum Brands, Inc. 7.375% 2015	7,375	6,029
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,216
Ahold Finance U.S.A., Inc. 8.25% 2010	2,000	2,095
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	130	132
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	1,790	1,778
Stater Bros. Holdings Inc. 8.829% 2010[1]	2,550	2,595
Stater Bros. Holdings Inc. 8.125% 2012	1,000	992
SUPERVALU INC. 7.50% 2012	1,800	1,782
Albertson’s, Inc. 7.45% 2029	1,000	864
Albertson’s, Inc. 8.00% 2031	1,000	906
CVS Corp. 6.117% 2013[2,7]	1,294	1,286
CVS Corp. 5.298% 2027[2,7]	1,752	1,618
Rite Aid Corp. 6.875% 2013	2,125	1,849
Tyson Foods, Inc. 6.60% 2016	1,500	1,469
Gold Kist Inc. 10.25% 2014	1,371	1,436
Duane Reade Inc. 9.829% 2010[1]	1,000	975
Tesco PLC 5.50% 2033	£330	625
		40,862

MUNICIPALS — 0.28%
State of Winsonsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	2,920	3,098
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	1,500	1,623
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,540
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,523	1,485
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	401	399
		8,145

Total bonds & notes (cost: $2,311,813,000)		2,274,706

Convertible securities — 0.25%	Shares or principal amount	Market value (000)

CONSUMER DISCRETIONARY — 0.10%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	$1,973
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	625
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	378
		2,976

INFORMATION TECHNOLOGY — 0.08%
Conexant Systems, Inc. 4.00% convertible notes 2007	1,500,000	1,483
SCI Systems, Inc. 3.00% convertible debentures 2007	1,000,000	972
		2,455

TELECOMMUNICATION SERVICES — 0.07%
American Tower Corp. 5.00% convertible debentures 2010	2,000,000	1,998

Total convertible securities (cost: $6,440,000)		7,429

Preferred stocks — 2.91%	Shares

FINANCIALS — 2.91%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	15,050,000	14,368
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	6,430,000	6,888
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	6,075,000	6,387
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	10,090,000	9,217
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,030,000	9,006
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	4,650,000	4,991
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]	1,415,000	1,363
Fannie Mae, Series O, 7.065% preferred[2]	100,000	5,394
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	4,250,000	4,655
BNP Paribas 5.186% noncumulative[1,2]	2,200,000	1,998
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	1,175,000	1,204
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	850,000	947
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	3,750,000	3,985
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	3,500,000	3,168
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	2,500,000	2,620
Wachovia Capital Trust III 5.80%	2,450,000	2,380
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	65,000	1,834
HVB Funding Trust VIII 7.055%[1]	900,000	1,281
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,105
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	750,000	800
First Republic Capital Corp., Series A, 10.50% preferred[2]	750	788
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	20,000	525
		84,904

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,9]	55	8

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[9]	5,000	3

Total preferred stocks (cost: $85,940,000)		84,915

Common stocks — 0.21%	Shares	Market value (000)

UTILITIES — 0.12%
Drax Group PLC[9]	231,144	$3,509

TELECOMMUNICATION SERVICES — 0.02%
Sprint Nextel Corp., Series 1	33,726	674
XO Holdings, Inc.[9]	1,134	5
		679

INDUSTRIALS — 0.01%
DigitalGlobe Inc.[2,6,9]	306,464	306
Delta Air Lines, Inc.[2,9]	60,887	46
		352

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[9]	32,500	110

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,9]	16,114	4

MISCELLANEOUS — 0.05%
Other common stocks in initial period of acquisition		1,431

Total common stocks (cost: $3,173,000)		6,085

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	2,273	2
XO Holdings, Inc., Series B, warrants, expire 2010[9]	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010[9]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[2,6,9]	1,000	—

Total rights & warrants (cost: $52,000)		3

Short-term securities — 18.69%	Principal amount (000)

Federal Home Loan Bank 4.915%-5.02% due 7/12-8/4/2006	$75,900	75,642
Gannett Co. 5.00% due 7/7-7/13/2006[2]	36,800	36,755
Coca-Cola Co. 5.00% due 8/14/2006	20,000	19,872
Atlantic Industries 4.92% due 7/6/2006[2]	13,100	13,089
Variable Funding Capital Corp. 5.03%-5.23% due 7/14-7/24/2006[2]	33,000	32,922
Hershey Co. 4.95%-5.05% due 7/5-7/21/2006[2]	32,500	32,452
NetJets Inc. 4.98% due 7/12-7/18/2006[2]	28,600	28,534
Clipper Receivables Co., LLC 5.05%-5.07% due 7/12-7/25/2006[2]	28,600	28,534
3M Co. 5.00%-5.02% due 7/20-7/26/2006	28,300	28,205
E.I. duPont de Nemours and Co. 5.03% due 7/17/2006[2]	25,000	24,941
Hewlett-Packard Co. 5.21% due 7/31/2006[2]	25,000	24,888
Ranger Funding Co. LLC 5.30% due 8/11/2006[2,10]	25,000	24,845
Wal-Mart Stores Inc. 5.05% due 7/11/2006[2]	23,500	23,464
Concentrate Manufacturing Co. of Ireland 5.20% due 7/20/2006[2]	21,000	20,939
CAFCO, LLC 5.06% due 7/25/2006[2]	14,400	14,350
Ciesco LLC 5.29% due 8/17/2006[2]	6,600	6,553
International Lease Finance Corp. 5.28%-5.29% due 8/28/2006	20,800	20,622
Park Avenue Receivables Co., LLC 5.04% due 7/6/2006[2]	20,000	19,983
Caterpillar Financial Services Corp. 5.20% due 8/3/2006[10]	19,200	19,106
Harley-Davidson Funding Corp. 5.09% due 8/2/2006[2,10]	13,500	13,437
Target Corp. 5.20% due 7/10/2006	13,400	13,381
Scripps (E.W.) Co. 5.00%-5.28% due 7/3-7/6/2006[2]	13,100	13,090
Three Pillars Funding, LLC 5.28% due 7/3/2006[2]	9,300	9,296
FCAR Owner Trust I 5.04% due 7/14/2006	1,700	1,697

Total short-term securities (cost: $546,599,000)		546,597

Total investment securities (cost: $2,954,017,000)		2,919,735
Other assets less liabilities		4,279

Net assets		$2,924,014

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $782,363,000, which represented 26.76% of the net assets of the fund.
3Scheduled interest and/or principal payment was not received.
4Step bond; coupon rate will increase at a later date.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
8Index-linked bond whose principal amount moves with a government retail price index.
9Security did not produce income during the last 12 months.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

High-Income Bond Fund
Investment portfolio

June 30, 2006
unaudited

Bonds & notes — 83.86%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 24.85%
General Motors Acceptance Corp. 6.125% 2006	$1,840	$1,837
General Motors Corp. 7.20% 2011	2,765	2,461
General Motors Acceptance Corp. 7.25% 2011	10,704	10,388
General Motors Acceptance Corp. 6.875% 2012	300	283
General Motors Acceptance Corp. 7.00% 2012	2,800	2,661
General Motors Corp. 7.125% 2013	2,420	2,033
General Motors Corp. 7.25% 2013	€400	424
General Motors Acceptance Corp. 7.431% 2014[1]	$1,650	1,601
General Motors Corp. 7.70% 2016	8,125	6,703
General Motors Corp. 8.80% 2021	1,200	1,026
General Motors Corp. 8.25% 2023	250	202
General Motors Corp. 8.375% 2033	700	563
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	168
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	688
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	1,000	535
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	1,875	1,875
Charter Communications, Series B, 7.735% 2013[1]	2,425	2,434
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,058	3,977
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	1,250	1,258
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	531
R.H. Donnelley Inc. 10.875% 2012[3]	2,500	2,756
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	212
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	212
R.H. Donnelley Corp., Series A-2, 6.875% 2013[3]	1,275	1,179
R.H. Donnelley Corp., Series A-1, 6.875% 2013[3]	400	370
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,601
R.H. Donnelley Corp., Series A-3, 8.875% 2016[3]	675	684
Mirage Resorts, Inc. 6.75% 2007	550	555
Mirage Resorts, Inc. 6.75% 2008	500	505
MGM MIRAGE 6.00% 2009	2,375	2,322
MGM MIRAGE 6.75% 2012	1,050	1,016
MGM MIRAGE 6.75% 2013[3]	2,580	2,474
MGM MIRAGE 6.625% 2015	1,175	1,102
K. Hovnanian Enterprises, Inc. 10.50% 2007	625	657
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,828
K. Hovnanian Enterprises, Inc. 6.25% 2015	400	353
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,309
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,135	1,991
Young Broadcasting Inc. 10.00% 2011	7,467	6,683
Cinemark USA, Inc. 9.00% 2013	4,545	4,795
Cinemark, Inc. 0%/9.75% 2014[2]	2,000	1,560
Linens n’ Things, Inc. 10.702% 2014[1,3]	6,650	6,334
American Media Operations, Inc., Series B, 10.25% 2009	3,415	3,202
American Media Operations, Inc. 8.875% 2011	3,480	3,097
J.C. Penney Co., Inc. 8.00% 2010	750	800
J.C. Penney Co., Inc. 9.00% 2012	1,871	2,147
J.C. Penney Co., Inc. 7.65% 2016	1,650	1,796
J.C. Penney Co., Inc. 7.625% 2097	1,000	996
CanWest Media Inc., Series B, 8.00% 2012	5,266	5,240
Telenet Communications NV 9.00% 2013	€2,129	2,992
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$2,142	1,826
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,652
Tenneco Automotive Inc. 8.625% 2014	3,060	3,068
Sun Media Corp. 7.625% 2013	2,000	2,023
Quebecor Media Inc. 7.75% 2016[3]	2,725	2,684
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,705	4,458
Neiman Marcus Group, Inc. 9.00% 2015[3,4]	4,070	4,273
Emmis Operating Co. 6.875% 2012	4,250	4,186
Delphi Automotive Systems Corp. 6.50% 2009[5]	3,500	2,940
Delphi Corp. 6.50% 2013[5]	555	436
Delphi Automotive Systems Corp. 6.55% 2006[5]	250	209
Delphi Automotive Systems Corp. 7.125% 2029[5]	750	589
Radio One, Inc., Series B, 8.875% 2011	4,000	4,165
Liberty Media Corp. 7.875% 2009	1,900	1,977
Liberty Media Corp. 5.70% 2013	1,000	913
Liberty Media Corp. 8.25% 2030	1,050	1,010
Burlington Coat Factory Holdings, Inc. 11.125% 2014[3]	3,850	3,754
Bon-Ton Stores, Inc. 10.25% 2014[3]	3,900	3,637
Ford Motor Credit Co. 5.80% 2009	1,000	914
Ford Motor Credit Co. 7.375% 2009	750	694
Ford Motor Credit Co. 7.875% 2010	2,125	1,962
Sealy Mattress Co. 8.25% 2014	3,550	3,568
NTL Cable PLC 8.75% 2014	1,350	1,347
NTL Cable PLC 8.75% 2014	€500	652
NTL Cable PLC 9.75% 2014	£300	555
NTL Inc. 10.30% 2016[1]	$1,000	1,000
Grupo Posadas, SA de CV 8.75% 2011[3]	3,450	3,467
Royal Caribbean Cruises Ltd. 7.00% 2007	725	735
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,444
Royal Caribbean Cruises Ltd. 8.75% 2011	275	297
Royal Caribbean Cruises Ltd. 6.875% 2013	750	739
Reader’s Digest Assn., Inc. 6.50% 2011	3,300	3,201
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,520
Mohegan Tribal Gaming Authority 7.125% 2014	575	559
Vidéotron Ltée 6.875% 2014	1,995	1,900
Vidéotron Ltée 6.375% 2015	1,220	1,119
Viacom Inc. 5.75% 2011[3]	3,000	2,950
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,918
Dollarama Group LP 8.875% 2012[3]	2,750	2,778
Toys “R” Us, Inc. 7.625% 2011	1,000	817
Toys “R” Us, Inc. 10.34% 2012[1]	1,750	1,750
Toys “R” Us, Inc. 7.875% 2013	240	190
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,666
Visteon Corp. 8.25% 2010	2,800	2,632
Iesy Repository GmbH 10.125% 2015	€500	616
Iesy Repository GmbH 10.375% 2015[3]	$2,000	1,920
William Lyon Homes, Inc. 10.75% 2013	1,750	1,689
William Lyon Homes, Inc. 7.50% 2014	750	626
Riddell Bell Holdings Inc. 8.375% 2012	2,200	2,178
Kabel Deutschland GmbH 10.625% 2014[3]	2,000	2,120
Six Flags, Inc. 9.75% 2013	930	859
Six Flags, Inc. 9.625% 2014	1,350	1,235
Stoneridge, Inc. 11.50% 2012	2,150	2,075
Boyd Gaming Corp. 7.75% 2012	1,000	1,014
Boyd Gaming Corp. 8.75% 2012	500	526
Boyd Gaming Corp. 6.75% 2014	500	477
Warner Music Group 7.375% 2014	2,000	1,950
Fisher Communications, Inc. 8.625% 2014	1,860	1,934
Technical Olympic USA, Inc. 10.375% 2012	2,000	1,930
Gaylord Entertainment Co. 8.00% 2013	1,445	1,450
Gaylord Entertainment Co. 6.75% 2014	500	471
Aztar Corp. 7.875% 2014	1,750	1,859
Clear Channel Communications, Inc. 5.75% 2013	695	653
Clear Channel Communications, Inc. 5.50% 2014	1,305	1,183
WDAC Subsidiary Corp. 8.375% 2014[3]	1,450	1,432
WDAC Subsidiary Corp. 8.50% 2014	€250	318
LBI Media, Inc. 10.125% 2012	$1,600	1,712
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	1,775	1,695
AMC Entertainment Inc. 9.50% 2011	767	757
AMC Entertainment Inc. 9.875% 2012	375	375
AMC Entertainment Inc. 8.00% 2014	500	461
D.R. Horton, Inc. 8.00% 2009	875	910
D.R. Horton, Inc. 7.875% 2011	300	315
Schuler Homes, Inc. 10.50% 2011	250	263
D.R. Horton, Inc. 6.875% 2013	75	75
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	1,500	1,500
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,575	1,488
XM Satellite Radio Holdings Inc. 9.75% 2014[3]	1,525	1,403
PETCO Animal Supplies, Inc. 10.75% 2011	1,300	1,378
Buffets, Inc. 11.25% 2010	1,150	1,195
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,121	1,180
Adelphia Communications Corp. 10.25% 2011[5]	450	261
Century Communications Corp. 0% 2003[5]	1,000	905
Dillard’s, Inc. 6.625% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	350	379
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,061
Standard Pacific Corp. 5.125% 2009	1,000	942
Lighthouse International Co. SA 8.00% 2014	€675	913
Cooper-Standard Automotive Inc. 7.00% 2012	$1,000	900
Hilton Hotels Corp. 7.625% 2008	265	272
Hilton Hotels Corp. 7.20% 2009	610	624
WCI Communities, Inc. 9.125% 2012	700	660
WCI Communities, Inc. 7.875% 2013	250	221
KB Home 6.25% 2015	950	849
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	750	787
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	758	785
TRW Automotive Acquisition Corp. 9.375% 2013	607	648
Harrah’s Operating Co., Inc. 7.125% 2007	250	252
Harrah’s Operating Co., Inc. 5.625% 2015	400	371
YUM! Brands, Inc. 7.70% 2012	500	538
Warnaco, Inc. 8.875% 2013	500	510
Payless ShoeSource, Inc. 8.25% 2013	475	493
Ryland Group, Inc. 5.375% 2008	500	493
Boyds Collection, Ltd., Series B, 9.00% 2008[5,6]	2,389	478
Carmike Cinemas Inc., Series B, 7.937% 2012[1]	325	326
Education Management Corp. 10.25% 2016[3]	125	125
Key Plastics Holdings, Inc., Series B, 10.25% 2007[5,6]	4,000	0
		249,310

TELECOMMUNICATION SERVICES — 10.82%
American Tower Corp. 7.25% 2011	3,675	3,776
American Tower Corp. 7.125% 2012	8,115	8,135
American Tower Corp. 7.50% 2012	1,925	1,954
Qwest Capital Funding, Inc. 7.75% 2006	260	261
U S WEST Capital Funding, Inc. 6.375% 2008	730	723
Qwest Capital Funding, Inc. 7.00% 2009	2,250	2,222
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,660
Qwest Capital Funding, Inc. 7.25% 2011	3,850	3,763
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,470
U S WEST Capital Funding, Inc. 6.875% 2028	1,325	1,149
Qwest Capital Funding, Inc. 7.75% 2031	370	348
Dobson Cellular Systems, Inc. 8.375% 2011[3]	1,000	1,032
American Cellular Corp., Series B, 10.00% 2011	2,425	2,564
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,187
Dobson Communications Corp. 8.875% 2013	2,712	2,678
Nextel Partners, Inc. 8.125% 2011	1,000	1,051
Nextel Communications, Inc., Series E, 6.875% 2013	505	509
Nextel Communications, Inc., Series D, 7.375% 2015	6,750	6,875
Intelsat , Ltd. 9.614% 2012[1]	1,550	1,573
Intelsat , Ltd. 8.25% 2013	2,615	2,609
Intelsat , Ltd. 8.625% 2015	1,685	1,698
Intelsat , Ltd. 9.25% 2016[3]	1,500	1,556
Intelsat , Ltd. 11.25% 2016[3]	500	515
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[3]	7,875	7,757
Centennial Cellular Corp. 10.75% 2008	704	718
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,793
Centennial Communications Corp. 10.74% 2013[1]	2,450	2,511
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	2,600	2,515
Windstream Corp. 8.125% 2013[3]	3,250	3,331
Windstream Corp. 8.625% 2016[3]	3,625	3,725
Triton PCS, Inc. 9.375% 2011	800	576
Triton PCS, Inc. 8.50% 2013	6,625	6,112
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,260	2,311
Hawaiian Telcom Communications, Inc. 10.789% 2013[1]	1,725	1,751
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	447
SBC Communications Inc. 4.125% 2009	2,500	2,377
AT&T Corp. 9.05% 2011[1]	1,444	1,535
Rogers Wireless Inc. 7.25% 2012	600	607
Rogers Wireless Inc. 7.50% 2015	3,175	3,223
MetroPCS, Inc. 12.00% 2007[1]	1,250	1,316
MetroPCS, Inc. 9.25% 2011[1]	1,300	1,326
Cincinnati Bell Inc. 7.25% 2013	2,625	2,599
Intelsat PanAmSat Opco 9.00% 2016[3]	2,200	2,244
Rural Cellular Corp. 9.75% 2010	1,250	1,252
Rural Cellular Corp. 10.899% 2012[1,3]	850	877
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,740	1,805
Millicom International Cellular SA 10.00% 2013	1,320	1,478
France Télécom 7.75% 2011[1]	1,000	1,075
NTELOS 7.48% 2011[1]	997	999
		108,568

INDUSTRIALS — 9.93%
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	700	662
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	831	835
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	1,458	1,432
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	763	756
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[7]	5,429	5,296
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	2,009	1,998
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	1,062	1,110
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	468	494
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	740	721
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[7]	1,855	1,804
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	3,370	3,574
AMR Corp. 9.00% 2016	1,000	980
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	3,531	3,233
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	479	480
United Airlines, Series B, 8.986% 2012[1]	4,850	4,917
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	1,335	1,332
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	2,773	2,784
Allied Waste North America, Inc. 8.50% 2008	1,875	1,950
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	970
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,406
Allied Waste North America, Inc., Series B, 6.125% 2014	1,500	1,357
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	2,960
Allied Waste North America, Inc. 7.25% 2015	100	96
NTK Holdings Inc. 0%/10.75% 2014[2]	5,250	3,826
THL Buildco, Inc. 8.50% 2014	2,835	2,757
DRS Technologies, Inc. 6.875% 2013	2,175	2,104
DRS Technologies, Inc. 6.625% 2016	2,000	1,945
DRS Technologies, Inc. 7.625% 2018	425	425
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	3,979
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,713	3,880
TFM, SA de CV 10.25% 2007	365	378
TFM, SA de CV 9.375% 2012	2,150	2,301
TFM, SA de CV 12.50% 2012	820	908
CCMG Acquisition Corp. 10.50% 2016[3]	2,850	3,035
United Rentals (North America), Inc., Series B, 6.50% 2012	2,600	2,470
United Rentals (North America), Inc. 7.75% 2013	500	478
Goodman Global Holdings, Inc., Series B, 7.875% 2012	2,630	2,525
Goodman Global Holdings, Inc., Series B, 8.329% 2012[1]	359	361
Terex Corp. 9.25% 2011	1,500	1,601
Terex Corp., Class B, 10.375% 2011	167	177
Terex Corp. 7.375% 2014	1,000	1,000
Standard Aero Holdings, Inc. 8.25% 2014	2,755	2,466
Quebecor World Inc. 8.75% 2016[3]	2,635	2,418
K&F Industries, Inc. 7.75% 2014	2,390	2,366
American Standard Inc. 8.25% 2009	1,500	1,583
American Standard Inc. 7.625% 2010	500	522
Ashtead Group PLC 8.625% 2015[3]	1,675	1,700
Kansas City Southern Railway Co. 9.50% 2008	685	721
Kansas City Southern Railway Co. 7.50% 2009	865	869
Northwest Airlines, Inc. 9.875% 2007[5]	1,000	510
Northwest Airlines, Inc. 7.875% 2008[5]	665	336
Northwest Airlines, Inc. 10.00% 2009[5]	1,000	488
Northwest Airlines, Inc. 8.875% 2006[5]	500	248
Argo-Tech Corp. 9.25% 2011	1,410	1,459
Williams Scotsman, Inc. 8.50% 2015	1,425	1,414
UCAR Finance Inc. 10.25% 2012	1,230	1,304
Accuride Corp. 8.50% 2015	1,115	1,076
FTI Consulting, Inc. 7.625% 2013	1,000	1,018
Jacuzzi Brands, Inc. 9.625% 2010	950	1,008
ACIH, Inc. 0%/11.50% 2012[2,3]	1,225	980
Bombardier Inc. 6.75% 2012[3]	900	833
Ahern Rentals, Inc. 9.25% 2013	675	685
Delta Air Lines, Inc. 8.00% 2007[3,5]	1,250	350
		99,651

MATERIALS — 8.98%
JSG Funding PLC 9.625% 2012	1,526	1,579
JSG Funding PLC 7.75% 2015	1,000	910
JSG Funding PLC 7.75% 2015	€ 750	898
JSG Holdings PLC 11.50% 2015[4]	5,285	6,723
Owens-Illinois, Inc. 8.10% 2007	$500	505
Owens-Brockway Glass Container Inc. 8.875% 2009	445	461
Owens-Illinois, Inc. 7.50% 2010	1,275	1,253
Owens-Brockway Glass Container Inc. 7.75% 2011	2,425	2,455
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,596
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	474
Abitibi-Consolidated Co. of Canada 5.25% 2008	$700	658
Abitibi-Consolidated Finance LP 7.875% 2009	767	738
Abitibi-Consolidated Inc. 8.55% 2010	680	648
Abitibi-Consolidated Co. of Canada 8.829% 2011[1]	1,000	980
Abitibi-Consolidated Co. of Canada 6.00% 2013	100	82
Abitibi-Consolidated Co. of Canada 8.375% 2015	3,675	3,372
Nalco Co. 7.75% 2011	3,740	3,749
Nalco Co. 8.875% 2013	500	506
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[2]	1,900	1,435
Building Materials Corp. of America 8.00% 2008	1,200	1,215
Building Materials Corp. of America 7.75% 2014	3,850	3,696
Graphic Packaging International, Inc. 8.50% 2011	3,500	3,509
Graphic Packaging International, Inc. 9.50% 2013	1,270	1,264
Plastipak Holdings, Inc. 8.50% 2015[3]	4,585	4,608
Georgia-Pacific Corp. 7.449% 2012[1]	597	598
Georgia-Pacific Corp. 8.30% 2013[1]	3,625	3,661
Associated Materials Inc. 9.75% 2012	3,160	3,160
AMH Holdings, Inc. 0%/11.25% 2014[2]	1,650	1,002
Stone Container Corp. 9.75% 2011	365	377
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	175	165
Stone Container Corp. 8.375% 2012	630	599
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,925	2,633
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	4,150	3,693
Lyondell Chemical Co. 9.50% 2008	589	608
Equistar Chemicals, LP 10.125% 2008	525	555
Lyondell Chemical Co. 10.50% 2013	2,000	2,210
Earle M. Jorgensen Co. 9.75% 2012	3,150	3,370
Rhodia SA 8.00% 2010	€700	$932
Rhodia 10.25% 2010	$1,072	1,150
Rhodia 8.875% 2011	540	541
Oregon Steel Mills, Inc. 10.00% 2009	2,200	2,310
Rockwood Specialties Group, Inc. 7.50% 2014	1,400	1,379
Rockwood Specialties Group, Inc. 7.625% 2014	€700	910
United States Steel Corp. 9.75% 2010	$2,103	2,250
Domtar Inc. 7.125% 2015	2,550	2,231
Covalence Specialty Materials Corp. 10.25% 2016[3]	2,075	2,002
Ainsworth Lumber Co. Ltd. 7.25% 2012	500	413
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,025	1,549
Neenah Paper, Inc. 7.375% 2014	1,950	1,804
Cytec Industries Inc. 6.00% 2015	1,150	1,094
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	995
Chemtura Corp. 6.875% 2016	1,000	971
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[2]	500	394
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	425
Allegheny Technologies, Inc. 8.375% 2011	750	778
Airgas, Inc. 6.25% 2014	750	705
Steel Dynamics, Inc. 9.50% 2009	500	516
Huntsman LLC 11.50% 2012	379	425
AEP Industries Inc. 7.875% 2013	400	403
		90,122

INFORMATION TECHNOLOGY — 5.20%
Sanmina-SCI Corp. 6.75% 2013	2,000	1,875
Sanmina-SCI Corp. 8.125% 2016	7,050	6,909
Celestica Inc. 7.875% 2011	5,350	5,283
Celestica Inc. 7.625% 2013	2,250	2,194
SunGard Data Systems Inc. 9.125% 2013[3]	4,250	4,431
SunGard Data Systems Inc. 10.25% 2015[3]	1,000	1,039
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	4,470	4,416
Electronic Data Systems Corp. 7.45% 2029	500	517
Xerox Corp. 7.125% 2010	3,565	3,610
Xerox Corp. 7.625% 2013	1,000	1,012
Serena Software, Inc. 10.375% 2016[3]	4,199	4,230
Nortel Networks Ltd. 9.76% 2011[1,3]	1,250	1,278
Nortel Networks Ltd. 10.125% 2013[3]	1,325	1,355
Nortel Networks Ltd. 10.75% 2016[3]	775	792
Sensata Technologies BV 8.00% 2014[3]	2,595	2,517
Solectron Global Finance Ltd 8.00% 2016[3]	2,425	2,401
Lucent Technologies Inc. 7.25% 2006	2,000	2,010
Freescale Semiconductor, Inc. 6.875% 2011	1,700	1,717
Motorola, Inc. 7.625% 2010	80	86
Motorola, Inc. 8.00% 2011	625	686
Motorola, Inc. 7.50% 2025	200	219
Motorola, Inc. 5.22% 2097	650	490
Iron Mountain Inc. 7.75% 2015	1,060	1,018
Jabil Circuit, Inc. 5.875% 2010	875	868
Amkor Technology, Inc. 7.125% 2011	945	861
Flextronics International Ltd. 6.50% 2013	200	191
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.579% 2011[1]	175	167
		52,172

ENERGY — 5.19%
Williams Companies, Inc. 6.375% 2010[3]	$1,000	$980
Williams Companies, Inc. 6.99% 2010[1,3]	1,500	1,526
Northwest Pipeline Corp. 8.125% 2010	1,375	1,437
Williams Partners LP 7.50% 2011[3]	3,825	3,854
Williams Companies, Inc. 8.125% 2012	950	990
Williams Companies, Inc. 7.875% 2021	250	255
Williams Companies, Inc. 8.75% 2032	1,100	1,202
Pogo Producing Co. 7.875% 2013[3]	3,700	3,728
Pogo Producing Co. 6.625% 2015	225	209
Pogo Producing Co. 6.875% 2017	3,100	2,887
El Paso Corp. 6.375% 2009[3]	1,725	1,703
El Paso Energy Corp. 7.75% 2010[3]	1,645	1,678
Sonat Inc. 7.625% 2011	75	76
El Paso Energy Corp. 7.375% 2012	695	693
El Paso Corp. 7.875% 2012	825	844
El Paso Natural Gas Co. 7.50% 2026	50	49
El Paso CGP Corp. 6.95% 2028[3]	1,000	897
Southern Natural Gas Co. 7.35% 2031	700	675
Southern Natural Gas Co. 8.00% 2032	125	130
Premcor Refining Group Inc. 9.25% 2010	1,200	1,278
Premcor Refining Group Inc. 6.125% 2011	1,500	1,507
Premcor Refining Group Inc. 6.75% 2011	1,650	1,693
Premcor Refining Group Inc. 9.50% 2013	675	738
Premcor Refining Group Inc. 6.75% 2014	1,000	1,011
Premcor Refining Group Inc. 7.50% 2015	350	362
Newfield Exploration Co., Series B, 7.45% 2007	250	252
Newfield Exploration Co. 7.625% 2011	500	509
Newfield Exploration Co. 6.625% 2014	1,325	1,269
Newfield Exploration Co. 6.625% 2016	4,250	4,027
Drummond Co., Inc. 7.375% 2016[3]	4,650	4,336
Encore Acquisition Co. 6.00% 2015	2,350	2,127
Teekay Shipping Corp. 8.875% 2011	1,725	1,816
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,875	1,702
Massey Energy Co. 6.875% 2013[3]	1,500	1,402
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[3]	1,350	1,309
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	941	1,035
International Coal Group, Inc. 10.25% 2014[3]	750	753
Overseas Shipholding Group, Inc. 8.25% 2013	650	678
Peabody Energy Corp. 5.875% 2016	500	460
		52,077

CONSUMER STAPLES — 4.35%
Rite Aid Corp. 6.125% 2008[3]	750	729
Rite Aid Corp. 9.50% 2011	1,000	1,043
Rite Aid Corp. 6.875% 2013	3,375	2,936
Rite Aid Corp. 9.25% 2013	875	844
Rite Aid Corp. 7.50% 2015	300	290
Rite Aid Corp. 7.70% 2027	500	413
Dole Food Co., Inc. 7.25% 2010	1,050	945
Dole Food Co., Inc. 8.875% 2011	4,388	4,136
Stater Bros. Holdings Inc. 8.829% 2010[1]	1,100	1,119
Stater Bros. Holdings Inc. 8.125% 2012	2,850	2,829
SUPERVALU INC. 7.50% 2012	1,500	1,485
Albertson’s, Inc. 7.45% 2029	1,750	1,512
Albertson’s, Inc. 8.00% 2031	1,000	906
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	122
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,300	3,052
Vitamin Shoppe Industries, Inc, 12.67% 2012[1,3]	3,030	3,113
Spectrum Brands, Inc. 7.375% 2015	3,000	2,452
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	2,235	2,229
Gold Kist Inc. 10.25% 2014	1,982	2,076
Pathmark Stores, Inc. 8.75% 2012	2,050	1,958
Duane Reade Inc. 9.829% 2010[1]	2,000	1,950
Playtex Products, Inc. 9.375% 2011	1,800	1,883
Delhaize America, Inc. 8.125% 2011	1,480	1,564
Ahold Finance U.S.A., Inc. 6.25% 2009	410	407
Ahold Finance U.S.A., Inc. 8.25% 2010	790	828
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	25	25
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,125	1,238
Elizabeth Arden, Inc. 7.75% 2014	965	953
Constellation Brands, Inc. 8.125% 2012	375	387
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[3,5,7]	269	218
		43,642

UTILITIES — 4.30%
Mission Energy Holding Co. 13.50% 2008	2,100	2,352
Edison Mission Energy 7.73% 2009	6,325	6,420
Edison Mission Energy 7.50% 2013[3]	4,200	4,137
Edison Mission Energy 7.75% 2016[3]	1,300	1,284
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,343
AES Corp. 9.50% 2009	1,646	1,753
AES Corp. 9.375% 2010	747	803
AES Corp. 8.75% 2013[3]	7,100	7,633
AES Gener SA 7.50% 2014	750	754
AES Red Oak, LLC, Series A, 8.54% 2019[7]	455	483
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	161
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,638	2,869
Sierra Pacific Resources 8.625% 2014	875	931
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	262
Nevada Power Co., Series M, 5.95% 2016[3]	500	476
NRG Energy, Inc. 7.25% 2014	2,125	2,077
NRG Energy, Inc. 7.375% 2016	2,300	2,248
PSEG Energy Holdings Inc. 8.625% 2008	2,880	2,966
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,7]	1,469	1,426
Mirant Americas Generation, Inc. 8.30% 2011	950	943
Electricidad de Caracas Finance BV 10.25% 2014[3]	735	766
		43,087

FINANCIALS — 4.15%
Providian Financial Corp., Series A, 9.525% 2027[3]	3,500	3,717
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,3]	6,000	5,768
E*TRADE Financial Corp. 7.375% 2013	225	226
E*TRADE Financial Corp. 7.875% 2015	3,935	4,053
Host Marriott, LP, Series G, 9.25% 2007	75	78
Host Marriott, LP, Series I, 9.50% 2007	100	103
Host Marriott, LP, Series M, 7.00% 2012	2,970	2,959
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,126
TuranAlem Finance BV 7.875% 2010	1,500	1,515
TuranAlem Finance BV 7.75% 2013[3]	2,000	1,953
TuranAlem Finance BV 8.50% 2015	500	493
TuranAlem Finance BV 8.50% 2015[3]	260	256
Rouse Co. 3.625% 2009	615	575
Rouse Co. 7.20% 2012	695	700
Rouse Co. 5.375% 2013	390	352
Rouse Co. (TRC) 6.75% 2013[3]	1,700	1,664
HSBC Finance Corp. 5.00% 2015	2,265	2,094
iStar Financial, Inc., Series B, 4.875% 2009	500	487
iStar Financial, Inc., Series B, 5.70% 2014	1,500	1,448
ILFC E-Capital Trust II 6.25% 2065[1,3]	2,000	1,893
Lazard Group LLC 7.125% 2015	1,685	1,706
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,3]	1,500	1,426
Downey Financial Corp. 6.50% 2014	1,250	1,229
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,3]	1,250	1,168
Resona Bank, Ltd. 5.85% (undated)[1,3]	1,000	932
Fairfax Financial Holdings Ltd. 7.75% 2012	1,000	875
UnumProvident Finance Co. PLC 6.85% 2015[3]	800	788
Sovereign Capital Trust I 9.00% 2027	500	532
Kazkommerts International BV 8.50% 2013	500	515
Capital One Financial Corp. 8.75% 2007	500	508
Chevy Chase Bank, FSB 6.875% 2013	500	503
		41,642

HEALTH CARE — 4.13%
Select Medical Corp. 7.625% 2015	1,120	980
Select Medical Holdings Corp. 10.82% 2015[1,3]	7,000	6,405
Tenet Healthcare Corp. 6.375% 2011	2,975	2,670
Tenet Healthcare Corp. 7.375% 2013	1,525	1,399
Tenet Healthcare Corp. 9.875% 2014	2,800	2,814
Tenet Healthcare Corp. 9.25% 2015[3]	350	345
Warner Chilcott Corp. 8.75% 2015	6,630	6,862
Concentra Operating Corp. 9.50% 2010	4,155	4,321
Concentra Operating Corp. 9.125% 2012	600	624
HealthSouth Corp. 11.418% 2014[1,3]	425	426
HealthSouth Corp. 10.75% 2016[3]	4,425	4,359
Accellent Inc. 10.50% 2013	2,650	2,723
Columbia/HCA Healthcare Corp. 7.00% 2007	750	758
HCA Inc. 5.50% 2009	500	485
HCA Inc. 6.25% 2013	550	516
HCA Inc. 6.50% 2016	1,000	930
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,410	1,484
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,185	1,244
Mylan Laboratories Inc. 5.75% 2010	1,150	1,101
Triad Hospitals, Inc. 7.00% 2012	925	925
		41,371

NON-U.S. GOVERNMENT BONDS & NOTES — 0.96%
Argentina (Republic of) 4.278% 2012[1]	1,625	1,320
Argentina (Republic of) 7.255% 2033[4,8]	ARS2,684	752
Argentina (Republic of) GDP-Linked 2035	5,935	153
Panama (Republic of) Global 7.125% 2026	$310	301
Panama (Republic of) Global 9.375% 2029	250	296
Panama (Republic of) Global 6.70% 2036	1,362	1,253
Russian Federation 8.25% 2010	889	925
Russian Federation 8.25% 2010[3]	667	694
United Mexican States Government Global 11.375% 2016	1,015	1,386
Brazil (Federal Republic of) Global 7.875% 2015	250	262
Brazil (Federal Republic of) Global 11.00% 2040	550	683
Dominican Republic 9.04% 2018[3,4]	668	702
Colombia (Republic of) Global 10.75% 2013	500	591
Turkey (Republic of) 12.375% 2009	250	280
		9,598

MORTGAGE-BACKED OBLIGATIONS — 0.59%
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[3,7]	5,970	5,889

ASSET-BACKED OBLIGATIONS — 0.28%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3,7]	2,750	2,794

MUNICIPALS — 0.13%
State of Winsconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	1,265	1,342

Total bonds & notes (cost: $854,877,000)		841,265

Convertible securities — 1.60%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.59%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,371
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,4,6]	300	2,515
		5,886

INFORMATION TECHNOLOGY — 0.55%
Conexant Systems, Inc. 4.00% convertible notes 2007	$3,600,000	3,559
SCI Systems, Inc. 3.00% convertible debentures 2007	$2,000,000	1,945
		5,504

TELECOMMUNICATION SERVICES — 0.27%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,747

UTILITIES — 0.19%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,930

Total convertible securities (cost: $14,506,000)		16,067

Preferred stocks — 2.95%	Shares	Market value (000)

FINANCIALS — 2.95%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	5,500,000	$5,892
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	2,000,000	2,103
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	6,114,000	6,561
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,3]	5,370,000	5,127
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	160,000	4,515
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	2,000,000	2,125
First Republic Capital Corp., Series A, 10.50% preferred[3]	2,000	2,100
Fannie Mae, Series O, 7.065% preferred[1,3]	20,000	1,079
		29,502

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,9]	250	37

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[9]	10,000	5

Total preferred stocks (cost: $26,737,000)		29,544

Common stocks — 1.72%

UTILITIES — 0.58%
Drax Group PLC[9]	386,481	5,868

TELECOMMUNICATION SERVICES — 0.43%
Sprint Nextel Corp., Series 1	127,382	2,546
Dobson Communications Corp., Class A9	237,211	1,834
XO Holdings, Inc.[9]	651	3
		4,383

INDUSTRIALS — 0.38%
DigitalGlobe Inc.[3,6,9]	3,677,578	3,678
Delta Air Lines, Inc.[3,9]	93,360	70
		3,748

CONSUMER DISCRETIONARY — 0.13%
Clear Channel Communications, Inc.	25,506	789
Radio One, Inc., Class D, nonvoting[9]	34,000	252
Radio One, Inc., Class A9	17,000	127
ACME Communications, Inc.[9]	13,100	67
		1,235

FINANCIALS — 0.11%
Beverly Hills Bancorp Inc.	114,900	1,105

INFORMATION TECHNOLOGY — 0.05%
ZiLOG, Inc.[9]	153,000	517

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,9]	80,522	20

MISCELLANEOUS — 0.04%
Other common stocks in initial period of acquisition		$371

Total common stocks (cost: $13,080,000)		17,247

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	1,305	2
XO Holdings, Inc., Series B, warrants, expire 2010[9]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[9]	978	—
KMC Telecom Holdings, Inc., warrants, expire 2008[3,6,9]	9,500	0
GT Group Telecom Inc., warrants, expire 2010[3,6,9]	4,000	0

Total rights & warrants (cost: $428,000)		2

Short-term securities — 9.23%	Principal amount (000)

Park Avenue Receivables Co., LLC 5.08% due 7/11/2006[3]	$9,600	9,585
Park Avenue Receivables Co., LLC 5.25% due 8/3/2006[3,10]	6,000	5,970
Clipper Receivables Co., LLC 5.07% due 7/20/2006[3]	13,300	13,262
3M Co. 4.98% due 7/24/2006	12,600	12,558
Ciesco LLC 5.02% due 7/14/2006[3]	10,000	9,981
International Lease Finance Corp. 5.09% due 8/10/2006[10]	10,000	9,944
Fannie Mae 5.20% due 8/31/2006[10]	8,400	8,327
Three Pillars Funding, LLC 5.28% due 7/3/2006[3]	8,000	7,996
Federal Home Loan Bank 4.925% due 7/19/2006	8,000	7,978
Coca-Cola Co. 5.00% due 8/7/2006[10]	3,600	3,581
Freddie Mac 4.88% due 7/11/2006	3,464	3,459

Total short-term securities (cost: $92,638,000)		92,641

Total investment securities (cost: $1,002,266,000)		996,766
Other assets less liabilities		6,441

Net assets		$1,003,207

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $270,776,000, which represented 26.99% of the net assets of the fund.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Scheduled interest and/or principal payment was not received.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
8Index-linked bond whose principal amount moves with a government retail price index.
9Security did not produce income during the last 12 months.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

June 30, 2006
unaudited

Bonds & notes — 96.06%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 47.06%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	$502	$506
Fannie Mae, Series 2000-T5B, 7.30% 2010	2,000	2,125
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	3,500	3,297
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,438	1,408
Fannie Mae 12.00% 2015	75	85
Fannie Mae 5.00% 2017	5,544	5,361
Fannie Mae 5.50% 2017	3,189	3,136
Fannie Mae 9.00% 2018	32	34
Fannie Mae 10.00% 2018	152	167
Fannie Mae, Series 2001-4, Class GB, 10.456% 2018[2]	475	522
Fannie Mae 6.00% 2021	1,475	1,480
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[2]	198	219
Fannie Mae, Series 2001-4, Class NA, 11.90% 2025[2]	559	618
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	9,818	9,929
Fannie Mae 7.00% 2026	159	164
Fannie Mae 8.50% 2027	117	125
Fannie Mae 8.50% 2027	91	98
Fannie Mae 7.00% 2028	167	172
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	843	866
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	568	584
Fannie Mae 7.50% 2029	63	66
Fannie Mae 7.50% 2029	50	52
Fannie Mae 7.00% 2031	115	118
Fannie Mae 7.50% 2031	311	323
Fannie Mae 7.50% 2031	90	93
Fannie Mae 7.50% 2031	41	43
Fannie Mae 7.50% 2031	16	16
Fannie Mae, Series 2001-20, Class C, 12.009% 2031[2]	399	444
Fannie Mae 7.00% 2032	537	550
Fannie Mae 7.00% 2032	74	75
Fannie Mae 4.178% 2033[2]	2,966	2,909
Fannie Mae 5.50% 2034	2,559	2,465
Fannie Mae 6.00% 2034	16,734	16,509
Fannie Mae 6.00% 2034	2,057	2,031
Fannie Mae 6.00% 2034	1,285	1,267
Fannie Mae 6.00% 2034	909	898
Fannie Mae 4.484% 2035[2]	2,187	2,123
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,855	1,759
Fannie Mae 5.00% 2035	6,428	6,009
Fannie Mae 5.50% 2035	14,969	14,420
Fannie Mae 6.00% 2035	4,426	4,367
Fannie Mae 6.00% 2035	2,339	2,309
Fannie Mae 5.50% 2036	16,765	16,098
Fannie Mae 5.50% 2036	5,978	5,740
Fannie Mae 5.592% 2036[2]	3,894	3,845
Fannie Mae 6.00% 2036	9,194	9,047
Fannie Mae 6.50% 2036	2,322	2,335
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	644	665
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	628	640
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	590	604
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	112	115
Government National Mortgage Assn. 9.50% 2009	214	221
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	871	834
Government National Mortgage Assn. 9.50% 2020	207	229
Government National Mortgage Assn. 8.50% 2021	133	142
Government National Mortgage Assn. 8.50% 2022	128	136
Government National Mortgage Assn. 8.50% 2022	23	24
Government National Mortgage Assn. 8.50% 2022	15	16
Government National Mortgage Assn. 8.50% 2023	170	181
Government National Mortgage Assn. 3.75% 2035[2]	805	778
Government National Mortgage Assn. 4.00% 2035[2]	2,306	2,231
Government National Mortgage Assn. 4.00% 2035[2]	1,367	1,327
Government National Mortgage Assn. 5.00% 2036	4,918	4,624
Government National Mortgage Assn. 5.00% 2036	3,732	3,509
Government National Mortgage Assn. 5.50% 2036	8,174	7,888
Government National Mortgage Assn. 5.50% 2036	4,243	4,095
Government National Mortgage Assn. 6.00% 2036	6,000	5,937
Government National Mortgage Assn. 6.50% 2036	9,928	10,009
Government National Mortgage Assn. 6.50% 2036	1,175	1,184
Government National Mortgage Assn. 6.50% 2036	823	829
Freddie Mac 7.00% 2008	62	63
Freddie Mac 8.25% 2008	76	76
Freddie Mac 8.25% 2008	8	8
Freddie Mac 8.25% 2009	13	13
Freddie Mac 8.00% 2012	29	30
Freddie Mac 6.00% 2014	110	111
Freddie Mac 4.00% 2015	794	736
Freddie Mac 7.00% 2015	101	102
Freddie Mac 8.00% 2017	144	149
Freddie Mac 8.50% 2018	12	12
Freddie Mac 11.00% 2018	67	74
Freddie Mac, Series 1567, Class A, 4.668% 2023[2]	469	422
Freddie Mac 8.50% 2027	48	52
Freddie Mac 9.00% 2030	338	362
Freddie Mac 4.048% 2033[2]	289	282
Freddie Mac 4.613% 2035[2]	3,248	3,151
Freddie Mac 4.649% 2035[2]	9,008	8,735
Freddie Mac 5.00% 2035	3,907	3,649
Freddie Mac 5.00% 2035	1,983	1,852
Freddie Mac 5.00% 2035	1,925	1,798
Freddie Mac 5.50% 2035	969	930
Freddie Mac 5.50% 2035	968	930
Freddie Mac, Series 3061, Class PN, 5.50% 2035	719	707
Freddie Mac 6.00% 2036	6,427	6,326
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,848	1,763
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.011% 2035[2]	2,960	2,962
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	913	872
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	860	849
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,249	1,230
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,830	1,811
Countrywide Alternative Loan Trust, Series 2006-24CB, Class 2-A-1, 6.00% 2036	1,000	1,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,120	1,076
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,326	1,268
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,938
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	966
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,498	5,567
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	803	783
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	887	866
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[2]	1,060	1,035
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	600	583
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 2037[2]	1,217	1,193
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.583% 2045[2]	939	942
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,806	2,882
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.401% 2045[2]	1,500	1,458
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	3,065	3,102
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	645	656
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.038% 2035[2]	1,125	1,114
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,624	2,600
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	384	386
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,120
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.312% 2033[2]	233	229
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	227	228
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,025
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	422	420
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	1,000	962
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.78% 2035[2]	2,922	2,765
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,806
Commercial Mortgage Trust, Series 2004-LB2A, Class A-2, 3.60% 2039	1,000	953
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[2,3]	635	639
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.734% 2027[2,3]	990	997
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.853% 2028[2,3]	523	533
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	373	368
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	745	745
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	534
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	1,250	1,213
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	318	319
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	521	524
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,645
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	947
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,212
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.054% 2033[2]	252	246
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,906
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	785	792
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,280
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	2,174	2,057
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,916
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,250	1,264
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	509
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	1,650	1,614
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,518
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.36% 2040[2,3]	1,556	1,504
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.462% 2033[2]	620	602
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.71% 2035[2]	879	864
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,505	1,462
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,227
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036[2]	1,225	1,209
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	1,134	1,115
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	872	870
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[3]	835	834
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	828	817
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	820	806
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.595% 2034[2]	653	638
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	636	623
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	600	588
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.583% 2035[2]	462	463
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	271	273
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	145	145
		291,788

U.S. TREASURY BONDS & NOTES — 28.21%
U.S. Treasury 3.625% 2009	14,750	14,135
U.S. Treasury 4.00% 2010	9,000	8,668
U.S. Treasury 5.75% 2010	21,300	21,828
U.S. Treasury 5.00% 2011	4,000	3,989
U.S. Treasury 3.875% 2013	11,000	10,242
U.S. Treasury 4.25% 2013	25,500	24,197
U.S. Treasury 4.25% 2014	2,000	1,884
U.S. Treasury Principal Strip 0% 2014	4,000	2,710
U.S. Treasury 7.50% 2016	1,500	1,775
U.S. Treasury 8.875% 2017	3,690	4,815
U.S. Treasury 8.125% 2019	3,500	4,431
U.S. Treasury 8.875% 2019[4]	13,095	17,402
U.S. Treasury Principal Strip 0% 2019	8,635	4,434
U.S. Treasury 8.50% 2020	3,250	4,251
U.S. Treasury 7.875% 2021	3,000	3,774
U.S. Treasury 6.50% 2026	10,000	11,473
U.S. Treasury 5.375% 2031	10,639	10,825
U.S. Treasury 4.50% 2036[4]	26,850	24,081
		174,914

FEDERAL AGENCY BONDS & NOTES — 10.51%
Small Business Investment Companies, Participating Securities, Series SBIC-PS 2006-10A, 5.408% 2016	5,995	5,739
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	1,039	1,025
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	807	810
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	2,311	2,375
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	1,910	1,810
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,866	1,802
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	3,019	2,874
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	2,331	2,222
Fannie Mae 5.25% 2007	4,000	3,984
Fannie Mae 6.00% 2008	7,000	7,066
Fannie Mae 4.125% 2014	8,000	7,313
Freddie Mac 6.625% 2009	6,575	6,797
Freddie Mac 4.125% 2010	2,750	2,616
Freddie Mac 5.50% 2011	4,000	4,007
Federal Home Loan Bank 3.75% 2007	5,410	5,304
United States Agency for International Development, Republic of Egypt 4.45% 2015	3,250	3,014
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	1,990
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,455	2,470
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	975
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	1,000	973
		65,166

ASSET-BACKED OBLIGATIONS[1]— 9.26%
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	958
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	4,898
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	2,000	1,949
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,921
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	4,982	4,828
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	1,291	1,291
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	3,000	2,918
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	3,966
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,514
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	683	676
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	724
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	1,000	995
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[3]	2,250	2,247
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,402	2,225
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,250	2,163
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	2,000	1,992
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,000	1,969
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010	1,835	1,840
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,733
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	983
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	716
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	1,550	1,571
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,509
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.603% 2033[2]	1,453	1,455
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,446
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	237	233
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	117	116
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	106	105
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	696	684
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.633% 2035[2]	1,000	1,003
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	875	835
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	750	740
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	736	734
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 5.613% 2034[2]	727	728
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	561	556
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	555	554
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	452	449
Seawest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	115	113
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	70	69
		57,406

INDUSTRIALS — 0.71%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,470	2,545
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,267	1,235
General Electric Capital Corp., Series A, 6.75% 2032	550	589
		4,369

UTILITIES — 0.24%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,515

ENERGY — 0.07%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	444	435

Total bonds & notes (cost: $610,304,000)		595,593

Short-term securities — 7.73%

International Lease Finance Corp. 5.05% due 8/3/2006	10,000	9,953
Wal-Mart Stores Inc. 5.24% due 8/22/2006[3]	10,000	9,923
BellSouth Corp. 5.12% due 7/13/2006[3]	9,700	9,682
Three Pillars Funding, LLC 5.28% due 7/3/2006[3]	9,500	9,496
Ranger Funding Co. LLC 5.17% due 7/26/2006[3]	5,300	5,280
Ciesco LLC 5.02% due 7/14/2006[3]	3,600	3,593

Total short-term securities (cost: $47,926,000)		47,927

Total investment securities (cost: $658,230,000)		643,520
Other assets less liabilities		(23,514)

Net assets		$620,006

1 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $77,126,000, which represented 12.44% of the net assets of the fund.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash Management Fund
Investment portfolio

June 30, 2006
unaudited

Short-term securities — 102.32%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 81.31%
Becton, Dickinson and Co. 5.18%-5.21% due 8/2-8/4/2006	$10,700	$10,649
Kimberly-Clark Worldwide Inc. 5.21% due 7/27/2006[1]	10,400	10,359
Gannett Co. 4.99%-5.00% due 7/10-7/13/2006[1]	10,000	9,984
Export Development Corp. 5.03% due 7/13/2006	10,000	9,982
Variable Funding Capital Corp. 5.14% due 7/26/2006[1]	10,000	9,963
Clipper Receivables Co., LLC 5.25% due 7/28/2006[1]	10,000	9,959
Hewlett-Packard Co. 5.20% due 7/31/2006[1]	10,000	9,955
Bank of America Corp. 5.165% due 8/11/2006	10,000	9,940
Medtronic Inc. 5.21% due 8/21/2006[1]	10,000	9,925
International Lease Finance Corp. 5.26% due 8/24/2006	10,000	9,920
Spintab AB (Swedmortgage) 5.34% due 8/28/2006	10,000	9,914
HSBC Finance Corp. 5.29% due 8/28/2006	10,000	9,913
NetJets Inc. 5.20% due 8/14/2006[1]	9,700	9,637
BASF AG 5.09% due 7/31/2006[1]	9,000	8,960
Harley-Davidson Funding Corp. 5.10% due 8/3/2006[1]	9,000	8,957
Anheuser-Busch Companies, Inc. 5.07%-5.09% due 8/15-8/17/2006[1]	9,000	8,940
3M Co. 4.98% due 7/20/2006	8,800	8,776
UBS Finance (Delaware) LLC 5.215% due 8/3/2006	8,200	8,160
Wal-Mart Stores Inc. 4.94% due 7/6/2006[1]	8,000	7,993
Park Avenue Receivables Co., LLC 5.13% due 7/12/2006[1]	8,000	7,986
Emerson Electric Co. 5.07% due 7/5/2006[1]	7,800	7,795
Sheffield Receivables Corp. 5.25% due 8/7/2006[1]	7,600	7,558
Danske Corp. 5.205% due 8/16/2006[1]	7,400	7,345
Amsterdam Funding Corp. 5.18% due 8/9/2006[1]	7,200	7,159
IBM Capital Inc. 5.20% due 7/26/2006[1]	6,600	6,575
IXIS Commercial Paper Corp. 4.95% due 7/7/2006[1]	6,000	5,994
DaimlerChrysler Revolving Auto Conduit LLC II 5.05% due 7/18/2006	6,000	5,985
Hershey Co. 5.10% due 8/7/2006[1]	6,000	5,968
Pitney Bowes Inc. 5.20% due 7/7/2006[1]	5,800	5,794
Swedish Export Credit Corp. 5.00% due 7/13/2006	5,600	5,590
American Honda Finance Corp. 5.05% due 7/24/2006	5,600	5,581
Svenska Handelsbanken Inc. 5.155% due 8/7/2006	5,300	5,271
Coca-Cola Co. 4.94% due 7/6/2006	5,000	4,996
Triple-A One Funding Corp. 5.29% due 7/27/2006[1]	5,000	4,980
Toyota Motor Credit Corp. 5.02% due 7/19/2006	4,000	3,989
Barton Capital LLC 5.09% due 7/20/2006[1]	3,800	3,789
Caterpillar Financial Services Corp. 4.95% due 7/3/2006	3,500	3,499
ANZ National (International) Ltd. 5.09% due 8/7/2006[1]	500	497
		288,237

FEDERAL AGENCY DISCOUNT NOTES — 19.74%
Fannie Mae 4.82%-5.19% due 7/3-8/22/2006	19,700	19,631
Federal Home Loan Bank 4.925%-5.18% due 7/19-8/18/2006	19,000	18,923
International Bank for Reconstruction and Development 4.97%-5.10% due 7/5-7/17/2006	15,800	15,768
Tennessee Valley Authority 4.95%-5.15% due 7/13-8/3/2006	10,700	10,679
Freddie Mac 4.91% due 7/19/2006	5,000	4,986
		69,987

U.S. TREASURIES — 1.27%
U.S. Treasury Bills 4.61%-4.70% due 7/6-7/20/2006	4,500	4,490

Total investment securities (cost: $362,718,000)		362,714
Other assets less liabilities		(8,207)

Net assets		$354,507

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $176,072,000, which represented 49.67% of the net assets of the fund.

MFGEFP-995-0806-S6913
ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: September 7, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: September 7, 2006